485BPOS		File Nos. 333-82329
Allianz Alterity		811-05618
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	22	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	283	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on May 1, 2010 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: May 1, 2010
Titles of Securities Being Registered:	Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS

THE ALLIANZ ALTERITY® VARIABLE ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

For your convenience we have provided a glossary that defines key, capitalized terms that are used in this prospectus at the back of this prospectus.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a “flexible purchase payment” contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is “variable” because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term “Investment Options” refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is “deferred” because you do not begin receiving regular Annuity Payments immediately.

The Contract offers the PRIME Plus® Benefit that includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. The PRIME Plus Benefit carries a higher Contract expense.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal.

Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your registered representative about the Contract’s features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: May 1, 2010

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010

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This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contracts that we no longer offer can be found in the SAI.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS	GATEWAY
AZL Balanced Index StrategySM Fund	AZL® Gateway Fund
AZL FusionSM Balanced Fund
AZL FusionSM Conservative Fund	INVESCO
AZL FusionSM Growth Fund	AZL® Invesco International Equity Fund
AZL FusionSM Moderate Fund
AZL Growth Index StrategySM Fund	J.P. MORGAN
AZL® JPMorgan U.S. Equity Fund
BLACKROCK
AZL® BlackRock Capital Appreciation Fund	MFS
AZL® International Index Fund	AZL® MFS Investors Trust Fund
AZL® Mid Cap Index Fund
AZL® Money Market Fund	OPPENHEIMER CAPITAL
AZL® S&P 500 Index Fund	AZL® OCC Growth Fund
AZL® Small Cap Stock Index Fund	AZL® OCC Opportunity Fund
BlackRock Global Allocation V.I. Fund
OPPENHEIMER FUNDS
COLUMBIA	Oppenheimer Global Securities Fund/VA(1)
AZL® Columbia Mid Cap Value Fund	Oppenheimer High Income Fund/VA
AZL® Columbia Small Cap Value Fund	Oppenheimer Main Street Fund®/VA(1)
Seligman Smaller-Cap Value Portfolio(1)
PIMCO
DAVIS	PIMCO EqS Pathfinder Portfolio
AZL® Davis NY Venture Fund	PIMCO VIT All Asset Portfolio
Davis VA Financial Portfolio	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Davis VA Value Portfolio(1)	PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
DREYFUS	PIMCO VIT Global Multi-Asset Portfolio
AZL® Dreyfus Equity Growth Fund	PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
EATON VANCE	PIMCO VIT Total Return Portfolio
AZL® Eaton Vance Large Cap Value Fund
PRUDENTIAL
FRANKLIN TEMPLETON	Jennison Portfolio
AZL® Franklin Small Cap Value Fund	SP International Growth Portfolio
AZL® Franklin Templeton Founding Strategy Plus Fund
Franklin Global Real Estate Securities Fund	SCHRODER
Franklin Growth and Income Securities Fund	AZL® Schroder Emerging Markets Equity Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund	TURNER
Franklin Large Cap Growth Securities Fund	AZL® Turner Quantitative Small Cap Growth Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund	VAN KAMPEN
Franklin Small Cap Value Securities Fund(2)	AZL® Van Kampen Equity and Income Fund
Franklin Templeton VIP Founding Funds Allocation Fund	AZL® Van Kampen Global Real Estate Fund
Franklin U.S. Government Fund	AZL® Van Kampen Growth and Income Fund
Franklin Zero Coupon Fund 2010(3)	AZL® Van Kampen International Equity Fund
Mutual Global Discovery Securities Fund	AZL® Van Kampen Mid Cap Growth Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund
(1)	The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)	The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)	Not available after December 17, 2010. See section 4, Investment Options for further information.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010

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TABLE OF CONTENTS

Fee Tables4
Contract Owner Transaction Expenses 4
Contract Owner Periodic Expenses 5
Annual Operating Expenses of the Investment Options 6
Examples6
1.The Variable Annuity Contract8
Ownership9
2.Purchase10
Purchase Payments 10
Automatic Investment Plan (AIP) 11
Allocation of Purchase Payments 11
Tax-Free Section 1035 Exchanges 12
Faxed Applications 12
Free Look/Right to Examine 12
Accumulation Units/Computing the Contract Value 12
3.The Annuity Phase13
Income Date14
Traditional Annuity Payments 14
Annuity Options 15
Partial Annuitization 17
4.Protected Retirement Income Made Easy:
The PRIME Plus Benefit 18
Adding the PRIME Plus Benefit To Your Contract 19
Removing the PRIME Plus Benefit From
Your Contract19
Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit 20
PB Value22
Using the PRIME Plus Benefit 26
GPWB Payments 28
Taxation of GPWB Payments 30
Termination of the GPWB 30
GMIB Payments 30
Amount Used to Calculate GMIB Payments31
Taxation of GMIB Payments 31
Termination of the GMIB 32
Required Minimum Distributions (RMDs) Under
Qualified Contracts with the PRIME Plus Benefit 32
5.Investment Options33
Substitution and Limitation on Further Investments 41
Transfers41
Excessive Trading and Market Timing 42
Dollar Cost Averaging (DCA) Program 44
Flexible Rebalancing 45
Financial Advisers – Asset Allocation Programs 45
Voting Privileges 46
6.Our General Account46
7.Expenses46
Separate Account Annual Expenses 46
Contract Maintenance Charge 47
Withdrawal Charge 48

Transfer Fee50
Premium Taxes 50
Income Taxes 50
Investment Option Expenses 50
8.Taxes50
Annuity Contracts in General 51
Qualified Contracts 51
Multiple Contracts 52
Partial 1035 Exchanges 52
Distributions – Non-Qualified Contracts 53
Distributions – Qualified Contracts 54
Assignments, Pledges and Gratuitous Transfers 55
Death Benefits 55
Withholding55
Federal Estate Taxes 55
Generation-Skipping Transfer Tax 55
Foreign Tax Credits 55
Annuity Purchases by Nonresident Aliens and
Foreign Corporations 55
Possible Tax Law Changes 56
Diversification56
Required Distributions 56
9.Access to Your Money57
Partial Withdrawal Privilege 58
Waiver of Withdrawal Charge Benefits 58
Systematic Withdrawal Program 59
The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments 59
Suspension of Payments or Transfers 60
10.Illustrations60
11.Death Benefit60
Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) 61
Enhanced Guaranteed Minimum Death Benefit
(Enhanced GMDB) 61
Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB) 63
Termination of the Death Benefit 64
Death of the Owner Under Inherited IRA Contracts 64
Death of the Owner and/or Annuitant Under
All Other Contracts 64
Death Benefit Payment Options 68
12.Other Information69
Allianz Life69
The Separate Account 69
Distribution69
Additional Credits for Certain Groups 71
Administration/Allianz Service Center 71
Legal Proceedings 71
Financial Statements 71

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13.Table of Contents of the Statement of Additional Information (SAI) 72
14.Privacy and Security Statement73
Appendix A – Condensed Financial Information 75
Appendix B – PB Value Calculation Examples 83
Appendix C – GPWB Under the PRIME Plus Benefit 85
Appendix D – Death Benefit Calculation Examples 86 Appendix E – Withdrawal Charge Examples 88 Glossary 90 For Service or More Information 92

The following is a list of common abbreviations used in this prospectus:

AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
CV Plus	=	Contract Value Plus	MAV	=	Maximum Anniversary Value
GMDB	=	Guaranteed Minimum Death Benefit	PRIME	=	Protected Retirement Income Made Easy
GMIB	=	Guaranteed Minimum Income Benefit

FEE TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge During the Accumulation Phase(1),(2)
(as a percentage of each Purchase Payment withdrawn)

Number of Complete Contract Years Since We Received Your Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract Years or more	0%

Transfer Fee(3)$25

Premium Taxes(4)0% to 3.5%

(as a percentage of each Purchase Payment)

(1)
The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken during that Contract Year under the partial withdrawal privilege or as required minimum distribution payments. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money; and section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – GPWB Payments.

(2)
The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals).

(3)
The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging program, flexible rebalancing program, or the allocation and transfer restrictions for the PRIME Plus Benefit against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses – Transfer Fee.

(4)
It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 7, Expenses – Premium Taxes.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010

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CONTRACT OWNER PERIODIC EXPENSES

The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options’ fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges and the administrative charge.

During the Accumulation Phase:

Contract Maintenance Charge(5)$40
(per Contract per year)

Separate Account Annual Expenses(6)
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

	Maximum and Current Charges for a Base Contract			Current Charges for a Contract with the PRIME Plus Benefit(7),(8)
	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total
Traditional GMDB	1.35%	0.15%	1.50%	2.05%	0.15%	2.20%
Enhanced GMDB	1.65%	0.15%	1.80%	2.25%	0.15%	2.40%
Earnings Protection GMDB	1.65%	0.15%	1.80%	2.30%	0.15%	2.45%

	Maximum Charges(9) for a Contract with the PRIME Plus Benefit
	M&E Charges	Admin. Charge	Total
Traditional GMDB	2.50%	0.15%	2.65%
Enhanced GMDB	2.70%	0.15%	2.85%
Earnings Protection GMDB	2.75%	0.15%	2.90%

During the Annuity Phase:

Contract Maintenance Charge(10)$40
(per Contract per year)

Separate Account Annual Expenses – if you request variable Traditional Annuity Payments
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

M&E Charge(11)	1.35%
Administrative Charge	0.15%
Total	1.50%

(5)
We waive the contract maintenance charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. For more information, please see section 7, Expenses – Contract Maintenance Charge.

(6)	The Enhanced GMDB, Earnings Protection GMDB and PRIME Plus Benefit may not be available in all states; check with your registered representative.

(7)	You can add the PRIME Plus Benefit to your Contract once before age 76. The current charges apply if you add the PRIME Plus Benefit at issue, after issue, or if you reset the 7% AIA.

(8)
If you exercise the GPWB, the increased expenses associated with the PRIME Plus Benefit will continue until both the GPWB and GMIB terminate and the increased expenses associated with the Enhanced GMDB or the Earnings Protection GMDB (if applicable) will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

(9)	This is the maximum charge we could impose if you add the PRIME Plus Benefit to your Contract at issue, after issue, or if you reset the 7% AIA.

(10)
We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, please see section 7, Expenses – Contract Maintenance Charge.

(11)
Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 3, The Annuity Phase – Partial Annuitization..

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010

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ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2009 , charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.54%	2.08%
*
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table.

EXAMPLES

The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The entire $40 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $100,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $100,000.

Transfer fees may apply, but are not reflected in these examples.

For additional information, see section 7, Expenses.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010

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If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

a)	Maximum charges* for a Contract that has the Earnings Protection GMDB and the PRIME Plus Benefit (which carries the highest Separate Account annual expense of 2.90%).

b)	Current charges for a Contract that has the Earnings Protection GMDB and the PRIME Plus Benefit (which carries a Separate Account annual expense of 2.45%).

c)	The Base Contract with the Traditional GMDB (which carries the lowest Separate Account annual expense of 1.50%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
2.08% (the maximum Investment Option operating expense)	a)	$1,238	$2,114	$2,991	$5,385
	b)	$1,194	$1,989	$2,792	$5,038
	c)	$1,101	$1,717	$2,355	$4,245
0.54% (the minimum Investment Option operating expense)	a)	$1,087	$1,676	$2,288	$4,121
	b)	$1,042	$1,544	$2,072	$3,708
	c)	$ 947	$1,260	$1,598	$2,769

If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
2.08% (the maximum Investment Option operating expense)	a)	$ 538	$1,614	$2,691	$5,385
	b)	$ 494	$1,489	$2,492	$5,038
	c)	$ 401	$1,217	$2,055	$4,245
0.54% (the minimum Investment Option operating expense)	a)	$ 387	$1,176	$1,988	$4,121
	b)	$ 342	$1,044	$1,772	$3,708
	c)	$ 247	$ 760	$1,298	$2,769

*
If you add the PRIME Plus Benefit to your Contract after the Issue Date, or if you reset the 7% AIA, your Separate Account annual expense may be less than this amount, but it cannot be greater than this amount.

**
Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states. GMIB Payments are not available until seven Contract Years after: a) the date the PRIME Plus Benefit was added to your Contract, or b) after the date of any 7% AIA reset.

See Appendix A for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010

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1.	THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract. However, the Contract may offer other features that meet your needs. Accordingly, if you are purchasing a Qualified Contract, you should consider purchasing this Contract for its death benefit, annuity benefits and other non-tax deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether a Qualified Contract is an appropriate investment for you.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.

•	The Business Day before the Income Date if you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. For Contracts with the PRIME Plus Benefit, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

*	GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options (see the “Investment Option Allocation and Transfer Restrictions under the PRIME Plus Benefit” discussion in section 4, Protected Retirement Income Made Easy:  The PRIME Plus Benefit). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

We will not make any changes to your Contract without your permission except as may be required by law.

The Contract will terminate when:

•	the Accumulation Phase has terminated,

•	the Annuity Phase, if any, has terminated and/or

•	all applicable death benefit payments have been made.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010

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For example, if you purchase a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract will terminate although the Annuity Phase never began and we did not make any death benefit payments.

State Specific Contract Restrictions

If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.

•	The withdrawal charge schedule.

•	Availability of Investment Options, Annuity Options, endorsements, and/or riders.

•	Free look rights.

•	Selection of certain Income Dates.

•	Restrictions on your ability to make additional Purchase Payments.

•	Selection of certain assumed investment rates for variable Annuity Payments.

•	Our ability to restrict transfer rights.

All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP

Owner

You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner

A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

Annuitant

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant when you purchase a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract, and the joint Annuitants must be spouses.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your registered representative if you have questions.

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Payee

The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

Beneficiary

The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

Assignment, Changes of Ownership and Other Transfers of a Contract

An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be provided to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We will not be liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

2.	PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 90 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.

•
If you select the PRIME Plus Benefit, the minimum initial payment we will accept is $25,000 ($10,000 in the state of New Jersey). For all other Contracts, the minimum initial payment we will accept is $10,000.

•	You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you exercise the GPWB, if applicable.

•
You cannot make any additional Purchase Payments to the Contract after the Income Date that you take a Full Annuitization (including a required Full Annuitization on the maximum permitted Income Date) or after you exercise the GPWB. In certain states, additional Purchase Payments can only be made during the first Contract Year or may be otherwise restricted.

•	The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).

•
If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 9, Access to Your Money – The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes – Qualified Contracts – Inherited IRA.

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Purchase Payments to Qualified Contracts are limited by federal law and must be from earned income or a qualified transfer. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted after the Owner reaches age 70½.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)

The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form in Good Order by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.

You cannot exercise the GPWB and participate in the AIP at the same time. The AIP will no longer be available to you after the Income Date on which you take a Full Annuitization.

ALLOCATION OF PURCHASE PAYMENTS

We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options (see the “Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit” discussion in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit).

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in Good Order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan, dollar cost averaging program or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be “received” when it is received at our Service Center regardless of how or when you made the payment. If you are sending an application and/or a check to purchase a new Contract, you should send the materials to the address listed on your application. Applications and Purchase Payments you send to our home office address will be forwarded to the lockbox address listed on your application, which may delay processing of your application.

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TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there will be a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

FAXED APPLICATIONS

We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important to verify that we have received any faxed application sent. We are not liable for faxed transaction requests that were sent but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider’s, your registered representative’s, or your registered representative’s broker dealer’s can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If experiencing problems, your application should be submitted in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE

If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. In certain states, or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated.  For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE

Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

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When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day’s price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:

•	dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,

•	adding any applicable dividends or capital gains, and

•	multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day’s price.

3.	THE ANNUITY PHASE

You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, the amount payable will be the amount that would have been provided at the true age or gender.

*
GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value. For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – PB Value.

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INCOME DATE

The Income Date is the date Annuity Payments (GMIB Payments and/or Traditional Annuity Payments) begin. Your scheduled Income Date in your Contract is the maximum permitted Income Date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary. Your scheduled Income Date may be different if the Contract is issued to a charitable remainder trust. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different Income Date after the Issue Date, but any such request is subject to applicable law and our approval. The extension available to you may vary depending on the broker/dealer you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset (and certain other conditions must also be met). The Income Date will never be later than what is permitted under applicable law.
NOTE: You will be required to take a Full Annuitization of your Contract on the maximum permitted Income Date if, at that time, your Contract Value is greater than zero. We will base your Annuity Payments on your Contract Value. If you have not selected an Annuity Option we will make payments under the default option described in the “Annuity Payments” discussion of this section. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or payments other than Annuity Payments (which includes GPWB Payments) will stop, and the death benefit will terminate.

TRADITIONAL ANNUITY PAYMENTS

Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

Annuity Option 6 is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, Annuity Option 6 is also available for fixed Traditional Annuity Payments.

We base Annuity Payments on your Contract Value.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose variable Traditional Annuity Payments, the dollar amount of the payments will depend upon the following factors.

•	The Contract Value on the Income Date.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant, where permitted.

•	The Annuity Option you select.

•	The assumed investment rate (AIR) you select.

•	The mortality table specified in the Contract.

•	The future performance of the Investment Option(s) you select.

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You can choose a 3%, 5% or 7% AIR. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.

If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that your initial Traditional Annuity Payment must be more than $50.

Each portion of the Contract that you apply to Traditional Annuity Payments will terminate upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	Under Annuity Option 6, the expiration of the specified period certain.

•	Contract termination.

ANNUITY OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant will be lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates will be lower than annual payout rates, payout rates for a 20-year guaranteed period will be less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant will be less than payout rates for a 70-year-old Annuitant.
If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Option 1. Life Annuity. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we will make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we will make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment will be the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we will make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

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Option 3. Joint and Last Survivor Annuity. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we will make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we will make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment will be the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

Option 5. Refund Life Annuity. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:

(A)	=	Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.

(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.

(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.

(D)	=
The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E)	=	Dollar value of first variable Traditional Annuity Payment.

(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

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EXAMPLE

•	The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).

•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).

•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).

•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =

10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

NOTE FOR CONTRACTS ISSUED IN OREGON: Liquidations are available under Annuity Option 2 (life annuity with payments over 5, 10, 15 or 20 years guaranteed) and Annuity Option 4 (joint and last survivor with payments over 5, 10, 15 or 20 years guaranteed) if you select variable Traditional Annuity Payments. While an Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the variable Traditional Annuity Payments to their original values as if no liquidation had taken place.

Option 6. Specified Period Certain Annuity. This option is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, it is also available for fixed Traditional Annuity Payments based on your Contract Value. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from five to 30. If the last Annuitant dies before the end of the specified period certain, then we will continue to make Annuity Payments to the Payee for the rest of the period certain. If the Payee and Annuitant were the same person, we will make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we will make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment will be the one that is due before the Annuitant’s death. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59½: Your Annuity Payments under Annuity Option 6  may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

PARTIAL ANNUITIZATION

Partial Annuitizations are not available to everyone. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

You can take Partial Annuitizations as Traditional Annuity Payments after the second Contract Anniversary, and/or as GMIB Payments (if applicable) beginning seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset. However, if your Contract includes the PRIME Plus Benefit, you cannot take a Partial Annuitization after you exercise the GPWB, and you cannot take a GMIB Partial Annuitization if the PB Value is less than the Contract Value. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

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You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. We do not allow you to allocate additional Contract Value (or PB Value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with the PRIME Plus Benefit, it will also decrease the PB Value. This will decrease the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization will reduce the PB Value and GMDB values differently. For more information, see the discussion of the PB Value in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit; section 7, Expenses – Withdrawal Charge; and see the discussion of the GMDB that applies to your Contract in section 11, Death Benefit.

For tax purposes, Annuity Payments we make under a Partial Annuitization will be treated as partial withdrawals and not as annuity payments. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59½, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. You should consult a tax adviser before requesting a Partial Annuitization.

4.	PROTECTED RETIREMENT INCOME MADE EASY: THE PRIME PLUS BENEFIT

The PRIME Plus Benefit is not available in the state of Oregon.

The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for Owners who want flexibility in the way they access income and can wait at least seven years before taking income.

The PRIME Plus Benefit includes a GMIB and GPWB and carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 7, Expenses – Separate Account Annual Expenses. These benefits are provided as a package and are not available individually. The additional M&E charge for the PRIME Plus Benefit will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without the PRIME Plus Benefit. The PRIME Plus Benefit does not create Contract Value or guarantee the performance of any Investment Option.

We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWB provides a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait seven complete Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven complete Contract Years after the date of any 7% AIA reset, before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary.

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Because the PRIME Plus Benefit carries a higher Contract expense it may not be appropriate if you:

•	do not intend to exercise either the GMIB or GPWB,

•	do not intend to hold the Contract for the entire seven year waiting period, or

•	intend to take a Full Annuitization before the end of the seven year waiting period.

If your Contract includes the PRIME Plus Benefit and you do not exercise either the GMIB or GPWB, you will have incurred higher Contract expenses without receiving any advantage from the PRIME Plus Benefit. Be sure to discuss with your registered representative whether or not the PRIME Plus Benefit is appropriate for your situation.

Contracts with the PRIME Plus Benefit may also be subject to restrictions on allocations and transfers into certain Investment Options. These restrictions are effected to support the guarantees provided by the PRIME Plus Benefit, and not to meet any Owner’s investment objectives. To the extent that these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may potentially be less than the Contract Value you would have had without the PRIME Plus Benefit.

ADDING THE PRIME PLUS BENEFIT TO YOUR CONTRACT

The PRIME Plus Benefit is available for selection once before the older Owner’s 76th birthday (or the Annuitant’s 76th birthday if the Contract is owned by a non-individual). You cannot add the PRIME Plus Benefit to a Contract after the older Owner reaches age 76. The PRIME Plus Benefit may not be appropriate for Owners who are nearing age 75 because benefit values are limited after age 81. You can select the PRIME Plus Benefit at Contract issue, or after the Issue Date you can select it within 30 days before a Contract Anniversary by completing the appropriate form. We will process your request to add the PRIME Plus Benefit after the Issue Date on the Contract Anniversary* that occurs after we receive your request in good order at our Service Center and the rider effective date will be that Contract Anniversary. If you add the PRIME Plus Benefit to your Contract after the Issue Date, on the rider effective date we will increase the M&E charge by the additional M&E charge for the PRIME Plus Benefit that is in effect for a newly issued Contract as of the rider effective date. We guarantee that it will not be more than the maximum M&E charge for Contracts with the PRIME Plus Benefit that is set forth in the Fee Tables. Because we change the M&E charge, we will change the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary is not a Business Day.

NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The PRIME Plus Benefit rider has a ten-day right-to-examine period. If you change your mind about the PRIME Plus Benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove the PRIME Plus Benefit rider from your Contract, we will treat the rider as if we had never issued it and it will no longer be available for future selection.

REMOVING THE PRIME PLUS BENEFIT FROM YOUR CONTRACT

You can elect to remove the PRIME Plus Benefit from the Contract after selecting it any time before you exercise the GMIB or the GPWB. You cannot remove the PRIME Plus Benefit after you exercise the GMIB or the GPWB and if you remove the PRIME Plus Benefit from the Contract it will no longer be available for future selection. You can request the removal of the PRIME Plus Benefit within 30 days before a Contract Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* that occurs immediately after we receive your request in good order at our Service Center. If you remove the PRIME Plus Benefit from your Contract, we will decrease the M&E charge to equal the charge shown in the Fee Table for a Contract with your selected death benefit as of the rider removal date. Because we decrease the M&E charge, we will change the number of Accumulation Units so that the Contract Value on the rider removal date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary is not a Business Day.

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Although you cannot remove the PRIME Plus Benefit from your Contract after you exercise the GPWB or GMIB, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.

•	Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge (available at any time).

•	Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (available at any time).

•	Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, the GPWB will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB will terminate and we will reduce the Separate Account annual expense to 1.50% on that portion of the Contract.

Although you can elect to stop GPWB Payments, you cannot elect to stop GMIB Payments. If you do elect to stop GPWB Payments:

•	the GPWB will terminate,

•	the Accumulation Phase of the Contract will end,

•	the GMDB will terminate, and

•	if you request Annuity Payments, that portion of the Contract will terminate as indicated in section 3, The Annuity Phase.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS UNDER THE PRIME PLUS BENEFIT

These restrictions will apply to Contracts with the PRIME Plus Benefit as described below. By selecting the PRIME Plus Benefit, you are consenting to have us reallocate your Contract Value in accordance with the procedures described in this section and in your Contract.

Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations of Purchase Payments and transfers of Contract Value into certain Investment Options. These restrictions are effected to support the guarantees provided by the PRIME Plus Benefit, and not to meet any Owner’s investment objectives. To the extent that these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may potentially be less than the Contract Value you would have had without the PRIME Plus Benefit.

Under Contracts with the PRIME Plus Benefit, we will restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options if any of the following limits on volatility or risk are triggered in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit:

•	the average one year volatility* is greater than 15%.

•	the average three year volatility* is greater than 15%.

•	the average one year risk** is greater than 75%.

•	the average three year risk** is greater than 75%.

*
As measured by standard deviation. This means that if the standard deviation in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit is greater than 0.15, this limit will be exceeded.

**
As measured by the beta compared to the Standard & Poor’s® 500 Composite Price Index (S&P 500®). This means that if the beta in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit as compared to the S&P 500® is greater than 0.75, this limit will be exceeded.

We will monitor these limits on volatility and risk on the first of each calendar month, or the next Business Day if the first is not a Business Day. If any of these limits are triggered, we will notify you and restrict future allocations and transfers as follows:

•	Group A Investment Options will no longer be available to you, and

•	you cannot have more than 70% of your total Contract Value in the Group B Investment Options.

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Group A Investment Options
AZL OCC Opportunity Fund	PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Columbia Small Cap Value Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL Fusion Growth Fund
AZL Fusion Moderate Fund
AZL International Index Fund
AZL Invesco International Equity Fund
AZL Mid Cap Index Fund
AZL OCC Growth Fund
AZL Small Cap Stock Index Fund

AZL Turner Quantitative Small Cap Growth Fund
AZL Van Kampen Global Real Estate Fund
AZL Van Kampen Mid Cap Growth Fund
Davis VA Financial Portfolio
Franklin Growth and Income Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund
Oppenheimer Global Securities Fund/VA
PIMCO EqS Pathfinder Portfolio
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

Group C Investment Options will be available for any amount of Contract Value whether or not the limits are triggered.

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL Davis NY Venture Fund
AZL Franklin Small Cap Value Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Money Market Fund
AZL S&P 500 Index Fund
AZL Schroder Emerging Markets Equity Fund
AZL Van Kampen Equity and Income Fund
AZL Van Kampen Growth and Income Fund
AZL Van Kampen International Equity Fund
BlackRock Global Allocation V.I. Fund
Davis VA Value Portfolio
Franklin Global Real Estate Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund

Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Jennison Portfolio
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund®/VA
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
Seligman Smaller-Cap Value Portfolio
SP International Growth Portfolio
Templeton Global Bond Securities Fund

If any of the volatility or risk limits are triggered, we will send you written notice at least 30 days before implementing any restrictions. At that time, we will ask you to reallocate any Contract Value you have in the Group A Investment Options, and any amount in excess of 70% of your Contract Value you have in the Group B Investment Options. We will implement restrictions 60 days after any of the volatility or risk limits are triggered. If we receive instructions from you before the implementation date, we will reallocate your Contract Value according to those instructions. If we do not receive any instructions from you by the implementation date, or if your Contract is still in violation of the allocation or transfer restrictions, we will reallocate your Contract Value on the implementation date in the following order.

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First, if you have Contract Value in the Group A Investment Options:

•
If your most recent allocation instructions include both Group B and Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group B and Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).

•
If your most recent allocation instructions include only Group B Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group B Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).

•
If your most recent allocation instructions include only Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).

•
If your most recent allocation instructions do not include any Group B or Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the AZL Money Market Fund.

Then, if you have more than 70% of total Contract Value in the Group B Investment Options (including any Contract Value transferred out of the Group A Investment Options as previously described):

•
If your most recent allocation instructions include any Group C Investment Options, we will transfer the excess Contract Value* out of the Group B Investment Options proportionately and apply it to the Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A and Group B Investment Options).

•
If your most recent allocation instructions do not include any Group C Investment Options, we will transfer the excess Contract Value out of the Group B Investment Options and apply it to the AZL Money Market Fund.

*	The amount of Contract Value in the Group B Investment Options that is in excess of 70% of the total Contract Value.

After we implement the allocation or transfer restrictions, Group A Investment Options will no longer be available for allocations or transfers, and we will only allow you to make allocations or transfers to Group B Investment Options as long as the Contract Value in the Group B options would be 70% or less of your total Contract Value after the allocation or transfer. In addition, we will monitor your Contract Value in the Group B Investment Options to ensure that it does not exceed 70% of the total Contract Value on the first of each calendar month, or the next Business Day if the first is not a Business Day. If you have more than 70% of the total Contract Value in the Group B Investment Options we will reallocate your Contract Value as indicated above without providing any advance written notice. Once we implement these restrictions, they will remain in effect until the GMIB and the GPWB terminate. You may continue to make allocations or transfers to the Group C Investment Options after we implement these restrictions without limitation as to the amount of Contract Value.

We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding changes to the Investment Option groupings.

PB VALUE

GMIB and/or GPWB Payments under the PRIME Plus Benefit are based on the PB Value. You can only access the PB Value by exercising the GMIB or GPWB.

The PB Value before the date of any Owner’s death or exercise of the GPWB is equal to either:

•	the 7% AIA;

•	the MAV; or

•	the Contract Value.

If you exercise the GMIB, the PB Value is equal to the MAV if it is greater than the 7% AIA. However, if the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

If you exercise the GPWB and select the 5% payment option, the PB Value is equal to the greater of: a) the MAV, b) the 7% AIA, or c) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary. If you exercise the GPWB and select the 10% payment option the PB Value is equal to the greater of: a) the MAV, or b) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary.

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The 7% AIA may be more limited than the MAV because:

•
under the 7% AIA, the 7% increase is only applied to Purchase Payments received in the first five Contract Years and the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years;

•	under the GMIB, there are fewer available Annuity Options; and

•	under the GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

If you take a GMIB Partial Annuitization, the 7% AIA and MAV will decrease, but will continue to be calculated. If you take a GMIB Full Annuitization or exercise the GPWB, we will establish a PB Value and the 7% AIA and MAV will cease to exist. After you exercise the GPWB, only the PB Value will remain and continue to be calculated.

7% AIA Resets

Before the older Owner’s 80th birthday (or the Annuitant’s 80th birthday if the Contract is owned by a non-individual) and before you exercise either the GPWB or GMIB, you can reset the 7% AIA to equal the Contract Value if that amount is greater than the 7% AIA on any Contract Anniversary. You cannot request a reset: a) after the older Owner reaches age 80 (or after the Annuitant reaches age 80 if the Contract is owned by a non-individual), b) after you exercise the GPWB or GMIB (including taking a GMIB Partial Annuitization), c) after you take a Full Annuitization, or d) if the Contract Value is less than the 7% AIA. If you reset the 7% AIA, you will have to wait seven Contract Years from the reset anniversary before you can begin GMIB or GPWB Payments. You can request a reset within 30 days following a Contract Anniversary. If your request is in good order we will process it as of the current Contract Anniversary* and we will increase the 7% AIA to equal the Contract Value on that anniversary. If you reset the 7% AIA, on the reset anniversary we will change the additional M&E charge for the PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the M&E charge will not be more than the maximum M&E charge for Contracts with the PRIME Plus Benefit that is set forth in the Fee Tables. If we change the M&E charge we will change the number of Accumulation Units so that the Contract Value on the reset anniversary will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary is not a Business Day.

Calculating the 7% AIA

If the rider effective date is the Issue Date, the 7% AIA on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA on the rider effective date or reset anniversary is equal to the Contract Value on that date.

On each Business Day other than a Contract Anniversary, the 7% AIA is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you took a GMIB Partial Annuitization that day based on the:

–	7% AIA, we will reduce the 7% AIA by the dollar amount applied to GMIB Payments.

–	MAV, we will reduce the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

For each of the first five Contract Anniversaries that occur after the later of the rider effective date or the reset anniversary and before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

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For each Contract Anniversary that occurs after the fifth, and after the later of the rider effective date or the reset anniversary, and before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to the sum of a) plus b) where:

a)	is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.

b)	is the difference of i) minus ii) with the result increased by 7% where:

i)	is the 7% AIA on the immediately preceding Business Day, and

ii)	is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.

We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

If the rider effective date or reset anniversary occurs before the fifth Contract Anniversary, we limit the 7% AIA to the following maximum.

If the rider effective date is the Issue Date, the 7% AIA cap on the Issue Date is equal to two times the initial Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA cap on the rider effective date or reset anniversary is equal to two times the Contract Value on that date.

On each Business Day before the fifth Contract Anniversary, the 7% AIA cap is equal to:

•	its value on the immediately preceding Business Day,

•	plus two times any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of any Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	reduced proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization that day.

Beginning on the fifth Contract Anniversary, the 7% AIA cap will no longer increase unless you reset the 7% AIA, but it will decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.

If the rider effective date or reset anniversary occurs on or after the fifth Contract Anniversary, we limit the 7% AIA to the following maximum.

On the rider effective date or the reset anniversary, the 7% AIA cap is equal to two times the Contract Value on that date. The 7% AIA cap will no longer increase after the rider effective date or the reset anniversary unless you reset the 7% AIA, but it will decrease if you take a partial withdrawal or Partial Annuitization as follows:

•
reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of the PB Value applied to each GMIB Partial Annuitization.

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Calculating the MAV

If the rider effective date is the Issue Date, the MAV on the Issue Date is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date is after the Issue Date, the MAV on the rider effective date is initially equal to the Contract Value on the rider effective date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you take a GMIB Partial Annuitization that day based on the:

–	MAV, we will reduce the MAV by the dollar amount applied to GMIB Payments, and

–	the 7% AIA, we will reduce the MAV proportionately by the percentage of the 7% AIA applied to GMIB Payments.

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

Any traditional Partial Annuitizations or withdrawals you take may reduce the 7% AIA or the MAV by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).

If you exercise the GPWB and select the 5% payment option, the PB Value will only increase after you begin receiving GPWB Payments as a result of any step ups. If you exercise the GPWB and select the 10% payment option, the PB Value will stop increasing on the date you begin receiving GPWB Payments. In addition, if you exercise the GPWB, the PB Value will decrease:

•	on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) that do not exceed the GPWB Maximum; and

•
proportionately by the percentage of any Contract Value taken as a  withdrawal (including both GPWB Payments and Excess Withdrawals), including any withdrawal charge, for each withdrawal you take that exceeds the GPWB Maximum.

Please see Appendix B for examples of the calculations of the PB Value.

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Step Ups Under the GPWB With the 5% Payment Option

Step ups are not available under the 10% payment option and are not available once the older Owner reaches age 91. On every third Contract Anniversary after you exercise the GPWB, if you elect the 5% payment option, we will automatically step up the PB Value to equal the Contract Value, if that amount is greater than the PB Value.

Step ups will continue to happen automatically until the earliest of: a) the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Contract is owned by a non-individual), or b) the PB Value is zero.

If we step up the PB Value, we will also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. However, we will not also automatically step up the GPWB Payment. If we increase the GPWB Maximum, you can request to increase the amount of next year’s GPWB Payments by submitting a written request to our Service Center. (For more information, please see the discussion of “GPWB Payments” later in this section.)

Step ups will increase the total amount available to you under the GPWB. When the amount available to you is increased by a step up, the length of time over which you can receive GPWB Payments will also increase, unless you elect to increase your GPWB Payments. Step ups may or may not increase the GPWB Maximum, as demonstrated in Appendix C – GPWB Under the PRIME Plus Benefit. Appendix C contains examples showing the effect of the step up available under the 5% payment option and the effect of an Excess Withdrawal on GPWB Payments.

USING THE PRIME PLUS BENEFIT

The GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. In addition, if you elect the 5% GPWB Payment option, we will increase (step up) the total amount of money you can withdraw (the PB Value) on every third Contract Anniversary after you exercise the GPWB and before the older Owner’s 91st birthday to “lock in” any gains that are present in the remaining Contract Value as long as there is PB Value remaining in the Contract.

The GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

The GPWB and GMIB do not create Contract Value or guarantee the performance of any Investment Option. Be sure to discuss with your registered representative if the GPWB and GMIB are appropriate for your situation.

You must hold your Contract for seven complete Contract Years after the date the PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset, before you can exercise the GPWB or GMIB and you can only exercise the GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise the GPWB or GMIB before the expiration of the seven-year waiting period.

If you exercise the GPWB:

•	You can no longer remove the PRIME Plus Benefit from the Contract.

•
You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.

•	Partial Annuitizations are no longer available.

•	The additional M&E charge for the PRIME Plus Benefit will continue until both the GPWB and GMIB terminate.

•
If you have the Enhanced GMDB or Earnings Protection GMDB, the additional M&E charge for the GMDB will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

•	The partial withdrawal privilege will no longer be available to you; however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge.

•	The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.

•	The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.

•	The GMDB value will no longer increase, and each GPWB Payment and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.

•	The PB Value will no longer increase if you elect the 10% payment option and 7% AIA resets will no longer be available.

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•
If you select the 5% payment option, the PB Value may increase (step up) on every third Contract Anniversary after you exercise the GPWB and before the older Owner’s 91st birthday as long as there is PB Value. If we step up the PB Value we may also step up the GPWB Maximum.

•	Each withdrawal (GPWB Payment and/or Excess Withdrawal) will reduce the PB Value as follows:

–	withdrawals taken during the Contract Year that do not exceed the GPWB Maximum will reduce the PB Value on a dollar for dollar basis, and

–	withdrawals taken during the Contract Year that do exceed the GPWB Maximum will reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
Withdrawals (GPWB Payments and/or Excess Withdrawals) that do not exceed the annual GPWB Maximum will not reduce the Withdrawal Charge Basis, but withdrawals that exceed the annual GPWB Maximum (including GPWB Payments) may be subject to a withdrawal charge and will reduce the Withdrawal Charge Basis, as set out in section 7, Expenses – Withdrawal Charge.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments.

If you exercise a GMIB under a Full Annuitization:

•	You can no longer remove the PRIME Plus Benefit from the Contract and 7% AIA resets will no longer be available.

•	The Accumulation Phase will end and the Annuity Phase will begin.

•
The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.50% Separate Account annual expense.

•	If you have not exercised the GPWB, it will no longer be available to you, and you will no longer be able to make additional Purchase Payments to the Contract.

•	If you exercised the GPWB, GPWB Payments will stop and the GPWB will terminate.

•	The GMDB will terminate.

If you exercise a GMIB under a Partial Annuitization*:

•	You can no longer remove the PRIME Plus Benefit from the Contract and 7% AIA resets will no longer be available.

•	The Annuity Phase will begin and the Accumulation Phase will continue.

•
The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.

•	The GPWB will continue to be available to you.

•
If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.

•	The Partial Annuitization will reduce each Purchase Payment, the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB.

•	GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

*	Not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise the GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

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Under the PRIME Plus Benefit the Owner controls:

•	when to exercise a benefit,

•	which benefit(s) to exercise,

•	the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase,*

•	the frequency of GPWB Payments,* and

•	whether to stop or restart GPWB Payments on an annual basis.

*	Owners do not have this flexibility under the GMIB.

GPWB PAYMENTS

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise the GPWB, we will ask you to select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it. The payment option you select determines the GPWB Maximum, the PB Value and whether or not you will receive an automatic increase or “step up” feature. The GPWB Maximum is the largest annual GPWB Payment that is available to you each Contract Year. Under the 5% payment option the GPWB Maximum is 5% of the PB Value each year, and under the 10% payment option it is 10% of the PB Value each year. Under the 5% payment option, the PB Value is the greater of the MAV, 7% AIA, or the Contract Value. Under the 10% payment option, the PB Value is the greater of the MAV or Contract Value. The 5% payment option contains an automatic step up* feature. Step ups are not available under the 10% payment option.

* See the discussion of “Step Ups Under the GPWB with the 5% Payment Option” earlier in this section.

If you exercise the GPWB, we will also ask you to select the amount of the annual GPWB Payment you would like to receive subject to the GPWB Maximum. You cannot request GPWB Payments that would exceed the GPWB Maximum in a given Contract Year. Because GPWB Payments are non-cumulative, if you elect to receive less than the GPWB Maximum in a given year, it will not carry over to the next Contract Year.

If you request an Excess Withdrawal while you are receiving GPWB Payments and the amount you request plus your GPWB Payments exceeds the annual GPWB Maximum, the amount that exceeds the GPWB Maximum will be subject to any applicable withdrawal charge* and will reduce:

•	the Withdrawal Charge Basis,**

•	the Contract Value,

•	the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and

•	the GMDB value.

*	Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

**	GPWB Payments and Excess Withdrawals that do not exceed the annual GPWB Maximum will not reduce the Withdrawal Charge Basis.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the PB Value to you:

•	within ten years if you elect the 10% payment option and take the maximum allowable payment each year, or

•	within 20 years if you elect the 5% payment option and take the maximum allowable payment each year (assuming no step ups).

You can elect to receive GPWB Payments on an annual, semi-annual, quarterly, or monthly basis. If the scheduled GPWB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day. Each GPWB Payment will be equal to the annual GPWB Payment divided by the number of payments you elected to receive during the Contract Year, until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you will receive one last GPWB Payment that will be equal to the remaining PB Value.

The initial GPWB Payment must be at least $100. If we are unable to structure the initial GPWB Payment so that it is at least $100, the GPWB will not be available to you and we will contact you to discuss alternate arrangements.

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Once each Contract Year, you can elect to:

•	change the frequency of next year’s GPWB Payments,

•	change the amount of next year’s GPWB Payment subject to the GPWB Maximum, or

•	stop GPWB Payments for the next GPWB Year.

You must provide notice of any of these requested changes to GPWB Payments to our Service Center at least 30 days before a Contract Anniversary. We will effect any change on the Contract Anniversary and the change will remain in effect for the entire following Contract Year.

The following changes* are available at any time and will be effective when we receive your request in good order at our Service Center.

•	Stop GPWB Payments completely and have us make GMIB Payments under a Full Annuitization based on the entire remaining PB Value.

•	Stop GPWB Payments completely and take an Excess Withdrawal of the entire Contract Value (less any withdrawal charge).

•	Stop GPWB Payments completely and have us make Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value.

*	These changes will cause the GPWB to terminate. For more details, see the discussion of “Removing the PRIME Plus Benefit From Your Contract” earlier in this section.

In addition, if you request an Excess Withdrawal while you are receiving GPWB Payments you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.

We will deduct each GPWB Payment proportionately from the Investment Choices. We will continue to allocate the Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions**) while the GPWB is in effect.

**	For more information, see the discussion of “Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit” earlier in this section and section 5, Investment Options – Transfers.

You can continue to receive GPWB Payments until the PB Value is exhausted or the GPWB terminates, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:

•	receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges), the Accumulation Phase of the Contract will end, and the Contract will terminate+; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value.

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we will pay you the entire remaining Contract Value (less any withdrawal charges) in a lump sum, the Accumulation Phase of the Contract will end, and the Contract will terminate+.

+	If you took a Partial Annuitization, those portions of the Contract will continue and we will continue to make Annuity Payments as provided for in the selected Annuity Option.

NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Partial Withdrawal Benefit will no longer be available to you and any GPWB Payments you were receiving will stop.

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TAXATION OF GPWB PAYMENTS

GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to ordinary income tax. In addition, if any Owner is younger than age 59½, GPWB Payments may be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge as long as you withdraw no more than your GPWB Maximum in any Contract Year. However, if you take an Excess Withdrawal and exceed your annual GPWB Maximum, the amount that exceeds the GPWB Maximum (including GPWB Payments) will be subject to a withdrawal charge* based on the date of Purchase Payment receipt and it will reduce the Withdrawal Charge Basis, as indicated in section 7, Expenses – Withdrawal Charge.

*	Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

TERMINATION OF THE GPWB

The GPWB will terminate upon the earliest of the following.

•	Termination of the PRIME Plus Benefit rider.

•	The Business Day you take an Excess Withdrawal of the entire Contract Value.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	Contract termination.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

GMIB PAYMENTS

The annuity income protection provided by the GMIB will apply only under the following circumstances.

•
Your Income Date must be within 30 days following a Contract Anniversary beginning seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset.

•	GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.

•	Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.

•	If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.

•	We will base all GMIB Payments on an interest rate of 1% per year.

*	For more information see section 3, The Annuity Phase – Annuity Options.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Under the GMIB you can take either a Full Annuitization, or before you exercise the GPWB, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB. If you take a Partial Annuitization you cannot:

•	transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;

•	transfer amounts from one Annuity Payment stream to another; or

•	allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

You can elect to receive GMIB Payments on an annual, semi-annual, quarterly, or monthly basis. Each GMIB Payment will be equal to the annual GMIB Payment divided by the number of payments you elected to receive during the Contract Year. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

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AMOUNT USED TO CALCULATE GMIB PAYMENTS

The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TAXATION OF GMIB PAYMENTS

If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to ordinary income taxes. For more information on Partial Annuitizations, please see section 3, The Annuity Phase – Partial Annuitization.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

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TERMINATION OF THE GMIB

If you have not exercised the GMIB, it will terminate upon the earliest of the following.

•	Termination of the PRIME Plus Benefit rider.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.

•	Contract termination.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

If you exercise the GMIB, each portion of the Contract that you apply to GMIB Payments will terminate upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	Under Annuity Option 6, the expiration of the specified period certain.

•	Termination of the PRIME Plus Benefit rider.

•	Contract termination.

*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

REQUIRED MINIMUM DISTRIBUTIONS (RMDs) UNDER QUALIFIED CONTRACTS WITH THE PRIME PLUS BENEFIT

The GMIB and GPWB under the PRIME Plus Benefit may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes the PRIME Plus Benefit and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. If you exercise the GPWB, we will ask you to select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it. Therefore, under a Qualified Contract that is subject to RMDs, you may not be able to adjust your GPWB Payment to meet your required minimum distribution needs. If you own a Qualified Contract that is subject to RMDs and your RMD payment is greater than the GPWB Maximum, you will not be able to meet your RMD needs without taking Excess Withdrawals.

In addition, RMD payments will reduce your PB Value. We encourage prospective owners who are considering purchasing Qualified Contracts that are subject to RMD payments to consult a tax adviser regarding the PRIME Plus Benefit.

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5.	INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options’ prospectuses. To obtain a current prospectus for any of the Investment Options, contact your registered representative or call us at the toll free telephone number listed at the back of this prospectus. We will send copies of the Investment Options’ prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. For more information about share classes, see the Investment Options’ prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), is a “fund of funds” and diversifies its assets by investing primarily in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

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INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds.
	AZL Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds.
	AZL Fusion Growth Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds.
	AZL Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds.
	AZL Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 65% to 85% of assets in the underlying equity index funds and 15% to 35% in the underlying bond index fund.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Institutional Management Corporation	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests in a representative sample of stocks included in the S&P SmallCap 600 Index®, and in futures whose performance is related to the index, rather than attempting to replicate the index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

COLUMBIA
Managed by Allianz Investment Management LLC/Columbia Management Investment, LLC	AZL Columbia Mid Cap Value Fund	Mid Cap	Long-term growth of capital
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund’s subadviser believes are undervalued and have the potential for long-term growth.

	AZL Columbia Small Cap Value Fund	Small Cap	Long-term capital appreciation
Invests at least 80% of net assets in equity securities of companies with market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the subadviser believes are undervalued.

Managed by RiverSource Investments, LLC	Seligman Smaller-Cap Value Portfolio	Small Cap	Long-term capital appreciation	At least 80% of net assets in common stocks of “value” companies with smaller market capitalizations (up to $3 billion) at the time of purchase by the portfolio.
DAVIS
Managed by Allianz Investment Management LLC/Davis Selected Advisers, L.P.	AZL Davis NY Venture Fund	Large Value	Long-term growth of capital	Invests the majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion.
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
	Davis VA Value Portfolio	Large Value	Long-term growth of capital	Invests primarily in equity securities issued by large companies with market capitalizations of at least $10 billion.
DREYFUS
Managed by Allianz Investment Management LLC/The Dreyfus Corporation	AZL Dreyfus Equity Growth Fund	Large Growth	Long-term growth of capital and income
Primarily invests in common stocks of large, well-established and mature companies. Normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance. May invest in non-dividend paying companies if they offer better prospects for capital appreciation. May invest up to 30% of its total assets in foreign securities.

EATON VANCE
Managed by Allianz Investment Management LLC/Eaton Vance Management	AZL Eaton Vance Large Cap Value Fund	Large Value	Total Return
Invests at least 80% of net assets in equity securities, primarily in dividend-paying stocks, of large-cap companies with market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. May invest up to 25% of total assets in foreign securities, including emerging market securities.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Advisory Services, LLC	AZL Franklin Small Cap Value Fund	Small Cap	Long-term total return
Under normal market conditions, invests at least 80% of its net assets in investments of small capitalization companies similar to those that comprise the Russell 2500™ Index at the time of investment.

Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Managed by Franklin Templeton Institutional, LLC	Franklin Global Real Estate Securities Fund	Specialty	High Total Return	At least 80% of net assets in investments of companies located anywhere in the world that operate in the real estate sector.
Managed by Franklin Advisers, Inc.	Franklin Growth and Income Securities Fund	Large Value	Capital appreciation, with current income as a secondary goal	Invests predominantly in a broadly diversified portfolio of equity securities, including securities convertible into common stock.
	Franklin High Income Securities Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests substancially in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income Securities Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
	Franklin Large Cap Growth Securities Fund	Large Growth	Capital appreciation	At least 80% of net assets in investments of large capitalization companies.
Managed by Franklin Advisory Services, LLC	Franklin Rising Dividends Securities Fund	Mid Cap	Long-term capital appreciation with preservation of capital as an important consideration	At least 80% of net assets in investments of companies that have paid rising dividends.
Managed by Franklin Advisers, Inc.	Franklin Small–Mid Cap Growth Securities Fund	Mid Cap	Long-term capital growth	At least 80% of net assets in investments of small capitalization and mid capitalization companies.
Managed by Franklin Advisory Services, LLC	Franklin Small Cap Value Securities Fund	Small Cap	Long term total return	At least 80% of net assets in investments of small capitalization companies.
Administered by Franklin Templeton Services, LLC	Franklin Templeton VIP Founding Funds Allocation Fund	Model Portfolio (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income Securities Fund, Mutual Shares Securities Fund, and Templeton Growth Securities Fund.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Franklin Zero Coupon Fund 2010	Intermediate-Term Bonds	As high an investment return as is consistent with capital preservation
Normally invests at least 80% of its net assets in zero coupon debt securities. The fund will mature December 17, 2010 and will then no longer be available as an Investment Option under the Contract. For additional information regarding the maturity of the fund, please see the Franklin Zero Coupon Fund prospectus.

Managed by Franklin Mutual Advisers, LLC	Mutual Global Discovery Securities Fund	International Equity	Capital appreciation	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	Mutual Shares Securities Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.
Managed by Templeton Investment Counsel, LLC	Templeton Foreign Securities Fund	International Equity	Long-term capital growth	Normally invests at least 80% of net assets in investments of issuers located outside the U.S., including those in emerging markets.
Managed by Franklin Advisers, Inc.	Templeton Global Bond Securities Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth Securities Fund	International Equity	Long-term capital growth	Normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.
Normally invests in a broadly diversified portfolio of common stocks, generally consisting of approximately 200 to 400 stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of international equity securities whose issuers are considered by the fund’s subadviser to have strong earnings growth.
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

OPPENHEIMER CAPITAL
Managed by Allianz Investment Management LLC/ Oppenheimer Capital LLC	AZL OCC Growth Fund	Large Growth	Long-term growth of capital with income as an incidental consideration
Invests at least 65% of its assets in common stocks of “growth” companies, defined as companies believed by the subadviser to have above-average growth prospects, with market capitalizations of at least $5 billion.

	AZL OCC Opportunity Fund	Small Cap	Capital appreciation
At least 65% of its assets in common stocks of “growth” companies, defined as companies believed by the subadviser to have above-average growth prospects, with market capitalizations of less than $2 billion at the time of investment.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
OPPENHEIMERFUNDS
Managed by OppenheimerFunds, Inc.	Oppenheimer Global Securities Fund/VA	International Equity	Long-term capital appreciation	Invests mainly in common stocks of U.S. and foreign issuers, currently with an emphasis in developed markets.
	Oppenheimer High Income Fund/VA	High-Yield Bonds	High level of current income	Invests in a variety of high-yield debt securities of domestic and foreign issuers with at least 65% of total assets in high-yield, lower-grade fixed income securities commonly known as “junk” bonds.
	Oppenheimer Main Street Fund®/VA	Large Blend	High total return	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.
PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO EqS Pathfinder Portfolio	International Equity	Capital appreciation
Normally invests in equity securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), of issuers that PIMCO believes are undervalued by the market in comparison to PIMCO’s own determination of the company’s value, taking into account criteria such as asset value, book value and cash flow and earnings estimates. Invests in securities and instruments that are economically tied to at least three countries (one of which may be the United States).

	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging market countries.
	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Multi-Asset Portfolio	Specialty	Total return which exceeds a 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index blend
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 20% to 80% of total assets in equity-related investments.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade, but at least Caa by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PRUDENTIAL
Managed by Prudential Investments LLC/Jennison Associates LLC	Jennison Portfolio	Large Growth	Long-term growth of capital	At least 65% of total assets in equity and equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential.
Managed by Prudential Investments LLC/William Blair & Company LLC and Marsico Capital Management LLC	SP International Growth Portfolio	International Equity	Long-term growth of capital	Invests primarily in equity-related securities of foreign issuers with at least 65% of its total assets in common stocks of foreign companies operating or based in at least five different countries.
SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be “emerging market” issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

TURNER
Managed by Allianz Investment Management LLC/Turner Investment Partners, Inc.	AZL Turner Quantitative Small Cap Growth Fund	Small Cap	Long-term growth of capital
At least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations that the subadviser believes, based on a quantitative model, have strong earnings growth potential. Small capitalization companies are defined as companies with market capitalizations, at the time of purchase, in the range of companies included in the Russell 2000® Growth Index.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
VAN KAMPEN
Managed by Allianz Investment Management LLC/Van Kampen Asset Management	AZL Van Kampen Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal with long-term growth of capital as an important secondary objective
Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 25% ot total assets in foreign securities, including emerging market securities.

	AZL Van Kampen Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

	AZL Van Kampen Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests at least 65% of total assets in income-producing equity securities, including common stocks and convertible securities; also in non-convertible preferred stocks and debt securities rated “investment grade.” May invest  up to 25% of total assets in foreign securities, including emerging market securities.

	AZL Van Kampen International Equity Fund	International	Long term capital appreciation	Invests at least 80% of assets in a diversified portfolio of equity securities of issuers selected from a universe comprised of approximately 1,200 companies in non-U.S. markets.
	AZL Van Kampen Mid Cap Growth Fund	Mid Cap	Capital growth	At least 80% of net assets in common stocks and other equity securities of mid capitalization growth companies, with market capitalizations within the range of the Russell Midcap Growth Index.

THE FRANKLIN ZERO COUPON FUND 2010 WILL MATURE ON DECEMBER 17, 2010. If you have any Contract Value allocated to this Investment Option, you will need to reallocate it to another available Investment Option prior to the maturity date. If no selection has been made by you prior to the maturity date, the Contract Value held in the subaccount underlying your Contract will be automatically transferred to the AZL Money Market Fund. You will be notified in writing at least 30 days prior to the maturity.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options’ advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.50% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option’s assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

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SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us.

TRANSFERS

Contracts with the PRIME Plus Benefit will be subject to restrictions on transfers into certain Investment Options if these Contracts exceed certain limits on volatility or risk. For more information, see section 4, Protected Retirement Income Made Easy:  The PRIME Plus Benefit – Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit.

You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses – Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.

•
The minimum amount that you can transfer is $1,000 ($500 in New Jersey) or the entire amount in the Investment Choice, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs or the allocation and transfer restrictions for the PRIME Plus Benefit.

•	We may choose not to allow you to make transfers during the free look/right to examine period.

•	Your request for a transfer must clearly state:

–	which Investment Choices are involved in the transfer; and

–	how much you wish to transfer.

•	After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.

•	After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.

•
Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the “Excessive Trading and Market Timing” discussion in this section.

•	Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

•	Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day’s Accumulation Unit values and/or Annuity Unit values.

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The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

Telephone and Other Electronic Transfers

You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day’s Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING

Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.

•
An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

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In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.

•	Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).

•
Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the following Investment Choices when available in your Contract: any fixed option, the AZL Money Market Fund, and Investment Choices offered through the Allianz Variable Insurance Products Fund of Funds Trust. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.

•	Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.

•	Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).

•	Prohibiting transfers into specific Investment Choices.

•	Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners’ legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners’ interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

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In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice’s shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice’s shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM

The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available for a period of either 6 or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. The DCA Fixed Option may not be available in your state.

The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. In order for DCA transfers to begin on the tenth of the month we must receive your DCA form in Good Order at our Service Center by 3 p.m. central standard time on the Business Day immediately before the tenth. You can elect either program by properly completing the DCA form provided by us.

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Your participation in the program will end when any of the following occurs.

•	The number of desired transfers has been made.

•	You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).

•	You request to terminate the program (your request must be received at our Service Center by 3 p.m. central standard time on the Business Day immediately before the tenth to terminate that month).

•	Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. In order for flexible rebalancing transfers to begin on the 20th of the month, we must receive your request in Good Order at our Service Center by 3 p.m. central standard time on the Business Day immediately before the 20th. Otherwise, the first flexible rebalancing transfer will not occur until the 20th day of the next month. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To terminate your participation in this program, your request must also be received at our Service Center by 3 p.m. central standard time on the Business Day immediately before the 20th to terminate that month.

FINANCIAL ADVISERS – ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser’s fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59½, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

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VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

•
You are permitted to cast votes based on the dollar value of the Investment Option’s shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.

•	We will determine the number of shares that you can vote.

•	You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

6.	OUR GENERAL ACCOUNT

Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

7.	EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT ANNUAL EXPENSES

Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. The charges are an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. We assess the Separate Account annual expenses during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there are no Separate Account annual expenses during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. Some or all of the guaranteed benefits may not be available in all states. During the Accumulation Phase, the current Separate Account annual expenses are as follows:

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	Base Contract			Charges for a Contract with the PRIME Plus Benefit
	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total
Traditional GMDB	1.35%	0.15%	1.50%	2.05%	0.15%	2.20%
Enhanced GMDB	1.65%	0.15%	1.80%	2.25%	0.15%	2.40%
Earnings Protection GMDB	1.65%	0.15%	1.80%	2.30%	0.15%	2.45%

If you exercise the GPWB, the increased expenses associated with the PRIME Plus Benefit will continue until both the GPWB and GMIB benefits terminate and the increased expenses associated with the Enhanced GMDB or the Earnings Protection GMDB (if applicable) will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expenses are equal, on an annual basis, to 1.50%. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable traditional Partial Annuitization.

Mortality and Expense Risk (M&E) Charges

These charges compensate us for all the insurance benefits provided by your Contract, for example:

•	our contractual obligation to make Annuity Payments,

•	the death, income, and withdrawal benefits under the Contract,

•	certain expenses related to the Contract, and

•	for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

Administrative Charge

This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE

We deduct $40 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.

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WITHDRAWAL CHARGE

You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within six complete Contract Years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay transfer fees or the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, withdrawals taken under the waiver of withdrawal charge benefit, or amounts paid as part of a minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on GPWB Payments and/or Excess Withdrawals unless they exceed the GPWB Maximum. (For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – GPWB Payments; and the “Waiver of Withdrawal Charge Benefits” and “The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” discussions in section 9, Access to Your Money.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals). We do not reduce the Withdrawal Charge Basis for any penalty-free withdrawals or the deduction of transfer fees or the contract maintenance charge. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals, you may be assessed a withdrawal charge on more than the amount you are withdrawing. Penalty-free withdrawals include the following amounts:  withdrawals under the GPWB of the PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any withdrawal charges, or any gains or losses on your Investment Options. This means that on a full withdrawal, if the Contract Value has declined due to poor performance of your selected Investment Options, the withdrawal charge may be greater than the amount available for withdrawal. Because we assess the withdrawal charge against the Withdrawal Charge Basis, in some instances, the Contract Value may be positive, but you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see the examples in Appendix E.

NOTE REGARDING PARTIAL ANNUITIZATIONS: Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. This reduction also applies to the Withdrawal Charge Basis.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we make withdrawals from your Contract in the following order.

1.
First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for six or more complete Contract Years). We do not assess a withdrawal charge on these Purchase Payments.

2.
Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money – Partial Withdrawal Privilege.

3.
Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

4.	Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

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We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Contract Years Since We Received Your Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract Years or more	0%

After we have had a Purchase Payment for six complete Contract Years, there is no charge when you withdraw that Purchase Payment.

We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Choices.

Example: You purchase a Contract with an initial Purchase Payment of $10,000 and make another Purchase Payment in the first month of the second Contract Year of $90,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)	Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.

2)
Amounts available under the partial withdrawal privilege. You can withdraw 12% of total purchase payments per year, and any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. This is the third Contract Year and you have not taken any other withdrawals, so you can withdraw up to 36% of your total payments (or $36,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $10,000, which is subject to a 5% withdrawal charge, and we pay you this entire amount. A withdrawal charge of $500 is also tracked. We determine the withdrawal charge on this amount as follows:

$10,000	x	0.050	=	$500

Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $46,000 ($36,000 under the partial withdrawal privilege and $10,000 from the first Purchase Payment), so we would need to deduct $6,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

$6,000	x	0.060	=	$360

4)	Contract earnings. The withdrawal charges of $860 are deducted from contract earnings.

In total we withdrew $52,860 from your Contract, of which you received $52,000 and paid total withdrawal charges of $860.

NOTE: Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, under Non-Qualified Contracts, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

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Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE

You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. The deduction of the transfer fee will decrease your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis, but it will not decrease your free withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the PRIME Plus Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.

PREMIUM TAXES

Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES

We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

8.	TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase – Partial Annuitization. For more information on the taxation of GPWB Payments, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – Taxation of GPWB Payments. For more information on the taxation of GMIB Payments, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – Taxation of GMIB Payments.

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ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.

•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% federal penalty tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% federal penalty tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

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•
Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. If you purchase this Contract as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. The death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the Internal Revenue Service (IRS) has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

•
TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.

Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS

Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

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DISTRIBUTIONS – NON-QUALIFIED CONTRACTS

You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal (including Partial Annuitizations) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you exercise the GPWB and the PB Value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the PB Value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract’s entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:

1)	paid on or after you reach age 59½;

2)	paid after you die;

3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5)	paid as annuity payments under an immediate annuity; or

6)	that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

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DISTRIBUTIONS – QUALIFIED CONTRACTS

Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

5)	distributions made on account of an IRS levy upon the Qualified Contract;

6)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

10)
a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

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ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract will be increased to reflect the increase in the transferor’s income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING

Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

“Eligible rollover distributions” from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

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In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner’s death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death. These requirements will be considered satisfied as to any portion of an Owner’s interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

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9.	ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:

•	by taking a withdrawal (including GPWB Payments);

•	by taking required minimum distributions (Qualified Contracts only);
•	by taking Annuity Payments; or

•	when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. We will process any request for a withdrawal based on the Accumulation Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day’s Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:

•	based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,

•	less any applicable withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* We reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

*	These limitations do not apply to GPWB Payments.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the “Suspension of Payments or Transfers” discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay transfer fees or the contract maintenance charge do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts:  withdrawals under the GPWB of the PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any current withdrawal charges or any gains or losses on your Investment Options. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals or you have had losses in your Investment Options, you may be assessed a withdrawal charge on more than the amount you are withdrawing. In some instances, you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see section 7, Expenses – Withdrawal Charge and the examples in Appendix E.

We may be required to provide information about you or your Contract to government regulators. We may also be required to block an Owner’s Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.

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PARTIAL WITHDRAWAL PRIVILEGE

The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken during that Contract Year under the partial withdrawal privilege or as required minimum distribution (RMD) payments. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. However, if you exercise the GPWB (if applicable) you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge as set out in section 7, Expenses – Withdrawal Charge.

You may not take a withdrawal under the partial withdrawal privilege in the same Contract Year that you take a withdrawal under a waiver of withdrawal charge benefits. For more information, see “Waiver of Withdrawal Charge Benefits” next in this section.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess a withdrawal charge with no reduction for any partial withdrawal privilege in that year . Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see “The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFITS

Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:

•	confined to a nursing home for a period of at least 90 consecutive days;

•	terminally ill, which is defined as life expectancy of 12 months or less (we will require a full withdrawal of the Contract in this instance); or

•	totally disabled for a period of at least 90 consecutive days.

The waiver will not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant.

Also, after the first Contract Year, if you become unemployed for a period of at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

We require proof of these conditions in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.

These waivers vary from state to state and may not be available in all states. Check with your registered representative for details on the waivers available in your state.

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SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 7, Expenses – Withdrawal Charge and the “Partial Withdrawal Privilege” discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. In order for systematic withdrawals to begin or stop by the ninth of the month, we must receive your program form instructions in Good Order at our Service Center by 3 p.m. central standard time on the Business Day immediately before the ninth.

Ordinary income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time. You also cannot exercise the GPWB and participate in the systematic withdrawal program at the same time.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, if your Contract Value is less than $25,000, we will only make annual payments. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. However, they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge.

This Contract offers a choice of GMDBs. Contracts with the PRIME Plus Benefit include a GMIB and GPWB. These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes the PRIME Plus Benefit and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. Once you choose your GPWB Payment option, you cannot change it. Therefore, you may not be able to adjust your GPWB Payment to meet your RMD needs. In addition, RMD payments will reduce your GMDB value, and PB Values.

You cannot participate in the systematic withdrawal and the minimum distribution programs at the same time. You also cannot exercise the GPWB and participate in the minimum distribution program at the same time. We encourage prospective owners who are considering purchasing Qualified Contracts that are subject to RMD payments to consult a tax adviser regarding these benefits.

Inherited IRA Contracts. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70½. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner’s death, or (if longer) the deceased previous owner’s life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner’s death.

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SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals (including GPWB Payments if available) or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

10.	ILLUSTRATIONS

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

11.	DEATH BENEFIT

At Contract issue, you may be able to select one of three death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. The death benefit is only available during the Accumulation Phase of the Contract.

The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 79 or younger on the Issue Date (or the Annuitant is age 79 or younger if the Contract is owned by a non-individual). The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 79 should determine if selecting the Enhanced GMDB (which has an additional cost) is appropriate for their situation.

The Earnings Protection GMDB is available if all Owners are age 75 or younger on the Issue Date (or the Annuitant is age 75 or younger if the Contract is owned by a non-individual) for an additional M&E charge. The Earnings Protection GMDB values are reduced if any Owner is age 70 or older on the Issue Date. As a result, any Owner who is age 70 or older should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.

The death benefit provided by the Enhanced GMDB and the Earnings Protection GMDB will never be less than the death benefit provided by the Traditional GMDB, but they may be equal.

You can only select one death benefit at Contract issue. Once you select a death benefit, you cannot change or cancel it. The Enhanced GMDB and/or the Earnings Protection GMDB may not be available in your state. Check with your registered representative regarding availability and be sure to discuss whether your selected death benefit is appropriate for your situation.

The use of the term “you” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

If you die during the Accumulation Phase, we will process the death benefit based on the Accumulation Unit values determined after we receive both due proof of death and an election of the death benefit payment option in Good Order at our Service Center. We consider due proof of death to be any of the following: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day’s Accumulation Unit values.

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If there are multiple Beneficiaries, each Beneficiary will receive the portion of the death benefit they are entitled to when we receive their required information in Good Order at our Service Center. Also, any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)

If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2.

1.
The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2.	The Traditional GMDB value, which is the total of all Purchase Payments received before you exercise the GPWB (if applicable), reduced as follows.

•
Proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken before you exercise the GPWB (if applicable).

•	Proportionately by the percentage of PB Value applied to each GMIB Partial Annuitization taken before you exercise the GPWB (if applicable).

Any withdrawals taken before you exercise the GPWB, Excess Withdrawals, and/or amounts applied to traditional Partial Annuitizations may reduce the Traditional GMDB value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

Any amounts applied to GMIB Partial Annuitizations may reduce the Traditional GMDB value by more than the amount annuitized. If the PB Value at the time of annuitization is less than the Traditional GMDB value, we will deduct more than the amount annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)

If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2.

1.
The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2.
The Enhanced GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Enhanced GMDB value is equal to the greater of: a) the 3% Annual Increase Amount (AIA), or b) the Maximum Anniversary Value (MAV). We only calculate the 3% AIA and the MAV until the date of any Owner’s death.

A.     Annual Increase Amount (3% AIA)

The 3% AIA on the Issue Date is equal to the initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the 3% AIA is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the 3% AIA is equal to its value on the immediately preceding Business Day, increased by 3%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

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Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the 3% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

We limit the 3% AIA to a maximum of 1.5 times your total Purchase Payments, reduced as follows:

•	proportionately, by the percentage of PB Value applied to each GMIB Partial Annuitization (if applicable).

•
proportionately, by the percentage of Contract Value withdrawn (including any withdrawal charge) and/or annuitized for each of the following: withdrawals taken before you exercise the GPWB, amounts applied to traditional Partial Annuitizations (not subject to a withdrawal charge), GPWB Payments (not subject to a withdrawal charge), and/or Excess Withdrawals.

B.     Maximum Anniversary Value (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

Any withdrawals taken before you exercise the GPWB and/or amounts applied to traditional Partial Annuitizations may reduce the 3% AIA and MAV by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the 3% AIA (or MAV as applicable), we will deduct more than the amount withdrawn and/or annuitized from the 3% AIA (or MAV as applicable).

Any amounts applied to GMIB Partial Annuitizations may reduce the 3% AIA and MAV by more than the amount annuitized. If the PB Value at the time of annuitization is less than the 3% AIA (or MAV as applicable), we will deduct more than the amount annuitized from the 3% AIA (or MAV as applicable).

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EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT

(EARNINGS PROTECTION GMDB)

If the Earnings Protection GMDB applies, the amount of the death benefit will be the greater of 1 or 2.

1.
The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2.
The Earnings Protection GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Earnings Protection GMDB value is equal to the greater of C. Total Payments, or D. Contract Value Plus (CV Plus). We only calculate these values until the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Earnings Protection GMDB carries a higher charge than the Traditional GMDB, and may carry a higher charge than the Enhanced GMDB. We will assess this charge even if the death benefit under the Earnings Protection GMDB is no greater than the death benefit under the Traditional GMDB or the Enhanced GMDB because you have not experienced any earnings under your Contract.

C.     Total Payments

Before you exercise the GPWB (if applicable) total payments are equal to the total Purchase Payments received, less adjusted partial withdrawals.

For withdrawals or traditional Partial Annuitizations, an adjusted partial withdrawal is equal to:	PW x DB
CV

For GMIB Partial Annuitizations, an adjusted partial withdrawal is equal to:	GMIBPA x DB
PA

PW	=	The amount of any Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge).

GMIBPA	=	The amount of any PB Value applied to a GMIB Partial Annuitization.

DB	=	The greater of: (a) Contract Value, or (b) total Purchase Payments, minus prior adjusted partial withdrawals on the date of (but before) the current partial withdrawal.

CV	=	The Contract Value on the date of (but before) the partial withdrawal.

PA	=	The PB Value on the date of (but before) the partial withdrawal.

Any withdrawals taken before you exercise the GPWB and/or amounts applied to traditional Partial Annuitizations may reduce the total payments by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the total payments, we will deduct more than the amount withdrawn and/or annuitized from the total payments.

Any amounts applied to GMIB Partial Annuitizations may reduce the total payments by more than the amount annuitized. If the PB Value at the time of annuitization is less than the total payments, we will deduct more than the amount annuitized from the total payments.

D.     Contract Value Plus (CV Plus)

Before exercise of the GPWB (if applicable), CV Plus is equal to the Contract Value,

Plus

•	If you were age 69 or younger on the Issue Date, 50% of the lesser of (a) or (b), or

•	If you were age 70 or older on the Issue Date, 30% of the lesser of (a) or (b),

where:

(a)	Is the Contract Value as determined in number 1 above, minus total Purchase Payments received.

(b)	Is three times the total Purchase Payments received in the first two Contract Years.

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NOTE FOR CONTRACTS WITH THE PRIME PLUS BENEFIT: If you exercise the GPWB, then on and after the exercise date:

•
the Traditional GMDB value, Enhanced GMDB value, or Earnings Protection GMDB value that applies to your Contract will stop increasing, and each GPWB Payment we make and any Excess Withdrawals you take will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);

•	the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease with each GPWB Payment we make and any Excess Withdrawals you take; and

•
the increased M&E charge associated with the Enhanced GMDB or Earnings Protection GMDB (if applicable) will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

Please see Appendix D for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT

The GMDB that applies to your Contract will terminate upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the GMDB value and Contract Value are both zero.

•	Contract termination.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS

Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:

•
continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form; or

•	receive a lump sum payment based on the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form.

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. For Qualified Contracts, there can be only one Owner and the Owner must be the Annuitant, unless the Contract is owned by a qualified plan or is part of a custodial arrangement. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner; the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant. Designating different persons as Owner(s) and Annuitant(s) can have an important impact on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your registered representative if you have questions.

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UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	We will pay a death benefit to the Beneficiary.(1) For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.	•	The Beneficiary becomes the Owner.
		•	If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
•	If the GPWB was in effect, it will terminate unless the deceased Owner’s spouse continues the Contract.	•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•
If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.

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UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.	•	The surviving Joint Owner becomes the sole Owner.
		•	If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
•	We will pay a death benefit to the surviving Joint Owner.(1) For a description of the payout options available, see the “Death Benefit Payment Options” discussion later in this section.	•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•	If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
•
If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

(1)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

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UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
• • •
If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it will terminate unless the deceased Annuitant’s spouse continues the Contract.
If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it will continue.
If the deceased Annuitant was a sole Owner, we will pay the Beneficiary(1) a death benefit. If the GPWB was in effect, it will terminate unless the deceased Owner’s spouse continues the Contract.
•
Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit – Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•
If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.(2) If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
		•	If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
		•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.
•	For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.

(2)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

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UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT
(NOTE: We do not allow joint Annuitants under a Partial Annuitization and we do not allow joint Annuitants during the Accumulation Phase, so this can only occur under a Full Annuitization)

Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase – Annuity Options.
	•	No death benefit is payable.
	•	If the deceased was a sole Owner, the Beneficiary will become the Owner.
	•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. Spouses must qualify as such under federal law to continue the Contract. With respect to the Earnings Protection GMDB, the Contract Value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner’s rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the GMIB Payments under the PRIME Plus Benefit, which can only continue if the surviving spouse is also an Annuitant. For more information, please see section 4, The PRIME Plus Benefit – Termination of the GMIB. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

Option A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death.
Option C: For a Nonqualified Contract, if the Beneficiary is an individual, payment of the death benefit as an Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. For a Qualified Contract, if the Beneficiary is an individual, Annuity Payments can be made over a period not extending beyond the Beneficiary’s life expectancy. Distribution under this option must begin within one year of the date of any Owner’s death. We will no longer assess the contract maintenance charge if we make fixed Traditional Annuity Payments or if the Contract Value on the Income Date is at least $100,000. We will continue to assess the full contract maintenance charge on each Beneficiary’s portion proportionately if we make variable Traditional Annuity Payments. GMIB Payments are not available under this option.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

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12.	OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These payments typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

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We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to registered representatives;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars for their registered representatives;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:

•	the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;

•	the organizational “fit” between the broker/dealer firm and the type of wholesaling and marketing force we operate;

•	whether the broker/dealer firm’s operational, IT, and support services structure and requirements are compatible with our method of operation;

•	whether the broker/dealer firm’s product mix is oriented toward our core markets;

•	whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;

•	the potential return on investment of investing in a particular firm’s system;

•	our potential ability to obtain a significant level of the market share in the broker/dealer firm’s distribution channel;

•	the broker/dealer firm’s registered representative and customer profiles; and

•	the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

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ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

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13.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life……………………………………………………..........	2
Experts……………………………………………………………..…	2
Legal Opinions…………………………………………………..….	2
Distributor…………………………………………………..………..	2
Reduction or Elimination of the Withdrawal Charge……..…..	3
Federal Tax Status…………………………………………….…....	3
General……………………………………………………………	3
Diversification………………………………………………....….	4
Owner Control…………………………………………………….	5
Contracts Owned by Non-Individuals…………………….....…	5
Income Tax Withholding…………………………………..….....	5
Required Distributions……………………………………..…….	5
Qualified Contracts……………………………………………….	6
Annuity Provisions………………………………………………....	7
Annuity Units/Calculating Annuity Payments………………….	7
Mortality and Expense Risk Guarantee…………………………	7
Information on May 2003 Contracts……………………………..	8
Information on Contracts That Were Offered
Before April 29, 2005…………………………………………...	16
Information on Original Contracts……………………………….	18
Financial Statements……………………………………………….	19
Appendix – Condensed Financial Information………………..	20

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72

14.	PRIVACY AND SECURITY STATEMENT

2010
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

Allianz does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you.  We also do not share your information with any of our affiliated companies except to administer or service your policy.

Information about you that Allianz collects

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:

•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.

•	From others, through the process of handling a claim. This may include information from medical or accident reports.

•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.

•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.

•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

Information about you that Allianz shares

Allianz does not share information about current or former customers with anyone, except as “allowed by law.” “Allowed by law” means that we may share your information, such as your name, address, and policy information, as follows:

•	With affiliates and other third parties in order to administer or service your policy.

•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent so that they can perform services for you.

•	With medical professionals in order to process your claim.

•	With a state Department of Insurance in order to examine our records or business practices.

•	With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.

•	With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

Allianz policies and practices regarding security of your information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

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Your ability to access and correct your information

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, or write us at the following address.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344

Allianz family of companies:

•	Allianz Life Insurance Company of North America

•	Allianz Life Financial Services, LLC

M40018 (3/2010)

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010

74

APPENDIX A – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* Key to Benefit Option	Separate Account Annual Expenses(1)
Allianz Alterity – Base Contract with the Traditional GMDB	1.50%
Allianz Alterity – Contract with the Earnings Protection GMDB and the PRIME Plus Benefit	2.45%

(1)
The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and no PRIME Benefit (1.50%) and a May 2003 Contract with the Earnings Protection GMDB and Enhanced PRIME Benefit (2.45%) are the same as the expenses for the currently offered Contract, therefore the AUV information is the same. Please see the Statement of Additional Information for more information on the May 2003 Contract.

The following Investment Options commenced operations under this Contract after December 31, 2009. Therefore, no AUV information is shown for them: AZL Gateway Fund, AZL Mid Cap Index Fund, Jennison Portfolio, PIMCO EqS Pathfinder Portfolio.

(Number of Accumulation Units in thousands)

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.50%	12/31/2009	N/A	10.033	15	2.45%	12/31/2009	N/A	10.014	31
AZL BlackRock Capital Appreciation Fund
1.50%	12/31/2005	N/A	11.959	25	2.45%	12/31/2005	N/A	11.883	50
	12/31/2006	11.959	11.967	60		12/31/2006	11.883	11.779	110
	12/31/2007	11.967	13.075	64		12/31/2007	11.779	12.747	108
	12/31/2008	13.075	8.195	52		12/31/2008	12.747	7.914	108
	12/31/2009	8.195	10.936	283		12/31/2009	7.914	10.460	593
AZL Columbia Mid Cap Value Fund
1.50%	12/31/2006	N/A	10.070	6	2.45%	12/31/2006	N/A	10.006	21
	12/31/2007	10.070	10.302	22		12/31/2007	10.006	10.139	34
	12/31/2008	10.302	4.856	22		12/31/2008	10.139	4.734	55
	12/31/2009	4.856	6.329	38		12/31/2009	4.734	6.111	125
AZL Columbia Small Cap Value Fund
1.50%	12/31/2004	N/A	12.050	11	2.45%	12/31/2004	N/A	11.973	47
	12/31/2005	12.050	12.273	19		12/31/2005	11.973	12.080	73
	12/31/2006	12.273	13.712	27		12/31/2006	12.080	13.369	87
	12/31/2007	13.712	12.394	37		12/31/2007	13.369	11.969	97
	12/31/2008	12.394	8.291	40		12/31/2008	11.969	7.931	97
	12/31/2009	8.291	10.185	39		12/31/2009	7.931	9.650	96
AZL Davis NY Venture Fund
1.50%	12/31/2003	N/A	9.944	17	2.45%	12/31/2003	N/A	9.741	27
	12/31/2004	9.944	10.829	78		12/31/2004	9.741	10.508	160
	12/31/2005	10.829	11.701	160		12/31/2005	10.508	11.248	355
	12/31/2006	11.701	13.131	216		12/31/2006	11.248	12.503	474
	12/31/2007	13.131	13.471	303		12/31/2007	12.503	12.705	506
	12/31/2008	13.471	7.896	428		12/31/2008	12.705	7.376	1021
	12/31/2009	7.896	10.254	408		12/31/2009	7.376	9.488	898

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Appendix A

75

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Dreyfus Equity Growth Fund
1.50%	12/31/2003	N/A	8.794	10	2.45%	12/31/2003	N/A	8.615	36
	12/31/2004	8.794	9.331	31		12/31/2004	8.615	9.055	69
	12/31/2005	9.331	9.612	31		12/31/2005	9.055	9.239	93
	12/31/2006	9.612	10.693	62		12/31/2006	9.239	10.182	169
	12/31/2007	10.693	11.455	170		12/31/2007	10.182	10.804	468
	12/31/2008	11.455	6.587	164		12/31/2008	10.804	6.153	353
	12/31/2009	6.587	8.744	157		12/31/2009	6.153	8.091	343
AZL Eaton Vance Large Cap Value Fund
1.50%	12/31/2003	N/A	9.483	55	2.45%	12/31/2003	N/A	9.245	110
	12/31/2004	9.483	10.940	179		12/31/2004	9.245	10.565	390
	12/31/2005	10.940	11.201	220		12/31/2005	10.565	10.714	600
	12/31/2006	11.201	12.774	240		12/31/2006	10.714	12.104	691
	12/31/2007	12.774	12.303	418		12/31/2007	12.104	11.547	967
	12/31/2008	12.303	7.734	362		12/31/2008	11.547	7.190	908
	12/31/2009	7.734	9.640	298		12/31/2009	7.190	8.878	866
AZL Franklin Small Cap Value Fund
1.50%	12/31/2003	N/A	12.709	16	2.45%	12/31/2003	N/A	12.628	31
	12/31/2004	12.709	15.411	57		12/31/2004	12.628	15.168	122
	12/31/2005	15.411	16.250	103		12/31/2005	15.168	15.842	272
	12/31/2006	16.250	18.476	172		12/31/2006	15.842	17.843	369
	12/31/2007	18.476	17.404	162		12/31/2007	17.843	16.648	373
	12/31/2008	17.404	11.361	146		12/31/2008	16.648	10.765	358
	12/31/2009	11.361	14.618	141		12/31/2009	10.765	13.720	328
AZL Franklin Templeton Founding Strategy Plus Fund
1.50%	12/31/2009	N/A	10.216	4	2.45%	12/31/2009	N/A	10.197	7
AZL Fusion Balanced Fund
1.50%	12/31/2005	N/A	10.623	216	2.45%	12/31/2005	N/A	10.555	204
	12/31/2006	10.623	11.458	415		12/31/2006	10.555	11.277	570
	12/31/2007	11.458	12.089	633		12/31/2007	11.277	11.786	593
	12/31/2008	12.089	8.640	626		12/31/2008	11.786	8.344	696
	12/31/2009	8.640	10.785	484		12/31/2009	8.344	10.317	720
AZL Fusion Conservative Fund
1.50%	12/31/2009	N/A	10.152	18	2.45%	12/31/2009	N/A	10.133	33
AZL Fusion Growth Fund
1.50%	12/31/2005	N/A	11.098	59	2.45%	12/31/2005	N/A	11.027	720
	12/31/2006	11.098	12.267	265		12/31/2006	11.027	12.074	1590
	12/31/2007	12.267	12.779	393		12/31/2007	12.074	12.458	1923
	12/31/2008	12.779	7.687	393		12/31/2008	12.458	7.423	1887
	12/31/2009	7.687	10.010	342		12/31/2009	7.423	9.575	1838
AZL Fusion Moderate Fund
1.50%	12/31/2005	N/A	10.801	271	2.45%	12/31/2005	N/A	10.732	502
	12/31/2006	10.801	11.780	498		12/31/2006	10.732	11.595	1147
	12/31/2007	11.780	12.363	517		12/31/2007	11.595	12.053	1298
	12/31/2008	12.363	8.189	512		12/31/2008	12.053	7.908	1285
	12/31/2009	8.189	10.441	482		12/31/2009	7.908	9.987	1316
AZL Growth Index Strategy Fund
1.50%	12/31/2009	N/A	10.065	43	2.45%	12/31/2009	N/A	10.046	13
AZL International Index Fund
1.50%	12/31/2009	N/A	9.759	5	2.45%	12/31/2009	N/A	9.741	26
AZL Invesco International Equity Fund
1.50%	12/31/2003	N/A	10.118	10	2.45%	12/31/2003	N/A	9.959	16
	12/31/2004	10.118	12.172	22		12/31/2004	9.959	11.867	70
	12/31/2005	12.172	13.954	47		12/31/2005	11.867	13.475	173
	12/31/2006	13.954	17.464	77		12/31/2006	13.475	16.706	282
	12/31/2007	17.464	19.718	112		12/31/2007	16.706	18.683	311
	12/31/2008	19.718	11.361	71		12/31/2008	18.683	10.663	261
	12/31/2009	11.361	15.034	143		12/31/2009	10.663	13.977	498

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

76

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL JPMorgan U.S. Equity Fund
1.50%	12/31/2004	N/A	10.751	51	2.45%	12/31/2004	N/A	10.683	168
	12/31/2005	10.751	11.169	86		12/31/2005	10.683	10.994	266
	12/31/2006	11.169	12.609	120		12/31/2006	10.994	12.294	372
	12/31/2007	12.609	12.892	134		12/31/2007	12.294	12.450	408
	12/31/2008	12.892	7.787	128		12/31/2008	12.450	7.449	359
	12/31/2009	7.787	10.258	214		12/31/2009	7.449	9.719	519
AZL MFS Investors Trust Fund
1.50%	12/31/2005	N/A	12.238	30	2.45%	12/31/2005	N/A	12.160	124
	12/31/2006	12.238	13.597	110		12/31/2006	12.160	13.383	241
	12/31/2007	13.597	14.831	119		12/31/2007	13.383	14.459	264
	12/31/2008	14.831	8.750	151		12/31/2008	14.459	8.450	416
	12/31/2009	8.750	13.085	158		12/31/2009	8.450	12.517	434
AZL Money Market Fund
1.50%	12/31/2003	N/A	10.369	46	2.45%	12/31/2003	N/A	9.990	81
	12/31/2004	10.369	10.283	397		12/31/2004	9.990	9.814	242
	12/31/2005	10.283	10.391	413		12/31/2005	9.814	9.823	424
	12/31/2006	10.391	10.691	543		12/31/2006	9.823	10.012	463
	12/31/2007	10.691	11.037	728		12/31/2007	10.012	10.237	658
	12/31/2008	11.037	11.138	1090		12/31/2008	10.237	10.233	1401
	12/31/2009	11.138	10.996	771		12/31/2009	10.233	10.007	1032
AZL OCC Growth Fund
1.50%	12/31/2009	N/A	10.375	0	2.45%	12/31/2009	N/A	10.356	0
AZL OCC Opportunity Fund
1.50%	12/31/2003	N/A	12.784	24	2.45%	12/31/2003	N/A	12.582	57
	12/31/2004	12.784	13.571	53		12/31/2004	12.582	13.230	134
	12/31/2005	13.571	14.048	45		12/31/2005	13.230	13.567	184
	12/31/2006	14.048	15.456	77		12/31/2006	13.567	14.785	245
	12/31/2007	15.456	16.577	83		12/31/2007	14.785	15.707	248
	12/31/2008	16.577	8.630	60		12/31/2008	15.707	8.099	219
	12/31/2009	8.630	13.441	78		12/31/2009	8.099	12.496	245
AZL S&P 500 Index Fund
1.50%	12/31/2007	N/A	9.875	14	2.45%	12/31/2007	N/A	9.813	82
	12/31/2008	9.875	6.068	213		12/31/2008	9.813	5.973	478
	12/31/2009	6.068	7.494	313		12/31/2009	5.973	7.306	560
AZL Schroder Emerging Markets Equity Fund
1.50%	12/31/2006	N/A	10.465	21	2.45%	12/31/2006	N/A	10.398	113
	12/31/2007	10.465	13.433	65		12/31/2007	10.398	13.221	298
	12/31/2008	13.433	6.367	188		12/31/2008	13.221	6.207	605
	12/31/2009	6.367	10.774	184		12/31/2009	6.207	10.404	652
AZL Small Cap Stock Index Fund
1.50%	12/31/2007	N/A	9.323	5	2.45%	12/31/2007	N/A	9.264	10
	12/31/2008	9.323	6.342	178		12/31/2008	9.264	6.242	326
	12/31/2009	6.342	7.800	169		12/31/2009	6.242	7.604	346
AZL Turner Quantitative Small Cap Growth Fund
1.50%	12/31/2005	N/A	11.117	10	2.45%	12/31/2005	N/A	11.047	42
	12/31/2006	11.117	12.191	14		12/31/2006	11.047	11.999	56
	12/31/2007	12.191	12.738	21		12/31/2007	11.999	12.418	55
	12/31/2008	12.738	7.108	21		12/31/2008	12.418	6.864	65
	12/31/2009	7.108	9.201	21		12/31/2009	6.864	8.801	71
AZL Van Kampen Equity and Income Fund
1.50%	12/31/2004	N/A	10.803	54	2.45%	12/31/2004	N/A	10.734	110
	12/31/2005	10.803	11.361	78		12/31/2005	10.734	11.182	216
	12/31/2006	11.361	12.593	129		12/31/2006	11.182	12.278	331
	12/31/2007	12.593	12.785	153		12/31/2007	12.278	12.347	418
	12/31/2008	12.785	9.582	132		12/31/2008	12.347	9.165	395
	12/31/2009	9.582	11.596	117		12/31/2009	9.165	10.987	394

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

77

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Van Kampen Global Real Estate Fund
1.50%	12/31/2006	N/A	12.044	29	2.45%	12/31/2006	N/A	11.967	122
	12/31/2007	12.044	10.834	77		12/31/2007	11.967	10.662	130
	12/31/2008	10.834	5.781	60		12/31/2008	10.662	5.635	122
	12/31/2009	5.781	7.984	48		12/31/2009	5.635	7.709	152
AZL Van Kampen Growth and Income Fund
1.50%	12/31/2003	N/A	10.192	62	2.45%	12/31/2003	N/A	9.937	73
	12/31/2004	10.192	11.427	139		12/31/2004	9.937	11.035	186
	12/31/2005	11.427	12.297	211		12/31/2005	11.035	11.764	332
	12/31/2006	12.297	14.041	253		12/31/2006	11.764	13.305	366
	12/31/2007	14.041	14.196	272		12/31/2007	13.305	13.324	349
	12/31/2008	14.196	9.390	221		12/31/2008	13.324	8.729	273
	12/31/2009	9.390	11.437	200		12/31/2009	8.729	10.532	268
AZL Van Kampen International Equity Fund
1.50%	12/31/2003	N/A	12.266	7	2.45%	12/31/2003	N/A	12.188	9
	12/31/2004	12.266	13.558	53		12/31/2004	12.188	13.344	130
	12/31/2005	13.558	14.912	89		12/31/2005	13.344	14.538	267
	12/31/2006	14.912	17.813	130		12/31/2006	14.538	17.203	395
	12/31/2007	17.813	19.269	136		12/31/2007	17.203	18.432	420
	12/31/2008	19.269	13.560	119		12/31/2008	18.432	12.848	384
	12/31/2009	13.560	16.874	207		12/31/2009	12.848	15.837	600
AZL Van Kampen Mid Cap Growth Fund
1.50%	12/31/2003	N/A	8.983	11	2.45%	12/31/2003	N/A	8.758	25
	12/31/2004	8.983	10.728	42		12/31/2004	8.758	10.360	132
	12/31/2005	10.728	12.422	116		12/31/2005	10.360	11.883	255
	12/31/2006	12.422	13.364	153		12/31/2006	11.883	12.663	337
	12/31/2007	13.364	16.085	224		12/31/2007	12.663	15.097	675
	12/31/2008	16.085	8.157	184		12/31/2008	15.097	7.583	607
	12/31/2009	8.157	12.669	207		12/31/2009	7.583	11.667	622
BlackRock Global Allocation V.I. Fund
1.50%	12/31/2008	N/A	7.914	18	2.45%	12/31/2008	N/A	7.864	62
	12/31/2009	7.914	9.427	142		12/31/2009	7.864	9.278	175
Davis VA Financial Portfolio
1.50%	12/31/2003	N/A	12.529	7	2.45%	12/31/2003	N/A	12.071	27
	12/31/2004	12.529	13.616	22		12/31/2004	12.071	12.994	86
	12/31/2005	13.616	14.538	28		12/31/2005	12.994	13.743	129
	12/31/2006	14.538	16.972	44		12/31/2006	13.743	15.893	140
	12/31/2007	16.972	15.707	39		12/31/2007	15.893	14.569	135
	12/31/2008	15.707	8.299	50		12/31/2008	14.569	7.624	122
	12/31/2009	8.299	11.542	43		12/31/2009	7.624	10.504	132
Davis VA Value Portfolio
1.50%	12/31/2003	N/A	10.154	51	2.45%	12/31/2003	N/A	9.783	94
	12/31/2004	10.154	11.235	87		12/31/2004	9.783	10.722	142
	12/31/2005	11.235	12.114	87		12/31/2005	10.722	11.451	131
	12/31/2006	12.114	13.724	72		12/31/2006	11.451	12.851	123
	12/31/2007	13.724	14.146	69		12/31/2007	12.851	13.120	101
	12/31/2008	14.146	8.316	62		12/31/2008	13.120	7.640	92
	12/31/2009	8.316	10.744	50		12/31/2009	7.640	9.777	75
Franklin Global Real Estate Securities Fund
1.50%	12/31/2003	N/A	39.101	12	2.45%	12/31/2003	N/A	33.980	22
	12/31/2004	39.101	50.766	50		12/31/2004	33.980	43.699	83
	12/31/2005	50.766	56.751	70		12/31/2005	43.699	48.390	130
	12/31/2006	56.751	67.417	77		12/31/2006	48.390	56.942	124
	12/31/2007	67.417	52.554	55		12/31/2007	56.942	43.966	104
	12/31/2008	52.554	29.823	47		12/31/2008	43.966	24.714	92
	12/31/2009	29.823	34.986	42		12/31/2009	24.714	28.718	87

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

78

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Growth and Income Securities Fund
1.50%	12/31/2003	N/A	29.630	17	2.45%	12/31/2003	N/A	25.749	20
	12/31/2004	29.630	32.286	44		12/31/2004	25.749	27.791	81
	12/31/2005	32.286	32.924	62		12/31/2005	27.791	28.073	126
	12/31/2006	32.924	37.870	64		12/31/2006	28.073	31.986	134
	12/31/2007	37.870	35.920	61		12/31/2007	31.986	30.051	125
	12/31/2008	35.920	22.949	52		12/31/2008	30.051	19.017	110
	12/31/2009	22.949	28.610	45		12/31/2009	19.017	23.484	106
Franklin High Income Securities Fund
1.50%	12/31/2003	N/A	20.747	48	2.45%	12/31/2003	N/A	18.030	27
	12/31/2004	20.747	22.455	74		12/31/2004	18.030	19.329	75
	12/31/2005	22.455	22.855	84		12/31/2005	19.329	19.488	109
	12/31/2006	22.855	24.624	68		12/31/2006	19.488	20.798	130
	12/31/2007	24.624	24.914	88		12/31/2007	20.798	20.843	134
	12/31/2008	24.914	18.805	77		12/31/2008	20.843	15.583	119
	12/31/2009	18.805	26.434	67		12/31/2009	15.583	21.698	150
Franklin Income Securities Fund
1.50%	12/31/2003	N/A	35.607	24	2.45%	12/31/2003	N/A	30.943	13
	12/31/2004	35.607	39.935	75		12/31/2004	30.943	34.375	87
	12/31/2005	39.935	39.973	150		12/31/2005	34.375	34.084	183
	12/31/2006	39.973	46.562	218		12/31/2006	34.084	39.328	271
	12/31/2007	46.562	47.588	266		12/31/2007	39.328	39.812	285
	12/31/2008	47.588	32.976	244		12/31/2008	39.812	27.326	250
	12/31/2009	32.976	44.048	229		12/31/2009	27.326	36.156	230
Franklin Large Cap Growth Securities Fund
1.50%	12/31/2003	N/A	17.221	26	2.45%	12/31/2003	N/A	16.011	36
	12/31/2004	17.221	18.310	69		12/31/2004	16.011	16.862	191
	12/31/2005	18.310	18.229	111		12/31/2005	16.862	16.629	277
	12/31/2006	18.229	19.915	121		12/31/2006	16.629	17.996	289
	12/31/2007	19.915	20.840	116		12/31/2007	17.996	18.652	268
	12/31/2008	20.840	13.440	100		12/31/2008	18.652	11.915	222
	12/31/2009	13.440	17.177	91		12/31/2009	11.915	15.084	204
Franklin Rising Dividends Securities Fund
1.50%	12/31/2003	N/A	29.638	36	2.45%	12/31/2003	N/A	26.458	35
	12/31/2004	29.638	32.406	98		12/31/2004	26.458	28.656	163
	12/31/2005	32.406	33.019	132		12/31/2005	28.656	28.922	237
	12/31/2006	33.019	38.098	126		12/31/2006	28.922	33.057	243
	12/31/2007	38.098	36.519	115		12/31/2007	33.057	31.385	218
	12/31/2008	36.519	26.226	98		12/31/2008	31.385	22.325	187
	12/31/2009	26.226	30.316	86		12/31/2009	22.325	25.563	174
Franklin Small Cap Value Securities Fund
1.50%	12/31/2003	N/A	12.372	20	2.45%	12/31/2003	N/A	11.723	46
	12/31/2004	12.372	15.081	51		12/31/2004	11.723	14.155	178
	12/31/2005	15.081	16.160	62		12/31/2005	14.155	15.024	230
	12/31/2006	16.160	18.623	55		12/31/2006	15.024	17.151	194
	12/31/2007	18.623	17.908	45		12/31/2007	17.151	16.335	174
	12/31/2008	17.908	11.816	35		12/31/2008	16.335	10.677	145
	12/31/2009	11.816	15.035	31		12/31/2009	10.677	13.456	134
Franklin Small-Mid Cap Growth Securities Fund
1.50%	12/31/2003	N/A	18.811	21	2.45%	12/31/2003	N/A	17.405	27
	12/31/2004	18.811	20.656	44		12/31/2004	17.405	18.931	86
	12/31/2005	20.656	21.323	83		12/31/2005	18.931	19.359	111
	12/31/2006	21.323	22.833	75		12/31/2006	19.359	20.534	111
	12/31/2007	22.833	25.019	67		12/31/2007	20.534	22.286	97
	12/31/2008	25.019	14.173	55		12/31/2008	22.286	12.505	79
	12/31/2009	14.173	20.045	43		12/31/2009	12.505	17.519	72

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

79

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
1.50%	12/31/2007	N/A	9.241	6	2.45%	12/31/2007	N/A	9.198	6
	12/31/2008	9.241	5.838	20		12/31/2008	9.198	5.756	26
	12/31/2009	5.838	7.491	25		12/31/2009	5.756	7.315	41
Franklin U.S. Government Fund
1.50%	12/31/2003	N/A	23.183	65	2.45%	12/31/2003	N/A	20.147	34
	12/31/2004	23.183	23.631	104		12/31/2004	20.147	20.341	120
	12/31/2005	23.631	23.839	143		12/31/2005	20.341	20.327	170
	12/31/2006	23.839	24.429	157		12/31/2006	20.327	20.633	175
	12/31/2007	24.429	25.653	175		12/31/2007	20.633	21.461	191
	12/31/2008	25.653	27.188	170		12/31/2008	21.461	22.529	265
	12/31/2009	27.188	27.612	150		12/31/2009	22.529	22.665	221
Franklin Zero Coupon Fund 2010
1.50%	12/31/2003	N/A	35.120	8	2.45%	12/31/2003	N/A	30.521	7
	12/31/2004	35.120	36.228	11		12/31/2004	30.521	31.185	22
	12/31/2005	36.228	36.238	15		12/31/2005	31.185	30.899	38
	12/31/2006	36.238	36.669	15		12/31/2006	30.899	30.971	38
	12/31/2007	36.669	39.234	16		12/31/2007	30.971	32.823	44
	12/31/2008	39.234	41.546	21		12/31/2008	32.823	34.428	55
	12/31/2009	41.546	41.109	22		12/31/2009	34.428	33.743	51
Mutual Global Discovery Securities Fund
1.50%	12/31/2003	N/A	16.620	42	2.45%	12/31/2003	N/A	15.528	39
	12/31/2004	16.620	19.350	99		12/31/2004	15.528	17.907	165
	12/31/2005	19.350	22.106	174		12/31/2005	17.907	20.265	310
	12/31/2006	22.106	26.799	249		12/31/2006	20.265	24.336	389
	12/31/2007	26.799	29.525	307		12/31/2007	24.336	26.557	424
	12/31/2008	29.525	20.809	258		12/31/2008	26.557	18.539	359
	12/31/2009	20.809	25.278	240		12/31/2009	18.539	22.308	346
Mutual Shares Securities Fund
1.50%	12/31/2003	N/A	16.639	69	2.45%	12/31/2003	N/A	15.546	35
	12/31/2004	16.639	18.461	169		12/31/2004	15.546	17.085	201
	12/31/2005	18.461	20.106	269		12/31/2005	17.085	18.432	374
	12/31/2006	20.106	23.448	387		12/31/2006	18.432	21.293	569
	12/31/2007	23.448	23.901	480		12/31/2007	21.293	21.498	621
	12/31/2008	23.901	14.808	401		12/31/2008	21.498	13.192	585
	12/31/2009	14.808	18.387	378		12/31/2009	13.192	16.226	517
Oppenheimer Global Securities Fund/VA
1.50%	12/31/2003	N/A	9.710	68	2.45%	12/31/2003	N/A	9.355	121
	12/31/2004	9.710	11.398	120		12/31/2004	9.355	10.877	201
	12/31/2005	11.398	12.835	105		12/31/2005	10.877	12.133	179
	12/31/2006	12.835	14.881	92		12/31/2006	12.133	13.935	163
	12/31/2007	14.881	15.585	79		12/31/2007	13.935	14.455	142
	12/31/2008	15.585	9.182	66		12/31/2008	14.455	8.436	119
	12/31/2009	9.182	12.643	51		12/31/2009	8.436	11.506	107
Oppenheimer High Income Fund/VA
1.50%	12/31/2003	N/A	11.229	27	2.45%	12/31/2003	N/A	10.819	22
	12/31/2004	11.229	12.054	81		12/31/2004	10.819	11.503	60
	12/31/2005	12.054	12.149	58		12/31/2005	11.503	11.485	51
	12/31/2006	12.149	13.097	34		12/31/2006	11.485	12.264	42
	12/31/2007	13.097	12.888	49		12/31/2007	12.264	11.953	40
	12/31/2008	12.888	2.708	83		12/31/2008	11.953	2.488	42
	12/31/2009	2.708	3.343	28		12/31/2009	2.488	3.042	40

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

80

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Oppenheimer Main Street Fund/VA
1.50%	12/31/2003	N/A	8.317	65	2.45%	12/31/2003	N/A	8.013	155
	12/31/2004	8.317	8.967	110		12/31/2004	8.013	8.558	243
	12/31/2005	8.967	9.362	104		12/31/2005	8.558	8.850	227
	12/31/2006	9.362	10.609	98		12/31/2006	8.850	9.934	206
	12/31/2007	10.609	10.912	91		12/31/2007	9.934	10.121	182
	12/31/2008	10.912	6.614	79		12/31/2008	10.121	6.077	156
	12/31/2009	6.614	8.359	66		12/31/2009	6.077	7.607	146
PIMCO VIT All Asset Portfolio
1.50%	12/31/2004	N/A	11.870	114	2.45%	12/31/2004	N/A	11.794	83
	12/31/2005	11.870	12.422	366		12/31/2005	11.794	12.227	217
	12/31/2006	12.422	12.808	305		12/31/2006	12.227	12.487	187
	12/31/2007	12.808	13.667	177		12/31/2007	12.487	13.198	182
	12/31/2008	13.667	11.330	149		12/31/2008	13.198	10.838	192
	12/31/2009	11.330	13.569	160		12/31/2009	10.838	12.857	169
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.50%	12/31/2005	N/A	11.029	30	2.45%	12/31/2005	N/A	10.959	59
	12/31/2006	11.029	10.529	109		12/31/2006	10.959	10.363	135
	12/31/2007	10.529	12.781	107		12/31/2007	10.363	12.461	152
	12/31/2008	12.781	7.077	103		12/31/2008	12.461	6.834	206
	12/31/2009	7.077	9.867	142		12/31/2009	6.834	9.438	286
PIMCO VIT Emerging Markets Bond Portfolio
1.50%	12/31/2005	N/A	10.920	3	2.45%	12/31/2005	N/A	10.851	23
	12/31/2006	10.920	11.756	23		12/31/2006	10.851	11.571	37
	12/31/2007	11.756	12.254	37		12/31/2007	11.571	11.947	45
	12/31/2008	12.254	10.309	38		12/31/2008	11.947	9.955	44
	12/31/2009	10.309	13.262	37		12/31/2009	9.955	12.686	50
PIMCO VIT Global Bond Portfolio (Unhedged)
1.50%	12/31/2005	N/A	9.343	29	2.45%	12/31/2005	N/A	9.283	23
	12/31/2006	9.343	9.632	47		12/31/2006	9.283	9.480	45
	12/31/2007	9.632	10.412	63		12/31/2007	9.480	10.151	66
	12/31/2008	10.412	10.170	88		12/31/2008	10.151	9.821	122
	12/31/2009	10.170	11.709	97		12/31/2009	9.821	11.200	122
PIMCO VIT Global Multi-Asset Portfolio
1.50%	12/31/2009	N/A	10.009	10	2.45%	12/31/2009	N/A	9.990	0
PIMCO VIT High Yield Portfolio
1.50%	12/31/2003	N/A	11.267	80	2.45%	12/31/2003	N/A	10.855	38
	12/31/2004	11.267	12.160	191		12/31/2004	10.855	11.605	173
	12/31/2005	12.160	12.474	237		12/31/2005	11.605	11.792	208
	12/31/2006	12.474	13.407	192		12/31/2006	11.792	12.555	217
	12/31/2007	13.407	13.670	230		12/31/2007	12.555	12.679	214
	12/31/2008	13.670	10.296	188		12/31/2008	12.679	9.459	231
	12/31/2009	10.296	14.244	206		12/31/2009	9.459	12.963	280
PIMCO VIT Real Return Portfolio
1.50%	12/31/2003	N/A	10.509	56	2.45%	12/31/2003	N/A	10.442	47
	12/31/2004	10.509	11.275	190		12/31/2004	10.442	11.098	237
	12/31/2005	11.275	11.341	300		12/31/2005	11.098	11.057	349
	12/31/2006	11.341	11.253	323		12/31/2006	11.057	10.867	330
	12/31/2007	11.253	12.267	276		12/31/2007	10.867	11.734	305
	12/31/2008	12.267	11.231	274		12/31/2008	11.734	10.641	347
	12/31/2009	11.231	13.099	253		12/31/2009	10.641	12.294	376

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

81

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return Portfolio
1.50%	12/31/2003	N/A	12.665	138	2.45%	12/31/2003	N/A	12.202	126
	12/31/2004	12.665	13.086	290		12/31/2004	12.202	12.489	316
	12/31/2005	13.086	13.208	385		12/31/2005	12.489	12.486	415
	12/31/2006	13.208	13.513	386		12/31/2006	12.486	12.654	513
	12/31/2007	13.513	14.477	419		12/31/2007	12.654	13.428	518
	12/31/2008	14.477	14.946	399		12/31/2008	13.428	13.731	532
	12/31/2009	14.946	16.795	437		12/31/2009	13.731	15.284	688
Seligman Smaller-Cap Value Portfolio
1.50%	12/31/2003	N/A	20.467	25	2.45%	12/31/2003	N/A	19.720	32
	12/31/2004	20.467	24.185	39		12/31/2004	19.720	23.080	59
	12/31/2005	24.185	22.878	32		12/31/2005	23.080	21.627	55
	12/31/2006	22.878	27.326	25		12/31/2006	21.627	25.589	48
	12/31/2007	27.326	28.033	21		12/31/2007	25.589	26.001	44
	12/31/2008	28.033	16.697	18		12/31/2008	26.001	15.340	38
	12/31/2009	16.697	22.282	13		12/31/2009	15.340	20.277	32
SP International Growth Portfolio
1.50%	12/31/2003	N/A	5.580	11	2.45%	12/31/2003	N/A	5.421	30
	12/31/2004	5.580	6.383	17		12/31/2004	5.421	6.142	71
	12/31/2005	6.383	7.281	17		12/31/2005	6.142	6.940	69
	12/31/2006	7.281	8.620	17		12/31/2006	6.940	8.139	68
	12/31/2007	8.620	10.115	15		12/31/2007	8.139	9.460	83
	12/31/2008	10.115	4.934	13		12/31/2008	9.460	4.570	51
	12/31/2009	4.934	6.631	13		12/31/2009	4.570	6.085	51
Templeton Foreign Securities Fund
1.50%	12/31/2003	N/A	18.376	2	2.45%	12/31/2003	N/A	16.411	4
	12/31/2004	18.376	21.456	19		12/31/2004	16.411	18.980	53
	12/31/2005	21.456	23.287	34		12/31/2005	18.980	20.405	92
	12/31/2006	23.287	27.861	55		12/31/2006	20.405	24.182	123
	12/31/2007	27.861	31.686	67		12/31/2007	24.182	27.241	125
	12/31/2008	31.686	18.610	50		12/31/2008	27.241	15.848	126
	12/31/2009	18.610	25.123	46		12/31/2009	15.848	21.192	111
Templeton Global Bond Securities Fund
1.50%	12/31/2007	N/A	31.790	13	2.45%	12/31/2007	N/A	26.726	19
	12/31/2008	31.790	33.259	36		12/31/2008	26.726	27.696	31
	12/31/2009	33.259	38.885	40		12/31/2009	27.696	32.075	57
Templeton Growth Securities Fund
1.50%	12/31/2003	N/A	19.624	12	2.45%	12/31/2003	N/A	17.914	5
	12/31/2004	19.624	22.430	76		12/31/2004	17.914	20.280	127
	12/31/2005	22.430	24.055	152		12/31/2005	20.280	21.545	298
	12/31/2006	24.055	28.866	194		12/31/2006	21.545	25.610	406
	12/31/2007	28.866	29.101	225		12/31/2007	25.610	25.573	444
	12/31/2008	29.101	16.534	202		12/31/2008	25.573	14.392	410
	12/31/2009	16.534	21.354	194		12/31/2009	14.392	18.412	382

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
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APPENDIX B – PB VALUE CALCULATION EXAMPLES

•	You purchase a Contract with the PRIME Plus Benefit. You are the only Owner.

•	You make an initial Purchase Payment of $100,000.

•	You make an additional Purchase Payment of $10,000 in the sixth Contract Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.

•	The MAV on the ninth Contract Anniversary is $180,000.

•
You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (on the day of but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.

•
As of the tenth Contract Anniversary you have not yet reached your 81st birthday and the Contracts have not exceeded the limits on volatility or risk that trigger allocation and transfer restrictions under the PRIME Plus Benefit.

On the tenth Contract Anniversary, the PB Value is equal to 1 or 2:

1)	The 7% AIA

Initial Purchase Payment$100,000.00

Increased by 7% on the first Contract Anniversaryx 1.07

$107,000.00

Increased by 7% on the second Contract Anniversaryx 1.07

$114,490.00
Beginning on the sixth Contract Anniversary we will only apply the

7% increase to the 7% AIA amount as of the fifth Contract Anniversary.

On the sixth Contract Anniversary the 7% AIA is:

The fifth Contract Anniversary 7% AIA$140,255.17

Increased by 7% on the sixth Contract Anniversaryx 1.07

$150,073.03

Plus the additional Purchase Payment received in the sixth Contract Year+ 10,000.00

$160,073.03

On the seventh Contract Anniversary the 7% AIA is:

The fifth Contract Anniversary 7% AIA$140,255.17

Increased by 7% on the sixth Contract Anniversaryx 1.07

$150,073.03

Increased by 7% on the seventh Contract Anniversaryx 1.07

$160,578.14

Plus the additional Purchase Payment received in the sixth Contract Year+ 10,000.00

$170,578.14

On the ninth Contract Anniversary the 7% AIA is:$193,845.92

On the tenth Contract Anniversary the 7% AIA is:

The fifth Contract Anniversary 7% AIA increased by 7% for each anniversary since,

up to and including the tenth:$196,715.14

Plus the additional Purchase Payment received in the sixth Contract Year+ 10,000.00

Reduced proportionately by the percentage of Contract Value withdrawn during the tenth Contract Year: ($20,000 / $160,000) = 0.125 x $193,845.92 =- 24,230.74

$182,484.40

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Verifying that the 7% AIA is within the maximum limit:

2 times Purchase Payments made in the first five Contract Years: 2 x $100,000 =$200,000

Reduced proportionately by the percentage of Contract Value withdrawn:

($20,000 / $160,000) = 0.125 x $200,000 =- 25,000

$175,000

Therefore the 7% AIA on the tenth Contract Anniversary will be limited to the maximum$175,000

2)	The MAV

The MAV on the ninth Contract Anniversary$180,000

Reduced proportionately by the percentage of Contract Value withdrawn:

($20,000 / $160,000) = 0.125 x $180,000 =- 22,500

$157,500

The 7% AIA is greater than the MAV on the tenth Contract Anniversary. However, if you chose to exercise the GMIB on the tenth Contract Anniversary you may be able choose to set the PB Value equal to either the 7% or the MAV. This is because the GMIB Payments available under the 7% AIA may be less than the GMIB Payments available under the MAV depending on the Annuity Option you select, your age, and sex (where applicable) at the time of annuitization. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be more than GMIB Payments based on the MAV or the 7% AIA depending on the current interest rates available at the time of annuitization.

If instead you exercise the GPWB you can select either the 5% payment option or the 10% payment option. Under the 5% payment option the PB Value will be the 7% AIA, the PB Value could increase (step up) on every third Contract Anniversary* the maximum allowable payment will be less than what is available under the 10% payment option, but we will make payments for at least 20 years (assuming no Excess Withdrawals or step ups). Under the 10% payment option the PB Value will be the MAV, step ups are not available, we will make payments for ten years (assuming no Excess Withdrawals), but the maximum allowable payment will be more. Under the GPWB you would choose the payment option that is most appropriate for your situation.

*	Step ups will continue to happen automatically until the earliest of: a) the older Owner’s 91st birthday, or b) you exhaust the PB Value.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
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APPENDIX C – GPWB UNDER THE PRIME PLUS BENEFIT

•	On the tenth Contract Anniversary you exercise the GPWB and select the 5% payment option with annual payments.

•	On the tenth Contract Anniversary the PB Value is the 7% AIA, which is $175,000, and your Contract Value is $140,000 (see the example that appears in Appendix B).

•	You elect the maximum allowable payment and your annual GPWB Payments are 5% x $175,000 = $8,750. You take no Excess Withdrawals and do not elect to stop your GPWB Payments

	Contract Value	PB Value	GPWB Payment
On the 10th Contract Anniversary	$140,000	$175,000	$8,750
11th Contract Anniversary	$144,800	$166,250	$8,750
12th Contract Anniversary	$151,900	$157,500	$8,750
13th Contract Anniversary before the step up	$160,000	$148,750	$8,750
13th Contract Anniversary after the step up	$160,000	$160,000	$8,750
14th Contract Anniversary	$151,700	$151,250	$8,750
15th Contract Anniversary	$144,300	$142,500	$8,750
16th Contract Anniversary before the step up	$132,900	$133,750	$8,750
16th Contract Anniversary after the step up	$132,900	$133,750	$8,750

•
In this example the PB Value was stepped up on the 13th Contract Anniversary because the Contract Value was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).

•	There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.

•
If on the 16th Contract Anniversary the Contract Value had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also be stepped up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your GPWB Payments until the 17th Contract Anniversary because we do not automatically increase your GPWB Payments upon a step up.

Example of the effect of an Excess Withdrawal on GPWB Payments

•
Continue the assumptions from the previous example except that you elect to receive $600 per month as your GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.

•	Assume the Contract Value on the day of (but before) the Excess Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.

If you take a $500 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:

The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals will be subject to the withdrawal charge, and the Excess Withdrawal will reduce both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.

If you take a $5,000 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:

The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals will be subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:

The GPWB Maximum$8,750

First eight GPWB Payments- 4,800

Remaining GPWB Maximum$3,950

Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 - $3,950 =$1,050

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
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When we compute the withdrawal charge we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.

We will adjust the PB Value for the Excess Withdrawal as follows:

The PB Value on the day of (but before) the partial withdrawal$170,200.00

The amount of the Excess Withdrawal that does not exceed the GPWB Maximum- 3,950.00

Reduced proportionately by the remaining amount of the Excess Withdrawal’s percentage of Contract Value on the day of (but before) the partial withdrawal

= $1,050 ÷ $150,000 = 0.007 x $170,200 =- 1,191.40

Remaining PB Value after the Excess Withdrawal$165,058.60

In addition, because the Excess Withdrawal exhausts the GPWB Maximum for the year, the four remaining GPWB Payments will also be subject to a withdrawal charge. To avoid a withdrawal charge you could instruct us to stop GPWB Payments for the remainder of the year.

APPENDIX D – DEATH BENEFIT CALCULATION EXAMPLES

•	You purchase a Contract with an initial Purchase Payment of $100,000. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

•	The MAV on the ninth Contract Anniversary is $180,000.

•
You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the 3% AIA and MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB or Earnings Protection GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB or Earnings Protection GMDB than for Contracts with the Traditional GMDB.

If you selected the Traditional GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

1)	Contract Value	$140,000

2)	The Traditional GMDB value:

Total Purchase Payments received$100,000

Reduced proportionately by the percentage of Contract Value

withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =- 12,500

$ 87,500

Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

If you selected the Enhanced GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

1)	Contract Value	$140,000.00

2)	The 3% AIA:

Initial Purchase Payment$100,000.00

Increased by 3% on the first Contract Anniversaryx 1.03

$103,000.00

Increased by 3% on the second Contract Anniversaryx 1.03

$106,090.00

Increased by 3% on the third Contract Anniversaryx 1.03

$109,272.70

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
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On the ninth Contract Anniversary the 3% AIA is$130,477.32

Reduced proportionately by the percentage of Contract Value withdrawn:

($20,000 / $160,000) = 0.125 x $130,477.32 =- 16,309.66

$114,167.66

Increased by 3% on the tenth Contract Anniversaryx 1.03

$117,592.69

Verifying that the 3% AIA is within the maximum limit:

1.5 times Purchase Payments: 1.5 x $100,000 =$150,000

Reduced proportionately by the percentage of Contract Value withdrawn:

($20,000 / $160,000) = 0.125 x $150,000 =- 18,750

$131,250

3)	The MAV:

The MAV on the ninth Contract Anniversary$180,000

Reduced proportionately by the percentage of Contract Value withdrawn:

($20,000 / $160,000) = 0.125 x $180,000 =- 22,500

$157,500

Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $157,500 MAV.

If you selected the Earnings Protection GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

1)	Contract Value	$140,000

2)	Total Payments:

Total Purchase Payments received$100,000

Less adjusted partial withdrawals calculated as (PW x DB) / CV:

($20,000 x $160,000) / $160,000 = $20,000 x 1 =- 20,000

$ 80,000

3)	CV Plus:

Contract Value:$140,000

Plus 50% of the lesser of (a) or (b).

(a)	Contract Value minus total Purchase Payments: $140,000 - $100,000 =$ 40,000

(b)	Three times your total Purchase Payments received in the first two Contract Years:

3 x $100,000 =$300,000

(a) is less than (b), so 50% of (a) = 0.50 x $40,000 =+ 20,000

$160,000

Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $160,000 CV Plus.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
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APPENDIX E – WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000 and you make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less any previous withdrawals taken during that Contract Year under the partial withdrawal privilege or as RMD payments. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. This means at the beginning of each Contract Year, there would be at least $12,000 available under the partial withdrawal privilege.

Full withdrawal when the Contract Value has declined due to a loss in your selected Investment Options:

•	You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 5%. You have taken no other withdrawals from the Contract.

•
There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:

The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any penalty-free withdrawals)

= $100,000 – $0 =$100,000

Multiplied by the withdrawal chargex 5%

$ 5,000

Therefore, we would withdraw $90,000 from the Contract and pay you $85,000 ($90,000 less the $5,000 withdrawal charge).

Partial withdrawal under the partial withdrawal privilege followed by a full withdrawal:

•
You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the partial withdrawal privilege at this time is $24,000 ($12,000 per year for two years). The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.

•
You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:

The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any penalty-free withdrawals)

= $100,000 – $0 =$100,000

Multiplied by the withdrawal chargex 5%

$ 5,000

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,000 ($90,000 less the $5,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $94,000.

Partial withdrawal in excess of the partial withdrawal privilege followed by a full withdrawal:

•
You take a partial withdrawal of $27,000 in the second Contract Year when the withdrawal charge is 6%. The total amount available under the partial withdrawal privilege at this time is $24,000 ($12,000 per year for two years), so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:

The amount you will receive that is subject to a withdrawal charge$3,000

Multiplied by the withdrawal chargex 6%

$ 180

Therefore, we would withdraw $27,180 from the Contract and pay you $27,000.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
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•
Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:

The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any penalty-free withdrawals)

= $100,000 – $3,000 =$97,000

Multiplied by the withdrawal chargex 5%

$ 4,850

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,150 ($90,000 less the $4,850 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $112,150.

A series of partial withdrawals under the partial withdrawal privilege followed by a full withdrawal:

•
You take the maximum amount available under the partial withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.

•
In the sixth Contract Year, the Contract Value is $11,000. Although the maximum available under the partial withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the partial withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 2%.

We calculate the withdrawal charge for the full withdrawal as follows:

The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any penalty-free withdrawals)

= $100,000 – $0 =$100,000

Multiplied by the withdrawal chargex 2%

$ 2,000

Therefore, upon the full withdrawal, we would withdraw $11,000 from the Contract and pay you $9,000 ($11,000 less the $2,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $69,000.

Alternatively, the largest available partial withdrawal at this time is $9,000, as this amount would reduce the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it will not be subject to a withdrawal charge. After one additional year, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2010
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89

GLOSSARY

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
CV Plus	=	Contract Value Plus	MAV	=	Maximum Anniversary Value
GMDB	=	Guaranteed Minimum Death Benefit	PRIME	=	Protected Retirement Income Made Easy
GMIB	=	Guaranteed Minimum Income Benefit

Accumulation Phase – the period of time before you begin taking Annuity Payments. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Accumulation Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (Annual Increase Amount) – a calculation used in determining the PB Value under the PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.

Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

Annuity Options – the income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

Annuity Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

Base Contract – the contract corresponding to this prospectus that does not include the PRIME Plus Benefit.

Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract – the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

Contract Anniversary – a 12-month anniversary of the Issue Date or any subsequent 12-month Contract Anniversary.

Contract Value – on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

Contract Year – any period of 12 months beginning on the Issue Date or a subsequent Contract Anniversary.

Excess Withdrawal – for Contracts with the PRIME Plus Benefit that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.

Full Annuitization – the application of the entire Contract Value to Annuity Payments.

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes provision of information on the correct form, with any required certifications or guarantees, sent to or received by the correct mailing address. If you have questions about the information we require, please contact the Service Center.

GMDB (Guaranteed Minimum Death Benefit) – the three different guaranteed death benefits.

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GMIB (Guaranteed Minimum Income Benefit) – a feature under the PRIME Plus Benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments based on the PB Value.

GMIB Payments – Annuity Payments we make to the Payee based on the PB Value.

GPWB (Guaranteed Partial Withdrawal Benefit) – a feature under the PRIME Plus Benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value.

GPWB Maximum – under the PRIME Plus Benefit, this is the annual limit on GPWB Payments available to you under the GPWB.

GPWB Payments – withdrawal payments we make to the Owner based on the PB Value.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.

Investment Options – the variable investments available to you under the Contract whose performance is based on the securities in which they invest.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

Joint Owners – two Owners who own a Contract.

MAV (Maximum Anniversary Value) – a calculation used in determining the PB Value under the PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

Partial Annuitization – the application of only part of the Contract Value to Traditional Annuity Payments (or part of the PB Value to GMIB Payments if your Contract includes the PRIME Plus Benefit).

Payee – the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase.

PB Value – the amount used to calculate GPWB Payments and GMIB Payments under the PRIME Plus Benefit.

PRIME (Protected Retirement Income Made Easy) Plus Benefit – an optional benefit package that includes a GMIB and GPWB and carries a higher charge.

Purchase Payment – the money you put in the Contract.

Qualified Contract – a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.

Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center – the Allianz Service Center. Our Service Center address and telephone number are listed in the following section. The address for sending applications for new Contracts is listed on the application.

Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.

Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

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FOR SERVICE OR MORE INFORMATION

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the PB Value under the GMIB and/or GPWB change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

You can contact us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service Center:

Allianz Life Insurance Company of North America

P.O. Box 561

Minneapolis, MN 55440-0561

(800) 624-0197

If you are sending an application and/or a check to purchase a new Contract, you should send the materials to the address listed on your application. Applications and Purchase Payments you send to our home office address will be forwarded to the lockbox address listed on your application, which may delay processing of your application.

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PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ ALTERITY®

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

VARIABLE DEFERRED ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(ALLIANZ LIFE, WE, US, OUR)

MAY 1, 2010

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

TABLE OF CONTENTS

Allianz Life……………………………………………………..........	2
Experts……………………………………………………………..…	2
Legal Opinions…………………………………………………..….	2
Distributor…………………………………………………..………..	2
Reduction or Elimination of the Withdrawal Charge……..…..	3
Federal Tax Status…………………………………………….…....	3
General……………………………………………………………	3
Diversification………………………………………………....….	4
Owner Control…………………………………………………….	5
Contracts Owned by Non-Individuals…………………….....…	5
Income Tax Withholding…………………………………..….....	5
Required Distributions……………………………………..…….	5
Qualified Contracts……………………………………………….	6
Annuity Provisions………………………………………………....	7
Annuity Units/Calculating Annuity Payments………………….	7
Mortality and Expense Risk Guarantee…………………………	7
Information on May 2003 Contracts……………………………..	8
Information on Contracts That Were Offered
Before April 29, 2005…………………………………………...	16
Information on Original Contracts……………………………….	18
Financial Statements……………………………………………….	19
Appendix – Condensed Financial Information………………..	20

ALTSAI-0510

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2009 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2009 and 2008 and for each of the years in the three-year period ended December 31, 2009, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2009 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of accounting requirements issued by the Financial Statement Standards Board (FASB), as of January 1, 2009, as well as an adoption of accounting guidance issued by the FASB related to fair value measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2007	$218,444,880.80	$0
2008	$198,319,091.42	$0
2009	$169,464,504.26	$0

We may fund Allianz Life Financial’s operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial’s operating and other expenses, including overhead, legal and accounting fees.

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As described above, Allianz Life Financial sells its Contracts primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,044 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 37 firms. These payments vary in amount. In 2009, the five firms receiving the largest payments, ranging from $327,900 to $2,595,212, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.
Firm Name
1	LPL Financial Network
2	AIG Advisor Group
3	Wells Fargo
4	National Planning Holdings
5	Raymond James

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

•	the size of the group;

•	the total amount of Purchase Payments expected to be received from the group;

•
the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);

•	the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and

•	any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract’s cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

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For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

•	no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;

•	no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;

•	no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and

•	no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

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Owner Control

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Contracts Owned by Non-Individuals

Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

Income Tax Withholding

All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	distributions which are required minimum distributions; or

•	the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract, Section 72(s) requires that:

•
if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and

•	if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

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Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Qualified Contracts

The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes – Distributions – Qualified Contracts.

Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes – Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

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ANNUITY PROVISIONS

We base Traditional Annuity Payments upon the following:

•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.

•	The adjusted Contract Value on the Income Date.

•	The Annuity Option you select.

•	The age of the Annuitant and any joint Annuitant.

•	The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.

Annuity Units/Calculating Variable Annuity Payments

The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:

•	multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE

Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

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INFORMATION ON MAY 2003 CONTRACTS

The May 2003 Contracts were replaced by the currently offered Contracts beginning in May 2006. The May 2003 Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI. The primary difference between May 2003 Contracts and the currently offered Contracts is that the May 2003 Contracts offered the optional Traditional PRIME Benefit, the optional Enhanced PRIME Benefit, and the partial withdrawal privilege allowed withdrawals of 10% of total Purchase Payments per year on a cumulative basis.

The PRIME Benefits

The PRIME Benefits include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit and carry an additional M&E charge. The PRIME Benefits were available for selection at Contract issue. After the Issue Date, neither the Traditional PRIME Benefit nor the Enhanced PRIME Benefit can be added to, changed, or removed from a Contract. If your Contract includes a PRIME Benefit and you do not exercise either the GMIB or GPWB, you will have incurred higher Contract expenses without receiving any advantage from the PRIME Benefit.

Please refer to the applicable endorsements and/or riders to your Contract for the specific terms and conditions of the GMIB and GPWB.

We designed the PRIME Benefits to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait seven complete Contract Years before you can exercise a GMIB or GPWB, and they can only be exercised within 30 days after a Contract Anniversary. The PRIME Benefits do not create Contract Value or guarantee the performance of any Investment Option.

Benefit payments under the PRIME Benefits are based on the PB Value. Under Traditional PRIME Benefit, the PB Value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations. Under the Enhanced PRIME Benefit, the PB Value is either the MAV, 3% AIA, or 7% AIA. The PB Value under the Enhanced PRIME Benefit will never be less than the PB Value under the Traditional PRIME Benefit, but they may be equal. You can only access the PB Value by exercising the GMIB or GPWB.

Canceling the PRIME Benefits

Once you exercise a PRIME Benefit, you cannot cancel it. However, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.

•	Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax (available at anytime).

•	Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, less any deduction we make to reimburse ourselves for premium tax (available at anytime).

•	Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, the GPWB will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB will terminate and we will reduce the Separate Account annual expense to 1.50% on that portion of the Contract.

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Although you can elect to terminate the GPWB, you cannot elect to terminate the GMIB. If you do elect to stop GPWB Payments:

•	the GPWB will terminate,

•	the Accumulation Phase of the Contract will end,

•	the GMDB will terminate, and

•	if you request Annuity Payments, that portion of the Contract will terminate as indicated in prospectus section 3, The Annuity Phase.

PB Value Under the Traditional PRIME Benefit

The PB Value before the date of any Owner’s death or exercise of the GPWB is equal to:

•	total Purchase Payments received,

•
reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	if you took a GMIB Partial Annuitization, reduced by the dollar amount applied to the GMIB Payments.

Any traditional Partial Annuitizations or withdrawals you take may reduce the PB Value by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than the PB Value, we will deduct more than the amount annuitized or withdrawn from the PB Value.

If you exercise the GPWB, the PB Value will stop increasing on the date you begin receiving GPWB Payments and it will decrease:

•	on a dollar for dollar basis with each GPWB Payment we make; and

•	proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each Excess Withdrawal taken.

PB Value Under the Enhanced PRIME Benefit

The PB Value before the date of  any Owner’s death or exercise of the GPWB is equal to either:

•	the AIA; or

•	the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 7%*.

*	Not available in the state of Washington.

If the MAV is greater than both the 3% AIA and the 7% AIA, the PB Value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 3% AIA or the 7% AIA. If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

The 7% AIA may be more limited than the 3% AIA or the MAV because:

•	the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years;

•	under the GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options; and

•     under the GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

If you take a GMIB Partial Annuitization, the AIA and MAV will decrease, but will continue to be calculated. If you take a GMIB Full Annuitization or exercise the GPWB, we will establish a PB Value and the AIA and MAV will cease to exist. After you exercise the GPWB, only the PB Value will remain and continue to be calculated.

Calculating the AIAs

For each AIA that was effective on the Issue Date, the AIA on the Issue Date is equal to the initial Purchase Payment received on the Issue Date. For any AIA that was effective after the Issue Date, the AIA on the endorsement effective date is equal to the Contract Value on the endorsement effective date.

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On each Business Day other than a Contract Anniversary, each AIA is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you took a GMIB Partial Annuitization that day based on the:

–	3% AIA, we will reduce the 3% AIA by the dollar amount applied to GMIB Payments and we will reduce the 7% AIA proportionately by the percentage of the 3% AIA applied to GMIB Payments.

–	7% AIA, we will reduce the 7% AIA by the dollar amount applied to GMIB Payments and we will reduce the 3% AIA proportionately by the percentage of the 7% AIA applied to GMIB Payments.

–	MAV, we will reduce both the 3% AIA and the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

On each Contract Anniversary before the older Owner’s 81st birthday,* each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 7% for Contracts with the 7% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday,* we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

*	If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant’s age.

We limit the 3% AIA to a maximum of:

•	1.5 times total Purchase Payments received,

•
reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

We limit the 7% AIA to a maximum of:

•	2 times the total Purchase Payments received in the first five Contract Years,

•
reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

Calculating the MAV

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you take a GMIB Partial Annuitization that day based on the:

–	MAV, we will reduce the MAV by the dollar amount applied to GMIB Payments, and

–	3% AIA or the 7% AIA, we will reduce the MAV proportionately by the percentage of the 3% AIA or 7% AIA applied to GMIB Payments.

On each Contract Anniversary before the older Owner’s 81st birthday,* the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

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Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday,* we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

*	If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant’s age.

Any traditional Partial Annuitizations or withdrawals you take may reduce the AIAs or the MAV by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than the AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

If you exercise the GPWB, the PB Value will stop increasing on the date you begin receiving GPWB Payments and it will decrease:

•	on a dollar for dollar basis with each GPWB Payment we make; and

•	proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.

Using the PRIME Benefits

The GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. The GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

You must hold your Contract for seven complete Contract Years before you can exercise the GPWB or GMIB and you can only exercise the GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise the GPWB or GMIB before the expiration of the seven-year waiting period.

If you exercise the GPWB:

•	You can no longer make additional Purchase Payments to the Contract.

•	Partial Annuitizations are no longer available.

•	The additional M&E charge for the PRIME Benefit will continue until both the GPWB and GMIB terminate.

•
If you have the Enhanced GMDB or Earnings Protection GMDB, the additional M&E charge for the GMDB will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

•
The partial withdrawal privilege will no longer be available to you, however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge as set out in prospectus section 7, Expenses – Withdrawal Charge.

•	The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.

•	The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.

•
The GMDB value will no longer increase, each GPWB Payment will reduce the GMDB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.

•
The PB Value will no longer increase, each GPWB Payment will reduce the PB Value on a dollar for dollar basis and any Excess Withdrawals will reduce the PB Value proportionately by the percentage of Contract Value withdrawn.

•	Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments.

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If you exercise a GMIB under a Full Annuitization:

•	The Accumulation Phase will end and the Annuity Phase will begin.

•
The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.50% Separate Account annual expense.

•	If you have not exercised the GPWB, it will no longer be available to you, and you will no longer be able to make additional Purchase Payments to the Contract.

•	If you exercised the GPWB, GPWB Payments will stop and the GPWB will terminate.

•	The GMDB will terminate.

If you exercise a GMIB under a Partial Annuitization*:

•	The Annuity Phase will begin and the Accumulation Phase will continue.

•
The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.

•
If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.

•	The GPWB will continue to be available to you.

•	The Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB.

•	GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

*	Not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise the GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under the PRIME Benefits the Owner controls:

•	when to exercise a benefit,

•	which benefit(s) to exercise, and

•	the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase.

GPWB Payments

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial PB Value you select, subject to the maximum allowable payment (the GPWB Maximum). If you exercise the GPWB you can elect to receive up to:

•	10% of the PB Value under the Traditional PRIME Benefit,

•	10% of the PB Value under the Enhanced PRIME Benefit if the 3% AIA or MAV applies, or

•	5% of the PB Value under the Enhanced PRIME Benefit if the 7% AIA applies.

Once you choose the percentage of GPWB value you want to receive you cannot change it. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage you will not be able to adjust your GPWB Payment to meet your required minimum distribution needs.

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Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges will apply to any Excess Withdrawals you take in the first seven years after you exercise the GPWB. In addition, if you take an Excess Withdrawal, the amount withdrawn will reduce:

•	the Contract Value,

•	the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and

•	the GMDB value.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the PB value to you:

•	within ten years under the Traditional PRIME Benefit if you take the maximum allowable payment each year.

•	within ten years if you elect the 10% payment option under the Enhanced PRIME Benefit and take the maximum allowable payment each year.

•	within 20 years if you elect the 5% payment option under the Enhanced PRIME Benefit and take the maximum allowable payment each year (assuming no step ups).

We will deduct each GPWB Payment proportionately from the Investment Choices. We will continue to allocate the Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions) while the GPWB is in effect.

You can continue to receive GPWB Payments until the PB Value is exhausted or the GPWB terminates, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:

•
receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges and any deduction we make for premium taxes), the Accumulation Phase of the Contract will end, and the Contract will terminate; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (less any deduction we make for premium taxes).

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we will pay you the entire remaining Contract Value (less any withdrawal charges and any deductions we make for premium tax) in a lump sum, the Accumulation Phase of the Contract will end, and the Contract will terminate.*

*	If you took a Partial Annuitization, those portions of the Contract will continue and we will continue to make Annuity Payments as provided for in the selected Annuity Option.

Taxation of GPWB Payments

GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to ordinary income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59½, may also be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge.

Termination of the GPWB

The GPWB will terminate upon the earliest of the following.

•	The Business Day you take an Excess Withdrawal of the entire Contract Value.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	Contract termination.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

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GMIB Payments

The annuity income protection provided by the GMIB will apply only under the following circumstances.

•	Your Income Date must be within 30 days following a Contract Anniversary beginning with seventh Contract Anniversary.

•	GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.

•	Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.

•	If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.

•	We will base all GMIB Payments on an interest rate of 1% per year if the PB Value is the MAV and you select Annuity Option 6, or if the PB value is the 7% AIA.

*	For more information see prospectus section 3, The Annuity Phase – Annuity Options.

In order to begin receiving monthly GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Under the GMIB you can take either a Full Annuitization, or before you exercise the GPWB, or you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB. If you take a Partial Annuitization you cannot:

•	transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;

•	transfer amounts from one Annuity Payment stream to another; or

•	allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

If you purchased this Contract under a qualified plan that is subject to minimum distribution requirement and you do not exercise the GMIB on or before the date required minimum distribution payments must begin under the qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

Amount Used to Calculate GMIB Payments

The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greatest payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the 3% AIA and/or MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the 3% AIA or MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

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Taxation of GMIB Payments

If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to ordinary income taxes. For more information on Partial Annuitizations, please see prospectus section 3, The Annuity Phase – Partial Annuitization.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

Termination of the GMIB

If you have not exercised the GMIB, it will terminate upon the earliest of the following.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payment.

•	Contract termination.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

If you exercise the GMIB, each portion of the Contract that you apply to GMIB Payments will terminate upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	Under Annuity Option 6, the expiration of the specified period certain.

•	Contract termination.

*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

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Separate Account Annual Expenses for May 2003 Contracts

The Separate Account annual expenses for May 2003 Contracts without a PRIME Benefit during the Accumulation Phase are the same as the expenses for the currently offered Base Contracts. The Separate Account annual expenses for May 2003 Contracts with Enhanced PRIME Benefit during the Accumulation Phase are the same as the current charges for the currently offered Contracts with the PRIME Plus Benefit.

The Separate Account annual expenses for May 2003 Contracts with Traditional PRIME Benefit during the Accumulation Phase are as follows:

Separate Account Annual Expenses(1)

(as a percentage of average daily assets invested in a subaccount on an annual basis)

	May 2003 Contracts with the Traditional PRIME Benefit
	M&E Charges	Admin.Charge	Total
Traditional GMDB	1.55%	0.15%	1.70%
Enhanced GMDB	1.80%	0.15%	1.95%
Earnings Protection GMDB	1.85%	0.15%	2.00%

(1)	Some or all of the guaranteed benefits may not be available in all states; check with your registered representative.

The Separate Account annual expenses for May 2003 Contracts during the Annuity Phase are the same as the charges for currently offered Contracts.

For more information on the expenses and charges of currently offered Contracts please see the Fee Tables in the prospectus.

INFORMATION ON CONTRACTS THAT WERE OFFERED BEFORE APRIL 29, 2005

Before April 29, 2005, we offered Contracts that allowed the Owner to take money out of the Contract (take a liquidation) during the Annuity Phase if the Owner elected to have us make variable Annuity Payments under Annuity Options 2, 4, or 6. These liquidations were subject to an additional charge. These Contracts are no longer offered for sale.

Liquidations under Annuity Option 2 (life annuity with monthly payments over 5, 10, 15 or 20 years guaranteed). During the lifetime of the Annuitant, and while the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

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Liquidations under Annuity Option 4 (joint and last survivor with monthly payments over 5, 10, 15 or 20 years guaranteed). While either the Annuitant or joint Annuitant is alive and the number of variable Traditional Annuity Payments we have made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

Liquidations under Annuity Option 6 (specified period certain annuity). If you requested variable Traditional Annuity Payments, you may take a withdrawal (liquidation) at least once each Contract Year of up to 100% of the total liquidation value in the Contract. We will subtract a withdrawal charge from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining period certain by the percentage of liquidation value withdrawn, including the withdrawal charge.

Commutation fee/withdrawal charge for liquidations under Annuity Options 2, 4, or 6. If you request variable Traditional Annuity Payments under Annuity Options 2, 4 or 6 and take a liquidation, we may assess a commutation fee or withdrawal charge.

For Annuity Options 2 and 4 the commutation fee as a percentage of the amount liquidated is equal to:

Number of Complete Years Since Income Date	Charge
0	5%
1	4%
2	3%
3	2%
4 years or more	1%

In states where variable Traditional Annuity Payments are available under Annuity Option 6, the withdrawal charge as a percentage of the amount liquidated is equal to:

Number of Complete Contract Years Since Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract years or more	0%

We assess the commutation fee and/or the withdrawal charge to cover distribution expense and lost revenue, as well as internal costs incurred in conjunction with the liquidation.

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INFORMATION ON ORIGINAL CONTRACTS

Original Contracts were first offered in January 2000 and were replaced by the May 2003 Contracts. Original Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI.

Original Contracts automatically provided a Traditional GMIB for no additional charge and the Traditional GMIB value under these Contracts is calculated in the same manner as the PB Value under the Traditional PRIME Benefit for May 2003 Contracts. The Enhanced GMIB was available for an additional mortality and expense risk (M&E) charge if all Owners were 79 or younger on the Issue Date and the Enhanced GMIB value was equal to the greater of:

•	the Maximum Anniversary Value (MAV) before the older Owner’s 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or

•	the Annual Increase Amount (AIA) before the older Owner’s 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

The MAV for Original Contracts is calculated in the same manner as the MAV under the PRIME Plus Benefit for currently offered Contracts. The 5% AIA for Original Contracts is also calculated in the same manner as it is under currently offered Contracts with the PRIME Plus Benefit, on each Business Day other than a Contract Anniversary and on each Contract Anniversary that occurs on or after the older Owner’s 81st birthday. However, the 5% AIA on each Contract Anniversary before the older Owner’s 81st birthday for Original Contracts, is calculated by taking its value on the immediately preceding Business Day increased by 5%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary. There is no limit on the 5% AIA for Original Contracts. For details on how the Traditional GMIB and Enhanced GMIB values are calculated, please see the discussion earlier in this SAI.

The GPWBs were not available under Original Contracts.

The death benefits available under Original Contracts were the same as what is available under currently offered Contracts. However, on Original Contracts, the AIA under the Enhanced GMDB is calculated in the same manner as it is for Original Contracts with the Enhanced GMIB and there is no limit on the AIA. The Earnings Protection GMDB value for Original Contracts is calculated in the same manner as it is for currently offered Contracts, except that the “CV Plus” is calculated as follows:

The CV Plus

•	If all Owners were age 69 or younger on the Issue Date, 40% of the lesser of (a) or (b), or

•	If the older Owner was age 70 or older on the Issue Date, 25% of the lesser of (a) or (b), where:

(a)
is the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center; and

(b)	is the total Purchase Payments.

For more details on the death benefits please see prospectus section 11, Death Benefit.

The charges for Original Contracts differ from the charges of the currently offered Contracts as follows:

Separate Account Annual Expenses During the Accumulation Phase (as a percentage of average daily assets invested in a subaccount on an annual basis)
	Charges for Original Contracts with the Traditional GMIB			Charges for Original Contracts with the Enhanced GMIB
	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total
Traditional GMDB	1.25%	0.15%	1.40%	1.55%	0.15%	1.70%
Enhanced GMDB	1.55%	0.15%	1.70%	1.75%	0.15%	1.90%
Earnings Protection GMDB	1.45%	0.15%	1.60%	1.75%	0.15%	1.90%

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During the Annuity Phase, if you request variable Annuity Payments, the Separate Account annual expenses are equal on an annual basis to 1.40%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase.

Withdrawal Charge – during the Accumulation Phase* (as a percentage of each Purchase Payment withdrawn)		Withdrawal Charge – during the Annuity Phase** (as a percentage of amount liquidated under Annuity Option 6)

Number of Complete Contract Years Since Receipt of Purchase Payment	Charge	Number of Complete Contract Years Since Receipt of Purchase Payment	Charge
0	7%	0	7%
1	6%	1	6%
2	5%	2	5%
3	4%	3	4%
4	3%	4	3%
5 years or more	0%	5 years or more	0%

*
Each year, on a cumulative basis (less any withdrawals taken in the current Contract Year that were not subject to a withdrawal charge), you may take partial withdrawals that when added together do not exceed 10% of total Purchase Payments and we will not assess a withdrawal charge. For more details and additional information on other penalty-free withdrawal options please see the discussion of the partial withdrawal privilege and other information that appears in the prospectus section 9, Access to Your Money.

**	May not be applicable in all states.

For more details on the other charges of Original Contracts, please see the Fee Tables and section 7, Expenses in the prospectus.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2009 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2009 are also included herein.

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APPENDIX – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix A to the prospectus. AUV information listing the additional combinations of charges for the Contracts we currently offer and for Original Contracts that we no longer offer is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

Key to Benefit Option*		Separate Account Annual Expenses(1)
ALE 1	Allianz Alterity – Original Contract with the Enhanced GMDB and Enhanced GMIB	1.90%
ALE 3	Allianz Alterity – Currently offered Base and May 2003 Contract with the Enhanced GMDB	1.80%
ALE 4	Allianz Alterity – May 2003 Contract with the Enhanced GMDB and Traditional PRIME Benefit	1.95%
ALE 5	Allianz Alterity – May 2003 Contract with the Enhanced GMDB and Enhanced PRIME Benefit	2.40%
ALO 1	Allianz Alterity – Original Contract with the Traditional GMDB and Enhanced GMIB and Original Contract with the Enhanced GMDB and Traditional GMIB	1.70%
ALO 2	Allianz Alterity – Original Contract with Earnings Protection GMDB and Enhanced GMIB	1.90%
ALO 3	Allianz Alterity – Currently offered Base and May 2003 Contract with the Earnings Protection GMDB	1.80%
ALO 4	Allianz Alterity – May 2003 Contract with the Earnings Protection GMDB and Traditional PRIME Benefit	2.00%
ALT 1	Allianz Alterity – Original Contract with Traditional GMDB and Traditional GMIB	1.40%
ALT 2	Allianz Alterity – Original Contract with Earnings Protection GMDB and Traditional GMIB	1.60%
ALT 4	Allianz Alterity – May 2003 Contract with the Traditional GMDB and Traditional PRIME Benefit	1.70%
ALT 5	Allianz Alterity – May 2003 Contract with the Traditional GMDB and Enhanced PRIME Benefit and the currently offered Contract with the Traditional GMDB and the PRIME Plus Benefit	2.20%

(1)
The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and No PRIME Benefit (1.50%) and a May 2003 Contract with the Earnings Protection GMDB and Enhanced PRIME Benefit (2.45%) are the same as the expenses for the currently offered Contract, therefore the AUV information is included in the prospectus.

The following Investment Options commenced operations under this Contract after December 31, 2009. Therefore, no AUV information is shown for them: AZL Gateway Fund, AZL Mid Cap Index Fund, Jennison Portfolio, PIMCO EqS Pathfinder Portfolio.

(Number of Accumulation Units in thousands)

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

20

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Balanced Index Strategy Fund
ALE 1  1.90%
                      12/31/2009              N/A              10.025 54
ALE 3  1.80%
                      12/31/2009              N/A              10.027 0
ALE 4  1.95%
                      12/31/2009              N/A              10.024 0
ALE 5  2.40%
                      12/31/2009              N/A              10.015 55
ALO 1  1.70%
                      12/31/2009              N/A              10.029 14
ALO 2  1.90%
                      12/31/2009              N/A              10.025 0
ALO 3  1.80%
                      12/31/2009              N/A              10.027 0
ALO 4  2.00%
                      12/31/2009              N/A              10.023 0
ALT 1  1.40%
                      12/31/2009              N/A              10.035 0
ALT 2  1.60%
                      12/31/2009              N/A              10.031 0
ALT 4  1.70%
                      12/31/2009              N/A              10.029 0
ALT 5  2.20%
                      12/31/2009              N/A              10.019 182
AZL BlackRock Capital Appreciation Fund
ALE 1  1.90%
                      12/31/2005              N/A              11.927 151
                      12/31/2006              11.927              11.887 243
                      12/31/2007              11.887              12.936 165
                      12/31/2008              12.936              8.076 225
                      12/31/2009              8.076              10.733 1762
ALE 3  1.80%
                      12/31/2005              N/A              11.935 3
                      12/31/2006              11.935              11.907 6
                      12/31/2007              11.907              12.970 6
                      12/31/2008              12.970              8.105 10
                      12/31/2009              8.105              10.783 72
ALE 4  1.95%
                      12/31/2005              N/A              11.923 2
                      12/31/2006              11.923              11.877 2
                      12/31/2007              11.877              12.918 2
                      12/31/2008              12.918              8.061 1
                      12/31/2009              8.061              10.708 22
ALE 5  2.40%
                      12/31/2005              N/A              11.887 230
                      12/31/2006              11.887              11.788 343
                      12/31/2007              11.788              12.764 411
                      12/31/2008              12.764              7.929 592
                      12/31/2009              7.929              10.485 3489
ALO 1  1.70%
                      12/31/2005              N/A              11.943 85
                      12/31/2006              11.943              11.927 100
                      12/31/2007              11.927              13.005 87
                      12/31/2008              13.005              8.135 170
                      12/31/2009              8.135              10.834 897

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 2  1.90%
                      12/31/2005              N/A              11.927 31
                      12/31/2006              11.927              11.887 30
                      12/31/2007              11.887              12.936 35
                      12/31/2008              12.936              8.076 35
                      12/31/2009              8.076              10.733 168
ALO 3  1.80%
                      12/31/2005              N/A              11.935 1
                      12/31/2006              11.935              11.907 1
                      12/31/2007              11.907              12.970 2
                      12/31/2008              12.970              8.105 2
                      12/31/2009              8.105              10.783 17
ALO 4  2.00%
                      12/31/2005              N/A              11.919 0
                      12/31/2006              11.919              11.867 2
                      12/31/2007              11.867              12.901 1
                      12/31/2008              12.901              8.046 1
                      12/31/2009              8.046              10.683 9
ALT 1  1.40%
                      12/31/2005              N/A              11.967 8
                      12/31/2006              11.967              11.987 3
                      12/31/2007              11.987              13.110 3
                      12/31/2008              13.110              8.225 3
                      12/31/2009              8.225              10.987 68
ALT 2  1.60%
                      12/31/2005              N/A              11.951 0
                      12/31/2006              11.951              11.947 0
                      12/31/2007              11.947              13.040 0
                      12/31/2008              13.040              8.165 1
                      12/31/2009              8.165              10.885 10
ALT 4  1.70%
                      12/31/2005              N/A              11.943 7
                      12/31/2006              11.943              11.927 19
                      12/31/2007              11.927              13.005 14
                      12/31/2008              13.005              8.135 11
                      12/31/2009              8.135              10.834 49
ALT 5  2.20%
                      12/31/2005              N/A              11.903 220
                      12/31/2006              11.903              11.828 421
                      12/31/2007              11.828              12.832 523
                      12/31/2008              12.832              7.987 577
                      12/31/2009              7.987              10.583 3166
AZL Columbia Mid Cap Value Fund
ALE 1  1.90%
                      12/31/2006              N/A              10.043 390
                      12/31/2007              10.043              10.233 432
                      12/31/2008              10.233              4.804 447
                      12/31/2009              4.804              6.236 529
ALE 3  1.80%
                      12/31/2006              N/A              10.050 13
                      12/31/2007              10.050              10.250 21
                      12/31/2008              10.250              4.817 23
                      12/31/2009              4.817              6.259 19

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

21

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 4  1.95%
                      12/31/2006              N/A              10.040 0
                      12/31/2007              10.040              10.224 2
                      12/31/2008              10.224              4.798 2
                      12/31/2009              4.798              6.225 3
ALE 5  2.40%
                      12/31/2006              N/A              10.009 134
                      12/31/2007              10.009              10.147 496
                      12/31/2008              10.147              4.740 685
                      12/31/2009              4.740              6.123 984
ALO 1  1.70%
                      12/31/2006              N/A              10.057 15
                      12/31/2007              10.057              10.267 44
                      12/31/2008              10.267              4.830 43
                      12/31/2009              4.830              6.282 53
ALO 2  1.90%
                      12/31/2006              N/A              10.043 7
                      12/31/2007              10.043              10.233 11
                      12/31/2008              10.233              4.804 13
                      12/31/2009              4.804              6.236 21
ALO 3  1.80%
                      12/31/2006              N/A              10.050 2
                      12/31/2007              10.050              10.250 12
                      12/31/2008              10.250              4.817 12
                      12/31/2009              4.817              6.259 13
ALO 4  2.00%
                      12/31/2006              N/A              10.036 0
                      12/31/2007              10.036              10.216 0
                      12/31/2008              10.216              4.791 6
                      12/31/2009              4.791              6.213 0
ALT 1  1.40%
                      12/31/2006              N/A              10.077 2
                      12/31/2007              10.077              10.319 3
                      12/31/2008              10.319              4.869 2
                      12/31/2009              4.869              6.352 1
ALT 2  1.60%
                      12/31/2006              N/A              10.063 0
                      12/31/2007              10.063              10.284 0
                      12/31/2008              10.284              4.843 0
                      12/31/2009              4.843              6.305 0
ALT 4  1.70%
                      12/31/2006              N/A              10.057 5
                      12/31/2007              10.057              10.267 6
                      12/31/2008              10.267              4.830 6
                      12/31/2009              4.830              6.282 10
ALT 5  2.20%
                      12/31/2006              N/A              10.023 146
                      12/31/2007              10.023              10.181 432
                      12/31/2008              10.181              4.766 389
                      12/31/2009              4.766              6.168 626

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Columbia Small Cap Value Fund
ALE 1  1.90%
                      12/31/2004              N/A              12.017 159
                      12/31/2005              12.017              12.192 231
                      12/31/2006              12.192              13.566 196
                      12/31/2007              13.566              12.213 126
                      12/31/2008              12.213              8.138 135
                      12/31/2009              8.138              9.956 166
ALE 3  1.80%
                      12/31/2004              N/A              12.025 0
                      12/31/2005              12.025              12.212 4
                      12/31/2006              12.212              13.602 11
                      12/31/2007              13.602              12.258 10
                      12/31/2008              12.258              8.176 10
                      12/31/2009              8.176              10.013 8
ALE 4  1.95%
                      12/31/2004              N/A              12.013 3
                      12/31/2005              12.013              12.182 9
                      12/31/2006              12.182              13.548 9
                      12/31/2007              13.548              12.191 9
                      12/31/2008              12.191              8.119 5
                      12/31/2009              8.119              9.928 6
ALE 5  2.40%
                      12/31/2004              N/A              11.977 280
                      12/31/2005              11.977              12.090 437
                      12/31/2006              12.090              13.387 539
                      12/31/2007              13.387              11.991 535
                      12/31/2008              11.991              7.950 507
                      12/31/2009              7.950              9.678 521
ALO 1  1.70%
                      12/31/2004              N/A              12.034 36
                      12/31/2005              12.034              12.232 65
                      12/31/2006              12.232              13.639 92
                      12/31/2007              13.639              12.303 65
                      12/31/2008              12.303              8.214 58
                      12/31/2009              8.214              10.070 45
ALO 2  1.90%
                      12/31/2004              N/A              12.017 19
                      12/31/2005              12.017              12.192 19
                      12/31/2006              12.192              13.566 21
                      12/31/2007              13.566              12.213 11
                      12/31/2008              12.213              8.138 5
                      12/31/2009              8.138              9.956 7
ALO 3  1.80%
                      12/31/2004              N/A              12.025 0
                      12/31/2005              12.025              12.212 2
                      12/31/2006              12.212              13.602 0
                      12/31/2007              13.602              12.258 0
                      12/31/2008              12.258              8.176 1
                      12/31/2009              8.176              10.013 0
ALO 4  2.00%
                      12/31/2004              N/A              12.009 0
                      12/31/2005              12.009              12.171 0
                      12/31/2006              12.171              13.530 1
                      12/31/2007              13.530              12.168 1
                      12/31/2008              12.168              8.100 4
                      12/31/2009              8.100              9.900 0

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

22

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 1  1.40%
                      12/31/2004              N/A              12.058 5
                      12/31/2005              12.058              12.294 3
                      12/31/2006              12.294              13.748 7
                      12/31/2007              13.748              12.439 3
                      12/31/2008              12.439              8.330 1
                      12/31/2009              8.330              10.243 14
ALT 2  1.60%
                      12/31/2004              N/A              12.042 0
                      12/31/2005              12.042              12.253 0
                      12/31/2006              12.253              13.675 0
                      12/31/2007              13.675              12.348 0
                      12/31/2008              12.348              8.253 0
                      12/31/2009              8.253              10.127 0
ALT 4  1.70%
                      12/31/2004              N/A              12.034 5
                      12/31/2005              12.034              12.232 15
                      12/31/2006              12.232              13.639 14
                      12/31/2007              13.639              12.303 13
                      12/31/2008              12.303              8.214 12
                      12/31/2009              8.214              10.070 15
ALT 5  2.20%
                      12/31/2004              N/A              11.993 203
                      12/31/2005              11.993              12.131 400
                      12/31/2006              12.131              13.458 515
                      12/31/2007              13.458              12.079 551
                      12/31/2008              12.079              8.024 611
                      12/31/2009              8.024              9.788 561
AZL Davis NY Venture Fund
ALE 1  1.90%
                      12/31/2001              N/A              10.435 9
                      12/31/2002              10.435              7.763 733
                      12/31/2003              7.763              9.858 1133
                      12/31/2004              9.858              10.693 1214
                      12/31/2005              10.693              11.508 1617
                      12/31/2006              11.508              12.863 1820
                      12/31/2007              12.863              13.143 1526
                      12/31/2008              13.143              7.672 4540
                      12/31/2009              7.672              9.924 3785
ALE 3  1.80%
                      12/31/2003              N/A              9.879 4
                      12/31/2004              9.879              10.727 37
                      12/31/2005              10.727              11.556 57
                      12/31/2006              11.556              12.929 80
                      12/31/2007              12.929              13.224 80
                      12/31/2008              13.224              7.728 159
                      12/31/2009              7.728              10.006 127
ALE 4  1.95%
                      12/31/2003              N/A              9.847 2
                      12/31/2004              9.847              10.676 12
                      12/31/2005              10.676              11.484 36
                      12/31/2006              11.484              12.830 42
                      12/31/2007              12.830              13.103 38
                      12/31/2008              13.103              7.645 67
                      12/31/2009              7.645              9.884 61

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 5  2.40%
                      12/31/2003              N/A              9.752 135
                      12/31/2004              9.752              10.525 953
                      12/31/2005              10.525              11.271 1960
                      12/31/2006              11.271              12.535 2705
                      12/31/2007              12.535              12.744 2922
                      12/31/2008              12.744              7.402 5656
                      12/31/2009              7.402              9.527 5337
ALO 1  1.70%
                      12/31/2001              N/A              10.438 8
                      12/31/2002              10.438              7.781 357
                      12/31/2003              7.781              9.901 663
                      12/31/2004              9.901              10.761 752
                      12/31/2005              10.761              11.604 947
                      12/31/2006              11.604              12.996 1119
                      12/31/2007              12.996              13.306 984
                      12/31/2008              13.306              7.783 1960
                      12/31/2009              7.783              10.088 1700
ALO 2  1.90%
                      12/31/2001              N/A              10.435 0
                      12/31/2002              10.435              7.763 85
                      12/31/2003              7.763              9.858 152
                      12/31/2004              9.858              10.693 167
                      12/31/2005              10.693              11.508 197
                      12/31/2006              11.508              12.863 219
                      12/31/2007              12.863              13.143 196
                      12/31/2008              13.143              7.672 494
                      12/31/2009              7.672              9.924 416
ALO 3  1.80%
                      12/31/2003              N/A              9.879 1
                      12/31/2004              9.879              10.727 4
                      12/31/2005              10.727              11.556 6
                      12/31/2006              11.556              12.929 16
                      12/31/2007              12.929              13.224 29
                      12/31/2008              13.224              7.728 35
                      12/31/2009              7.728              10.006 42
ALO 4  2.00%
                      12/31/2003              N/A              9.837 0
                      12/31/2004              9.837              10.659 12
                      12/31/2005              10.659              11.460 20
                      12/31/2006              11.460              12.797 19
                      12/31/2007              12.797              13.062 19
                      12/31/2008              13.062              7.618 24
                      12/31/2009              7.618              9.843 22
ALT 1  1.40%
                      12/31/2001              N/A              10.443 2
                      12/31/2002              10.443              7.808 67
                      12/31/2003              7.808              9.965 79
                      12/31/2004              9.965              10.864 113
                      12/31/2005              10.864              11.750 123
                      12/31/2006              11.750              13.199 138
                      12/31/2007              13.199              13.555 96
                      12/31/2008              13.555              7.952 211
                      12/31/2009              7.952              10.338 172

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

23

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 2  1.60%
                      12/31/2001              N/A              10.440 0
                      12/31/2002              10.440              7.790 5
                      12/31/2003              7.790              9.922 5
                      12/31/2004              9.922              10.795 6
                      12/31/2005              10.795              11.653 6
                      12/31/2006              11.653              13.064 9
                      12/31/2007              13.064              13.389 9
                      12/31/2008              13.389              7.839 12
                      12/31/2009              7.839              10.170 14
ALT 4  1.70%
                      12/31/2003              N/A              9.901 5
                      12/31/2004              9.901              10.761 56
                      12/31/2005              10.761              11.604 107
                      12/31/2006              11.604              12.996 129
                      12/31/2007              12.996              13.306 107
                      12/31/2008              13.306              7.783 125
                      12/31/2009              7.783              10.088 113
ALT 5  2.20%
                      12/31/2003              N/A              9.794 101
                      12/31/2004              9.794              10.592 1055
                      12/31/2005              10.592              11.365 2152
                      12/31/2006              11.365              12.665 2867
                      12/31/2007              12.665              12.902 3170
                      12/31/2008              12.902              7.509 5015
                      12/31/2009              7.509              9.684 4724
AZL Dreyfus Equity Growth Fund
ALE 1  1.90%
                      12/31/2001              N/A              10.518 16
                      12/31/2002              10.518              7.151 941
                      12/31/2003              7.151              8.718 1747
                      12/31/2004              8.718              9.214 1725
                      12/31/2005              9.214              9.453 1475
                      12/31/2006              9.453              10.475 1482
                      12/31/2007              10.475              11.176 3407
                      12/31/2008              11.176              6.400 2696
                      12/31/2009              6.400              8.463 2382
ALE 3  1.80%
                      12/31/2003              N/A              8.737 18
                      12/31/2004              8.737              9.243 21
                      12/31/2005              9.243              9.492 22
                      12/31/2006              9.492              10.529 28
                      12/31/2007              10.529              11.245 84
                      12/31/2008              11.245              6.446 78
                      12/31/2009              6.446              8.532 76
ALE 4  1.95%
                      12/31/2003              N/A              8.709 2
                      12/31/2004              8.709              9.199 7
                      12/31/2005              9.199              9.433 9
                      12/31/2006              9.433              10.448 9
                      12/31/2007              10.448              11.142 29
                      12/31/2008              11.142              6.377 25
                      12/31/2009              6.377              8.428 26

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 5  2.40%
                      12/31/2003              N/A              8.624 242
                      12/31/2004              8.624              9.069 567
                      12/31/2005              9.069              9.258 803
                      12/31/2006              9.258              10.208 978
                      12/31/2007              10.208              10.837 2774
                      12/31/2008              10.837              6.175 2575
                      12/31/2009              6.175              8.124 2571
ALO 1  1.70%
                      12/31/2001              N/A              10.521 21
                      12/31/2002              10.521              7.168 774
                      12/31/2003              7.168              8.756 891
                      12/31/2004              8.756              9.272 894
                      12/31/2005              9.272              9.532 894
                      12/31/2006              9.532              10.584 836
                      12/31/2007              10.584              11.315 1683
                      12/31/2008              11.315              6.493 1188
                      12/31/2009              6.493              8.602 1020
ALO 2  1.90%
                      12/31/2001              N/A              10.518 2
                      12/31/2002              10.518              7.151 115
                      12/31/2003              7.151              8.718 219
                      12/31/2004              8.718              9.214 207
                      12/31/2005              9.214              9.453 194
                      12/31/2006              9.453              10.475 211
                      12/31/2007              10.475              11.176 328
                      12/31/2008              11.176              6.400 262
                      12/31/2009              6.400              8.463 240
ALO 3  1.80%
                      12/31/2003              N/A              8.737 0
                      12/31/2004              8.737              9.243 5
                      12/31/2005              9.243              9.492 6
                      12/31/2006              9.492              10.529 7
                      12/31/2007              10.529              11.245 33
                      12/31/2008              11.245              6.446 31
                      12/31/2009              6.446              8.532 24
ALO 4  2.00%
                      12/31/2003              N/A              8.699 0
                      12/31/2004              8.699              9.185 4
                      12/31/2005              9.185              9.414 4
                      12/31/2006              9.414              10.421 4
                      12/31/2007              10.421              11.108 5
                      12/31/2008              11.108              6.355 4
                      12/31/2009              6.355              8.394 3
ALT 1  1.40%
                      12/31/2001              N/A              10.526 4
                      12/31/2002              10.526              7.193 119
                      12/31/2003              7.193              8.813 127
                      12/31/2004              8.813              9.361 111
                      12/31/2005              9.361              9.652 84
                      12/31/2006              9.652              10.749 85
                      12/31/2007              10.749              11.526 141
                      12/31/2008              11.526              6.634 119
                      12/31/2009              6.634              8.816 75

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

24

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 2  1.60%
                      12/31/2001              N/A              10.523 0
                      12/31/2002              10.523              7.176 1
                      12/31/2003              7.176              8.775 2
                      12/31/2004              8.775              9.302 3
                      12/31/2005              9.302              9.572 2
                      12/31/2006              9.572              10.638 2
                      12/31/2007              10.638              11.385 11
                      12/31/2008              11.385              6.539 10
                      12/31/2009              6.539              8.673 10
ALT 4  1.70%
                      12/31/2003              N/A              8.756 2
                      12/31/2004              8.756              9.272 9
                      12/31/2005              9.272              9.532 13
                      12/31/2006              9.532              10.584 18
                      12/31/2007              10.584              11.315 50
                      12/31/2008              11.315              6.493 37
                      12/31/2009              6.493              8.602 34
ALT 5  2.20%
                      12/31/2003              N/A              8.662 104
                      12/31/2004              8.662              9.127 266
                      12/31/2005              9.127              9.336 466
                      12/31/2006              9.336              10.314 745
                      12/31/2007              10.314              10.971 1943
                      12/31/2008              10.971              6.264 1813
                      12/31/2009              6.264              8.258 1662
AZL Eaton Vance Large Cap Value Fund
ALE 1  1.90%
                      12/31/2001              N/A              9.318 442
                      12/31/2002              9.318              7.325 4762
                      12/31/2003              7.325              9.382 7559
                      12/31/2004              9.382              10.781 7728
                      12/31/2005              10.781              10.993 7289
                      12/31/2006              10.993              12.487 6313
                      12/31/2007              12.487              11.979 5987
                      12/31/2008              11.979              7.500 4343
                      12/31/2009              7.500              9.312 3697
ALE 3  1.80%
                      12/31/2003              N/A              9.407 9
                      12/31/2004              9.407              10.820 62
                      12/31/2005              10.820              11.045 95
                      12/31/2006              11.045              12.558 94
                      12/31/2007              12.558              12.059 134
                      12/31/2008              12.059              7.558 123
                      12/31/2009              7.558              9.393 125
ALE 4  1.95%
                      12/31/2003              N/A              9.369 6
                      12/31/2004              9.369              10.761 37
                      12/31/2005              10.761              10.968 56
                      12/31/2006              10.968              12.452 58
                      12/31/2007              12.452              11.939 66
                      12/31/2008              11.939              7.472 62
                      12/31/2009              7.472              9.271 56

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 5  2.40%
                      12/31/2003              N/A              9.257 685
                      12/31/2004              9.257              10.584 2490
                      12/31/2005              10.584              10.739 3773
                      12/31/2006              10.739              12.138 4329
                      12/31/2007              12.138              11.586 5214
                      12/31/2008              11.586              7.218 4632
                      12/31/2009              7.218              8.916 4277
ALO 1  1.70%
                      12/31/2001              N/A              9.330 153
                      12/31/2002              9.330              7.350 2054
                      12/31/2003              7.350              9.432 3152
                      12/31/2004              9.432              10.860 3413
                      12/31/2005              10.860              11.096 3176
                      12/31/2006              11.096              12.630 2736
                      12/31/2007              12.630              12.140 2663
                      12/31/2008              12.140              7.616 1801
                      12/31/2009              7.616              9.475 1550
ALO 2  1.90%
                      12/31/2001              N/A              9.318 3
                      12/31/2002              9.318              7.325 321
                      12/31/2003              7.325              9.382 544
                      12/31/2004              9.382              10.781 609
                      12/31/2005              10.781              10.993 547
                      12/31/2006              10.993              12.487 518
                      12/31/2007              12.487              11.979 560
                      12/31/2008              11.979              7.500 377
                      12/31/2009              7.500              9.312 315
ALO 3  1.80%
                      12/31/2003              N/A              9.407 1
                      12/31/2004              9.407              10.820 4
                      12/31/2005              10.820              11.045 8
                      12/31/2006              11.045              12.558 8
                      12/31/2007              12.558              12.059 14
                      12/31/2008              12.059              7.558 13
                      12/31/2009              7.558              9.393 12
ALO 4  2.00%
                      12/31/2003              N/A              9.357 0
                      12/31/2004              9.357              10.741 11
                      12/31/2005              10.741              10.942 17
                      12/31/2006              10.942              12.417 17
                      12/31/2007              12.417              11.899 18
                      12/31/2008              11.899              7.443 12
                      12/31/2009              7.443              9.231 12
ALT 1  1.40%
                      12/31/2001              N/A              9.349 37
                      12/31/2002              9.349              7.387 312
                      12/31/2003              7.387              9.508 347
                      12/31/2004              9.508              10.980 372
                      12/31/2005              10.980              11.253 341
                      12/31/2006              11.253              12.846 243
                      12/31/2007              12.846              12.386 268
                      12/31/2008              12.386              7.794 209
                      12/31/2009              7.794              9.724 144

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

25

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 2  1.60%
                      12/31/2001              N/A              9.336 10
                      12/31/2002              9.336              7.362 33
                      12/31/2003              7.362              9.457 38
                      12/31/2004              9.457              10.900 39
                      12/31/2005              10.900              11.148 36
                      12/31/2006              11.148              12.701 32
                      12/31/2007              12.701              12.221 23
                      12/31/2008              12.221              7.675 15
                      12/31/2009              7.675              9.557 15
ALT 4  1.70%
                      12/31/2003              N/A              9.432 34
                      12/31/2004              9.432              10.860 86
                      12/31/2005              10.860              11.096 128
                      12/31/2006              11.096              12.630 125
                      12/31/2007              12.630              12.140 132
                      12/31/2008              12.140              7.616 110
                      12/31/2009              7.616              9.475 94
ALT 5  2.20%
                      12/31/2003              N/A              9.307 321
                      12/31/2004              9.307              10.662 1723
                      12/31/2005              10.662              10.840 2768
                      12/31/2006              10.840              12.277 2969
                      12/31/2007              12.277              11.742 3733
                      12/31/2008              11.742              7.330 3308
                      12/31/2009              7.330              9.072 3117
AZL Franklin Small Cap Value Fund
ALE 1  1.90%
                      12/31/2003              N/A              12.675 194
                      12/31/2004              12.675              15.308 433
                      12/31/2005              15.308              16.077 547
                      12/31/2006              16.077              18.207 712
                      12/31/2007              18.207              17.081 568
                      12/31/2008              17.081              11.106 473
                      12/31/2009              11.106              14.233 428
ALE 3  1.80%
                      12/31/2003              N/A              12.684 9
                      12/31/2004              12.684              15.334 25
                      12/31/2005              15.334              16.120 61
                      12/31/2006              16.120              18.274 83
                      12/31/2007              18.274              17.161 78
                      12/31/2008              17.161              11.169 59
                      12/31/2009              11.169              14.329 50
ALE 4  1.95%
                      12/31/2003              N/A              12.671 3
                      12/31/2004              12.671              15.295 10
                      12/31/2005              15.295              16.056 23
                      12/31/2006              16.056              18.173 25
                      12/31/2007              18.173              17.042 24
                      12/31/2008              17.042              11.075 21
                      12/31/2009              11.075              14.186 19

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 5  2.40%
                      12/31/2003              N/A              12.633 136
                      12/31/2004              12.633              15.180 827
                      12/31/2005              15.180              15.864 1500
                      12/31/2006              15.864              17.876 1883
                      12/31/2007              17.876              16.687 1901
                      12/31/2008              16.687              10.795 1742
                      12/31/2009              10.795              13.766 1835
ALO 1  1.70%
                      12/31/2003              N/A              12.692 87
                      12/31/2004              12.692              15.359 220
                      12/31/2005              15.359              16.163 285
                      12/31/2006              16.163              18.341 384
                      12/31/2007              18.341              17.242 311
                      12/31/2008              17.242              11.233 233
                      12/31/2009              11.233              14.425 204
ALO 2  1.90%
                      12/31/2003              N/A              12.675 13
                      12/31/2004              12.675              15.308 30
                      12/31/2005              15.308              16.077 32
                      12/31/2006              16.077              18.207 49
                      12/31/2007              18.207              17.081 49
                      12/31/2008              17.081              11.106 46
                      12/31/2009              11.106              14.233 47
ALO 3  1.80%
                      12/31/2003              N/A              12.684 0
                      12/31/2004              12.684              15.334 2
                      12/31/2005              15.334              16.120 4
                      12/31/2006              16.120              18.274 6
                      12/31/2007              18.274              17.161 11
                      12/31/2008              17.161              11.169 12
                      12/31/2009              11.169              14.329 9
ALO 4  2.00%
                      12/31/2003              N/A              12.667 0
                      12/31/2004              12.667              15.282 0
                      12/31/2005              15.282              16.034 0
                      12/31/2006              16.034              18.140 0
                      12/31/2007              18.140              17.002 0
                      12/31/2008              17.002              11.043 0
                      12/31/2009              11.043              14.138 1
ALT 1  1.40%
                      12/31/2003              N/A              12.718 6
                      12/31/2004              12.718              15.437 34
                      12/31/2005              15.437              16.293 54
                      12/31/2006              16.293              18.544 40
                      12/31/2007              18.544              17.485 22
                      12/31/2008              17.485              11.426 15
                      12/31/2009              11.426              14.716 14
ALT 2  1.60%
                      12/31/2003              N/A              12.701 0
                      12/31/2004              12.701              15.385 0
                      12/31/2005              15.385              16.206 0
                      12/31/2006              16.206              18.408 1
                      12/31/2007              18.408              17.323 1
                      12/31/2008              17.323              11.297 1
                      12/31/2009              11.297              14.521 1

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

26

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              12.692 4
                      12/31/2004              12.692              15.359 20
                      12/31/2005              15.359              16.163 46
                      12/31/2006              16.163              18.341 47
                      12/31/2007              18.341              17.242 35
                      12/31/2008              17.242              11.233 23
                      12/31/2009              11.233              14.425 26
ALT 5  2.20%
                      12/31/2003              N/A              12.650 100
                      12/31/2004              12.650              15.231 682
                      12/31/2005              15.231              15.949 1468
                      12/31/2006              15.949              18.007 1910
                      12/31/2007              18.007              16.844 2026
                      12/31/2008              16.844              10.919 1874
                      12/31/2009              10.919              13.951 1850
AZL Franklin Templeton Founding Strategy Plus Fund
ALE 1  1.90%
                      12/31/2009              N/A              10.208 5
ALE 3  1.80%
                      12/31/2009              N/A              10.210 1
ALE 4  1.95%
                      12/31/2009              N/A              10.207 0
ALE 5  2.40%
                      12/31/2009              N/A              10.198 8
ALO 1  1.70%
                      12/31/2009              N/A              10.212 4
ALO 2  1.90%
                      12/31/2009              N/A              10.208 0
ALO 3  1.80%
                      12/31/2009              N/A              10.210 0
ALO 4  2.00%
                      12/31/2009              N/A              10.206 0
ALT 1  1.40%
                      12/31/2009              N/A              10.218 0
ALT 2  1.60%
                      12/31/2009              N/A              10.214 0
ALT 4  1.70%
                      12/31/2009              N/A              10.212 0
ALT 5  2.20%
                      12/31/2009              N/A              10.202 15
AZL Fusion Balanced Fund
ALE 1  1.90%
                      12/31/2005              N/A              10.594 203
                      12/31/2006              10.594              11.381 1207
                      12/31/2007              11.381              11.960 957
                      12/31/2008              11.960              8.514 967
                      12/31/2009              8.514              10.586 1220
ALE 3  1.80%
                      12/31/2005              N/A              10.601 38
                      12/31/2006              10.601              11.400 83
                      12/31/2007              11.400              11.992 147
                      12/31/2008              11.992              8.546 120
                      12/31/2009              8.546              10.635 116

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 4  1.95%
                      12/31/2005              N/A              10.590 3
                      12/31/2006              10.590              11.372 19
                      12/31/2007              11.372              11.944 27
                      12/31/2008              11.944              8.499 21
                      12/31/2009              8.499              10.561 22
ALE 5  2.40%
                      12/31/2005              N/A              10.559 695
                      12/31/2006              10.559              11.287 1460
                      12/31/2007              11.287              11.802 1878
                      12/31/2008              11.802              8.359 2256
                      12/31/2009              8.359              10.341 2615
ALO 1  1.70%
                      12/31/2005              N/A              10.608 66
                      12/31/2006              10.608              11.419 264
                      12/31/2007              11.419              12.025 276
                      12/31/2008              12.025              8.577 491
                      12/31/2009              8.577              10.685 577
ALO 2  1.90%
                      12/31/2005              N/A              10.594 33
                      12/31/2006              10.594              11.381 65
                      12/31/2007              11.381              11.960 89
                      12/31/2008              11.960              8.514 78
                      12/31/2009              8.514              10.586 86
ALO 3  1.80%
                      12/31/2005              N/A              10.601 3
                      12/31/2006              10.601              11.400 4
                      12/31/2007              11.400              11.992 25
                      12/31/2008              11.992              8.546 10
                      12/31/2009              8.546              10.635 9
ALO 4  2.00%
                      12/31/2005              N/A              10.587 0
                      12/31/2006              10.587              11.362 0
                      12/31/2007              11.362              11.929 0
                      12/31/2008              11.929              8.483 0
                      12/31/2009              8.483              10.536 0
ALT 1  1.40%
                      12/31/2005              N/A              10.630 37
                      12/31/2006              10.630              11.477 56
                      12/31/2007              11.477              12.121 94
                      12/31/2008              12.121              8.672 76
                      12/31/2009              8.672              10.836 71
ALT 2  1.60%
                      12/31/2005              N/A              10.615 0
                      12/31/2006              10.615              11.439 0
                      12/31/2007              11.439              12.057 0
                      12/31/2008              12.057              8.609 0
                      12/31/2009              8.609              10.735 0
ALT 4  1.70%
                      12/31/2005              N/A              10.608 210
                      12/31/2006              10.608              11.419 255
                      12/31/2007              11.419              12.025 266
                      12/31/2008              12.025              8.577 113
                      12/31/2009              8.577              10.685 110

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

27

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 5  2.20%
                      12/31/2005              N/A              10.573 681
                      12/31/2006              10.573              11.325 1766
                      12/31/2007              11.325              11.865 2214
                      12/31/2008              11.865              8.421 3338
                      12/31/2009              8.421              10.438 3678
AZL Fusion Conserviative Fund
ALE 1  1.90%
                      12/31/2009              N/A              10.144 2
ALE 3  1.80%
                      12/31/2009              N/A              10.146 0
ALE 4  1.95%
                      12/31/2009              N/A              10.143 0
ALE 5  2.40%
                      12/31/2009              N/A              10.134 5
ALO 1  1.70%
                      12/31/2009              N/A              10.148 0
ALO 2  1.90%
                      12/31/2009              N/A              10.144 2
ALO 3  1.80%
                      12/31/2009              N/A              10.146 0
ALO 4  2.00%
                      12/31/2009              N/A              10.142 0
ALT 1  1.40%
                      12/31/2009              N/A              10.154 0
ALT 2  1.60%
                      12/31/2009              N/A              10.150 0
ALT 4  1.70%
                      12/31/2009              N/A              10.148 1
ALT 5  2.20%
                      12/31/2009              N/A              10.138 71
AZL Fusion Growth Fund
ALE 1  1.90%
                      12/31/2005              N/A              11.068 1403
                      12/31/2006              11.068              12.186 3531
                      12/31/2007              12.186              12.643 2445
                      12/31/2008              12.643              7.574 2495
                      12/31/2009              7.574              9.825 2756
ALE 3  1.80%
                      12/31/2005              N/A              11.075 54
                      12/31/2006              11.075              12.206 111
                      12/31/2007              12.206              12.677 150
                      12/31/2008              12.677              7.602 142
                      12/31/2009              7.602              9.871 138
ALE 4  1.95%
                      12/31/2005              N/A              11.064 31
                      12/31/2006              11.064              12.175 113
                      12/31/2007              12.175              12.626 110
                      12/31/2008              12.626              7.560 81
                      12/31/2009              7.560              9.802 67
ALE 5  2.40%
                      12/31/2005              N/A              11.031 2761
                      12/31/2006              11.031              12.084 6732
                      12/31/2007              12.084              12.475 8534
                      12/31/2008              12.475              7.436 8635
                      12/31/2009              7.436              9.597 8407

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2005              N/A              11.083 579
                      12/31/2006              11.083              12.226 1043
                      12/31/2007              12.226              12.711 1001
                      12/31/2008              12.711              7.630 706
                      12/31/2009              7.630              9.917 686
ALO 2  1.90%
                      12/31/2005              N/A              11.068 178
                      12/31/2006              11.068              12.186 321
                      12/31/2007              12.186              12.643 310
                      12/31/2008              12.643              7.574 264
                      12/31/2009              7.574              9.825 287
ALO 3  1.80%
                      12/31/2005              N/A              11.075 5
                      12/31/2006              11.075              12.206 31
                      12/31/2007              12.206              12.677 57
                      12/31/2008              12.677              7.602 59
                      12/31/2009              7.602              9.871 58
ALO 4  2.00%
                      12/31/2005              N/A              11.061 10
                      12/31/2006              11.061              12.165 1
                      12/31/2007              12.165              12.609 1
                      12/31/2008              12.609              7.547 29
                      12/31/2009              7.547              9.779 29
ALT 1  1.40%
                      12/31/2005              N/A              11.105 12
                      12/31/2006              11.105              12.288 89
                      12/31/2007              12.288              12.813 82
                      12/31/2008              12.813              7.715 53
                      12/31/2009              7.715              10.057 37
ALT 2  1.60%
                      12/31/2005              N/A              11.090 1
                      12/31/2006              11.090              12.247 0
                      12/31/2007              12.247              12.745 0
                      12/31/2008              12.745              7.658 0
                      12/31/2009              7.658              9.963 0
ALT 4  1.70%
                      12/31/2005              N/A              11.083 55
                      12/31/2006              11.083              12.226 111
                      12/31/2007              12.226              12.711 147
                      12/31/2008              12.711              7.630 83
                      12/31/2009              7.630              9.917 104
ALT 5  2.20%
                      12/31/2005              N/A              11.046 3155
                      12/31/2006              11.046              12.125 9735
                      12/31/2007              12.125              12.542 13044
                      12/31/2008              12.542              7.491 11872
                      12/31/2009              7.491              9.688 11662
AZL Fusion Moderate Fund
ALE 1  1.90%
                      12/31/2005              N/A              10.772 1370
                      12/31/2006              10.772              11.702 2008
                      12/31/2007              11.702              12.231 1890
                      12/31/2008              12.231              8.070 2067
                      12/31/2009              8.070              10.247 1946

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

28

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 3  1.80%
                      12/31/2005              N/A              10.779 37
                      12/31/2006              10.779              11.721 90
                      12/31/2007              11.721              12.264 119
                      12/31/2008              12.264              8.099 112
                      12/31/2009              8.099              10.295 106
ALE 4  1.95%
                      12/31/2005              N/A              10.768 17
                      12/31/2006              10.768              11.692 61
                      12/31/2007              11.692              12.215 47
                      12/31/2008              12.215              8.055 47
                      12/31/2009              8.055              10.223 41
ALE 5  2.40%
                      12/31/2005              N/A              10.736 2465
                      12/31/2006              10.736              11.604 4727
                      12/31/2007              11.604              12.069 5581
                      12/31/2008              12.069              7.923 5359
                      12/31/2009              7.923              10.011 5641
ALO 1  1.70%
                      12/31/2005              N/A              10.786 316
                      12/31/2006              10.786              11.741 529
                      12/31/2007              11.741              12.297 533
                      12/31/2008              12.297              8.129 330
                      12/31/2009              8.129              10.344 338
ALO 2  1.90%
                      12/31/2005              N/A              10.772 52
                      12/31/2006              10.772              11.702 149
                      12/31/2007              11.702              12.231 132
                      12/31/2008              12.231              8.070 92
                      12/31/2009              8.070              10.247 89
ALO 3  1.80%
                      12/31/2005              N/A              10.779 5
                      12/31/2006              10.779              11.721 26
                      12/31/2007              11.721              12.264 44
                      12/31/2008              12.264              8.099 128
                      12/31/2009              8.099              10.295 123
ALO 4  2.00%
                      12/31/2005              N/A              10.765 6
                      12/31/2006              10.765              11.682 12
                      12/31/2007              11.682              12.199 12
                      12/31/2008              12.199              8.040 12
                      12/31/2009              8.040              10.200 5
ALT 1  1.40%
                      12/31/2005              N/A              10.808 33
                      12/31/2006              10.808              11.800 74
                      12/31/2007              11.800              12.396 93
                      12/31/2008              12.396              8.219 54
                      12/31/2009              8.219              10.490 51
ALT 2  1.60%
                      12/31/2005              N/A              10.793 0
                      12/31/2006              10.793              11.760 0
                      12/31/2007              11.760              12.330 0
                      12/31/2008              12.330              8.159 0
                      12/31/2009              8.159              10.392 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2005              N/A              10.786 171
                      12/31/2006              10.786              11.741 217
                      12/31/2007              11.741              12.297 188
                      12/31/2008              12.297              8.129 131
                      12/31/2009              8.129              10.344 141
ALT 5  2.20%
                      12/31/2005              N/A              10.750 2618
                      12/31/2006              10.750              11.643 5316
                      12/31/2007              11.643              12.133 6671
                      12/31/2008              12.133              7.981 6983
                      12/31/2009              7.981              10.105 7164
AZL Growth Index Strategy Fund
ALE 1  1.90%
                      12/31/2009              N/A              10.057 127
ALE 3  1.80%
                      12/31/2009              N/A              10.059 8
ALE 4  1.95%
                      12/31/2009              N/A              10.056 0
ALE 5  2.40%
                      12/31/2009              N/A              10.047 317
ALO 1  1.70%
                      12/31/2009              N/A              10.061 43
ALO 2  1.90%
                      12/31/2009              N/A              10.057 4
ALO 3  1.80%
                      12/31/2009              N/A              10.059 7
ALO 4  2.00%
                      12/31/2009              N/A              10.055 0
ALT 1  1.40%
                      12/31/2009              N/A              10.067 0
ALT 2  1.60%
                      12/31/2009              N/A              10.063 0
ALT 4  1.70%
                      12/31/2009              N/A              10.061 0
ALT 5  2.20%
                      12/31/2009              N/A              10.051 520
AZL International Index Fund
ALE 1  1.90%
                      12/31/2009              N/A              9.751 101
ALE 3  1.80%
                      12/31/2009              N/A              9.753 4
ALE 4  1.95%
                      12/31/2009              N/A              9.750 1
ALE 5  2.40%
                      12/31/2009              N/A              9.742 228
ALO 1  1.70%
                      12/31/2009              N/A              9.755 31
ALO 2  1.90%
                      12/31/2009              N/A              9.751 8
ALO 3  1.80%
                      12/31/2009              N/A              9.753 0
ALO 4  2.00%
                      12/31/2009              N/A              9.749 0
ALT 1  1.40%
                      12/31/2009              N/A              9.761 14

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

29

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 2  1.60%
                      12/31/2009              N/A              9.757 0
ALT 4  1.70%
                      12/31/2009              N/A              9.755 3
ALT 5  2.20%
                      12/31/2009              N/A              9.746 192
AZL Invesco International Equity Fund
ALE 1  1.90%
                      12/31/2002              N/A              8.057 466
                      12/31/2003              8.057              10.051 764
                      12/31/2004              10.051              12.043 873
                      12/31/2005              12.043              13.750 1001
                      12/31/2006              13.750              17.141 1065
                      12/31/2007              17.141              19.276 1054
                      12/31/2008              19.276              11.062 795
                      12/31/2009              11.062              14.579 1077
ALE 3  1.80%
                      12/31/2003              N/A              10.067 4
                      12/31/2004              10.067              12.075 9
                      12/31/2005              12.075              13.801 12
                      12/31/2006              13.801              17.221 17
                      12/31/2007              17.221              19.385 27
                      12/31/2008              19.385              11.136 27
                      12/31/2009              11.136              14.692 43
ALE 4  1.95%
                      12/31/2003              N/A              10.042 0
                      12/31/2004              10.042              12.027 7
                      12/31/2005              12.027              13.725 8
                      12/31/2006              13.725              17.101 16
                      12/31/2007              17.101              19.221 14
                      12/31/2008              19.221              11.025 8
                      12/31/2009              11.025              14.524 13
ALE 5  2.40%
                      12/31/2003              N/A              9.967 67
                      12/31/2004              9.967              11.883 298
                      12/31/2005              11.883              13.500 880
                      12/31/2006              13.500              16.745 1472
                      12/31/2007              16.745              18.736 1932
                      12/31/2008              18.736              10.699 1628
                      12/31/2009              10.699              14.030 2815
ALO 1  1.70%
                      12/31/2002              N/A              8.067 209
                      12/31/2003              8.067              10.084 361
                      12/31/2004              10.084              12.107 470
                      12/31/2005              12.107              13.852 532
                      12/31/2006              13.852              17.302 527
                      12/31/2007              17.302              19.496 484
                      12/31/2008              19.496              11.211 333
                      12/31/2009              11.211              14.805 492
ALO 2  1.90%
                      12/31/2002              N/A              8.057 25
                      12/31/2003              8.057              10.051 54
                      12/31/2004              10.051              12.043 57
                      12/31/2005              12.043              13.750 76
                      12/31/2006              13.750              17.141 73
                      12/31/2007              17.141              19.276 88
                      12/31/2008              19.276              11.062 73
                      12/31/2009              11.062              14.579 112

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 3  1.80%
                      12/31/2003              N/A              10.067 0
                      12/31/2004              10.067              12.075 1
                      12/31/2005              12.075              13.801 3
                      12/31/2006              13.801              17.221 3
                      12/31/2007              17.221              19.385 4
                      12/31/2008              19.385              11.136 3
                      12/31/2009              11.136              14.692 13
ALO 4  2.00%
                      12/31/2003              N/A              10.034 0
                      12/31/2004              10.034              12.011 0
                      12/31/2005              12.011              13.700 0
                      12/31/2006              13.700              17.061 0
                      12/31/2007              17.061              19.167 0
                      12/31/2008              19.167              10.988 0
                      12/31/2009              10.988              14.468 1
ALT 1  1.40%
                      12/31/2002              N/A              8.084 96
                      12/31/2003              8.084              10.135 37
                      12/31/2004              10.135              12.205 32
                      12/31/2005              12.205              14.005 44
                      12/31/2006              14.005              17.546 42
                      12/31/2007              17.546              19.830 44
                      12/31/2008              19.830              11.438 21
                      12/31/2009              11.438              15.150 44
ALT 2  1.60%
                      12/31/2002              N/A              8.073 0
                      12/31/2003              8.073              10.101 0
                      12/31/2004              10.101              12.140 1
                      12/31/2005              12.140              13.903 1
                      12/31/2006              13.903              17.383 1
                      12/31/2007              17.383              19.607 1
                      12/31/2008              19.607              11.286 1
                      12/31/2009              11.286              14.919 3
ALT 4  1.70%
                      12/31/2003              N/A              10.084 4
                      12/31/2004              10.084              12.107 19
                      12/31/2005              12.107              13.852 28
                      12/31/2006              13.852              17.302 36
                      12/31/2007              17.302              19.496 30
                      12/31/2008              19.496              11.211 21
                      12/31/2009              11.211              14.805 26
ALT 5  2.20%
                      12/31/2003              N/A              10.000 64
                      12/31/2004              10.000              11.947 326
                      12/31/2005              11.947              13.600 683
                      12/31/2006              13.600              16.903 967
                      12/31/2007              16.903              18.950 1372
                      12/31/2008              18.950              10.843 1238
                      12/31/2009              10.843              14.247 2377
AZL JPMorgan U.S. Equity Fund
ALE 1  1.90%
                      12/31/2004              N/A              10.723 86
                      12/31/2005              10.723              11.095 87
                      12/31/2006              11.095              12.475 182
                      12/31/2007              12.475              12.704 156
                      12/31/2008              12.704              7.643 134
                      12/31/2009              7.643              10.027 461

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

30

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 3  1.80%
                      12/31/2004              N/A              10.730 12
                      12/31/2005              10.730              11.113 16
                      12/31/2006              11.113              12.509 25
                      12/31/2007              12.509              12.751 30
                      12/31/2008              12.751              7.679 27
                      12/31/2009              7.679              10.085 52
ALE 4  1.95%
                      12/31/2004              N/A              10.719 12
                      12/31/2005              10.719              11.086 13
                      12/31/2006              11.086              12.459 13
                      12/31/2007              12.459              12.681 9
                      12/31/2008              12.681              7.625 8
                      12/31/2009              7.625              9.999 10
ALE 5  2.40%
                      12/31/2004              N/A              10.687 763
                      12/31/2005              10.687              11.003 1183
                      12/31/2006              11.003              12.310 1429
                      12/31/2007              12.310              12.473 1716
                      12/31/2008              12.473              7.467 1375
                      12/31/2009              7.467              9.747 2210
ALO 1  1.70%
                      12/31/2004              N/A              10.737 47
                      12/31/2005              10.737              11.132 37
                      12/31/2006              11.132              12.542 55
                      12/31/2007              12.542              12.798 48
                      12/31/2008              12.798              7.715 37
                      12/31/2009              7.715              10.142 193
ALO 2  1.90%
                      12/31/2004              N/A              10.723 2
                      12/31/2005              10.723              11.095 6
                      12/31/2006              11.095              12.475 16
                      12/31/2007              12.475              12.704 62
                      12/31/2008              12.704              7.643 20
                      12/31/2009              7.643              10.027 41
ALO 3  1.80%
                      12/31/2004              N/A              10.730 3
                      12/31/2005              10.730              11.113 6
                      12/31/2006              11.113              12.509 12
                      12/31/2007              12.509              12.751 12
                      12/31/2008              12.751              7.679 13
                      12/31/2009              7.679              10.085 12
ALO 4  2.00%
                      12/31/2004              N/A              10.715 2
                      12/31/2005              10.715              11.076 2
                      12/31/2006              11.076              12.442 2
                      12/31/2007              12.442              12.657 2
                      12/31/2008              12.657              7.607 1
                      12/31/2009              7.607              9.971 1
ALT 1  1.40%
                      12/31/2004              N/A              10.759 3
                      12/31/2005              10.759              11.188 4
                      12/31/2006              11.188              12.643 3
                      12/31/2007              12.643              12.939 5
                      12/31/2008              12.939              7.824 1
                      12/31/2009              7.824              10.316 18

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 2  1.60%
                      12/31/2004              N/A              10.744 0
                      12/31/2005              10.744              11.151 0
                      12/31/2006              11.151              12.576 0
                      12/31/2007              12.576              12.845 0
                      12/31/2008              12.845              7.751 0
                      12/31/2009              7.751              10.200 1
ALT 4  1.70%
                      12/31/2004              N/A              10.737 30
                      12/31/2005              10.737              11.132 51
                      12/31/2006              11.132              12.542 52
                      12/31/2007              12.542              12.798 52
                      12/31/2008              12.798              7.715 47
                      12/31/2009              7.715              10.142 51
ALT 5  2.20%
                      12/31/2004              N/A              10.701 565
                      12/31/2005              10.701              11.040 862
                      12/31/2006              11.040              12.376 1067
                      12/31/2007              12.376              12.565 1230
                      12/31/2008              12.565              7.537 1169
                      12/31/2009              7.537              9.858 2275
AZL MFS Investors Trust Fund
ALE 1  1.90%
                      12/31/2005              N/A              12.205 423
                      12/31/2006              12.205              13.507 676
                      12/31/2007              13.507              14.674 604
                      12/31/2008              14.674              8.622 1213
                      12/31/2009              8.622              12.843 1113
ALE 3  1.80%
                      12/31/2006              12.213              13.529 28
                      12/31/2007              13.529              14.713 40
                      12/31/2008              14.713              8.654 56
                      12/31/2009              8.654              12.903 32
ALE 4  1.95%
                      12/31/2005              N/A              12.201 1
                      12/31/2006              12.201              13.496 9
                      12/31/2007              13.496              14.654 11
                      12/31/2008              14.654              8.607 22
                      12/31/2009              8.607              12.813 24
ALE 5  2.40%
                      12/31/2005              N/A              12.164 544
                      12/31/2006              12.164              13.395 1172
                      12/31/2007              13.395              14.479 1624
                      12/31/2008              14.479              8.465 2608
                      12/31/2009              8.465              12.546 2657
ALO 1  1.70%
                      12/31/2005              N/A              12.221 251
                      12/31/2006              12.221              13.552 334
                      12/31/2007              13.552              14.752 296
                      12/31/2008              14.752              8.686 584
                      12/31/2009              8.686              12.964 615
ALO 2  1.90%
                      12/31/2005              N/A              12.205 30
                      12/31/2006              12.205              13.507 63
                      12/31/2007              13.507              14.674 78
                      12/31/2008              14.674              8.622 136
                      12/31/2009              8.622              12.843 102

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

31

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 3  1.80%
                      12/31/2005              N/A              12.213 1
                      12/31/2006              12.213              13.529 1
                      12/31/2007              13.529              14.713 8
                      12/31/2008              14.713              8.654 12
                      12/31/2009              8.654              12.903 11
ALO 4  2.00%
                      12/31/2005              N/A              12.197 1
                      12/31/2006              12.197              13.484 4
                      12/31/2007              13.484              14.634 4
                      12/31/2008              14.634              8.591 5
                      12/31/2009              8.591              12.783 4
ALT 1  1.40%
                      12/31/2005              N/A              12.246 24
                      12/31/2006              12.246              13.620 43
                      12/31/2007              13.620              14.871 31
                      12/31/2008              14.871              8.782 43
                      12/31/2009              8.782              13.147 49
ALT 2  1.60%
                      12/31/2005              N/A              12.229 0
                      12/31/2006              12.229              13.575 0
                      12/31/2007              13.575              14.792 0
                      12/31/2008              14.792              8.718 1
                      12/31/2009              8.718              13.024 1
ALT 4  1.70%
                      12/31/2005              N/A              12.221 5
                      12/31/2006              12.221              13.552 14
                      12/31/2007              13.552              14.752 12
                      12/31/2008              14.752              8.686 27
                      12/31/2009              8.686              12.964 26
ALT 5  2.20%
                      12/31/2005              N/A              12.180 479
                      12/31/2006              12.180              13.439 1085
                      12/31/2007              13.439              14.556 1314
                      12/31/2008              14.556              8.528 2118
                      12/31/2009              8.528              12.664 2400
AZL Money Market Fund
ALE 1  1.90%
                      12/31/2000              N/A              10.342 11
                      12/31/2001              10.342              10.479 375
                      12/31/2002              10.479              10.368 3068
                      12/31/2003              10.368              10.208 2432
                      12/31/2004              10.208              10.083 1767
                      12/31/2005              10.083              10.148 1965
                      12/31/2006              10.148              10.400 2388
                      12/31/2007              10.400              10.693 3449
                      12/31/2008              10.693              10.748 3764
                      12/31/2009              10.748              10.568 2460
ALE 3  1.80%
                      12/31/2003              N/A              10.248 18
                      12/31/2004              10.248              10.133 31
                      12/31/2005              10.133              10.208 46
                      12/31/2006              10.208              10.472 117
                      12/31/2007              10.472              10.778 154
                      12/31/2008              10.778              10.844 209
                      12/31/2009              10.844              10.674 184

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 4  1.95%
                      12/31/2003              N/A              10.188 3
                      12/31/2004              10.188              10.058 30
                      12/31/2005              10.058              10.118 31
                      12/31/2006              10.118              10.364 49
                      12/31/2007              10.364              10.651 101
                      12/31/2008              10.651              10.700 162
                      12/31/2009              10.700              10.516 111
ALE 5  2.40%
                      12/31/2003              N/A              10.010 658
                      12/31/2004              10.010              9.838 1205
                      12/31/2005              9.838              9.852 1915
                      12/31/2006              9.852              10.046 2245
                      12/31/2007              10.046              10.278 3231
                      12/31/2008              10.278              10.279 5580
                      12/31/2009              10.279              10.057 4400
ALO 1  1.70%
                      12/31/2000              N/A              10.361 57
                      12/31/2001              10.361              10.519 386
                      12/31/2002              10.519              10.429 1929
                      12/31/2003              10.429              10.288 1943
                      12/31/2004              10.288              10.183 1045
                      12/31/2005              10.183              10.269 1087
                      12/31/2006              10.269              10.545 1359
                      12/31/2007              10.545              10.864 1816
                      12/31/2008              10.864              10.941 2202
                      12/31/2009              10.941              10.780 1495
ALO 2  1.90%
                      12/31/2001              N/A              10.479 3
                      12/31/2002              10.479              10.368 320
                      12/31/2003              10.368              10.208 296
                      12/31/2004              10.208              10.083 178
                      12/31/2005              10.083              10.148 195
                      12/31/2006              10.148              10.400 279
                      12/31/2007              10.400              10.693 285
                      12/31/2008              10.693              10.748 443
                      12/31/2009              10.748              10.568 360
ALO 3  1.80%
                      12/31/2003              N/A              10.248 6
                      12/31/2004              10.248              10.133 6
                      12/31/2005              10.133              10.208 2
                      12/31/2006              10.208              10.472 87
                      12/31/2007              10.472              10.778 5
                      12/31/2008              10.778              10.844 23
                      12/31/2009              10.844              10.674 25
ALO 4  2.00%
                      12/31/2003              N/A              10.168 0
                      12/31/2004              10.168              10.033 10
                      12/31/2005              10.033              10.088 1
                      12/31/2006              10.088              10.328 0
                      12/31/2007              10.328              10.609 0
                      12/31/2008              10.609              10.652 8
                      12/31/2009              10.652              10.464 1

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

32

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 1  1.40%
                      12/31/2000              N/A              10.389 93
                      12/31/2001              10.389              10.580 299
                      12/31/2002              10.580              10.521 714
                      12/31/2003              10.521              10.410 541
                      12/31/2004              10.410              10.334 396
                      12/31/2005              10.334              10.453 378
                      12/31/2006              10.453              10.766 471
                      12/31/2007              10.766              11.125 396
                      12/31/2008              11.125              11.238 436
                      12/31/2009              11.238              11.106 166
ALT 2  1.60%
                      12/31/2001              N/A              10.539 0
                      12/31/2002              10.539              10.459 9
                      12/31/2003              10.459              10.329 11
                      12/31/2004              10.329              10.233 3
                      12/31/2005              10.233              10.330 23
                      12/31/2006              10.330              10.618 2
                      12/31/2007              10.618              10.950 0
                      12/31/2008              10.950              11.039 0
                      12/31/2009              11.039              10.888 0
ALT 4  1.70%
                      12/31/2003              N/A              10.288 19
                      12/31/2004              10.288              10.183 90
                      12/31/2005              10.183              10.269 165
                      12/31/2006              10.269              10.545 166
                      12/31/2007              10.545              10.864 170
                      12/31/2008              10.864              10.941 382
                      12/31/2009              10.941              10.780 199
ALT 5  2.20%
                      12/31/2003              N/A              10.089 369
                      12/31/2004              10.089              9.935 861
                      12/31/2005              9.935              9.969 1505
                      12/31/2006              9.969              10.186 1870
                      12/31/2007              10.186              10.442 2802
                      12/31/2008              10.442              10.464 5845
                      12/31/2009              10.464              10.258 5012
AZL OCC Growth Fund
ALE 1  1.90%
                      12/31/2009              N/A              10.367 1
ALE 3  1.80%
                      12/31/2009              N/A              10.369 0
ALE 4  1.95%
                      12/31/2009              N/A              10.366 0
ALE 5  2.40%
                      12/31/2009              N/A              10.357 3
ALO 1  1.70%
                      12/31/2009              N/A              10.371 0
ALO 2  1.90%
                      12/31/2009              N/A              10.367 0
ALO 3  1.80%
                      12/31/2009              N/A              10.369 0
ALO 4  2.00%
                      12/31/2009              N/A              10.365 0
ALT 1  1.40%
                      12/31/2009              N/A              10.377 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 2  1.60%
                      12/31/2009              N/A              10.373 0
ALT 4  1.70%
                      12/31/2009              N/A              10.371 0
ALT 5  2.20%
                      12/31/2009              N/A              10.361 0
AZL OCC Opportunity Fund
ALE 1  1.90%
                      12/31/2002              N/A              7.987 601
                      12/31/2003              7.987              12.699 1239
                      12/31/2004              12.699              13.426 1409
                      12/31/2005              13.426              13.843 1233
                      12/31/2006              13.843              15.170 1064
                      12/31/2007              15.170              16.205 767
                      12/31/2008              16.205              8.402 623
                      12/31/2009              8.402              13.034 609
ALE 3  1.80%
                      12/31/2003              N/A              12.720 3
                      12/31/2004              12.720              13.462 17
                      12/31/2005              13.462              13.894 19
                      12/31/2006              13.894              15.241 22
                      12/31/2007              15.241              16.298 21
                      12/31/2008              16.298              8.459 23
                      12/31/2009              8.459              13.135 21
ALE 4  1.95%
                      12/31/2003              N/A              12.688 3
                      12/31/2004              12.688              13.408 11
                      12/31/2005              13.408              13.818 13
                      12/31/2006              13.818              15.134 7
                      12/31/2007              15.134              16.159 6
                      12/31/2008              16.159              8.374 4
                      12/31/2009              8.374              12.985 5
ALE 5  2.40%
                      12/31/2003              N/A              12.593 220
                      12/31/2004              12.593              13.248 1094
                      12/31/2005              13.248              13.592 1209
                      12/31/2006              13.592              14.820 1473
                      12/31/2007              14.820              15.752 1659
                      12/31/2008              15.752              8.126 1403
                      12/31/2009              8.126              12.544 1753
ALO 1  1.70%
                      12/31/2002              N/A              7.998 193
                      12/31/2003              7.998              12.741 494
                      12/31/2004              12.741              13.498 450
                      12/31/2005              13.498              13.945 336
                      12/31/2006              13.945              15.312 272
                      12/31/2007              15.312              16.390 269
                      12/31/2008              16.390              8.515 210
                      12/31/2009              8.515              13.236 266
ALO 2  1.90%
                      12/31/2002              N/A              7.987 41
                      12/31/2003              7.987              12.699 101
                      12/31/2004              12.699              13.426 115
                      12/31/2005              13.426              13.843 103
                      12/31/2006              13.843              15.170 85
                      12/31/2007              15.170              16.205 90
                      12/31/2008              16.205              8.402 57
                      12/31/2009              8.402              13.034 62

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

33

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 3  1.80%
                      12/31/2003              N/A              12.720 4
                      12/31/2004              12.720              13.462 8
                      12/31/2005              13.462              13.894 9
                      12/31/2006              13.894              15.241 12
                      12/31/2007              15.241              16.298 11
                      12/31/2008              16.298              8.459 11
                      12/31/2009              8.459              13.135 12
ALO 4  2.00%
                      12/31/2003              N/A              12.677 0
                      12/31/2004              12.677              13.391 3
                      12/31/2005              13.391              13.793 3
                      12/31/2006              13.793              15.099 3
                      12/31/2007              15.099              16.114 3
                      12/31/2008              16.114              8.346 2
                      12/31/2009              8.346              12.935 2
ALT 1  1.40%
                      12/31/2002              N/A              8.014 21
                      12/31/2003              8.014              12.805 47
                      12/31/2004              12.805              13.607 45
                      12/31/2005              13.607              14.100 30
                      12/31/2006              14.100              15.528 34
                      12/31/2007              15.528              16.672 24
                      12/31/2008              16.672              8.688 17
                      12/31/2009              8.688              13.545 27
ALT 2  1.60%
                      12/31/2002              N/A              8.004 3
                      12/31/2003              8.004              12.762 6
                      12/31/2004              12.762              13.535 4
                      12/31/2005              13.535              13.997 2
                      12/31/2006              13.997              15.384 2
                      12/31/2007              15.384              16.484 2
                      12/31/2008              16.484              8.572 2
                      12/31/2009              8.572              13.338 2
ALT 4  1.70%
                      12/31/2003              N/A              12.741 9
                      12/31/2004              12.741              13.498 18
                      12/31/2005              13.498              13.945 22
                      12/31/2006              13.945              15.312 31
                      12/31/2007              15.312              16.390 35
                      12/31/2008              16.390              8.515 29
                      12/31/2009              8.515              13.236 29
ALT 5  2.20%
                      12/31/2003              N/A              12.635 123
                      12/31/2004              12.635              13.319 597
                      12/31/2005              13.319              13.692 718
                      12/31/2006              13.692              14.959 839
                      12/31/2007              14.959              15.932 900
                      12/31/2008              15.932              8.236 911
                      12/31/2009              8.236              12.738 1094
AZL S&P 500 Index Fund
ALE 1  1.90%
                      12/31/2007              N/A              9.849 212
                      12/31/2008              9.849              6.028 3789
                      12/31/2009              6.028              7.414 3827

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 3  1.80%
                      12/31/2007              N/A              9.855 5
                      12/31/2008              9.855              6.038 58
                      12/31/2009              6.038              7.434 61
ALE 4  1.95%
                      12/31/2007              N/A              9.846 0
                      12/31/2008              9.846              6.023 36
                      12/31/2009              6.023              7.404 37
ALE 5  2.40%
                      12/31/2007              N/A              9.816 144
                      12/31/2008              9.816              5.978 3067
                      12/31/2009              5.978              7.316 3976
ALO 1  1.70%
                      12/31/2007              N/A              9.862 441
                      12/31/2008              9.862              6.048 2186
                      12/31/2009              6.048              7.454 2127
ALO 2  1.90%
                      12/31/2007              N/A              9.849 39
                      12/31/2008              9.849              6.028 300
                      12/31/2009              6.028              7.414 260
ALO 3  1.80%
                      12/31/2007              N/A              9.855 1
                      12/31/2008              9.855              6.038 10
                      12/31/2009              6.038              7.434 8
ALO 4  2.00%
                      12/31/2007              N/A              9.842 0
                      12/31/2008              9.842              6.018 11
                      12/31/2009              6.018              7.394 10
ALT 1  1.40%
                      12/31/2007              N/A              9.882 1
                      12/31/2008              9.882              6.079 140
                      12/31/2009              6.079              7.514 144
ALT 2  1.60%
                      12/31/2007              N/A              9.869 0
                      12/31/2008              9.869              6.058 1
                      12/31/2009              6.058              7.474 2
ALT 4  1.70%
                      12/31/2007              N/A              9.862 0
                      12/31/2008              9.862              6.048 88
                      12/31/2009              6.048              7.454 88
ALT 5  2.20%
                      12/31/2007              N/A              9.829 154
                      12/31/2008              9.829              5.998 3109
                      12/31/2009              5.998              7.355 3903
AZL Schroder Emerging Markets Equity Fund
ALE 1  1.90%
                      12/31/2006              N/A              10.436 190
                      12/31/2007              10.436              13.343 564
                      12/31/2008              13.343              6.299 1769
                      12/31/2009              6.299              10.616 1711
ALE 3  1.80%
                      12/31/2006              N/A              10.443 11
                      12/31/2007              10.443              13.365 18
                      12/31/2008              13.365              6.316 57
                      12/31/2009              6.316              10.655 69

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

34

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 4  1.95%
                      12/31/2006              N/A              10.433 1
                      12/31/2007              10.433              13.332 8
                      12/31/2008              13.332              6.290 31
                      12/31/2009              6.290              10.597 25
ALE 5  2.40%
                      12/31/2006              N/A              10.402 708
                      12/31/2007              10.402              13.232 1521
                      12/31/2008              13.232              6.215 2941
                      12/31/2009              6.215              10.423 3422
ALO 1  1.70%
                      12/31/2006              N/A              10.450 55
                      12/31/2007              10.450              13.388 148
                      12/31/2008              13.388              6.333 1187
                      12/31/2009              6.333              10.695 1324
ALO 2  1.90%
                      12/31/2006              N/A              10.436 21
                      12/31/2007              10.436              13.343 42
                      12/31/2008              13.343              6.299 184
                      12/31/2009              6.299              10.616 199
ALO 3  1.80%
                      12/31/2006              N/A              10.443 1
                      12/31/2007              10.443              13.365 3
                      12/31/2008              13.365              6.316 9
                      12/31/2009              6.316              10.655 9
ALO 4  2.00%
                      12/31/2006              N/A              10.429 1
                      12/31/2007              10.429              13.321 1
                      12/31/2008              13.321              6.282 1
                      12/31/2009              6.282              10.577 1
ALT 1  1.40%
                      12/31/2006              N/A              10.472 22
                      12/31/2007              10.472              13.455 28
                      12/31/2008              13.455              6.384 55
                      12/31/2009              6.384              10.813 79
ALT 2  1.60%
                      12/31/2006              N/A              10.458 0
                      12/31/2007              10.458              13.410 0
                      12/31/2008              13.410              6.350 1
                      12/31/2009              6.350              10.734 1
ALT 4  1.70%
                      12/31/2006              N/A              10.450 19
                      12/31/2007              10.450              13.388 26
                      12/31/2008              13.388              6.333 38
                      12/31/2009              6.333              10.695 32
ALT 5  2.20%
                      12/31/2006              N/A              10.415 348
                      12/31/2007              10.415              13.276 1033
                      12/31/2008              13.276              6.248 2535
                      12/31/2009              6.248              10.500 2886
AZL Small Cap Stock Index Fund
ALE 1  1.90%
                      12/31/2007              N/A              9.298 56
                      12/31/2008              9.298              6.300 2316
                      12/31/2009              6.300              7.717 1891

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 3  1.80%
                      12/31/2007              N/A              9.304 1
                      12/31/2008              9.304              6.310 30
                      12/31/2009              6.310              7.737 30
ALE 4  1.95%
                      12/31/2007              N/A              9.295 0
                      12/31/2008              9.295              6.294 20
                      12/31/2009              6.294              7.706 19
ALE 5  2.40%
                      12/31/2007              N/A              9.267 85
                      12/31/2008              9.267              6.247 2307
                      12/31/2009              6.247              7.614 2144
ALO 1  1.70%
                      12/31/2007              N/A              9.310 151
                      12/31/2008              9.310              6.321 1559
                      12/31/2009              6.321              7.758 1285
ALO 2  1.90%
                      12/31/2007              N/A              9.298 3
                      12/31/2008              9.298              6.300 200
                      12/31/2009              6.300              7.717 147
ALO 3  1.80%
                      12/31/2007              N/A              9.304 0
                      12/31/2008              9.304              6.310 6
                      12/31/2009              6.310              7.737 5
ALO 4  2.00%
                      12/31/2007              N/A              9.292 0
                      12/31/2008              9.292              6.289 5
                      12/31/2009              6.289              7.696 5
ALT 1  1.40%
                      12/31/2007              N/A              9.329 5
                      12/31/2008              9.329              6.353 87
                      12/31/2009              6.353              7.821 70
ALT 2  1.60%
                      12/31/2007              N/A              9.317 0
                      12/31/2008              9.317              6.331 1
                      12/31/2009              6.331              7.779 1
ALT 4  1.70%
                      12/31/2007              N/A              9.310 0
                      12/31/2008              9.310              6.321 44
                      12/31/2009              6.321              7.758 43
ALT 5  2.20%
                      12/31/2007              N/A              9.279 158
                      12/31/2008              9.279              6.268 2325
                      12/31/2009              6.268              7.655 2102
AZL Turner Quantitative Small Cap Growth Fund
ALE 1  1.90%
                      12/31/2005              N/A              11.088 156
                      12/31/2006              11.088              12.110 168
                      12/31/2007              12.110              12.602 133
                      12/31/2008              12.602              7.005 128
                      12/31/2009              7.005              9.031 120
ALE 3  1.80%
                      12/31/2005              N/A              11.095 0
                      12/31/2006              11.095              12.130 7
                      12/31/2007              12.130              12.636 6
                      12/31/2008              12.636              7.030 6
                      12/31/2009              7.030              9.073 8

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

35

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 4  1.95%
                      12/31/2005              N/A              11.084 0
                      12/31/2006              11.084              12.100 0
                      12/31/2007              12.100              12.585 0
                      12/31/2008              12.585              6.992 0
                      12/31/2009              6.992              9.010 0
ALE 5  2.40%
                      12/31/2005              N/A              11.051 227
                      12/31/2006              11.051              12.009 504
                      12/31/2007              12.009              12.435 401
                      12/31/2008              12.435              6.877 428
                      12/31/2009              6.877              8.822 421
ALO 1  1.70%
                      12/31/2005              N/A              11.103 42
                      12/31/2006              11.103              12.150 62
                      12/31/2007              12.150              12.670 37
                      12/31/2008              12.670              7.056 27
                      12/31/2009              7.056              9.116 36
ALO 2  1.90%
                      12/31/2005              N/A              11.088 9
                      12/31/2006              11.088              12.110 16
                      12/31/2007              12.110              12.602 11
                      12/31/2008              12.602              7.005 10
                      12/31/2009              7.005              9.031 10
ALO 3  1.80%
                      12/31/2005              N/A              11.095 0
                      12/31/2006              11.095              12.130 1
                      12/31/2007              12.130              12.636 1
                      12/31/2008              12.636              7.030 0
                      12/31/2009              7.030              9.073 0
ALO 4  2.00%
                      12/31/2005              N/A              11.080 0
                      12/31/2006              11.080              12.090 1
                      12/31/2007              12.090              12.569 1
                      12/31/2008              12.569              6.979 0
                      12/31/2009              6.979              8.989 0
ALT 1  1.40%
                      12/31/2005              N/A              11.125 6
                      12/31/2006              11.125              12.211 4
                      12/31/2007              12.211              12.772 2
                      12/31/2008              12.772              7.135 1
                      12/31/2009              7.135              9.244 1
ALT 2  1.60%
                      12/31/2005              N/A              11.110 0
                      12/31/2006              11.110              12.171 0
                      12/31/2007              12.171              12.704 0
                      12/31/2008              12.704              7.082 0
                      12/31/2009              7.082              9.158 0
ALT 4  1.70%
                      12/31/2005              N/A              11.103 0
                      12/31/2006              11.103              12.150 6
                      12/31/2007              12.150              12.670 6
                      12/31/2008              12.670              7.056 5
                      12/31/2009              7.056              9.116 8

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 5  2.20%
                      12/31/2005              N/A              11.065 125
                      12/31/2006              11.065              12.049 270
                      12/31/2007              12.049              12.502 291
                      12/31/2008              12.502              6.928 301
                      12/31/2009              6.928              8.905 328
AZL Van Kampen Equity and Income Fund
ALE 1  1.90%
                      12/31/2004              N/A              10.774 611
                      12/31/2005              10.774              11.285 903
                      12/31/2006              11.285              12.460 1029
                      12/31/2007              12.460              12.599 857
                      12/31/2008              12.599              9.404 551
                      12/31/2009              9.404              11.335 572
ALE 3  1.80%
                      12/31/2004              N/A              10.781 23
                      12/31/2005              10.781              11.304 42
                      12/31/2006              11.304              12.493 51
                      12/31/2007              12.493              12.645 70
                      12/31/2008              12.645              9.448 53
                      12/31/2009              9.448              11.400 99
ALE 4  1.95%
                      12/31/2004              N/A              10.770 7
                      12/31/2005              10.770              11.276 24
                      12/31/2006              11.276              12.443 28
                      12/31/2007              12.443              12.575 30
                      12/31/2008              12.575              9.382 21
                      12/31/2009              9.382              11.303 23
ALE 5  2.40%
                      12/31/2004              N/A              10.738 704
                      12/31/2005              10.738              11.191 1500
                      12/31/2006              11.191              12.295 2089
                      12/31/2007              12.295              12.369 2402
                      12/31/2008              12.369              9.187 2189
                      12/31/2009              9.187              11.018 1865
ALO 1  1.70%
                      12/31/2004              N/A              10.788 495
                      12/31/2005              10.788              11.323 638
                      12/31/2006              11.323              12.526 613
                      12/31/2007              12.526              12.691 531
                      12/31/2008              12.691              9.492 375
                      12/31/2009              9.492              11.465 321
ALO 2  1.90%
                      12/31/2004              N/A              10.774 3
                      12/31/2005              10.774              11.285 22
                      12/31/2006              11.285              12.460 32
                      12/31/2007              12.460              12.599 28
                      12/31/2008              12.599              9.404 43
                      12/31/2009              9.404              11.335 30
ALO 3  1.80%
                      12/31/2004              N/A              10.781 1
                      12/31/2005              10.781              11.304 1
                      12/31/2006              11.304              12.493 8
                      12/31/2007              12.493              12.645 10
                      12/31/2008              12.645              9.448 14
                      12/31/2009              9.448              11.400 20

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

36

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 4  2.00%
                      12/31/2004              N/A              10.767 1
                      12/31/2005              10.767              11.266 1
                      12/31/2006              11.266              12.427 0
                      12/31/2007              12.427              12.552 0
                      12/31/2008              12.552              9.360 0
                      12/31/2009              9.360              11.271 0
ALT 1  1.40%
                      12/31/2004              N/A              10.810 24
                      12/31/2005              10.810              11.380 36
                      12/31/2006              11.380              12.627 67
                      12/31/2007              12.627              12.832 47
                      12/31/2008              12.832              9.627 16
                      12/31/2009              9.627              11.662 13
ALT 2  1.60%
                      12/31/2004              N/A              10.795 1
                      12/31/2005              10.795              11.342 2
                      12/31/2006              11.342              12.560 1
                      12/31/2007              12.560              12.738 0
                      12/31/2008              12.738              9.537 0
                      12/31/2009              9.537              11.530 0
ALT 4  1.70%
                      12/31/2004              N/A              10.788 10
                      12/31/2005              10.788              11.323 41
                      12/31/2006              11.323              12.526 43
                      12/31/2007              12.526              12.691 40
                      12/31/2008              12.691              9.492 37
                      12/31/2009              9.492              11.465 24
ALT 5  2.20%
                      12/31/2004              N/A              10.752 365
                      12/31/2005              10.752              11.229 890
                      12/31/2006              11.229              12.360 1169
                      12/31/2007              12.360              12.461 1387
                      12/31/2008              12.461              9.273 1562
                      12/31/2009              9.273              11.144 1259
AZL Van Kampen Global Real Estate Fund
ALE 1  1.90%
                      12/31/2006              N/A              12.011 343
                      12/31/2007              12.011              10.761 481
                      12/31/2008              10.761              5.719 512
                      12/31/2009              5.719              7.867 474
ALE 3  1.80%
                      12/31/2006              N/A              12.019 7
                      12/31/2007              12.019              10.779 38
                      12/31/2008              10.779              5.734 37
                      12/31/2009              5.734              7.896 13
ALE 4  1.95%
                      12/31/2006              N/A              12.007 2
                      12/31/2007              12.007              10.752 4
                      12/31/2008              10.752              5.711 1
                      12/31/2009              5.711              7.852 1
ALE 5  2.40%
                      12/31/2006              N/A              11.971 635
                      12/31/2007              11.971              10.671 880
                      12/31/2008              10.671              5.643 864
                      12/31/2009              5.643              7.723 955

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2006              N/A              12.028 172
                      12/31/2007              12.028              10.797 254
                      12/31/2008              10.797              5.750 178
                      12/31/2009              5.750              7.925 236
ALO 2  1.90%
                      12/31/2006              N/A              12.011 31
                      12/31/2007              12.011              10.761 44
                      12/31/2008              10.761              5.719 28
                      12/31/2009              5.719              7.867 23
ALO 3  1.80%
                      12/31/2006              N/A              12.019 1
                      12/31/2007              12.019              10.779 5
                      12/31/2008              10.779              5.734 5
                      12/31/2009              5.734              7.896 5
ALO 4  2.00%
                      12/31/2006              N/A              12.003 1
                      12/31/2007              12.003              10.743 1
                      12/31/2008              10.743              5.704 1
                      12/31/2009              5.704              7.838 1
ALT 1  1.40%
                      12/31/2006              N/A              12.052 22
                      12/31/2007              12.052              10.852 16
                      12/31/2008              10.852              5.796 4
                      12/31/2009              5.796              8.013 5
ALT 2  1.60%
                      12/31/2006              N/A              12.036 1
                      12/31/2007              12.036              10.815 0
                      12/31/2008              10.815              5.765 0
                      12/31/2009              5.765              7.954 0
ALT 4  1.70%
                      12/31/2006              N/A              12.028 12
                      12/31/2007              12.028              10.797 13
                      12/31/2008              10.797              5.750 3
                      12/31/2009              5.750              7.925 5
ALT 5  2.20%
                      12/31/2006              N/A              11.987 453
                      12/31/2007              11.987              10.707 867
                      12/31/2008              10.707              5.673 852
                      12/31/2009              5.673              7.781 918
AZL Van Kampen Growth and Income Fund
ALE 1  1.90%
                      12/31/2001              N/A              9.635 220
                      12/31/2002              9.635              8.063 2170
                      12/31/2003              8.063              10.084 4069
                      12/31/2004              10.084              11.260 3926
                      12/31/2005              11.260              12.070 3875
                      12/31/2006              12.070              13.726 3507
                      12/31/2007              13.726              13.822 2647
                      12/31/2008              13.822              9.106 1971
                      12/31/2009              9.106              11.047 1687

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

37

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 3  1.80%
                      12/31/2003              N/A              10.111 20
                      12/31/2004              10.111              11.302 37
                      12/31/2005              11.302              12.126 46
                      12/31/2006              12.126              13.804 61
                      12/31/2007              13.804              13.915 57
                      12/31/2008              13.915              9.176 48
                      12/31/2009              9.176              11.143 44
ALE 4  1.95%
                      12/31/2003              N/A              10.070 16
                      12/31/2004              10.070              11.240 28
                      12/31/2005              11.240              12.042 31
                      12/31/2006              12.042              13.687 34
                      12/31/2007              13.687              13.776 28
                      12/31/2008              13.776              9.071 24
                      12/31/2009              9.071              10.999 25
ALE 5  2.40%
                      12/31/2003              N/A              9.950 415
                      12/31/2004              9.950              11.055 1287
                      12/31/2005              11.055              11.791 2334
                      12/31/2006              11.791              13.342 2702
                      12/31/2007              13.342              13.368 2480
                      12/31/2008              13.368              8.763 2382
                      12/31/2009              8.763              10.578 2280
ALO 1  1.70%
                      12/31/2001              N/A              9.648 179
                      12/31/2002              9.648              8.090 1370
                      12/31/2003              8.090              10.138 2477
                      12/31/2004              10.138              11.344 2200
                      12/31/2005              11.344              12.183 2149
                      12/31/2006              12.183              13.883 2001
                      12/31/2007              13.883              14.008 1566
                      12/31/2008              14.008              9.246 1120
                      12/31/2009              9.246              11.240 881
ALO 2  1.90%
                      12/31/2001              N/A              9.635 1
                      12/31/2002              9.635              8.063 160
                      12/31/2003              8.063              10.084 266
                      12/31/2004              10.084              11.260 243
                      12/31/2005              11.260              12.070 252
                      12/31/2006              12.070              13.726 238
                      12/31/2007              13.726              13.822 179
                      12/31/2008              13.822              9.106 146
                      12/31/2009              9.106              11.047 104
ALO 3  1.80%
                      12/31/2003              N/A              10.111 2
                      12/31/2004              10.111              11.302 4
                      12/31/2005              11.302              12.126 5
                      12/31/2006              12.126              13.804 5
                      12/31/2007              13.804              13.915 6
                      12/31/2008              13.915              9.176 4
                      12/31/2009              9.176              11.143 3

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 4  2.00%
                      12/31/2003              N/A              10.057 0
                      12/31/2004              10.057              11.219 2
                      12/31/2005              11.219              12.013 2
                      12/31/2006              12.013              13.648 2
                      12/31/2007              13.648              13.730 2
                      12/31/2008              13.730              9.036 2
                      12/31/2009              9.036              10.951 2
ALT 1  1.40%
                      12/31/2001              N/A              9.667 42
                      12/31/2002              9.667              8.131 202
                      12/31/2003              8.131              10.219 319
                      12/31/2004              10.219              11.469 325
                      12/31/2005              11.469              12.355 302
                      12/31/2006              12.355              14.121 260
                      12/31/2007              14.121              14.291 208
                      12/31/2008              14.291              9.462 143
                      12/31/2009              9.462              11.537 106
ALT 2  1.60%
                      12/31/2001              N/A              9.654 0
                      12/31/2002              9.654              8.104 14
                      12/31/2003              8.104              10.165 17
                      12/31/2004              10.165              11.385 17
                      12/31/2005              11.385              12.240 15
                      12/31/2006              12.240              13.961 15
                      12/31/2007              13.961              14.102 14
                      12/31/2008              14.102              9.318 13
                      12/31/2009              9.318              11.338 10
ALT 4  1.70%
                      12/31/2003              N/A              10.138 40
                      12/31/2004              10.138              11.344 74
                      12/31/2005              11.344              12.183 103
                      12/31/2006              12.183              13.883 86
                      12/31/2007              13.883              14.008 68
                      12/31/2008              14.008              9.246 55
                      12/31/2009              9.246              11.240 47
ALT 5  2.20%
                      12/31/2003              N/A              10.003 229
                      12/31/2004              10.003              11.137 830
                      12/31/2005              11.137              11.902 1521
                      12/31/2006              11.902              13.495 1834
                      12/31/2007              13.495              13.548 1817
                      12/31/2008              13.548              8.898 1632
                      12/31/2009              8.898              10.763 1494
AZL Van Kampen International Equity Fund
ALE 1  1.90%
                      12/31/2003              N/A              12.233 349
                      12/31/2004              12.233              13.467 846
                      12/31/2005              13.467              14.753 1157
                      12/31/2006              14.753              17.553 1342
                      12/31/2007              17.553              18.912 1122
                      12/31/2008              18.912              13.255 756
                      12/31/2009              13.255              16.429 785

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

38

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 3  1.80%
                      12/31/2003              N/A              12.241 2
                      12/31/2004              12.241              13.490 43
                      12/31/2005              13.490              14.793 102
                      12/31/2006              14.793              17.618 101
                      12/31/2007              17.618              19.001 104
                      12/31/2008              19.001              13.331 95
                      12/31/2009              13.331              16.539 118
ALE 4  1.95%
                      12/31/2003              N/A              12.229 1
                      12/31/2004              12.229              13.456 8
                      12/31/2005              13.456              14.734 19
                      12/31/2006              14.734              17.521 20
                      12/31/2007              17.521              18.868 17
                      12/31/2008              18.868              13.218 13
                      12/31/2009              13.218              16.374 25
ALE 5  2.40%
                      12/31/2003              N/A              12.192 178
                      12/31/2004              12.192              13.355 1188
                      12/31/2005              13.355              14.558 2206
                      12/31/2006              14.558              17.234 2956
                      12/31/2007              17.234              18.475 2757
                      12/31/2008              18.475              12.884 2526
                      12/31/2009              12.884              15.890 3497
ALO 1  1.70%
                      12/31/2003              N/A              12.250 110
                      12/31/2004              12.250              13.512 375
                      12/31/2005              13.512              14.832 601
                      12/31/2006              14.832              17.683 783
                      12/31/2007              17.683              19.090 713
                      12/31/2008              19.090              13.407 659
                      12/31/2009              13.407              16.650 579
ALO 2  1.90%
                      12/31/2003              N/A              12.233 38
                      12/31/2004              12.233              13.467 49
                      12/31/2005              13.467              14.753 71
                      12/31/2006              14.753              17.553 100
                      12/31/2007              17.553              18.912 67
                      12/31/2008              18.912              13.255 55
                      12/31/2009              13.255              16.429 66
ALO 3  1.80%
                      12/31/2003              N/A              12.241 0
                      12/31/2004              12.241              13.490 1
                      12/31/2005              13.490              14.793 3
                      12/31/2006              14.793              17.618 6
                      12/31/2007              17.618              19.001 10
                      12/31/2008              19.001              13.331 12
                      12/31/2009              13.331              16.539 18
ALO 4  2.00%
                      12/31/2003              N/A              12.225 0
                      12/31/2004              12.225              13.445 0
                      12/31/2005              13.445              14.714 0
                      12/31/2006              14.714              17.489 1
                      12/31/2007              17.489              18.824 1
                      12/31/2008              18.824              13.180 1
                      12/31/2009              13.180              16.320 3

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 1  1.40%
                      12/31/2003              N/A              12.274 5
                      12/31/2004              12.274              13.581 21
                      12/31/2005              13.581              14.952 42
                      12/31/2006              14.952              17.878 44
                      12/31/2007              17.878              19.359 50
                      12/31/2008              19.359              13.637 13
                      12/31/2009              13.637              16.987 13
ALT 2  1.60%
                      12/31/2003              N/A              12.258 0
                      12/31/2004              12.258              13.535 1
                      12/31/2005              13.535              14.872 1
                      12/31/2006              14.872              17.748 1
                      12/31/2007              17.748              19.179 1
                      12/31/2008              19.179              13.483 1
                      12/31/2009              13.483              16.761 0
ALT 4  1.70%
                      12/31/2003              N/A              12.250 17
                      12/31/2004              12.250              13.512 34
                      12/31/2005              13.512              14.832 62
                      12/31/2006              14.832              17.683 48
                      12/31/2007              17.683              19.090 34
                      12/31/2008              19.090              13.407 27
                      12/31/2009              13.407              16.650 41
ALT 5  2.20%
                      12/31/2003              N/A              12.208 74
                      12/31/2004              12.208              13.400 510
                      12/31/2005              13.400              14.636 1322
                      12/31/2006              14.636              17.361 1845
                      12/31/2007              17.361              18.649 2024
                      12/31/2008              18.649              13.031 1819
                      12/31/2009              13.031              16.103 2841
AZL Van Kampen Mid Cap Growth Fund
ALE 1  1.90%
                      12/31/2001              N/A              9.488 20
                      12/31/2002              9.488              7.052 1204
                      12/31/2003              7.052              8.887 1991
                      12/31/2004              8.887              10.571 1900
                      12/31/2005              10.571              12.192 2279
                      12/31/2006              12.192              13.065 2403
                      12/31/2007              13.065              15.661 2803
                      12/31/2008              15.661              7.910 2280
                      12/31/2009              7.910              12.237 1977
ALE 3  1.80%
                      12/31/2003              N/A              8.911 9
                      12/31/2004              8.911              10.610 31
                      12/31/2005              10.610              12.249 38
                      12/31/2006              12.249              13.139 40
                      12/31/2007              13.139              15.766 55
                      12/31/2008              15.766              7.971 55
                      12/31/2009              7.971              12.344 70

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

39

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 4  1.95%
                      12/31/2003              N/A              8.875 2
                      12/31/2004              8.875              10.552 9
                      12/31/2005              10.552              12.163 21
                      12/31/2006              12.163              13.028 21
                      12/31/2007              13.028              15.609 24
                      12/31/2008              15.609              7.880 22
                      12/31/2009              7.880              12.184 26
ALE 5  2.40%
                      12/31/2003              N/A              8.769 164
                      12/31/2004              8.769              10.379 581
                      12/31/2005              10.379              11.910 1645
                      12/31/2006              11.910              12.699 2215
                      12/31/2007              12.699              15.147 3680
                      12/31/2008              15.147              7.613 3344
                      12/31/2009              7.613              11.718 3749
ALO 1  1.70%
                      12/31/2001              N/A              9.501 60
                      12/31/2002              9.501              7.076 617
                      12/31/2003              7.076              8.935 951
                      12/31/2004              8.935              10.649 758
                      12/31/2005              10.649              12.306 957
                      12/31/2006              12.306              13.213 866
                      12/31/2007              13.213              15.872 1206
                      12/31/2008              15.872              8.033 843
                      12/31/2009              8.033              12.451 808
ALO 2  1.90%
                      12/31/2001              N/A              9.488 0
                      12/31/2002              9.488              7.052 55
                      12/31/2003              7.052              8.887 110
                      12/31/2004              8.887              10.571 108
                      12/31/2005              10.571              12.192 173
                      12/31/2006              12.192              13.065 160
                      12/31/2007              13.065              15.661 217
                      12/31/2008              15.661              7.910 160
                      12/31/2009              7.910              12.237 136
ALO 3  1.80%
                      12/31/2003              N/A              8.911 0
                      12/31/2004              8.911              10.610 0
                      12/31/2005              10.610              12.249 1
                      12/31/2006              12.249              13.139 1
                      12/31/2007              13.139              15.766 9
                      12/31/2008              15.766              7.971 13
                      12/31/2009              7.971              12.344 9
ALO 4  2.00%
                      12/31/2003              N/A              8.864 0
                      12/31/2004              8.864              10.532 1
                      12/31/2005              10.532              12.135 2
                      12/31/2006              12.135              12.991 3
                      12/31/2007              12.991              15.557 8
                      12/31/2008              15.557              7.850 8
                      12/31/2009              7.850              12.131 8

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 1  1.40%
                      12/31/2001              N/A              9.520 5
                      12/31/2002              9.520              7.112 100
                      12/31/2003              7.112              9.007 158
                      12/31/2004              9.007              10.767 174
                      12/31/2005              10.767              12.480 168
                      12/31/2006              12.480              13.440 120
                      12/31/2007              13.440              16.193 120
                      12/31/2008              16.193              8.220 68
                      12/31/2009              8.220              12.780 60
ALT 2  1.60%
                      12/31/2001              N/A              9.507 0
                      12/31/2002              9.507              7.088 1
                      12/31/2003              7.088              8.959 2
                      12/31/2004              8.959              10.688 2
                      12/31/2005              10.688              12.364 2
                      12/31/2006              12.364              13.289 2
                      12/31/2007              13.289              15.978 2
                      12/31/2008              15.978              8.095 3
                      12/31/2009              8.095              12.560 2
ALT 4  1.70%
                      12/31/2003              N/A              8.935 5
                      12/31/2004              8.935              10.649 16
                      12/31/2005              10.649              12.306 29
                      12/31/2006              12.306              13.213 38
                      12/31/2007              13.213              15.872 46
                      12/31/2008              15.872              8.033 32
                      12/31/2009              8.033              12.451 31
ALT 5  2.20%
                      12/31/2003              N/A              8.816 103
                      12/31/2004              8.816              10.455 434
                      12/31/2005              10.455              12.022 1245
                      12/31/2006              12.022              12.844 1608
                      12/31/2007              12.844              15.351 2554
                      12/31/2008              15.351              7.730 2483
                      12/31/2009              7.730              11.923 2612
BlackRock Global Allocation V.I. Fund
ALE 1  1.90%
                      12/31/2008              N/A              7.893 348
                      12/31/2009              7.893              9.364 970
ALE 3  1.80%
                      12/31/2008              N/A              7.898 13
                      12/31/2009              7.898              9.380 196
ALE 4  1.95%
                      12/31/2000              N/A              N/A N/A
                      12/31/2008              N/A              7.890 1
                      12/31/2009              7.890              9.356 5
ALE 5  2.40%
                      12/31/2008              N/A              7.866 784
                      12/31/2009              7.866              9.286 1529
ALO 1  1.70%
                      12/31/2008              N/A              7.903 193
                      12/31/2009              7.903              9.396 415
ALO 2  1.90%
                      12/31/2008              N/A              7.893 14
                      12/31/2009              7.893              9.364 35

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

40

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 3  1.80%
                      12/31/2008              N/A              7.898 10
                      12/31/2009              7.898              9.380 15
ALO 4  2.00%
                      12/31/2008              N/A              7.888 0
                      12/31/2009              7.888              9.349 0
ALT 1  1.40%
                      12/31/2008              N/A              7.919 24
                      12/31/2009              7.919              9.443 34
ALT 2  1.60%
                      12/31/2008              N/A              7.909 1
                      12/31/2009              7.909              9.411 0
ALT 4  1.70%
                      12/31/2008              N/A              7.903 2
                      12/31/2009              7.903              9.396 23
ALT 5  2.20%
                      12/31/2008              N/A              7.877 584
                      12/31/2009              7.877              9.317 1401
Davis VA Financial Portfolio
ALE 1  1.90%
                      12/31/2000              N/A              13.258 7
                      12/31/2001              13.258              11.658 130
                      12/31/2002              11.658              9.512 904
                      12/31/2003              9.512              12.334 1467
                      12/31/2004              12.334              13.350 1499
                      12/31/2005              13.350              14.198 1421
                      12/31/2006              14.198              16.509 1248
                      12/31/2007              16.509              15.217 882
                      12/31/2008              15.217              8.008 775
                      12/31/2009              8.008              11.093 751
ALE 3  1.80%
                      12/31/2003              N/A              12.383 4
                      12/31/2004              12.383              13.416 7
                      12/31/2005              13.416              14.282 7
                      12/31/2006              14.282              16.624 7
                      12/31/2007              16.624              15.338 8
                      12/31/2008              15.338              8.080 29
                      12/31/2009              8.080              11.204 8
ALE 4  1.95%
                      12/31/2003              N/A              12.310 2
                      12/31/2004              12.310              13.317 6
                      12/31/2005              13.317              14.156 13
                      12/31/2006              14.156              16.452 12
                      12/31/2007              16.452              15.157 11
                      12/31/2008              15.157              7.972 8
                      12/31/2009              7.972              11.038 8
ALE 5  2.40%
                      12/31/2003              N/A              12.095 139
                      12/31/2004              12.095              13.026 490
                      12/31/2005              13.026              13.784 652
                      12/31/2006              13.784              15.948 814
                      12/31/2007              15.948              14.626 693
                      12/31/2008              14.626              7.659 671
                      12/31/2009              7.659              10.556 973

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2000              N/A              13.283 11
                      12/31/2001              13.283              11.703 97
                      12/31/2002              11.703              9.568 377
                      12/31/2003              9.568              12.431 554
                      12/31/2004              12.431              13.482 563
                      12/31/2005              13.482              14.367 536
                      12/31/2006              14.367              16.739 604
                      12/31/2007              16.739              15.460 431
                      12/31/2008              15.460              8.152 368
                      12/31/2009              8.152              11.315 329
ALO 2  1.90%
                      12/31/2001              N/A              11.658 2
                      12/31/2002              11.658              9.512 115
                      12/31/2003              9.512              12.334 179
                      12/31/2004              12.334              13.350 178
                      12/31/2005              13.350              14.198 175
                      12/31/2006              14.198              16.509 131
                      12/31/2007              16.509              15.217 95
                      12/31/2008              15.217              8.008 66
                      12/31/2009              8.008              11.093 68
ALO 3  1.80%
                      12/31/2003              N/A              12.383 0
                      12/31/2004              12.383              13.416 1
                      12/31/2005              13.416              14.282 1
                      12/31/2006              14.282              16.624 2
                      12/31/2007              16.624              15.338 2
                      12/31/2008              15.338              8.080 2
                      12/31/2009              8.080              11.204 3
ALO 4  2.00%
                      12/31/2003              N/A              12.286 0
                      12/31/2004              12.286              13.285 2
                      12/31/2005              13.285              14.114 2
                      12/31/2006              14.114              16.395 2
                      12/31/2007              16.395              15.097 2
                      12/31/2008              15.097              7.937 2
                      12/31/2009              7.937              10.983 1
ALT 1  1.40%
                      12/31/2000              N/A              13.319 25
                      12/31/2001              13.319              11.771 88
                      12/31/2002              11.771              9.652 107
                      12/31/2003              9.652              12.578 107
                      12/31/2004              12.578              13.683 101
                      12/31/2005              13.683              14.624 92
                      12/31/2006              14.624              17.090 65
                      12/31/2007              17.090              15.832 50
                      12/31/2008              15.832              8.373 48
                      12/31/2009              8.373              11.657 52
ALT 2  1.60%
                      12/31/2001              N/A              11.725 0
                      12/31/2002              11.725              9.596 3
                      12/31/2003              9.596              12.480 5
                      12/31/2004              12.480              13.549 5
                      12/31/2005              13.549              14.452 6
                      12/31/2006              14.452              16.855 5
                      12/31/2007              16.855              15.583 4
                      12/31/2008              15.583              8.225 3
                      12/31/2009              8.225              11.428 4

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

41

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              12.431 12
                      12/31/2004              12.431              13.482 20
                      12/31/2005              13.482              14.367 32
                      12/31/2006              14.367              16.739 33
                      12/31/2007              16.739              15.460 31
                      12/31/2008              15.460              8.152 17
                      12/31/2009              8.152              11.315 15
ALT 5  2.20%
                      12/31/2003              N/A              12.190 56
                      12/31/2004              12.190              13.155 253
                      12/31/2005              13.155              13.948 365
                      12/31/2006              13.948              16.170 479
                      12/31/2007              16.170              14.860 453
                      12/31/2008              14.860              7.797 477
                      12/31/2009              7.797              10.768 581
Davis VA Value Portfolio
ALE 1  1.90%
                      12/31/2000              N/A              10.869 8
                      12/31/2001              10.869              9.556 241
                      12/31/2002              9.556              7.851 2536
                      12/31/2003              7.851              9.996 4628
                      12/31/2004              9.996              11.016 4555
                      12/31/2005              11.016              11.830 4185
                      12/31/2006              11.830              13.350 3792
                      12/31/2007              13.350              13.704 3068
                      12/31/2008              13.704              8.024 2375
                      12/31/2009              8.024              10.326 2055
ALE 3  1.80%
                      12/31/2003              N/A              10.035 33
                      12/31/2004              10.035              11.071 25
                      12/31/2005              11.071              11.901 25
                      12/31/2006              11.901              13.442 24
                      12/31/2007              13.442              13.813 24
                      12/31/2008              13.813              8.096 21
                      12/31/2009              8.096              10.429 19
ALE 4  1.95%
                      12/31/2003              N/A              9.976 6
                      12/31/2004              9.976              10.989 9
                      12/31/2005              10.989              11.795 7
                      12/31/2006              11.795              13.304 6
                      12/31/2007              13.304              13.650 5
                      12/31/2008              13.650              7.988 5
                      12/31/2009              7.988              10.275 3
ALE 5  2.40%
                      12/31/2003              N/A              9.802 607
                      12/31/2004              9.802              10.749 985
                      12/31/2005              10.749              11.485 916
                      12/31/2006              11.485              12.896 815
                      12/31/2007              12.896              13.172 752
                      12/31/2008              13.172              7.674 614
                      12/31/2009              7.674              9.826 581

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2000              N/A              10.889 74
                      12/31/2001              10.889              9.592 377
                      12/31/2002              9.592              7.897 1571
                      12/31/2003              7.897              10.074 2440
                      12/31/2004              10.074              11.125 2286
                      12/31/2005              11.125              11.971 2062
                      12/31/2006              11.971              13.536 1815
                      12/31/2007              13.536              13.923 1400
                      12/31/2008              13.923              8.169 1078
                      12/31/2009              8.169              10.533 929
ALO 2  1.90%
                      12/31/2001              N/A              9.556 2
                      12/31/2002              9.556              7.851 252
                      12/31/2003              7.851              9.996 388
                      12/31/2004              9.996              11.016 396
                      12/31/2005              11.016              11.830 374
                      12/31/2006              11.830              13.350 349
                      12/31/2007              13.350              13.704 272
                      12/31/2008              13.704              8.024 216
                      12/31/2009              8.024              10.326 191
ALO 3  1.80%
                      12/31/2003              N/A              10.035 1
                      12/31/2004              10.035              11.071 3
                      12/31/2005              11.071              11.901 3
                      12/31/2006              11.901              13.442 3
                      12/31/2007              13.442              13.813 2
                      12/31/2008              13.813              8.096 2
                      12/31/2009              8.096              10.429 2
ALO 4  2.00%
                      12/31/2003              N/A              9.957 0
                      12/31/2004              9.957              10.962 1
                      12/31/2005              10.962              11.761 1
                      12/31/2006              11.761              13.258 1
                      12/31/2007              13.258              13.596 1
                      12/31/2008              13.596              7.953 1
                      12/31/2009              7.953              10.224 1
ALT 1  1.40%
                      12/31/2000              N/A              10.919 41
                      12/31/2001              10.919              9.648 256
                      12/31/2002              9.648              7.967 485
                      12/31/2003              7.967              10.193 560
                      12/31/2004              10.193              11.291 540
                      12/31/2005              11.291              12.186 486
                      12/31/2006              12.186              13.819 408
                      12/31/2007              13.819              14.258 312
                      12/31/2008              14.258              8.390 231
                      12/31/2009              8.390              10.851 156
ALT 2  1.60%
                      12/31/2001              N/A              9.611 0
                      12/31/2002              9.611              7.920 15
                      12/31/2003              7.920              10.114 20
                      12/31/2004              10.114              11.180 20
                      12/31/2005              11.180              12.042 8
                      12/31/2006              12.042              13.629 8
                      12/31/2007              13.629              14.034 8
                      12/31/2008              14.034              8.242 2
                      12/31/2009              8.242              10.638 2

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

42

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              10.074 25
                      12/31/2004              10.074              11.125 24
                      12/31/2005              11.125              11.971 20
                      12/31/2006              11.971              13.536 17
                      12/31/2007              13.536              13.923 12
                      12/31/2008              13.923              8.169 9
                      12/31/2009              8.169              10.533 7
ALT 5  2.20%
                      12/31/2003              N/A              9.879 296
                      12/31/2004              9.879              10.855 687
                      12/31/2005              10.855              11.622 579
                      12/31/2006              11.622              13.076 516
                      12/31/2007              13.076              13.383 440
                      12/31/2008              13.383              7.812 371
                      12/31/2009              7.812              10.023 340
Franklin Global Real Estate Securities Fund
ALE 1  1.90%
                      12/31/2001              N/A              27.630 4
                      12/31/2002              27.630              27.672 392
                      12/31/2003              27.672              36.856 766
                      12/31/2004              36.856              47.661 807
                      12/31/2005              47.661              53.068 776
                      12/31/2006              53.068              62.790 649
                      12/31/2007              62.790              48.750 455
                      12/31/2008              48.750              27.554 335
                      12/31/2009              27.554              32.195 295
ALE 3  1.80%
                      12/31/2003              N/A              37.405 9
                      12/31/2004              37.405              48.419 17
                      12/31/2005              48.419              53.965 19
                      12/31/2006              53.965              63.916 18
                      12/31/2007              63.916              49.675 14
                      12/31/2008              49.675              28.105 12
                      12/31/2009              28.105              32.871 11
ALE 4  1.95%
                      12/31/2003              N/A              36.585 3
                      12/31/2004              36.585              47.286 8
                      12/31/2005              47.286              52.624 12
                      12/31/2006              52.624              62.235 12
                      12/31/2007              62.235              48.295 9
                      12/31/2008              48.295              27.283 6
                      12/31/2009              27.283              31.862 6
ALE 5  2.40%
                      12/31/2003              N/A              34.232 100
                      12/31/2004              34.232              44.045 437
                      12/31/2005              44.045              48.798 666
                      12/31/2006              48.798              57.451 626
                      12/31/2007              57.451              44.381 498
                      12/31/2008              44.381              24.959 407
                      12/31/2009              24.959              29.018 388

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2001              N/A              28.345 5
                      12/31/2002              28.345              28.445 203
                      12/31/2003              28.445              37.962 352
                      12/31/2004              37.962              49.189 388
                      12/31/2005              49.189              54.878 331
                      12/31/2006              54.878              65.062 266
                      12/31/2007              65.062              50.616 186
                      12/31/2008              50.616              28.667 131
                      12/31/2009              28.667              33.562 110
ALO 2  1.90%
                      12/31/2001              N/A              27.630 0
                      12/31/2002              27.630              27.672 86
                      12/31/2003              27.672              36.856 123
                      12/31/2004              36.856              47.661 116
                      12/31/2005              47.661              53.068 93
                      12/31/2006              53.068              62.790 79
                      12/31/2007              62.790              48.750 61
                      12/31/2008              48.750              27.554 46
                      12/31/2009              27.554              32.195 39
ALO 3  1.80%
                      12/31/2003              N/A              37.405 0
                      12/31/2004              37.405              48.419 2
                      12/31/2005              48.419              53.965 3
                      12/31/2006              53.965              63.916 4
                      12/31/2007              63.916              49.675 4
                      12/31/2008              49.675              28.105 3
                      12/31/2009              28.105              32.871 3
ALO 4  2.00%
                      12/31/2003              N/A              36.316 0
                      12/31/2004              36.316              46.914 6
                      12/31/2005              46.914              52.185 6
                      12/31/2006              52.185              61.684 7
                      12/31/2007              61.684              47.843 8
                      12/31/2008              47.843              27.015 2
                      12/31/2009              27.015              31.533 2
ALT 1  1.40%
                      12/31/2001              N/A              29.453 3
                      12/31/2002              29.453              29.645 84
                      12/31/2003              29.645              39.683 88
                      12/31/2004              39.683              51.573 87
                      12/31/2005              51.573              57.711 77
                      12/31/2006              57.711              68.626 64
                      12/31/2007              68.626              53.550 46
                      12/31/2008              53.550              30.419 37
                      12/31/2009              30.419              35.721 31
ALT 2  1.60%
                      12/31/2001              N/A              28.710 0
                      12/31/2002              28.710              28.839 4
                      12/31/2003              28.839              38.527 3
                      12/31/2004              38.527              49.971 3
                      12/31/2005              49.971              55.807 3
                      12/31/2006              55.807              66.229 3
                      12/31/2007              66.229              51.576 3
                      12/31/2008              51.576              29.239 2
                      12/31/2009              29.239              34.266 1

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

43

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              37.962 6
                      12/31/2004              37.962              49.189 17
                      12/31/2005              49.189              54.878 26
                      12/31/2006              54.878              65.062 25
                      12/31/2007              65.062              50.616 15
                      12/31/2008              50.616              28.667 9
                      12/31/2009              28.667              33.562 7
ALT 5  2.20%
                      12/31/2003              N/A              35.258 60
                      12/31/2004              35.258              45.457 323
                      12/31/2005              45.457              50.463 573
                      12/31/2006              50.463              59.530 550
                      12/31/2007              59.530              46.080 469
                      12/31/2008              46.080              25.967 410
                      12/31/2009              25.967              30.249 390
Franklin Growth and Income Securities Fund
ALE 1  1.90%
                      12/31/2000              N/A              28.664 1
                      12/31/2001              28.664              27.482 70
                      12/31/2002              27.482              22.727 453
                      12/31/2003              22.727              28.029 786
                      12/31/2004              28.029              30.419 772
                      12/31/2005              30.419              30.896 699
                      12/31/2006              30.896              35.396 601
                      12/31/2007              35.396              33.439 513
                      12/31/2008              33.439              21.278 391
                      12/31/2009              21.278              26.421 336
ALE 3  1.80%
                      12/31/2003              N/A              28.345 8
                      12/31/2004              28.345              30.793 13
                      12/31/2005              30.793              31.308 15
                      12/31/2006              31.308              35.903 17
                      12/31/2007              35.903              33.952 18
                      12/31/2008              33.952              21.626 14
                      12/31/2009              21.626              26.881 12
ALE 4  1.95%
                      12/31/2003              N/A              27.724 0
                      12/31/2004              27.724              30.073 4
                      12/31/2005              30.073              30.530 14
                      12/31/2006              30.530              34.959 15
                      12/31/2007              34.959              33.009 14
                      12/31/2008              33.009              20.994 13
                      12/31/2009              20.994              26.056 11
ALE 5  2.40%
                      12/31/2003              N/A              25.940 82
                      12/31/2004              25.940              28.011 337
                      12/31/2005              28.011              28.310 460
                      12/31/2006              28.310              32.271 547
                      12/31/2007              32.271              30.334 465
                      12/31/2008              30.334              19.206 411
                      12/31/2009              19.206              23.729 394

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2000              N/A              29.337 13
                      12/31/2001              29.337              28.184 81
                      12/31/2002              28.184              23.354 291
                      12/31/2003              23.354              28.860 432
                      12/31/2004              28.860              31.383 433
                      12/31/2005              31.383              31.940 394
                      12/31/2006              31.940              36.665 343
                      12/31/2007              36.665              34.707 257
                      12/31/2008              34.707              22.129 186
                      12/31/2009              22.129              27.534 166
ALO 2  1.90%
                      12/31/2001              N/A              27.482 0
                      12/31/2002              27.482              22.727 58
                      12/31/2003              22.727              28.029 85
                      12/31/2004              28.029              30.419 88
                      12/31/2005              30.419              30.896 85
                      12/31/2006              30.896              35.396 72
                      12/31/2007              35.396              33.439 59
                      12/31/2008              33.439              21.278 39
                      12/31/2009              21.278              26.421 36
ALO 3  1.80%
                      12/31/2003              N/A              28.345 0
                      12/31/2004              28.345              30.793 1
                      12/31/2005              30.793              31.308 1
                      12/31/2006              31.308              35.903 2
                      12/31/2007              35.903              33.952 2
                      12/31/2008              33.952              21.626 2
                      12/31/2009              21.626              26.881 2
ALO 4  2.00%
                      12/31/2003              N/A              27.520 0
                      12/31/2004              27.520              29.836 0
                      12/31/2005              29.836              30.275 1
                      12/31/2006              30.275              34.649 0
                      12/31/2007              34.649              32.701 0
                      12/31/2008              32.701              20.787 0
                      12/31/2009              20.787              25.786 0
ALT 1  1.40%
                      12/31/2000              N/A              30.377 8
                      12/31/2001              30.377              29.270 67
                      12/31/2002              29.270              24.327 153
                      12/31/2003              24.327              30.153 159
                      12/31/2004              30.153              32.888 135
                      12/31/2005              32.888              33.572 118
                      12/31/2006              33.572              38.653 93
                      12/31/2007              38.653              36.700 60
                      12/31/2008              36.700              23.471 43
                      12/31/2009              23.471              29.290 37
ALT 2  1.60%
                      12/31/2001              N/A              28.455 0
                      12/31/2002              28.455              23.602 10
                      12/31/2003              23.602              29.195 7
                      12/31/2004              29.195              31.780 7
                      12/31/2005              31.780              32.376 10
                      12/31/2006              32.376              37.202 7
                      12/31/2007              37.202              35.252 5
                      12/31/2008              35.252              22.499 4
                      12/31/2009              22.499              28.022 4

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

44

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              28.767 7
                      12/31/2004              28.767              31.283 14
                      12/31/2005              31.283              31.838 23
                      12/31/2006              31.838              36.547 23
                      12/31/2007              36.547              34.596 18
                      12/31/2008              34.596              22.058 12
                      12/31/2009              22.058              27.445 9
ALT 5  2.20%
                      12/31/2003              N/A              26.718 43
                      12/31/2004              26.718              28.909 243
                      12/31/2005              28.909              29.276 430
                      12/31/2006              29.276              33.439 482
                      12/31/2007              33.439              31.495 469
                      12/31/2008              31.495              19.981 417
                      12/31/2009              19.981              24.736 377
Franklin High Income Securities Fund
ALE 1  1.90%
                      12/31/2001              N/A              17.198 2
                      12/31/2002              17.198              15.194 137
                      12/31/2003              15.194              19.556 382
                      12/31/2004              19.556              21.082 366
                      12/31/2005              21.082              21.372 329
                      12/31/2006              21.372              22.934 375
                      12/31/2007              22.934              23.111 296
                      12/31/2008              23.111              17.374 212
                      12/31/2009              17.374              24.325 258
ALE 3  1.80%
                      12/31/2003              N/A              19.848 5
                      12/31/2004              19.848              21.417 9
                      12/31/2005              21.417              21.733 17
                      12/31/2006              21.733              23.346 18
                      12/31/2007              23.346              23.549 20
                      12/31/2008              23.549              17.721 22
                      12/31/2009              17.721              24.836 20
ALE 4  1.95%
                      12/31/2003              N/A              19.412 25
                      12/31/2004              19.412              20.916 9
                      12/31/2005              20.916              21.193 12
                      12/31/2006              21.193              22.731 33
                      12/31/2007              22.731              22.895 14
                      12/31/2008              22.895              17.203 12
                      12/31/2009              17.203              24.074 11
ALE 5  2.40%
                      12/31/2003              N/A              18.164 77
                      12/31/2004              18.164              19.482 310
                      12/31/2005              19.482              19.652 434
                      12/31/2006              19.652              20.984 510
                      12/31/2007              20.984              21.040 534
                      12/31/2008              21.040              15.738 423
                      12/31/2009              15.738              21.925 551

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2001              N/A              17.643 1
                      12/31/2002              17.643              15.618 83
                      12/31/2003              15.618              20.143 255
                      12/31/2004              20.143              21.758 231
                      12/31/2005              21.758              22.101 172
                      12/31/2006              22.101              23.764 183
                      12/31/2007              23.764              23.996 148
                      12/31/2008              23.996              18.075 114
                      12/31/2009              18.075              25.358 214
ALO 2  1.90%
                      12/31/2001              N/A              17.198 0
                      12/31/2002              17.198              15.194 26
                      12/31/2003              15.194              19.556 61
                      12/31/2004              19.556              21.082 61
                      12/31/2005              21.082              21.372 47
                      12/31/2006              21.372              22.934 48
                      12/31/2007              22.934              23.111 37
                      12/31/2008              23.111              17.374 28
                      12/31/2009              17.374              24.325 27
ALO 3  1.80%
                      12/31/2003              N/A              19.848 0
                      12/31/2004              19.848              21.417 1
                      12/31/2005              21.417              21.733 1
                      12/31/2006              21.733              23.346 2
                      12/31/2007              23.346              23.549 5
                      12/31/2008              23.549              17.721 4
                      12/31/2009              17.721              24.836 4
ALO 4  2.00%
                      12/31/2003              N/A              19.270 0
                      12/31/2004              19.270              20.752 1
                      12/31/2005              20.752              21.016 1
                      12/31/2006              21.016              22.530 1
                      12/31/2007              22.530              22.681 1
                      12/31/2008              22.681              17.034 0
                      12/31/2009              17.034              23.825 1
ALT 1  1.40%
                      12/31/2001              N/A              18.333 1
                      12/31/2002              18.333              16.277 69
                      12/31/2003              16.277              21.056 129
                      12/31/2004              21.056              22.813 113
                      12/31/2005              22.813              23.242 81
                      12/31/2006              23.242              25.066 67
                      12/31/2007              25.066              25.387 69
                      12/31/2008              25.387              19.180 23
                      12/31/2009              19.180              26.989 24
ALT 2  1.60%
                      12/31/2001              N/A              17.870 0
                      12/31/2002              17.870              15.835 2
                      12/31/2003              15.835              20.443 5
                      12/31/2004              20.443              22.104 5
                      12/31/2005              22.104              22.475 5
                      12/31/2006              22.475              24.190 5
                      12/31/2007              24.190              24.451 4
                      12/31/2008              24.451              18.436 4
                      12/31/2009              18.436              25.890 4

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

45

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              20.143 7
                      12/31/2004              20.143              21.758 27
                      12/31/2005              21.758              22.101 61
                      12/31/2006              22.101              23.764 56
                      12/31/2007              23.764              23.996 21
                      12/31/2008              23.996              18.075 18
                      12/31/2009              18.075              25.358 18
ALT 5  2.20%
                      12/31/2003              N/A              18.708 82
                      12/31/2004              18.708              20.107 270
                      12/31/2005              20.107              20.323 345
                      12/31/2006              20.323              21.743 407
                      12/31/2007              21.743              21.845 457
                      12/31/2008              21.845              16.373 503
                      12/31/2009              16.373              22.855 565
Franklin Income Securities Fund
ALE 1  1.90%
                      12/31/2001              N/A              26.630 0
                      12/31/2002              26.630              25.970 310
                      12/31/2003              25.970              33.563 632
                      12/31/2004              33.563              37.492 702
                      12/31/2005              37.492              37.378 830
                      12/31/2006              37.378              43.367 999
                      12/31/2007              43.367              44.144 894
                      12/31/2008              44.144              30.467 696
                      12/31/2009              30.467              40.534 611
ALE 3  1.80%
                      12/31/2003              N/A              34.063 6
                      12/31/2004              34.063              38.088 13
                      12/31/2005              38.088              38.011 23
                      12/31/2006              38.011              44.144 46
                      12/31/2007              44.144              44.981 69
                      12/31/2008              44.981              31.076 62
                      12/31/2009              31.076              41.385 52
ALE 4  1.95%
                      12/31/2003              N/A              33.316 0
                      12/31/2004              33.316              37.197 5
                      12/31/2005              37.197              37.066 12
                      12/31/2006              37.066              42.983 20
                      12/31/2007              42.983              43.732 20
                      12/31/2008              43.732              30.167 12
                      12/31/2009              30.167              40.115 13
ALE 5  2.40%
                      12/31/2003              N/A              31.173 37
                      12/31/2004              31.173              34.648 335
                      12/31/2005              34.648              34.371 806
                      12/31/2006              34.371              39.679 1133
                      12/31/2007              39.679              40.188 1483
                      12/31/2008              40.188              27.597 1311
                      12/31/2009              27.597              36.533 1204

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2001              N/A              27.320 0
                      12/31/2002              27.320              26.695 136
                      12/31/2003              26.695              34.570 312
                      12/31/2004              34.570              38.694 350
                      12/31/2005              38.694              38.654 375
                      12/31/2006              38.654              44.936 404
                      12/31/2007              44.936              45.834 422
                      12/31/2008              45.834              31.696 467
                      12/31/2009              31.696              42.254 412
ALO 2  1.90%
                      12/31/2001              N/A              26.630 0
                      12/31/2002              26.630              25.970 43
                      12/31/2003              25.970              33.563 81
                      12/31/2004              33.563              37.492 93
                      12/31/2005              37.492              37.378 93
                      12/31/2006              37.378              43.367 107
                      12/31/2007              43.367              44.144 104
                      12/31/2008              44.144              30.467 102
                      12/31/2009              30.467              40.534 89
ALO 3  1.80%
                      12/31/2003              N/A              34.063 0
                      12/31/2004              34.063              38.088 5
                      12/31/2005              38.088              38.011 5
                      12/31/2006              38.011              44.144 9
                      12/31/2007              44.144              44.981 10
                      12/31/2008              44.981              31.076 10
                      12/31/2009              31.076              41.385 11
ALO 4  2.00%
                      12/31/2003              N/A              33.071 0
                      12/31/2004              33.071              36.905 1
                      12/31/2005              36.905              36.757 2
                      12/31/2006              36.757              42.603 2
                      12/31/2007              42.603              43.323 2
                      12/31/2008              43.323              29.870 2
                      12/31/2009              29.870              39.700 2
ALT 1  1.40%
                      12/31/2001              N/A              28.387 1
                      12/31/2002              28.387              27.822 54
                      12/31/2003              27.822              36.137 71
                      12/31/2004              36.137              40.570 91
                      12/31/2005              40.570              40.649 88
                      12/31/2006              40.649              47.397 88
                      12/31/2007              47.397              48.490 63
                      12/31/2008              48.490              33.635 43
                      12/31/2009              33.635              44.972 33
ALT 2  1.60%
                      12/31/2001              N/A              27.671 0
                      12/31/2002              27.671              27.066 1
                      12/31/2003              27.066              35.085 4
                      12/31/2004              35.085              39.310 2
                      12/31/2005              39.310              39.308 1
                      12/31/2006              39.308              45.742 3
                      12/31/2007              45.742              46.703 2
                      12/31/2008              46.703              32.330 2
                      12/31/2009              32.330              43.142 2

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

46

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              34.570 2
                      12/31/2004              34.570              38.694 15
                      12/31/2005              38.694              38.654 45
                      12/31/2006              38.654              44.936 52
                      12/31/2007              44.936              45.834 48
                      12/31/2008              45.834              31.696 40
                      12/31/2009              31.696              42.254 33
ALT 5  2.20%
                      12/31/2003              N/A              32.108 7
                      12/31/2004              32.108              35.759 235
                      12/31/2005              35.759              35.544 755
                      12/31/2006              35.544              41.115 1228
                      12/31/2007              41.115              41.726 1633
                      12/31/2008              41.726              28.711 1580
                      12/31/2009              28.711              38.084 1396
Franklin Large Cap Growth Securities Fund
ALE 1  1.90%
                      12/31/2001              N/A              17.791 4
                      12/31/2002              17.791              13.408 498
                      12/31/2003              13.408              16.701 1074
                      12/31/2004              16.701              17.686 1157
                      12/31/2005              17.686              17.537 1130
                      12/31/2006              17.537              19.083 990
                      12/31/2007              19.083              19.889 824
                      12/31/2008              19.889              12.776 636
                      12/31/2009              12.776              16.262 565
ALE 3  1.80%
                      12/31/2003              N/A              16.830 7
                      12/31/2004              16.830              17.840 18
                      12/31/2005              17.840              17.708 24
                      12/31/2006              17.708              19.288 26
                      12/31/2007              19.288              20.122 28
                      12/31/2008              20.122              12.939 27
                      12/31/2009              12.939              16.486 27
ALE 4  1.95%
                      12/31/2003              N/A              16.637 7
                      12/31/2004              16.637              17.609 19
                      12/31/2005              17.609              17.453 29
                      12/31/2006              17.453              18.982 32
                      12/31/2007              18.982              19.773 28
                      12/31/2008              19.773              12.695 25
                      12/31/2009              12.695              16.152 22
ALE 5  2.40%
                      12/31/2003              N/A              16.072 180
                      12/31/2004              16.072              16.935 720
                      12/31/2005              16.935              16.709 1147
                      12/31/2006              16.709              18.092 1230
                      12/31/2007              18.092              18.761 1156
                      12/31/2008              18.761              11.991 1052
                      12/31/2009              11.991              15.187 960

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2001              N/A              17.994 2
                      12/31/2002              17.994              13.589 317
                      12/31/2003              13.589              16.959 702
                      12/31/2004              16.959              17.995 757
                      12/31/2005              17.995              17.880 699
                      12/31/2006              17.880              19.495 674
                      12/31/2007              19.495              20.359 503
                      12/31/2008              20.359              13.104 360
                      12/31/2009              13.104              16.713 315
ALO 2  1.90%
                      12/31/2001              N/A              17.791 1
                      12/31/2002              17.791              13.408 62
                      12/31/2003              13.408              16.701 116
                      12/31/2004              16.701              17.686 125
                      12/31/2005              17.686              17.537 126
                      12/31/2006              17.537              19.083 118
                      12/31/2007              19.083              19.889 90
                      12/31/2008              19.889              12.776 75
                      12/31/2009              12.776              16.262 72
ALO 3  1.80%
                      12/31/2003              N/A              16.830 1
                      12/31/2004              16.830              17.840 2
                      12/31/2005              17.840              17.708 2
                      12/31/2006              17.708              19.288 2
                      12/31/2007              19.288              20.122 1
                      12/31/2008              20.122              12.939 1
                      12/31/2009              12.939              16.486 1
ALO 4  2.00%
                      12/31/2003              N/A              16.573 0
                      12/31/2004              16.573              17.533 4
                      12/31/2005              17.533              17.369 4
                      12/31/2006              17.369              18.881 4
                      12/31/2007              18.881              19.658 4
                      12/31/2008              19.658              12.615 3
                      12/31/2009              12.615              16.041 3
ALT 1  1.40%
                      12/31/2001              N/A              18.303 5
                      12/31/2002              18.303              13.863 93
                      12/31/2003              13.863              17.354 135
                      12/31/2004              17.354              18.470 129
                      12/31/2005              18.470              18.406 114
                      12/31/2006              18.406              20.129 90
                      12/31/2007              20.129              21.084 69
                      12/31/2008              21.084              13.612 48
                      12/31/2009              13.612              17.413 40
ALT 2  1.60%
                      12/31/2001              N/A              18.096 0
                      12/31/2002              18.096              13.679 2
                      12/31/2003              13.679              17.090 4
                      12/31/2004              17.090              18.152 4
                      12/31/2005              18.152              18.054 4
                      12/31/2006              18.054              19.704 4
                      12/31/2007              19.704              20.598 4
                      12/31/2008              20.598              13.271 4
                      12/31/2009              13.271              16.944 4

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

47

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              16.959 20
                      12/31/2004              16.959              17.995 32
                      12/31/2005              17.995              17.880 61
                      12/31/2006              17.880              19.495 63
                      12/31/2007              19.495              20.359 47
                      12/31/2008              20.359              13.104 37
                      12/31/2009              13.104              16.713 33
ALT 5  2.20%
                      12/31/2003              N/A              16.321 151
                      12/31/2004              16.321              17.231 705
                      12/31/2005              17.231              17.036 1150
                      12/31/2006              17.036              18.482 1207
                      12/31/2007              18.482              19.204 1121
                      12/31/2008              19.204              12.299 986
                      12/31/2009              12.299              15.609 920
Franklin Rising Dividends Securities Fund
ALE 1  1.90%
                      12/31/2000              N/A              21.483 0
                      12/31/2001              21.483              23.937 73
                      12/31/2002              23.937              23.114 1006
                      12/31/2003              23.114              28.255 1895
                      12/31/2004              28.255              30.771 1981
                      12/31/2005              30.771              31.228 1801
                      12/31/2006              31.228              35.888 1557
                      12/31/2007              35.888              34.263 1232
                      12/31/2008              34.263              24.506 933
                      12/31/2009              24.506              28.216 837
ALE 3  1.80%
                      12/31/2003              N/A              28.594 16
                      12/31/2004              28.594              31.172 29
                      12/31/2005              31.172              31.666 39
                      12/31/2006              31.666              36.428 39
                      12/31/2007              36.428              34.813 37
                      12/31/2008              34.813              24.925 31
                      12/31/2009              24.925              28.727 26
ALE 4  1.95%
                      12/31/2003              N/A              28.087 5
                      12/31/2004              28.087              30.572 17
                      12/31/2005              30.572              31.011 20
                      12/31/2006              31.011              35.621 21
                      12/31/2007              35.621              33.990 18
                      12/31/2008              33.990              24.300 14
                      12/31/2009              24.300              27.964 13
ALE 5  2.40%
                      12/31/2003              N/A              26.617 202
                      12/31/2004              26.617              28.842 864
                      12/31/2005              28.842              29.124 1263
                      12/31/2006              29.124              33.304 1260
                      12/31/2007              33.304              31.637 1122
                      12/31/2008              31.637              22.515 945
                      12/31/2009              22.515              25.794 873

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2000              N/A              21.860 1
                      12/31/2001              21.860              24.405 73
                      12/31/2002              24.405              23.614 668
                      12/31/2003              23.614              28.924 1135
                      12/31/2004              28.924              31.562 1165
                      12/31/2005              31.562              32.095 1037
                      12/31/2006              32.095              36.958 872
                      12/31/2007              36.958              35.356 689
                      12/31/2008              35.356              25.339 432
                      12/31/2009              25.339              29.233 379
ALO 2  1.90%
                      12/31/2001              N/A              23.937 1
                      12/31/2002              23.937              23.114 140
                      12/31/2003              23.114              28.255 218
                      12/31/2004              28.255              30.771 226
                      12/31/2005              30.771              31.228 190
                      12/31/2006              31.228              35.888 164
                      12/31/2007              35.888              34.263 129
                      12/31/2008              34.263              24.506 97
                      12/31/2009              24.506              28.216 83
ALO 3  1.80%
                      12/31/2003              N/A              28.594 0
                      12/31/2004              28.594              31.172 3
                      12/31/2005              31.172              31.666 4
                      12/31/2006              31.666              36.428 4
                      12/31/2007              36.428              34.813 4
                      12/31/2008              34.813              24.925 3
                      12/31/2009              24.925              28.727 2
ALO 4  2.00%
                      12/31/2003              N/A              27.919 0
                      12/31/2004              27.919              30.375 7
                      12/31/2005              30.375              30.795 7
                      12/31/2006              30.795              35.356 8
                      12/31/2007              35.356              33.720 8
                      12/31/2008              33.720              24.095 2
                      12/31/2009              24.095              27.714 2
ALT 1  1.40%
                      12/31/2000              N/A              22.438 4
                      12/31/2001              22.438              25.126 54
                      12/31/2002              25.126              24.384 201
                      12/31/2003              24.384              29.957 228
                      12/31/2004              29.957              32.788 235
                      12/31/2005              32.788              33.442 213
                      12/31/2006              33.442              38.624 175
                      12/31/2007              38.624              37.061 118
                      12/31/2008              37.061              26.641 79
                      12/31/2009              26.641              30.828 53
ALT 2  1.60%
                      12/31/2001              N/A              24.548 0
                      12/31/2002              24.548              23.776 6
                      12/31/2003              23.776              29.151 6
                      12/31/2004              29.151              31.842 5
                      12/31/2005              31.842              32.412 5
                      12/31/2006              32.412              37.361 5
                      12/31/2007              37.361              35.776 4
                      12/31/2008              35.776              25.666 3
                      12/31/2009              25.666              29.640 3

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

48

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              28.938 13
                      12/31/2004              28.938              31.578 36
                      12/31/2005              31.578              32.111 59
                      12/31/2006              32.111              36.977 53
                      12/31/2007              36.977              35.373 39
                      12/31/2008              35.373              25.351 32
                      12/31/2009              25.351              29.247 30
ALT 5  2.20%
                      12/31/2003              N/A              27.260 144
                      12/31/2004              27.260              29.598 658
                      12/31/2005              29.598              29.948 1081
                      12/31/2006              29.948              34.315 1111
                      12/31/2007              34.315              32.662 954
                      12/31/2008              32.662              23.291 825
                      12/31/2009              23.291              26.737 772
Franklin Small Cap Value Securities Fund
ALE 1  1.90%
                      12/31/2001              N/A              10.479 0
                      12/31/2002              10.479              9.330 1000
                      12/31/2003              9.330              12.095 1813
                      12/31/2004              12.095              14.684 1958
                      12/31/2005              14.684              15.671 1827
                      12/31/2006              15.671              17.989 1573
                      12/31/2007              17.989              17.228 1187
                      12/31/2008              17.228              11.322 911
                      12/31/2009              11.322              14.348 725
ALE 3  1.80%
                      12/31/2003              N/A              12.163 25
                      12/31/2004              12.163              14.782 43
                      12/31/2005              14.782              15.792 36
                      12/31/2006              15.792              18.145 33
                      12/31/2007              18.145              17.396 30
                      12/31/2008              17.396              11.444 21
                      12/31/2009              11.444              14.517 20
ALE 4  1.95%
                      12/31/2003              N/A              12.060 3
                      12/31/2004              12.060              14.635 18
                      12/31/2005              14.635              15.611 22
                      12/31/2006              15.611              17.911 19
                      12/31/2007              17.911              17.145 16
                      12/31/2008              17.145              11.262 12
                      12/31/2009              11.262              14.265 10
ALE 5  2.40%
                      12/31/2003              N/A              11.756 170
                      12/31/2004              11.756              14.202 887
                      12/31/2005              14.202              15.082 1114
                      12/31/2006              15.082              17.225 952
                      12/31/2007              17.225              16.415 814
                      12/31/2008              16.415              10.734 674
                      12/31/2009              10.734              13.535 634

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2001              N/A              10.556 2
                      12/31/2002              10.556              9.417 568
                      12/31/2003              9.417              12.233 1048
                      12/31/2004              12.233              14.881 1206
                      12/31/2005              14.881              15.914 1076
                      12/31/2006              15.914              18.303 970
                      12/31/2007              18.303              17.565 659
                      12/31/2008              17.565              11.567 465
                      12/31/2009              11.567              14.687 390
ALO 2  1.90%
                      12/31/2001              N/A              10.479 1
                      12/31/2002              10.479              9.330 104
                      12/31/2003              9.330              12.095 160
                      12/31/2004              12.095              14.684 179
                      12/31/2005              14.684              15.671 169
                      12/31/2006              15.671              17.989 122
                      12/31/2007              17.989              17.228 108
                      12/31/2008              17.228              11.322 81
                      12/31/2009              11.322              14.348 64
ALO 3  1.80%
                      12/31/2003              N/A              12.163 1
                      12/31/2004              12.163              14.782 2
                      12/31/2005              14.782              15.792 2
                      12/31/2006              15.792              18.145 1
                      12/31/2007              18.145              17.396 1
                      12/31/2008              17.396              11.444 1
                      12/31/2009              11.444              14.517 1
ALO 4  2.00%
                      12/31/2003              N/A              12.026 0
                      12/31/2004              12.026              14.586 0
                      12/31/2005              14.586              15.552 0
                      12/31/2006              15.552              17.833 0
                      12/31/2007              17.833              17.062 0
                      12/31/2008              17.062              11.202 0
                      12/31/2009              11.202              14.182 0
ALT 1  1.40%
                      12/31/2001              N/A              10.673 1
                      12/31/2002              10.673              9.550 129
                      12/31/2003              9.550              12.442 104
                      12/31/2004              12.442              15.182 115
                      12/31/2005              15.182              16.284 102
                      12/31/2006              16.284              18.785 82
                      12/31/2007              18.785              18.082 55
                      12/31/2008              18.082              11.943 45
                      12/31/2009              11.943              15.211 41
ALT 2  1.60%
                      12/31/2001              N/A              10.595 0
                      12/31/2002              10.595              9.461 3
                      12/31/2003              9.461              12.302 5
                      12/31/2004              12.302              14.981 5
                      12/31/2005              14.981              16.036 5
                      12/31/2006              16.036              18.463 5
                      12/31/2007              18.463              17.736 5
                      12/31/2008              17.736              11.691 3
                      12/31/2009              11.691              14.860 2

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

49

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              12.233 4
                      12/31/2004              12.233              14.881 16
                      12/31/2005              14.881              15.914 35
                      12/31/2006              15.914              18.303 31
                      12/31/2007              18.303              17.565 24
                      12/31/2008              17.565              11.567 18
                      12/31/2009              11.567              14.687 16
ALT 5  2.20%
                      12/31/2003              N/A              11.891 108
                      12/31/2004              11.891              14.393 627
                      12/31/2005              14.393              15.315 834
                      12/31/2006              15.315              17.527 776
                      12/31/2007              17.527              16.735 664
                      12/31/2008              16.735              10.965 554
                      12/31/2009              10.965              13.854 507
Franklin Small-Mid Cap Growth Securities Fund
ALE 1  1.90%
                      12/31/2000              N/A              23.236 13
                      12/31/2001              23.236              19.321 81
                      12/31/2002              19.321              13.520 1073
                      12/31/2003              13.520              18.205 1696
                      12/31/2004              18.205              19.911 1634
                      12/31/2005              19.911              20.473 1448
                      12/31/2006              20.473              21.835 1234
                      12/31/2007              21.835              23.830 906
                      12/31/2008              23.830              13.445 734
                      12/31/2009              13.445              18.940 639
ALE 3  1.80%
                      12/31/2003              N/A              18.355 5
                      12/31/2004              18.355              20.095 18
                      12/31/2005              20.095              20.682 18
                      12/31/2006              20.682              22.080 20
                      12/31/2007              22.080              24.122 20
                      12/31/2008              24.122              13.623 18
                      12/31/2009              13.623              19.210 14
ALE 4  1.95%
                      12/31/2003              N/A              18.131 1
                      12/31/2004              18.131              19.820 6
                      12/31/2005              19.820              20.369 6
                      12/31/2006              20.369              21.713 7
                      12/31/2007              21.713              23.685 5
                      12/31/2008              23.685              13.357 4
                      12/31/2009              13.357              18.806 2
ALE 5  2.40%
                      12/31/2003              N/A              17.476 159
                      12/31/2004              17.476              19.019 549
                      12/31/2005              19.019              19.457 680
                      12/31/2006              19.457              20.649 654
                      12/31/2007              20.649              22.422 629
                      12/31/2008              22.422              12.587 571
                      12/31/2009              12.587              17.644 511

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2000              N/A              23.470 20
                      12/31/2001              23.470              19.554 94
                      12/31/2002              19.554              13.710 517
                      12/31/2003              13.710              18.499 847
                      12/31/2004              18.499              20.274 822
                      12/31/2005              20.274              20.887 757
                      12/31/2006              20.887              22.321 650
                      12/31/2007              22.321              24.409 493
                      12/31/2008              24.409              13.799 370
                      12/31/2009              13.799              19.478 324
ALO 2  1.90%
                      12/31/2001              N/A              19.321 0
                      12/31/2002              19.321              13.520 98
                      12/31/2003              13.520              18.205 143
                      12/31/2004              18.205              19.911 141
                      12/31/2005              19.911              20.473 128
                      12/31/2006              20.473              21.835 100
                      12/31/2007              21.835              23.830 77
                      12/31/2008              23.830              13.445 57
                      12/31/2009              13.445              18.940 52
ALO 3  1.80%
                      12/31/2003              N/A              18.355 3
                      12/31/2004              18.355              20.095 6
                      12/31/2005              20.095              20.682 6
                      12/31/2006              20.682              22.080 7
                      12/31/2007              22.080              24.122 5
                      12/31/2008              24.122              13.623 4
                      12/31/2009              13.623              19.210 4
ALO 4  2.00%
                      12/31/2000              N/A              N/A N/A
                      12/31/2003              N/A              18.057 0
                      12/31/2004              18.057              19.730 1
                      12/31/2005              19.730              20.266 1
                      12/31/2006              20.266              21.592 1
                      12/31/2007              21.592              23.541 1
                      12/31/2008              23.541              13.269 0
                      12/31/2009              13.269              18.673 0
ALT 1  1.40%
                      12/31/2000              N/A              23.825 30
                      12/31/2001              23.825              19.910 86
                      12/31/2002              19.910              14.002 171
                      12/31/2003              14.002              18.949 207
                      12/31/2004              18.949              20.829 176
                      12/31/2005              20.829              21.524 158
                      12/31/2006              21.524              23.070 109
                      12/31/2007              23.070              25.305 80
                      12/31/2008              25.305              14.349 56
                      12/31/2009              14.349              20.315 45

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

50

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 2  1.60%
                      12/31/2001              N/A              19.613 0
                      12/31/2002              19.613              13.765 3
                      12/31/2003              13.765              18.592 7
                      12/31/2004              18.592              20.396 5
                      12/31/2005              20.396              21.033 5
                      12/31/2006              21.033              22.500 5
                      12/31/2007              22.500              24.630 5
                      12/31/2008              24.630              13.938 4
                      12/31/2009              13.938              19.694 4
ALT 4  1.70%
                      12/31/2003              N/A              18.506 5
                      12/31/2004              18.506              20.280 13
                      12/31/2005              20.280              20.894 19
                      12/31/2006              20.894              22.328 17
                      12/31/2007              22.328              24.417 13
                      12/31/2008              24.417              13.804 11
                      12/31/2009              13.804              19.485 11
ALT 5  2.20%
                      12/31/2003              N/A              17.765 118
                      12/31/2004              17.765              19.371 442
                      12/31/2005              19.371              19.857 614
                      12/31/2006              19.857              21.115 612
                      12/31/2007              21.115              22.975 570
                      12/31/2008              22.975              12.924 500
                      12/31/2009              12.924              18.151 449
Franklin Templeton VIP Founding Funds Allocation Fund
ALE 1  1.90%
                      12/31/2007              N/A              9.223 107
                      12/31/2008              9.223              5.803 161
                      12/31/2009              5.803              7.417 302
ALE 3  1.80%
                      12/31/2007              N/A              9.228 4
                      12/31/2008              9.228              5.812 4
                      12/31/2009              5.812              7.435 5
ALE 4  1.95%
                      12/31/2007              N/A              9.221 0
                      12/31/2008              9.221              5.799 1
                      12/31/2009              5.799              7.407 1
ALE 5  2.40%
                      12/31/2007              N/A              9.200 17
                      12/31/2008              9.200              5.760 348
                      12/31/2009              5.760              7.325 425
ALO 1  1.70%
                      12/31/2007              N/A              9.232 44
                      12/31/2008              9.232              5.821 129
                      12/31/2009              5.821              7.454 29
ALO 2  1.90%
                      12/31/2007              N/A              9.223 0
                      12/31/2008              9.223              5.803 18
                      12/31/2009              5.803              7.417 14
ALO 3  1.80%
                      12/31/2007              N/A              9.228 11
                      12/31/2008              9.228              5.812 14
                      12/31/2009              5.812              7.435 3

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 4  2.00%
                      12/31/2007              N/A              9.219 0
                      12/31/2008              9.219              5.795 0
                      12/31/2009              5.795              7.398 0
ALT 1  1.40%
                      12/31/2007              N/A              9.246 0
                      12/31/2008              9.246              5.847 9
                      12/31/2009              5.847              7.510 12
ALT 2  1.60%
                      12/31/2007              N/A              9.237 0
                      12/31/2008              9.237              5.829 0
                      12/31/2009              5.829              7.472 0
ALT 4  1.70%
                      12/31/2007              N/A              9.232 0
                      12/31/2008              9.232              5.821 0
                      12/31/2009              5.821              7.454 12
ALT 5  2.20%
                      12/31/2007              N/A              9.210 101
                      12/31/2008              9.210              5.777 374
                      12/31/2009              5.777              7.361 675
Franklin U.S. Government Fund
ALE 1  1.90%
                      12/31/2000              N/A              19.262 1
                      12/31/2001              19.262              20.290 77
                      12/31/2002              20.290              21.854 1523
                      12/31/2003              21.854              21.917 2450
                      12/31/2004              21.917              22.251 2174
                      12/31/2005              22.251              22.358 1972
                      12/31/2006              22.358              22.819 1736
                      12/31/2007              22.819              23.866 1425
                      12/31/2008              23.866              25.193 1252
                      12/31/2009              25.193              25.484 1076
ALE 3  1.80%
                      12/31/2003              N/A              22.178 8
                      12/31/2004              22.178              22.538 23
                      12/31/2005              22.538              22.669 31
                      12/31/2006              22.669              23.160 29
                      12/31/2007              23.160              24.248 38
                      12/31/2008              24.248              25.621 54
                      12/31/2009              25.621              25.943 40
ALE 4  1.95%
                      12/31/2003              N/A              21.692 2
                      12/31/2004              21.692              22.011 10
                      12/31/2005              22.011              22.106 11
                      12/31/2006              22.106              22.551 12
                      12/31/2007              22.551              23.574 12
                      12/31/2008              23.574              24.872 17
                      12/31/2009              24.872              25.146 14
ALE 5  2.40%
                      12/31/2003              N/A              20.296 239
                      12/31/2004              20.296              20.502 669
                      12/31/2005              20.502              20.498 1012
                      12/31/2006              20.498              20.817 1043
                      12/31/2007              20.817              21.664 1063
                      12/31/2008              21.664              22.753 1253
                      12/31/2009              22.753              22.901 1112

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

51

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2000              N/A              19.717 16
                      12/31/2001              19.717              20.811 87
                      12/31/2002              20.811              22.460 816
                      12/31/2003              22.460              22.570 1127
                      12/31/2004              22.570              22.960 997
                      12/31/2005              22.960              23.117 968
                      12/31/2006              23.117              23.641 861
                      12/31/2007              23.641              24.776 646
                      12/31/2008              24.776              26.205 528
                      12/31/2009              26.205              26.561 555
ALO 2  1.90%
                      12/31/2001              N/A              20.290 2
                      12/31/2002              20.290              21.854 134
                      12/31/2003              21.854              21.917 230
                      12/31/2004              21.917              22.251 190
                      12/31/2005              22.251              22.358 189
                      12/31/2006              22.358              22.819 162
                      12/31/2007              22.819              23.866 145
                      12/31/2008              23.866              25.193 122
                      12/31/2009              25.193              25.484 101
ALO 3  1.80%
                      12/31/2003              N/A              22.178 0
                      12/31/2004              22.178              22.538 2
                      12/31/2005              22.538              22.669 2
                      12/31/2006              22.669              23.160 3
                      12/31/2007              23.160              24.248 3
                      12/31/2008              24.248              25.621 3
                      12/31/2009              25.621              25.943 2
ALO 4  2.00%
                      12/31/2003              N/A              21.532 0
                      12/31/2004              21.532              21.838 1
                      12/31/2005              21.838              21.921 2
                      12/31/2006              21.921              22.351 1
                      12/31/2007              22.351              23.354 1
                      12/31/2008              23.354              24.627 1
                      12/31/2009              24.627              24.886 1
ALT 1  1.40%
                      12/31/2000              N/A              20.421 4
                      12/31/2001              20.421              21.619 89
                      12/31/2002              21.619              23.402 400
                      12/31/2003              23.402              23.587 391
                      12/31/2004              23.587              24.067 320
                      12/31/2005              24.067              24.304 291
                      12/31/2006              24.304              24.929 234
                      12/31/2007              24.929              26.205 172
                      12/31/2008              26.205              27.800 161
                      12/31/2009              27.800              28.262 136
ALT 2  1.60%
                      12/31/2001              N/A              21.021 0
                      12/31/2002              21.021              22.709 14
                      12/31/2003              22.709              22.843 12
                      12/31/2004              22.843              23.261 7
                      12/31/2005              23.261              23.443 4
                      12/31/2006              23.443              23.998 3
                      12/31/2007              23.998              25.176 3
                      12/31/2008              25.176              26.655 3
                      12/31/2009              26.655              27.044 3

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              22.508 13
                      12/31/2004              22.508              22.897 39
                      12/31/2005              22.897              23.053 59
                      12/31/2006              23.053              23.576 52
                      12/31/2007              23.576              24.707 56
                      12/31/2008              24.707              26.133 49
                      12/31/2009              26.133              26.488 45
ALT 5  2.20%
                      12/31/2003              N/A              20.905 133
                      12/31/2004              20.905              21.160 424
                      12/31/2005              21.160              21.198 617
                      12/31/2006              21.198              21.571 748
                      12/31/2007              21.571              22.493 740
                      12/31/2008              22.493              23.672 946
                      12/31/2009              23.672              23.873 881
Franklin Zero Coupon Fund 2010
ALE 1  1.90%
                      12/31/2001              N/A              27.639 1
                      12/31/2002              27.639              32.570 131
                      12/31/2003              32.570              33.105 201
                      12/31/2004              33.105              34.012 160
                      12/31/2005              34.012              33.886 177
                      12/31/2006              33.886              34.152 150
                      12/31/2007              34.152              36.395 118
                      12/31/2008              36.395              38.385 157
                      12/31/2009              38.385              37.830 99
ALE 3  1.80%
                      12/31/2003              N/A              33.597 1
                      12/31/2004              33.597              34.553 2
                      12/31/2005              34.553              34.459 3
                      12/31/2006              34.459              34.765 3
                      12/31/2007              34.765              37.085 3
                      12/31/2008              37.085              39.152 3
                      12/31/2009              39.152              38.624 2
ALE 4  1.95%
                      12/31/2003              N/A              32.861 1
                      12/31/2004              32.861              33.745 2
                      12/31/2005              33.745              33.603 4
                      12/31/2006              33.603              33.850 3
                      12/31/2007              33.850              36.055 2
                      12/31/2008              36.055              38.007 4
                      12/31/2009              38.007              37.439 3
ALE 5  2.40%
                      12/31/2003              N/A              30.747 23
                      12/31/2004              30.747              31.432 68
                      12/31/2005              31.432              31.160 108
                      12/31/2006              31.160              31.248 108
                      12/31/2007              31.248              33.133 117
                      12/31/2008              33.133              34.770 177
                      12/31/2009              34.770              34.096 158

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

52

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2001              N/A              28.354 0
                      12/31/2002              28.354              33.480 51
                      12/31/2003              33.480              34.098 72
                      12/31/2004              34.098              35.103 65
                      12/31/2005              35.103              35.043 71
                      12/31/2006              35.043              35.388 59
                      12/31/2007              35.388              37.788 63
                      12/31/2008              37.788              39.934 50
                      12/31/2009              39.934              39.435 36
ALO 2  1.90%
                      12/31/2001              N/A              27.639 0
                      12/31/2002              27.639              32.570 21
                      12/31/2003              32.570              33.105 28
                      12/31/2004              33.105              34.012 24
                      12/31/2005              34.012              33.886 24
                      12/31/2006              33.886              34.152 21
                      12/31/2007              34.152              36.395 16
                      12/31/2008              36.395              38.385 16
                      12/31/2009              38.385              37.830 13
ALO 3  1.80%
                      12/31/2003              N/A              33.597 0
                      12/31/2004              33.597              34.553 0
                      12/31/2005              34.553              34.459 0
                      12/31/2006              34.459              34.765 0
                      12/31/2007              34.765              37.085 0
                      12/31/2008              37.085              39.152 1
                      12/31/2009              39.152              38.624 1
ALO 4  2.00%
                      12/31/2003              N/A              32.619 0
                      12/31/2004              32.619              33.480 0
                      12/31/2005              33.480              33.322 1
                      12/31/2006              33.322              33.550 1
                      12/31/2007              33.550              35.718 1
                      12/31/2008              35.718              37.633 1
                      12/31/2009              37.633              37.052 2
ALT 1  1.40%
                      12/31/2001              N/A              29.462 44
                      12/31/2002              29.462              34.892 25
                      12/31/2003              34.892              35.643 29
                      12/31/2004              35.643              36.804 22
                      12/31/2005              36.804              36.851 23
                      12/31/2006              36.851              37.326 20
                      12/31/2007              37.326              39.978 16
                      12/31/2008              39.978              42.376 12
                      12/31/2009              42.376              41.972 10
ALT 2  1.60%
                      12/31/2001              N/A              28.719 0
                      12/31/2002              28.719              33.944 0
                      12/31/2003              33.944              34.605 0
                      12/31/2004              34.605              35.661 0
                      12/31/2005              35.661              35.635 0
                      12/31/2006              35.635              36.023 0
                      12/31/2007              36.023              38.504 1
                      12/31/2008              38.504              40.732 1
                      12/31/2009              40.732              40.263 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              34.098 1
                      12/31/2004              34.098              35.103 5
                      12/31/2005              35.103              35.043 7
                      12/31/2006              35.043              35.388 9
                      12/31/2007              35.388              37.788 7
                      12/31/2008              37.788              39.934 10
                      12/31/2009              39.934              39.435 5
ALT 5  2.20%
                      12/31/2003              N/A              31.669 15
                      12/31/2004              31.669              32.439 60
                      12/31/2005              32.439              32.223 96
                      12/31/2006              32.223              32.379 105
                      12/31/2007              32.379              34.401 114
                      12/31/2008              34.401              36.173 222
                      12/31/2009              36.173              35.543 142
Mutual Global Discovery Securities Fund
ALE 1  1.90%
                      12/31/2000              N/A              14.598 5
                      12/31/2001              14.598              14.355 36
                      12/31/2002              14.355              12.761 1216
                      12/31/2003              12.761              16.151 2530
                      12/31/2004              16.151              18.729 2511
                      12/31/2005              18.729              21.312 2722
                      12/31/2006              21.312              25.733 2814
                      12/31/2007              25.733              28.237 2431
                      12/31/2008              28.237              19.821 1996
                      12/31/2009              19.821              23.982 1741
ALE 3  1.80%
                      12/31/2003              N/A              16.267 20
                      12/31/2004              16.267              18.882 32
                      12/31/2005              18.882              21.508 47
                      12/31/2006              21.508              25.995 64
                      12/31/2007              25.995              28.554 78
                      12/31/2008              28.554              20.063 69
                      12/31/2009              20.063              24.300 48
ALE 4  1.95%
                      12/31/2003              N/A              16.093 5
                      12/31/2004              16.093              18.653 18
                      12/31/2005              18.653              21.214 26
                      12/31/2006              21.214              25.602 37
                      12/31/2007              25.602              28.080 34
                      12/31/2008              28.080              19.701 29
                      12/31/2009              19.701              23.825 24
ALE 5  2.40%
                      12/31/2003              N/A              15.584 273
                      12/31/2004              15.584              17.981 905
                      12/31/2005              17.981              20.358 1573
                      12/31/2006              20.358              24.459 2173
                      12/31/2007              24.459              26.705 2313
                      12/31/2008              26.705              18.652 2252
                      12/31/2009              18.652              22.455 2151

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

53

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2000              N/A              14.714 5
                      12/31/2001              14.714              14.499 94
                      12/31/2002              14.499              12.915 658
                      12/31/2003              12.915              16.378 1227
                      12/31/2004              16.378              19.030 1283
                      12/31/2005              19.030              21.698 1511
                      12/31/2006              21.698              26.251 1548
                      12/31/2007              26.251              28.864 1306
                      12/31/2008              28.864              20.302 1035
                      12/31/2009              20.302              24.613 849
ALO 2  1.90%
                      12/31/2001              N/A              14.355 3
                      12/31/2002              14.355              12.761 191
                      12/31/2003              12.761              16.151 285
                      12/31/2004              16.151              18.729 286
                      12/31/2005              18.729              21.312 286
                      12/31/2006              21.312              25.733 269
                      12/31/2007              25.733              28.237 242
                      12/31/2008              28.237              19.821 210
                      12/31/2009              19.821              23.982 170
ALO 3  1.80%
                      12/31/2003              N/A              16.267 0
                      12/31/2004              16.267              18.882 3
                      12/31/2005              18.882              21.508 5
                      12/31/2006              21.508              25.995 9
                      12/31/2007              25.995              28.554 10
                      12/31/2008              28.554              20.063 12
                      12/31/2009              20.063              24.300 14
ALO 4  2.00%
                      12/31/2003              N/A              16.036 0
                      12/31/2004              16.036              18.577 1
                      12/31/2005              18.577              21.117 2
                      12/31/2006              21.117              25.473 3
                      12/31/2007              25.473              27.924 3
                      12/31/2008              27.924              19.582 2
                      12/31/2009              19.582              23.669 2
ALT 1  1.40%
                      12/31/2000              N/A              14.890 14
                      12/31/2001              14.890              14.717 54
                      12/31/2002              14.717              13.148 170
                      12/31/2003              13.148              16.724 211
                      12/31/2004              16.724              19.491 227
                      12/31/2005              19.491              22.290 254
                      12/31/2006              22.290              27.048 251
                      12/31/2007              27.048              29.830 179
                      12/31/2008              29.830              21.045 103
                      12/31/2009              21.045              25.590 72
ALT 2  1.60%
                      12/31/2001              N/A              14.535 5
                      12/31/2002              14.535              12.959 5
                      12/31/2003              12.959              16.451 9
                      12/31/2004              16.451              19.134 9
                      12/31/2005              19.134              21.838 10
                      12/31/2006              21.838              26.448 12
                      12/31/2007              26.448              29.109 12
                      12/31/2008              29.109              20.495 11
                      12/31/2009              20.495              24.872 10

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              16.384 18
                      12/31/2004              16.384              19.037 30
                      12/31/2005              19.037              21.705 54
                      12/31/2006              21.705              26.260 66
                      12/31/2007              26.260              28.874 70
                      12/31/2008              28.874              20.309 49
                      12/31/2009              20.309              24.622 42
ALT 5  2.20%
                      12/31/2003              N/A              15.808 153
                      12/31/2004              15.808              18.276 741
                      12/31/2005              18.276              20.734 1595
                      12/31/2006              20.734              24.961 2179
                      12/31/2007              24.961              27.308 2516
                      12/31/2008              27.308              19.111 2314
                      12/31/2009              19.111              23.054 2198
Mutual Shares Securities Fund
ALE 1  1.90%
                      12/31/2000              N/A              14.491 9
                      12/31/2001              14.491              15.219 149
                      12/31/2002              15.219              13.168 1514
                      12/31/2003              13.168              16.170 2813
                      12/31/2004              16.170              17.869 2839
                      12/31/2005              17.869              19.384 3037
                      12/31/2006              19.384              22.516 3206
                      12/31/2007              22.516              22.858 2643
                      12/31/2008              22.858              14.105 2022
                      12/31/2009              14.105              17.444 1769
ALE 3  1.80%
                      12/31/2003              N/A              16.286 26
                      12/31/2004              16.286              18.015 38
                      12/31/2005              18.015              19.562 67
                      12/31/2006              19.562              22.745 100
                      12/31/2007              22.745              23.115 148
                      12/31/2008              23.115              14.277 137
                      12/31/2009              14.277              17.675 120
ALE 4  1.95%
                      12/31/2003              N/A              16.112 3
                      12/31/2004              16.112              17.796 9
                      12/31/2005              17.796              19.295 21
                      12/31/2006              19.295              22.402 41
                      12/31/2007              22.402              22.731 41
                      12/31/2008              22.731              14.019 34
                      12/31/2009              14.019              17.330 31
ALE 5  2.40%
                      12/31/2003              N/A              15.602 311
                      12/31/2004              15.602              17.155 1112
                      12/31/2005              17.155              18.517 2019
                      12/31/2006              18.517              21.402 3068
                      12/31/2007              21.402              21.618 3202
                      12/31/2008              21.618              13.273 2884
                      12/31/2009              13.273              16.333 2789

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

54

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2000              N/A              14.607 9
                      12/31/2001              14.607              15.371 214
                      12/31/2002              15.371              13.327 1013
                      12/31/2003              13.327              16.397 1699
                      12/31/2004              16.397              18.156 1713
                      12/31/2005              18.156              19.735 1804
                      12/31/2006              19.735              22.969 1837
                      12/31/2007              22.969              23.365 1611
                      12/31/2008              23.365              14.447 1142
                      12/31/2009              14.447              17.903 958
ALO 2  1.90%
                      12/31/2001              N/A              15.219 3
                      12/31/2002              15.219              13.168 197
                      12/31/2003              13.168              16.170 311
                      12/31/2004              16.170              17.869 291
                      12/31/2005              17.869              19.384 308
                      12/31/2006              19.384              22.516 343
                      12/31/2007              22.516              22.858 277
                      12/31/2008              22.858              14.105 228
                      12/31/2009              14.105              17.444 203
ALO 3  1.80%
                      12/31/2003              N/A              16.286 7
                      12/31/2004              16.286              18.015 8
                      12/31/2005              18.015              19.562 4
                      12/31/2006              19.562              22.745 12
                      12/31/2007              22.745              23.115 17
                      12/31/2008              23.115              14.277 16
                      12/31/2009              14.277              17.675 20
ALO 4  2.00%
                      12/31/2003              N/A              16.055 0
                      12/31/2004              16.055              17.723 3
                      12/31/2005              17.723              19.207 5
                      12/31/2006              19.207              22.288 6
                      12/31/2007              22.288              22.605 6
                      12/31/2008              22.605              13.934 5
                      12/31/2009              13.934              17.216 5
ALT 1  1.40%
                      12/31/2000              N/A              14.782 28
                      12/31/2001              14.782              15.602 133
                      12/31/2002              15.602              13.568 326
                      12/31/2003              13.568              16.744 350
                      12/31/2004              16.744              18.596 331
                      12/31/2005              18.596              20.273 296
                      12/31/2006              20.273              23.667 260
                      12/31/2007              23.667              24.148 207
                      12/31/2008              24.148              14.975 143
                      12/31/2009              14.975              18.614 122
ALT 2  1.60%
                      12/31/2001              N/A              15.467 0
                      12/31/2002              15.467              13.424 11
                      12/31/2003              13.424              16.533 18
                      12/31/2004              16.533              18.325 14
                      12/31/2005              18.325              19.938 13
                      12/31/2006              19.938              23.229 11
                      12/31/2007              23.229              23.654 5
                      12/31/2008              23.654              14.640 5
                      12/31/2009              14.640              18.160 5

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              16.403 17
                      12/31/2004              16.403              18.162 42
                      12/31/2005              18.162              19.742 93
                      12/31/2006              19.742              22.977 113
                      12/31/2007              22.977              23.374 111
                      12/31/2008              23.374              14.452 75
                      12/31/2009              14.452              17.909 59
ALT 5  2.20%
                      12/31/2003              N/A              15.827 185
                      12/31/2004              15.827              17.437 782
                      12/31/2005              17.437              18.859 1855
                      12/31/2006              18.859              21.840 2863
                      12/31/2007              21.840              22.106 3530
                      12/31/2008              22.106              13.600 3278
                      12/31/2009              13.600              16.769 3150
Oppenheimer Global Securities Fund/VA
ALE 1  1.90%
                      12/31/2000              N/A              10.331 33
                      12/31/2001              10.331              8.916 238
                      12/31/2002              8.916              6.812 3056
                      12/31/2003              6.812              9.559 5544
                      12/31/2004              9.559              11.175 5554
                      12/31/2005              11.175              12.535 5152
                      12/31/2006              12.535              14.475 4627
                      12/31/2007              14.475              15.099 3621
                      12/31/2008              15.099              8.860 2745
                      12/31/2009              8.860              12.151 2276
ALE 3  1.80%
                      12/31/2003              N/A              9.596 27
                      12/31/2004              9.596              11.231 35
                      12/31/2005              11.231              12.609 34
                      12/31/2006              12.609              14.576 34
                      12/31/2007              14.576              15.219 34
                      12/31/2008              15.219              8.940 33
                      12/31/2009              8.940              12.273 12
ALE 4  1.95%
                      12/31/2003              N/A              9.540 22
                      12/31/2004              9.540              11.148 30
                      12/31/2005              11.148              12.498 29
                      12/31/2006              12.498              14.425 28
                      12/31/2007              14.425              15.039 20
                      12/31/2008              15.039              8.821 19
                      12/31/2009              8.821              12.091 17
ALE 5  2.40%
                      12/31/2003              N/A              9.373 627
                      12/31/2004              9.373              10.904 1374
                      12/31/2005              10.904              12.169 1226
                      12/31/2006              12.169              13.983 1117
                      12/31/2007              13.983              14.512 961
                      12/31/2008              14.512              8.474 823
                      12/31/2009              8.474              11.563 726

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

55

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2000              N/A              10.350 65
                      12/31/2001              10.350              8.950 460
                      12/31/2002              8.950              6.852 1839
                      12/31/2003              6.852              9.634 3121
                      12/31/2004              9.634              11.286 3057
                      12/31/2005              11.286              12.684 2605
                      12/31/2006              12.684              14.677 2282
                      12/31/2007              14.677              15.340 1771
                      12/31/2008              15.340              9.020 1197
                      12/31/2009              9.020              12.395 983
ALO 2  1.90%
                      12/31/2001              N/A              8.916 1
                      12/31/2002              8.916              6.812 256
                      12/31/2003              6.812              9.559 380
                      12/31/2004              9.559              11.175 366
                      12/31/2005              11.175              12.535 331
                      12/31/2006              12.535              14.475 293
                      12/31/2007              14.475              15.099 216
                      12/31/2008              15.099              8.860 166
                      12/31/2009              8.860              12.151 128
ALO 3  1.80%
                      12/31/2003              N/A              9.596 0
                      12/31/2004              9.596              11.231 4
                      12/31/2005              11.231              12.609 4
                      12/31/2006              12.609              14.576 4
                      12/31/2007              14.576              15.219 4
                      12/31/2008              15.219              8.940 4
                      12/31/2009              8.940              12.273 3
ALO 4  2.00%
                      12/31/2003              N/A              9.521 0
                      12/31/2004              9.521              11.121 1
                      12/31/2005              11.121              12.461 1
                      12/31/2006              12.461              14.375 1
                      12/31/2007              14.375              14.980 1
                      12/31/2008              14.980              8.782 1
                      12/31/2009              8.782              12.031 2
ALT 1  1.40%
                      12/31/2000              N/A              10.379 44
                      12/31/2001              10.379              9.002 168
                      12/31/2002              9.002              6.912 361
                      12/31/2003              6.912              9.748 452
                      12/31/2004              9.748              11.454 406
                      12/31/2005              11.454              12.911 356
                      12/31/2006              12.911              14.985 302
                      12/31/2007              14.985              15.709 205
                      12/31/2008              15.709              9.265 147
                      12/31/2009              9.265              12.769 115
ALT 2  1.60%
                      12/31/2001              N/A              8.967 0
                      12/31/2002              8.967              6.872 6
                      12/31/2003              6.872              9.672 10
                      12/31/2004              9.672              11.342 5
                      12/31/2005              11.342              12.759 3
                      12/31/2006              12.759              14.779 2
                      12/31/2007              14.779              15.462 2
                      12/31/2008              15.462              9.101 2
                      12/31/2009              9.101              12.519 2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              9.634 21
                      12/31/2004              9.634              11.286 43
                      12/31/2005              11.286              12.684 40
                      12/31/2006              12.684              14.677 35
                      12/31/2007              14.677              15.340 27
                      12/31/2008              15.340              9.020 21
                      12/31/2009              9.020              12.395 18
ALT 5  2.20%
                      12/31/2003              N/A              9.447 358
                      12/31/2004              9.447              11.012 830
                      12/31/2005              11.012              12.314 725
                      12/31/2006              12.314              14.178 615
                      12/31/2007              14.178              14.744 539
                      12/31/2008              14.744              8.626 454
                      12/31/2009              8.626              11.795 379
Oppenheimer High Income Fund/VA
ALE 1  1.90%
                      12/31/2000              N/A              9.487 1
                      12/31/2001              9.487              9.491 56
                      12/31/2002              9.491              9.089 382
                      12/31/2003              9.089              11.055 706
                      12/31/2004              11.055              11.819 668
                      12/31/2005              11.819              11.865 603
                      12/31/2006              11.865              12.739 458
                      12/31/2007              12.739              12.486 360
                      12/31/2008              12.486              2.613 349
                      12/31/2009              2.613              3.213 349
ALE 3  1.80%
                      12/31/2003              N/A              11.098 1
                      12/31/2004              11.098              11.877 3
                      12/31/2005              11.877              11.935 4
                      12/31/2006              11.935              12.828 4
                      12/31/2007              12.828              12.585 4
                      12/31/2008              12.585              2.636 3
                      12/31/2009              2.636              3.245 3
ALE 4  1.95%
                      12/31/2003              N/A              11.033 3
                      12/31/2004              11.033              11.790 5
                      12/31/2005              11.790              11.830 4
                      12/31/2006              11.830              12.695 4
                      12/31/2007              12.695              12.436 4
                      12/31/2008              12.436              2.601 4
                      12/31/2009              2.601              3.197 3
ALE 5  2.40%
                      12/31/2003              N/A              10.840 98
                      12/31/2004              10.840              11.531 209
                      12/31/2005              11.531              11.519 215
                      12/31/2006              11.519              12.306 187
                      12/31/2007              12.306              12.001 151
                      12/31/2008              12.001              2.499 157
                      12/31/2009              2.499              3.057 153

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

56

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2000              N/A              9.504 0
                      12/31/2001              9.504              9.527 75
                      12/31/2002              9.527              9.142 264
                      12/31/2003              9.142              11.142 513
                      12/31/2004              11.142              11.935 426
                      12/31/2005              11.935              12.006 361
                      12/31/2006              12.006              12.917 298
                      12/31/2007              12.917              12.685 234
                      12/31/2008              12.685              2.660 216
                      12/31/2009              2.660              3.277 190
ALO 2  1.90%
                      12/31/2001              N/A              9.491 1
                      12/31/2002              9.491              9.089 31
                      12/31/2003              9.089              11.055 62
                      12/31/2004              11.055              11.819 58
                      12/31/2005              11.819              11.865 49
                      12/31/2006              11.865              12.739 40
                      12/31/2007              12.739              12.486 33
                      12/31/2008              12.486              2.613 29
                      12/31/2009              2.613              3.213 28
ALO 3  1.80%
                      12/31/2003              N/A              11.098 0
                      12/31/2004              11.098              11.877 2
                      12/31/2005              11.877              11.935 2
                      12/31/2006              11.935              12.828 2
                      12/31/2007              12.828              12.585 1
                      12/31/2008              12.585              2.636 4
                      12/31/2009              2.636              3.245 4
ALO 4  2.00%
                      12/31/2003              N/A              11.011 0
                      12/31/2004              11.011              11.761 0
                      12/31/2005              11.761              11.795 0
                      12/31/2006              11.795              12.652 1
                      12/31/2007              12.652              12.387 1
                      12/31/2008              12.387              2.590 3
                      12/31/2009              2.590              3.181 0
ALT 1  1.40%
                      12/31/2000              N/A              9.530 32
                      12/31/2001              9.530              9.582 92
                      12/31/2002              9.582              9.223 159
                      12/31/2003              9.223              11.273 174
                      12/31/2004              11.273              12.113 148
                      12/31/2005              12.113              12.221 118
                      12/31/2006              12.221              13.188 93
                      12/31/2007              13.188              12.990 68
                      12/31/2008              12.990              2.732 40
                      12/31/2009              2.732              3.376 111
ALT 2  1.60%
                      12/31/2001              N/A              9.546 0
                      12/31/2002              9.546              9.169 3
                      12/31/2003              9.169              11.185 4
                      12/31/2004              11.185              11.994 4
                      12/31/2005              11.994              12.078 4
                      12/31/2006              12.078              13.006 3
                      12/31/2007              13.006              12.786 3
                      12/31/2008              12.786              2.684 2
                      12/31/2009              2.684              3.310 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              11.142 24
                      12/31/2004              11.142              11.935 35
                      12/31/2005              11.935              12.006 33
                      12/31/2006              12.006              12.917 11
                      12/31/2007              12.917              12.685 8
                      12/31/2008              12.685              2.660 6
                      12/31/2009              2.660              3.277 8
ALT 5  2.20%
                      12/31/2003              N/A              10.926 43
                      12/31/2004              10.926              11.645 117
                      12/31/2005              11.645              11.656 102
                      12/31/2006              11.656              12.478 92
                      12/31/2007              12.478              12.192 117
                      12/31/2008              12.192              2.544 94
                      12/31/2009              2.544              3.118 81
Oppenheimer Main Street Fund/VA
ALE 1  1.90%
                      12/31/2000              N/A              9.377 20
                      12/31/2001              9.377              8.265 360
                      12/31/2002              8.265              6.585 2894
                      12/31/2003              6.585              8.187 5441
                      12/31/2004              8.187              8.793 5415
                      12/31/2005              8.793              9.143 4705
                      12/31/2006              9.143              10.319 4078
                      12/31/2007              10.319              10.572 3330
                      12/31/2008              10.572              6.382 2630
                      12/31/2009              6.382              8.033 2320
ALE 3  1.80%
                      12/31/2003              N/A              8.219 43
                      12/31/2004              8.219              8.836 44
                      12/31/2005              8.836              9.197 46
                      12/31/2006              9.197              10.391 44
                      12/31/2007              10.391              10.656 43
                      12/31/2008              10.656              6.439 34
                      12/31/2009              6.439              8.114 32
ALE 4  1.95%
                      12/31/2003              N/A              8.171 19
                      12/31/2004              8.171              8.771 27
                      12/31/2005              8.771              9.116 28
                      12/31/2006              9.116              10.284 28
                      12/31/2007              10.284              10.530 28
                      12/31/2008              10.530              6.354 27
                      12/31/2009              6.354              7.994 23
ALE 5  2.40%
                      12/31/2003              N/A              8.028 700
                      12/31/2004              8.028              8.579 1268
                      12/31/2005              8.579              8.877 1081
                      12/31/2006              8.877              9.969 1001
                      12/31/2007              9.969              10.161 884
                      12/31/2008              10.161              6.104 761
                      12/31/2009              6.104              7.645 706

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

57

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2000              N/A              9.394 38
                      12/31/2001              9.394              8.297 364
                      12/31/2002              8.297              6.624 1709
                      12/31/2003              6.624              8.252 2771
                      12/31/2004              8.252              8.880 2713
                      12/31/2005              8.880              9.252 2384
                      12/31/2006              9.252              10.463 2078
                      12/31/2007              10.463              10.741 1607
                      12/31/2008              10.741              6.497 1279
                      12/31/2009              6.497              8.195 1140
ALO 2  1.90%
                      12/31/2001              N/A              8.265 4
                      12/31/2002              8.265              6.585 281
                      12/31/2003              6.585              8.187 500
                      12/31/2004              8.187              8.793 481
                      12/31/2005              8.793              9.143 437
                      12/31/2006              9.143              10.319 346
                      12/31/2007              10.319              10.572 298
                      12/31/2008              10.572              6.382 243
                      12/31/2009              6.382              8.033 218
ALO 3  1.80%
                      12/31/2003              N/A              8.219 2
                      12/31/2004              8.219              8.836 6
                      12/31/2005              8.836              9.197 6
                      12/31/2006              9.197              10.391 5
                      12/31/2007              10.391              10.656 5
                      12/31/2008              10.656              6.439 3
                      12/31/2009              6.439              8.114 3
ALO 4  2.00%
                      12/31/2003              N/A              8.155 0
                      12/31/2004              8.155              8.749 1
                      12/31/2005              8.749              9.089 1
                      12/31/2006              9.089              10.248 2
                      12/31/2007              10.248              10.489 2
                      12/31/2008              10.489              6.326 2
                      12/31/2009              6.326              7.954 0
ALT 1  1.40%
                      12/31/2000              N/A              9.420 124
                      12/31/2001              9.420              8.344 338
                      12/31/2002              8.344              6.682 667
                      12/31/2003              6.682              8.349 766
                      12/31/2004              8.349              9.012 663
                      12/31/2005              9.012              9.418 547
                      12/31/2006              9.418              10.682 381
                      12/31/2007              10.682              10.999 282
                      12/31/2008              10.999              6.674 230
                      12/31/2009              6.674              8.442 182
ALT 2  1.60%
                      12/31/2001              N/A              8.312 0
                      12/31/2002              8.312              6.643 25
                      12/31/2003              6.643              8.284 27
                      12/31/2004              8.284              8.923 22
                      12/31/2005              8.923              9.307 21
                      12/31/2006              9.307              10.536 20
                      12/31/2007              10.536              10.826 20
                      12/31/2008              10.826              6.555 16
                      12/31/2009              6.555              8.276 15

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              8.252 36
                      12/31/2004              8.252              8.880 56
                      12/31/2005              8.880              9.252 47
                      12/31/2006              9.252              10.463 40
                      12/31/2007              10.463              10.741 29
                      12/31/2008              10.741              6.497 23
                      12/31/2009              6.497              8.195 20
ALT 5  2.20%
                      12/31/2003              N/A              8.092 267
                      12/31/2004              8.092              8.664 686
                      12/31/2005              8.664              8.982 603
                      12/31/2006              8.982              10.108 523
                      12/31/2007              10.108              10.324 447
                      12/31/2008              10.324              6.214 391
                      12/31/2009              6.214              7.798 366
PIMCO VIT All Asset Portfolio
ALE 1  1.90%
                      12/31/2004              N/A              11.838 388
                      12/31/2005              11.838              12.339 740
                      12/31/2006              12.339              12.672 607
                      12/31/2007              12.672              13.467 530
                      12/31/2008              13.467              11.120 492
                      12/31/2009              11.120              13.264 358
ALE 3  1.80%
                      12/31/2004              N/A              11.846 7
                      12/31/2005              11.846              12.360 20
                      12/31/2006              12.360              12.706 23
                      12/31/2007              12.706              13.517 19
                      12/31/2008              13.517              11.172 16
                      12/31/2009              11.172              13.340 13
ALE 4  1.95%
                      12/31/2004              N/A              11.834 7
                      12/31/2005              11.834              12.329 19
                      12/31/2006              12.329              12.655 15
                      12/31/2007              12.655              13.443 11
                      12/31/2008              13.443              11.094 10
                      12/31/2009              11.094              13.227 8
ALE 5  2.40%
                      12/31/2004              N/A              11.798 548
                      12/31/2005              11.798              12.237 1037
                      12/31/2006              12.237              12.504 960
                      12/31/2007              12.504              13.222 889
                      12/31/2008              13.222              10.863 910
                      12/31/2009              10.863              12.893 849
ALO 1  1.70%
                      12/31/2004              N/A              11.854 177
                      12/31/2005              11.854              12.381 437
                      12/31/2006              12.381              12.740 305
                      12/31/2007              12.740              13.567 250
                      12/31/2008              13.567              11.224 199
                      12/31/2009              11.224              13.416 205

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

58

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 2  1.90%
                      12/31/2004              N/A              11.838 31
                      12/31/2005              11.838              12.339 30
                      12/31/2006              12.339              12.672 32
                      12/31/2007              12.672              13.467 22
                      12/31/2008              13.467              11.120 35
                      12/31/2009              11.120              13.264 28
ALO 3  1.80%
                      12/31/2004              N/A              11.846 1
                      12/31/2005              11.846              12.360 2
                      12/31/2006              12.360              12.706 1
                      12/31/2007              12.706              13.517 1
                      12/31/2008              13.517              11.172 2
                      12/31/2009              11.172              13.340 2
ALO 4  2.00%
                      12/31/2004              N/A              11.830 0
                      12/31/2005              11.830              12.319 0
                      12/31/2006              12.319              12.638 0
                      12/31/2007              12.638              13.418 0
                      12/31/2008              13.418              11.068 0
                      12/31/2009              11.068              13.189 0
ALT 1  1.40%
                      12/31/2004              N/A              11.878 18
                      12/31/2005              11.878              12.443 59
                      12/31/2006              12.443              12.842 62
                      12/31/2007              12.842              13.717 29
                      12/31/2008              13.717              11.383 30
                      12/31/2009              11.383              13.646 25
ALT 2  1.60%
                      12/31/2004              N/A              11.862 0
                      12/31/2005              11.862              12.401 5
                      12/31/2006              12.401              12.774 4
                      12/31/2007              12.774              13.617 3
                      12/31/2008              13.617              11.277 3
                      12/31/2009              11.277              13.492 3
ALT 4  1.70%
                      12/31/2004              N/A              11.854 27
                      12/31/2005              11.854              12.381 53
                      12/31/2006              12.381              12.740 37
                      12/31/2007              12.740              13.567 32
                      12/31/2008              13.567              11.224 24
                      12/31/2009              11.224              13.416 21
ALT 5  2.20%
                      12/31/2004              N/A              11.814 358
                      12/31/2005              11.814              12.278 1099
                      12/31/2006              12.278              12.571 1025
                      12/31/2007              12.571              13.320 926
                      12/31/2008              13.320              10.965 837
                      12/31/2009              10.965              13.041 964
PIMCO VIT CommodityRealReturn Strategy Portfolio
ALE 1  1.90%
                      12/31/2005              N/A              11.000 323
                      12/31/2006              11.000              10.459 622
                      12/31/2007              10.459              12.645 545
                      12/31/2008              12.645              6.974 612
                      12/31/2009              6.974              9.684 635

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 3  1.80%
                      12/31/2005              N/A              11.007 8
                      12/31/2006              11.007              10.476 13
                      12/31/2007              10.476              12.679 9
                      12/31/2008              12.679              7.000 24
                      12/31/2009              7.000              9.730 21
ALE 4  1.95%
                      12/31/2005              N/A              10.996 2
                      12/31/2006              10.996              10.450 1
                      12/31/2007              10.450              12.629 1
                      12/31/2008              12.629              6.961 7
                      12/31/2009              6.961              9.662 8
ALE 5  2.40%
                      12/31/2005              N/A              10.963 372
                      12/31/2006              10.963              10.372 682
                      12/31/2007              10.372              12.478 789
                      12/31/2008              12.478              6.847 1087
                      12/31/2009              6.847              9.460 1388
ALO 1  1.70%
                      12/31/2005              N/A              11.014 125
                      12/31/2006              11.014              10.494 231
                      12/31/2007              10.494              12.713 184
                      12/31/2008              12.713              7.025 234
                      12/31/2009              7.025              9.775 292
ALO 2  1.90%
                      12/31/2005              N/A              11.000 16
                      12/31/2006              11.000              10.459 19
                      12/31/2007              10.459              12.645 13
                      12/31/2008              12.645              6.974 32
                      12/31/2009              6.974              9.684 50
ALO 3  1.80%
                      12/31/2005              N/A              11.007 1
                      12/31/2006              11.007              10.476 1
                      12/31/2007              10.476              12.679 1
                      12/31/2008              12.679              7.000 1
                      12/31/2009              7.000              9.730 1
                      12/31/2005              N/A              10.992 0
                      12/31/2006              10.992              10.441 1
                      12/31/2007              10.441              12.612 1
                      12/31/2008              12.612              6.948 0
                      12/31/2009              6.948              9.639 0
ALT 1  1.40%
                      12/31/2005              N/A              11.037 22
                      12/31/2006              11.037              10.546 14
                      12/31/2007              10.546              12.816 11
                      12/31/2008              12.816              7.103 15
                      12/31/2009              7.103              9.913 23
ALT 2  1.60%
                      12/31/2005              N/A              11.022 1
                      12/31/2006              11.022              10.511 1
                      12/31/2007              10.511              12.747 0
                      12/31/2008              12.747              7.051 1
                      12/31/2009              7.051              9.821 0

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

59

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2005              N/A              11.014 11
                      12/31/2006              11.014              10.494 21
                      12/31/2007              10.494              12.713 14
                      12/31/2008              12.713              7.025 11
                      12/31/2009              7.025              9.775 14
ALT 5  2.20%
                      12/31/2005              N/A              10.977 434
                      12/31/2006              10.977              10.406 742
                      12/31/2007              10.406              12.544 912
                      12/31/2008              12.544              6.897 1109
                      12/31/2009              6.897              9.549 1396
PIMCO VIT Emerging Markets Bond Portfolio
ALE 1  1.90%
                      12/31/2005              N/A              10.891 88
                      12/31/2006              10.891              11.678 178
                      12/31/2007              11.678              12.124 124
                      12/31/2008              12.124              10.159 107
                      12/31/2009              10.159              13.016 148
ALE 3  1.80%
                      12/31/2005              N/A              10.898 6
                      12/31/2006              10.898              11.697 12
                      12/31/2007              11.697              12.156 10
                      12/31/2008              12.156              10.196 8
                      12/31/2009              10.196              13.077 12
ALE 4  1.95%
                      12/31/2005              N/A              10.887 4
                      12/31/2006              10.887              11.668 3
                      12/31/2007              11.668              12.108 2
                      12/31/2008              12.108              10.140 1
                      12/31/2009              10.140              12.986 1
ALE 5  2.40%
                      12/31/2005              N/A              10.854 142
                      12/31/2006              10.854              11.581 227
                      12/31/2007              11.581              11.963 247
                      12/31/2008              11.963              9.974 218
                      12/31/2009              9.974              12.716 271
ALO 1  1.70%
                      12/31/2005              N/A              10.905 42
                      12/31/2006              10.905              11.717 84
                      12/31/2007              11.717              12.189 86
                      12/31/2008              12.189              10.234 67
                      12/31/2009              10.234              13.139 75
ALO 2  1.90%
                      12/31/2004              N/A              N/A N/A
                      12/31/2005              N/A              10.891 9
                      12/31/2006              10.891              11.678 13
                      12/31/2007              11.678              12.124 8
                      12/31/2008              12.124              10.159 21
                      12/31/2009              10.159              13.016 19
ALO 3  1.80%
                      12/31/2005              N/A              10.898 1
                      12/31/2006              10.898              11.697 0
                      12/31/2007              11.697              12.156 0
                      12/31/2008              12.156              10.196 0
                      12/31/2009              10.196              13.077 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 4  2.00%
                      12/31/2005              N/A              10.884 0
                      12/31/2006              10.884              11.658 0
                      12/31/2007              11.658              12.091 0
                      12/31/2008              12.091              10.122 0
                      12/31/2009              10.122              12.956 0
ALT 1  1.40%
                      12/31/2005              N/A              10.927 1
                      12/31/2006              10.927              11.776 7
                      12/31/2007              11.776              12.287 3
                      12/31/2008              12.287              10.347 3
                      12/31/2009              10.347              13.324 3
ALT 2  1.60%
                      12/31/2005              N/A              10.913 0
                      12/31/2006              10.913              11.736 0
                      12/31/2007              11.736              12.221 2
                      12/31/2008              12.221              10.272 2
                      12/31/2009              10.272              13.200 3
ALT 4  1.70%
                      12/31/2005              N/A              10.905 2
                      12/31/2006              10.905              11.717 8
                      12/31/2007              11.717              12.189 3
                      12/31/2008              12.189              10.234 3
                      12/31/2009              10.234              13.139 5
ALT 5  2.20%
                      12/31/2005              N/A              10.869 203
                      12/31/2006              10.869              11.619 351
                      12/31/2007              11.619              12.027 412
                      12/31/2008              12.027              10.047 381
                      12/31/2009              10.047              12.835 513
PIMCO VIT Global Bond Portfolio (Unhedged)
ALE 1  1.90%
                      12/31/2005              N/A              9.318 59
                      12/31/2006              9.318              9.568 109
                      12/31/2007              9.568              10.302 152
                      12/31/2008              10.302              10.022 300
                      12/31/2009              10.022              11.492 290
ALE 3  1.80%
                      12/31/2005              N/A              9.324 2
                      12/31/2006              9.324              9.584 12
                      12/31/2007              9.584              10.329 8
                      12/31/2008              10.329              10.059 21
                      12/31/2009              10.059              11.545 15
ALE 4  1.95%
                      12/31/2005              N/A              9.314 1
                      12/31/2006              9.314              9.560 1
                      12/31/2007              9.560              10.288 3
                      12/31/2008              10.288              10.003 9
                      12/31/2009              10.003              11.465 7
ALE 5  2.40%
                      12/31/2005              N/A              9.286 64
                      12/31/2006              9.286              9.488 167
                      12/31/2007              9.488              10.165 280
                      12/31/2008              10.165              9.839 769
                      12/31/2009              9.839              11.226 652

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
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60

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2005              N/A              9.330 23
                      12/31/2006              9.330              9.600 71
                      12/31/2007              9.600              10.357 114
                      12/31/2008              10.357              10.096 157
                      12/31/2009              10.096              11.600 151
ALO 2  1.90%
                      12/31/2005              N/A              9.318 4
                      12/31/2006              9.318              9.568 2
                      12/31/2007              9.568              10.302 11
                      12/31/2008              10.302              10.022 24
                      12/31/2009              10.022              11.492 13
ALO 3  1.80%
                      12/31/2005              N/A              9.324 0
                      12/31/2006              9.324              9.584 1
                      12/31/2007              9.584              10.329 6
                      12/31/2008              10.329              10.059 12
                      12/31/2009              10.059              11.545 6
ALO 4  2.00%
                      12/31/2005              N/A              9.311 0
                      12/31/2006              9.311              9.552 0
                      12/31/2007              9.552              10.274 0
                      12/31/2008              10.274              9.985 0
                      12/31/2009              9.985              11.438 0
ALT 1  1.40%
                      12/31/2005              N/A              9.349 4
                      12/31/2006              9.349              9.648 9
                      12/31/2007              9.648              10.440 15
                      12/31/2008              10.440              10.208 10
                      12/31/2009              10.208              11.763 5
ALT 2  1.60%
                      12/31/2005              N/A              9.336 0
                      12/31/2006              9.336              9.616 0
                      12/31/2007              9.616              10.385 1
                      12/31/2008              10.385              10.133 1
                      12/31/2009              10.133              11.654 1
ALT 4  1.70%
                      12/31/2005              N/A              9.330 2
                      12/31/2006              9.330              9.600 8
                      12/31/2007              9.600              10.357 12
                      12/31/2008              10.357              10.096 12
                      12/31/2009              10.096              11.600 10
ALT 5  2.20%
                      12/31/2005              N/A              9.299 127
                      12/31/2006              9.299              9.520 298
                      12/31/2007              9.520              10.219 471
                      12/31/2008              10.219              9.912 690
                      12/31/2009              9.912              11.331 629
PIMCO VIT Global Multi-Asset Portfolio
ALE 1  1.90%
                      12/31/2009              N/A              10.001 1
ALE 3  1.80%
                      12/31/2009              N/A              10.003 0
ALE 4  1.95%
                      12/31/2009              N/A              10.000 0
ALE 5  2.40%
                      12/31/2009              N/A              9.991 157

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2009              N/A              10.005 10
ALO 2  1.90%
                      12/31/2009              N/A              10.001 0
ALO 3  1.80%
                      12/31/2009              N/A              10.003 0
ALO 4  2.00%
                      12/31/2009              N/A              9.999 0
                      12/31/2009              N/A              10.011 0
ALT 2  1.60%
                      12/31/2009              N/A              10.007 0
ALT 4  1.70%
                      12/31/2009              N/A              10.005 0
ALT 5  2.20%
                      12/31/2009              N/A              9.995 43
PIMCO VIT High Yield Portfolio
ALE 1  1.90%
                      12/31/2000              N/A              9.449 4
                      12/31/2001              9.449              9.489 209
                      12/31/2002              9.489              9.197 917
                      12/31/2003              9.197              11.092 2061
                      12/31/2004              11.092              11.923 1881
                      12/31/2005              11.923              12.182 1769
                      12/31/2006              12.182              13.042 1483
                      12/31/2007              13.042              13.244 1250
                      12/31/2008              13.244              9.935 852
                      12/31/2009              9.935              13.690 809
ALE 3  1.80%
                      12/31/2003              N/A              11.135 12
                      12/31/2004              11.135              11.982 32
                      12/31/2005              11.982              12.254 36
                      12/31/2006              12.254              13.132 42
                      12/31/2007              13.132              13.349 33
                      12/31/2008              13.349              10.024 27
                      12/31/2009              10.024              13.826 32
ALE 4  1.95%
                      12/31/2003              N/A              11.070 3
                      12/31/2004              11.070              11.894 9
                      12/31/2005              11.894              12.146 14
                      12/31/2006              12.146              12.997 15
                      12/31/2007              12.997              13.192 9
                      12/31/2008              13.192              9.891 23
                      12/31/2009              9.891              13.622 33
ALE 5  2.40%
                      12/31/2003              N/A              10.876 276
                      12/31/2004              10.876              11.633 708
                      12/31/2005              11.633              11.827 972
                      12/31/2006              11.827              12.598 987
                      12/31/2007              12.598              12.730 911
                      12/31/2008              12.730              9.502 834
                      12/31/2009              9.502              13.027 927

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
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61

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1  1.70%
                      12/31/2000              N/A              9.466 30
                      12/31/2001              9.466              9.525 84
                      12/31/2002              9.525              9.251 608
                      12/31/2003              9.251              11.179 1309
                      12/31/2004              11.179              12.041 1151
                      12/31/2005              12.041              12.327 1017
                      12/31/2006              12.327              13.223 895
                      12/31/2007              13.223              13.456 734
                      12/31/2008              13.456              10.114 559
                      12/31/2009              10.114              13.964 471
ALO 2  1.90%
                      12/31/2001              N/A              9.489 2
                      12/31/2002              9.489              9.197 131
                      12/31/2003              9.197              11.092 260
                      12/31/2004              11.092              11.923 204
                      12/31/2005              11.923              12.182 176
                      12/31/2006              12.182              13.042 167
                      12/31/2007              13.042              13.244 127
                      12/31/2008              13.244              9.935 105
                      12/31/2009              9.935              13.690 101
ALO 3  1.80%
                      12/31/2003              N/A              11.135 1
                      12/31/2004              11.135              11.982 5
                      12/31/2005              11.982              12.254 7
                      12/31/2006              12.254              13.132 7
                      12/31/2007              13.132              13.349 6
                      12/31/2008              13.349              10.024 5
                      12/31/2009              10.024              13.826 5
ALO 4  2.00%
                      12/31/2003              N/A              11.048 0
                      12/31/2004              11.048              11.865 3
                      12/31/2005              11.865              12.110 3
                      12/31/2006              12.110              12.952 2
                      12/31/2007              12.952              13.140 2
                      12/31/2008              13.140              9.847 1
                      12/31/2009              9.847              13.555 0
ALT 1  1.40%
                      12/31/2000              N/A              9.492 14
                      12/31/2001              9.492              9.580 55
                      12/31/2002              9.580              9.333 229
                      12/31/2003              9.333              11.311 341
                      12/31/2004              11.311              12.220 330
                      12/31/2005              12.220              12.548 328
                      12/31/2006              12.548              13.500 254
                      12/31/2007              13.500              13.779 182
                      12/31/2008              13.779              10.389 106
                      12/31/2009              10.389              14.386 83
ALT 2  1.60%
                      12/31/2001              N/A              9.903 0
                      12/31/2002              9.903              9.627 11
                      12/31/2003              9.627              11.645 19
                      12/31/2004              11.645              12.555 19
                      12/31/2005              12.555              12.866 13
                      12/31/2006              12.866              13.816 9
                      12/31/2007              13.816              14.073 4
                      12/31/2008              14.073              10.589 1
                      12/31/2009              10.589              14.634 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              11.179 28
                      12/31/2004              11.179              12.041 59
                      12/31/2005              12.041              12.327 68
                      12/31/2006              12.327              13.223 74
                      12/31/2007              13.223              13.456 61
                      12/31/2008              13.456              10.114 46
                      12/31/2009              10.114              13.964 43
ALT 5  2.20%
                      12/31/2003              N/A              10.962 171
                      12/31/2004              10.962              11.748 589
                      12/31/2005              11.748              11.968 871
                      12/31/2006              11.968              12.774 1024
                      12/31/2007              12.774              12.933 1003
                      12/31/2008              12.933              9.673 873
                      12/31/2009              9.673              13.288 1092
PIMCO VIT Real Return Portfolio
ALE 1  1.90%
                      12/31/2003              N/A              10.481 427
                      12/31/2004              10.481              11.200 1025
                      12/31/2005              11.200              11.221 1020
                      12/31/2006              11.221              11.089 778
                      12/31/2007              11.089              12.039 620
                      12/31/2008              12.039              10.979 802
                      12/31/2009              10.979              12.754 770
ALE 3  1.80%
                      12/31/2003              N/A              10.488 16
                      12/31/2004              10.488              11.219 20
                      12/31/2005              11.219              11.251 42
                      12/31/2006              11.251              11.129 46
                      12/31/2007              11.129              12.096 48
                      12/31/2008              12.096              11.042 52
                      12/31/2009              11.042              12.839 68
ALE 4  1.95%
                      12/31/2003              N/A              10.477 7
                      12/31/2004              10.477              11.191 15
                      12/31/2005              11.191              11.206 32
                      12/31/2006              11.206              11.068 23
                      12/31/2007              11.068              12.011 19
                      12/31/2008              12.011              10.948 23
                      12/31/2009              10.948              12.711 21
ALE 5  2.40%
                      12/31/2003              N/A              10.446 374
                      12/31/2004              10.446              11.107 1290
                      12/31/2005              11.107              11.072 1925
                      12/31/2006              11.072              10.887 1749
                      12/31/2007              10.887              11.761 1631
                      12/31/2008              11.761              10.672 2532
                      12/31/2009              10.672              12.335 2299
ALO 1  1.70%
                      12/31/2003              N/A              10.495 214
                      12/31/2004              10.495              11.238 509
                      12/31/2005              11.238              11.281 529
                      12/31/2006              11.281              11.170 369
                      12/31/2007              11.170              12.153 332
                      12/31/2008              12.153              11.104 433
                      12/31/2009              11.104              12.925 456

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
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62

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 2  1.90%
                      12/31/2003              N/A              10.481 29
                      12/31/2004              10.481              11.200 48
                      12/31/2005              11.200              11.221 52
                      12/31/2006              11.221              11.089 46
                      12/31/2007              11.089              12.039 50
                      12/31/2008              12.039              10.979 80
                      12/31/2009              10.979              12.754 78
ALO 3  1.80%
                      12/31/2003              N/A              10.488 1
                      12/31/2004              10.488              11.219 3
                      12/31/2005              11.219              11.251 5
                      12/31/2006              11.251              11.129 4
                      12/31/2007              11.129              12.096 6
                      12/31/2008              12.096              11.042 5
                      12/31/2009              11.042              12.839 5
ALO 4  2.00%
                      12/31/2003              N/A              10.474 0
                      12/31/2004              10.474              11.182 0
                      12/31/2005              11.182              11.191 5
                      12/31/2006              11.191              11.048 6
                      12/31/2007              11.048              11.983 5
                      12/31/2008              11.983              10.917 4
                      12/31/2009              10.917              12.669 5
ALT 1  1.40%
                      12/31/2003              N/A              10.516 43
                      12/31/2004              10.516              11.294 54
                      12/31/2005              11.294              11.371 61
                      12/31/2006              11.371              11.294 53
                      12/31/2007              11.294              12.324 61
                      12/31/2008              12.324              11.295 87
                      12/31/2009              11.295              13.187 77
ALT 2  1.60%
                      12/31/2003              N/A              10.502 0
                      12/31/2004              10.502              11.257 1
                      12/31/2005              11.257              11.311 1
                      12/31/2006              11.311              11.211 1
                      12/31/2007              11.211              12.209 2
                      12/31/2008              12.209              11.168 2
                      12/31/2009              11.168              13.012 3
ALT 4  1.70%
                      12/31/2003              N/A              10.495 16
                      12/31/2004              10.495              11.238 59
                      12/31/2005              11.238              11.281 113
                      12/31/2006              11.281              11.170 105
                      12/31/2007              11.170              12.153 108
                      12/31/2008              12.153              11.104 106
                      12/31/2009              11.104              12.925 94
ALT 5  2.20%
                      12/31/2003              N/A              10.460 196
                      12/31/2004              10.460              11.144 1055
                      12/31/2005              11.144              11.131 1768
                      12/31/2006              11.131              10.967 1797
                      12/31/2007              10.967              11.872 1758
                      12/31/2008              11.872              10.794 1989
                      12/31/2009              10.794              12.501 2134

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Total Return Portfolio
ALE 1  1.90%
                      12/31/2000              N/A              10.629 2
                      12/31/2001              10.629              11.303 239
                      12/31/2002              11.303              12.097 5144
                      12/31/2003              12.097              12.468 7057
                      12/31/2004              12.468              12.831 6330
                      12/31/2005              12.831              12.899 5858
                      12/31/2006              12.899              13.145 5417
                      12/31/2007              13.145              14.026 4618
                      12/31/2008              14.026              14.422 3850
                      12/31/2009              14.422              16.142 3795
ALE 3  1.80%
                      12/31/2003              N/A              12.517 26
                      12/31/2004              12.517              12.895 71
                      12/31/2005              12.895              12.976 81
                      12/31/2006              12.976              13.236 90
                      12/31/2007              13.236              14.137 91
                      12/31/2008              14.137              14.551 78
                      12/31/2009              14.551              16.303 89
ALE 4  1.95%
                      12/31/2003              N/A              12.444 14
                      12/31/2004              12.444              12.800 28
                      12/31/2005              12.800              12.861 42
                      12/31/2006              12.861              13.099 52
                      12/31/2007              13.099              13.970 53
                      12/31/2008              13.970              14.358 57
                      12/31/2009              14.358              16.062 56
ALE 5  2.40%
                      12/31/2003              N/A              12.226 634
                      12/31/2004              12.226              12.519 1510
                      12/31/2005              12.519              12.523 2043
                      12/31/2006              12.523              12.698 2260
                      12/31/2007              12.698              13.481 2364
                      12/31/2008              13.481              13.792 2804
                      12/31/2009              13.792              15.360 3216
ALO 1  1.70%
                      12/31/2000              N/A              10.649 21
                      12/31/2001              10.649              11.347 296
                      12/31/2002              11.347              12.168 2801
                      12/31/2003              12.168              12.566 3706
                      12/31/2004              12.566              12.958 3315
                      12/31/2005              12.958              13.053 3034
                      12/31/2006              13.053              13.328 2673
                      12/31/2007              13.328              14.250 2311
                      12/31/2008              14.250              14.681 1994
                      12/31/2009              14.681              16.465 1787
ALO 2  1.90%
                      12/31/2001              N/A              11.303 4
                      12/31/2002              11.303              12.097 579
                      12/31/2003              12.097              12.468 810
                      12/31/2004              12.468              12.831 714
                      12/31/2005              12.831              12.899 678
                      12/31/2006              12.899              13.145 604
                      12/31/2007              13.145              14.026 554
                      12/31/2008              14.026              14.422 500
                      12/31/2009              14.422              16.142 450

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63

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 3  1.80%
                      12/31/2003              N/A              12.517 4
                      12/31/2004              12.517              12.895 6
                      12/31/2005              12.895              12.976 10
                      12/31/2006              12.976              13.236 12
                      12/31/2007              13.236              14.137 24
                      12/31/2008              14.137              14.551 25
                      12/31/2009              14.551              16.303 26
ALO 4  2.00%
                      12/31/2003              N/A              12.419 0
                      12/31/2004              12.419              12.768 6
                      12/31/2005              12.768              12.823 8
                      12/31/2006              12.823              13.054 10
                      12/31/2007              13.054              13.915 9
                      12/31/2008              13.915              14.294 8
                      12/31/2009              14.294              15.982 5
ALT 1  1.40%
                      12/31/2000              N/A              10.678 24
                      12/31/2001              10.678              11.412 241
                      12/31/2002              11.412              12.275 1139
                      12/31/2003              12.275              12.715 1211
                      12/31/2004              12.715              13.151 932
                      12/31/2005              13.151              13.287 855
                      12/31/2006              13.287              13.607 717
                      12/31/2007              13.607              14.592 539
                      12/31/2008              14.592              15.080 453
                      12/31/2009              15.080              16.963 385
ALT 2  1.60%
                      12/31/2001              N/A              11.675 0
                      12/31/2002              11.675              12.532 32
                      12/31/2003              12.532              12.956 33
                      12/31/2004              12.956              13.373 30
                      12/31/2005              13.373              13.484 22
                      12/31/2006              13.484              13.782 19
                      12/31/2007              13.782              14.750 16
                      12/31/2008              14.750              15.212 15
                      12/31/2009              15.212              17.077 15
ALT 4  1.70%
                      12/31/2003              N/A              12.566 53
                      12/31/2004              12.566              12.958 104
                      12/31/2005              12.958              13.053 171
                      12/31/2006              13.053              13.328 168
                      12/31/2007              13.328              14.250 155
                      12/31/2008              14.250              14.681 149
                      12/31/2009              14.681              16.465 161
ALT 5  2.20%
                      12/31/2003              N/A              12.322 288
                      12/31/2004              12.322              12.643 1105
                      12/31/2005              12.643              12.672 1779
                      12/31/2006              12.672              12.875 2065
                      12/31/2007              12.875              13.696 2177
                      12/31/2008              13.696              14.041 2424
                      12/31/2009              14.041              15.668 3232

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Seligman Smaller-Cap Value Portfolio
ALE 1  1.90%
                      12/31/2000              N/A              13.610 1
                      12/31/2001              13.610              16.493 138
                      12/31/2002              16.493              13.696 2008
                      12/31/2003              13.696              20.149 2775
                      12/31/2004              20.149              23.713 2645
                      12/31/2005              23.713              22.342 2224
                      12/31/2006              22.342              26.581 1788
                      12/31/2007              26.581              27.158 1254
                      12/31/2008              27.158              16.112 990
                      12/31/2009              16.112              21.415 855
ALE 3  1.80%
                      12/31/2003              N/A              20.228 15
                      12/31/2004              20.228              23.830 10
                      12/31/2005              23.830              22.475 8
                      12/31/2006              22.475              26.765 7
                      12/31/2007              26.765              27.374 7
                      12/31/2008              27.374              16.256 7
                      12/31/2009              16.256              21.628 6
ALE 4  1.95%
                      12/31/2003              N/A              20.110 3
                      12/31/2004              20.110              23.655 5
                      12/31/2005              23.655              22.276 3
                      12/31/2006              22.276              26.489 4
                      12/31/2007              26.489              27.051 4
                      12/31/2008              27.051              16.040 3
                      12/31/2009              16.040              21.309 2
ALE 5  2.40%
                      12/31/2003              N/A              19.758 233
                      12/31/2004              19.758              23.137 468
                      12/31/2005              23.137              21.691 418
                      12/31/2006              21.691              25.677 349
                      12/31/2007              25.677              26.104 300
                      12/31/2008              26.104              15.409 261
                      12/31/2009              15.409              20.378 236
ALO 1  1.70%
                      12/31/2000              N/A              13.635 13
                      12/31/2001              13.635              16.557 108
                      12/31/2002              16.557              13.776 872
                      12/31/2003              13.776              20.308 1300
                      12/31/2004              20.308              23.948 1243
                      12/31/2005              23.948              22.608 1007
                      12/31/2006              22.608              26.951 778
                      12/31/2007              26.951              27.592 608
                      12/31/2008              27.592              16.402 480
                      12/31/2009              16.402              21.844 413
ALO 2  1.90%
                      12/31/2001              N/A              16.493 3
                      12/31/2002              16.493              13.696 215
                      12/31/2003              13.696              20.149 287
                      12/31/2004              20.149              23.713 266
                      12/31/2005              23.713              22.342 211
                      12/31/2006              22.342              26.581 170
                      12/31/2007              26.581              27.158 140
                      12/31/2008              27.158              16.112 101
                      12/31/2009              16.112              21.415 88

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64

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 3  1.80%
                      12/31/2003              N/A              20.228 1
                      12/31/2004              20.228              23.830 2
                      12/31/2005              23.830              22.475 2
                      12/31/2006              22.475              26.765 2
                      12/31/2007              26.765              27.374 1
                      12/31/2008              27.374              16.256 1
                      12/31/2009              16.256              21.628 1
ALO 4  2.00%
                      12/31/2003              N/A              20.070 0
                      12/31/2004              20.070              23.597 1
                      12/31/2005              23.597              22.211 1
                      12/31/2006              22.211              26.398 1
                      12/31/2007              26.398              26.944 1
                      12/31/2008              26.944              15.969 0
                      12/31/2009              15.969              21.203 0
ALT 1  1.40%
                      12/31/2000              N/A              13.672 15
                      12/31/2001              13.672              16.652 78
                      12/31/2002              16.652              13.897 199
                      12/31/2003              13.897              20.548 223
                      12/31/2004              20.548              24.304 200
                      12/31/2005              24.304              23.013 147
                      12/31/2006              23.013              27.516 109
                      12/31/2007              27.516              28.256 68
                      12/31/2008              28.256              16.847 50
                      12/31/2009              16.847              22.504 41
ALT 2  1.60%
                      12/31/2001              N/A              16.588 2
                      12/31/2002              16.588              13.816 5
                      12/31/2003              13.816              20.387 6
                      12/31/2004              20.387              24.066 6
                      12/31/2005              24.066              22.743 6
                      12/31/2006              22.743              27.138 5
                      12/31/2007              27.138              27.812 5
                      12/31/2008              27.812              16.549 4
                      12/31/2009              16.549              22.062 3
ALT 4  1.70%
                      12/31/2003              N/A              20.308 5
                      12/31/2004              20.308              23.948 14
                      12/31/2005              23.948              22.608 14
                      12/31/2006              22.608              26.951 13
                      12/31/2007              26.951              27.592 8
                      12/31/2008              27.592              16.402 8
                      12/31/2009              16.402              21.844 6
ALT 5  2.20%
                      12/31/2003              N/A              19.914 155
                      12/31/2004              19.914              23.366 311
                      12/31/2005              23.366              21.949 225
                      12/31/2006              21.949              26.035 196
                      12/31/2007              26.035              26.521 164
                      12/31/2008              26.521              15.686 150
                      12/31/2009              15.686              20.787 139

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
SP International Growth Portfolio
ALE 1  1.90%
                      12/31/2000              N/A              8.483 0
                      12/31/2001              8.483              5.333 12
                      12/31/2002              5.333              4.038 191
                      12/31/2003              4.038              5.512 431
                      12/31/2004              5.512              6.280 397
                      12/31/2005              6.280              7.136 357
                      12/31/2006              7.136              8.414 326
                      12/31/2007              8.414              9.834 290
                      12/31/2008              9.834              4.777 254
                      12/31/2009              4.777              6.395 223
ALE 3  1.80%
                      12/31/2003              N/A              5.529 5
                      12/31/2004              5.529              6.306 4
                      12/31/2005              6.306              7.172 3
                      12/31/2006              7.172              8.465 3
                      12/31/2007              8.465              9.903 4
                      12/31/2008              9.903              4.816 3
                      12/31/2009              4.816              6.453 2
ALE 4  1.95%
                      12/31/2003              N/A              5.504 0
                      12/31/2004              5.504              6.268 5
                      12/31/2005              6.268              7.118 5
                      12/31/2006              7.118              8.389 2
                      12/31/2007              8.389              9.799 3
                      12/31/2008              9.799              4.758 2
                      12/31/2009              4.758              6.366 1
ALE 5  2.40%
                      12/31/2003              N/A              5.429 106
                      12/31/2004              5.429              6.154 294
                      12/31/2005              6.154              6.958 264
                      12/31/2006              6.958              8.164 233
                      12/31/2007              8.164              9.493 303
                      12/31/2008              9.493              4.589 268
                      12/31/2009              4.589              6.112 258
ALO 1  1.70%
                      12/31/2000              N/A              8.484 0
                      12/31/2001              8.484              5.344 16
                      12/31/2002              5.344              4.054 89
                      12/31/2003              4.054              5.546 432
                      12/31/2004              5.546              6.331 283
                      12/31/2005              6.331              7.208 168
                      12/31/2006              7.208              8.516 149
                      12/31/2007              8.516              9.973 135
                      12/31/2008              9.973              4.855 119
                      12/31/2009              4.855              6.512 104
ALO 2  1.90%
                      12/31/2001              N/A              5.333 3
                      12/31/2002              5.333              4.038 71
                      12/31/2003              4.038              5.512 113
                      12/31/2004              5.512              6.280 81
                      12/31/2005              6.280              7.136 79
                      12/31/2006              7.136              8.414 45
                      12/31/2007              8.414              9.834 35
                      12/31/2008              9.834              4.777 30
                      12/31/2009              4.777              6.395 26

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
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65

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 3  1.80%
                      12/31/2003              N/A              5.529 1
                      12/31/2004              5.529              6.306 0
                      12/31/2005              6.306              7.172 0
                      12/31/2006              7.172              8.465 0
                      12/31/2007              8.465              9.903 1
                      12/31/2008              9.903              4.816 0
                      12/31/2009              4.816              6.453 0
ALO 4  2.00%
                      12/31/2003              N/A              5.496 0
                      12/31/2004              5.496              6.255 0
                      12/31/2005              6.255              7.100 0
                      12/31/2006              7.100              8.363 0
                      12/31/2007              8.363              9.765 0
                      12/31/2008              9.765              4.739 0
                      12/31/2009              4.739              6.338 0
ALT 1  1.40%
                      12/31/2000              N/A              8.485 0
                      12/31/2001              8.485              5.361 5
                      12/31/2002              5.361              4.079 81
                      12/31/2003              4.079              5.597 42
                      12/31/2004              5.597              6.409 53
                      12/31/2005              6.409              7.318 20
                      12/31/2006              7.318              8.672 10
                      12/31/2007              8.672              10.186 5
                      12/31/2008              10.186              4.973 4
                      12/31/2009              4.973              6.691 3
ALT 2  1.60%
                      12/31/2001              N/A              5.350 0
                      12/31/2002              5.350              4.063 0
                      12/31/2003              4.063              5.563 0
                      12/31/2004              5.563              6.357 0
                      12/31/2005              6.357              7.245 0
                      12/31/2006              7.245              8.568 0
                      12/31/2007              8.568              10.044 0
                      12/31/2008              10.044              4.894 0
                      12/31/2009              4.894              6.571 0
ALT 4  1.70%
                      12/31/2003              N/A              5.546 4
                      12/31/2004              5.546              6.331 8
                      12/31/2005              6.331              7.208 7
                      12/31/2006              7.208              8.516 6
                      12/31/2007              8.516              9.973 6
                      12/31/2008              9.973              4.855 4
                      12/31/2009              4.855              6.512 5
ALT 5  2.20%
                      12/31/2003              N/A              5.462 95
                      12/31/2004              5.462              6.204 203
                      12/31/2005              6.204              7.028 158
                      12/31/2006              7.028              8.263 150
                      12/31/2007              8.263              9.628 211
                      12/31/2008              9.628              4.663 145
                      12/31/2009              4.663              6.224 138

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Templeton Foreign Securities Fund
ALE 1  1.90%
                      12/31/2001              N/A              16.906 1
                      12/31/2002              16.906              13.509 528
                      12/31/2003              13.509              17.525 1009
                      12/31/2004              17.525              20.379 1053
                      12/31/2005              20.379              22.030 1046
                      12/31/2006              22.030              26.253 948
                      12/31/2007              26.253              29.737 710
                      12/31/2008              29.737              17.395 551
                      12/31/2009              17.395              23.390 488
ALE 3  1.80%
                      12/31/2003              N/A              17.734 2
                      12/31/2004              17.734              20.643 5
                      12/31/2005              20.643              22.338 7
                      12/31/2006              22.338              26.646 14
                      12/31/2007              26.646              30.212 18
                      12/31/2008              30.212              17.691 18
                      12/31/2009              17.691              23.812 17
ALE 4  1.95%
                      12/31/2003              N/A              17.420 2
                      12/31/2004              17.420              20.248 9
                      12/31/2005              20.248              21.877 10
                      12/31/2006              21.877              26.057 11
                      12/31/2007              26.057              29.501 13
                      12/31/2008              29.501              17.248 10
                      12/31/2009              17.248              23.181 10
ALE 5  2.40%
                      12/31/2003              N/A              16.509 34
                      12/31/2004              16.509              19.103 318
                      12/31/2005              19.103              20.548 600
                      12/31/2006              20.548              24.364 709
                      12/31/2007              24.364              27.459 680
                      12/31/2008              27.459              15.982 592
                      12/31/2009              15.982              21.383 553
ALO 1  1.70%
                      12/31/2001              N/A              17.243 3
                      12/31/2002              17.243              13.806 344
                      12/31/2003              13.806              17.945 613
                      12/31/2004              17.945              20.911 655
                      12/31/2005              20.911              22.650 610
                      12/31/2006              22.650              27.045 571
                      12/31/2007              27.045              30.696 464
                      12/31/2008              30.696              17.992 370
                      12/31/2009              17.992              24.241 347
ALO 2  1.90%
                      12/31/2001              N/A              16.906 1
                      12/31/2002              16.906              13.509 34
                      12/31/2003              13.509              17.525 81
                      12/31/2004              17.525              20.379 90
                      12/31/2005              20.379              22.030 96
                      12/31/2006              22.030              26.253 103
                      12/31/2007              26.253              29.737 86
                      12/31/2008              29.737              17.395 60
                      12/31/2009              17.395              23.390 53

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66

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 3  1.80%
                      12/31/2003              N/A              17.734 0
                      12/31/2004              17.734              20.643 0
                      12/31/2005              20.643              22.338 2
                      12/31/2006              22.338              26.646 1
                      12/31/2007              26.646              30.212 1
                      12/31/2008              30.212              17.691 1
                      12/31/2009              17.691              23.812 1
ALO 4  2.00%
                      12/31/2003              N/A              17.318 0
                      12/31/2004              17.318              20.119 0
                      12/31/2005              20.119              21.727 1
                      12/31/2006              21.727              25.865 2
                      12/31/2007              25.865              29.269 2
                      12/31/2008              29.269              17.104 1
                      12/31/2009              17.104              22.976 1
ALT 1  1.40%
                      12/31/2001              N/A              17.761 1
                      12/31/2002              17.761              14.263 30
                      12/31/2003              14.263              18.596 45
                      12/31/2004              18.596              21.734 69
                      12/31/2005              21.734              23.612 63
                      12/31/2006              23.612              28.278 66
                      12/31/2007              28.278              32.192 44
                      12/31/2008              32.192              18.926 22
                      12/31/2009              18.926              25.576 18
ALT 2  1.60%
                      12/31/2001              N/A              17.414 0
                      12/31/2002              17.414              13.957 1
                      12/31/2003              13.957              18.160 3
                      12/31/2004              18.160              21.182 3
                      12/31/2005              21.182              22.966 3
                      12/31/2006              22.966              27.450 2
                      12/31/2007              27.450              31.187 2
                      12/31/2008              31.187              18.298 2
                      12/31/2009              18.298              24.678 2
ALT 4  1.70%
                      12/31/2003              N/A              17.945 1
                      12/31/2004              17.945              20.911 7
                      12/31/2005              20.911              22.650 16
                      12/31/2006              22.650              27.045 16
                      12/31/2007              27.045              30.696 12
                      12/31/2008              30.696              17.992 10
                      12/31/2009              17.992              24.241 10
ALT 5  2.20%
                      12/31/2003              N/A              16.908 14
                      12/31/2004              16.908              19.604 217
                      12/31/2005              19.604              21.128 497
                      12/31/2006              21.128              25.102 674
                      12/31/2007              25.102              28.348 657
                      12/31/2008              28.348              16.533 598
                      12/31/2009              16.533              22.164 554

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Templeton Global Bond Securities Fund
ALE 1  1.90%
                      12/31/2007              N/A              29.551 56
                      12/31/2008              29.551              30.792 150
                      12/31/2009              30.792              35.857 162
ALE 3  1.80%
                      12/31/2007              N/A              30.095 2
                      12/31/2008              30.095              31.391 7
                      12/31/2009              31.391              36.591 6
ALE 4  1.95%
                      12/31/2007              N/A              29.282 2
                      12/31/2008              29.282              30.497 4
                      12/31/2009              30.497              35.496 3
ALE 5  2.40%
                      12/31/2007              N/A              26.971 75
                      12/31/2008              26.971              27.964 276
                      12/31/2009              27.964              32.401 332
ALO 1  1.70%
                      12/31/2007              N/A              30.650 53
                      12/31/2008              30.650              32.002 101
                      12/31/2009              32.002              37.340 124
ALO 2  1.90%
                      12/31/2007              N/A              29.551 4
                      12/31/2008              29.551              30.792 9
                      12/31/2009              30.792              35.857 10
ALO 3  1.80%
                      12/31/2007              N/A              30.095 0
                      12/31/2008              30.095              31.391 0
                      12/31/2009              31.391              36.591 1
ALO 4  2.00%
                      12/31/2007              N/A              29.016 0
                      12/31/2008              29.016              30.205 0
                      12/31/2009              30.205              35.138 0
ALT 1  1.40%
                      12/31/2007              N/A              32.376 3
                      12/31/2008              32.376              33.906 6
                      12/31/2009              33.906              39.681 11
ALT 2  1.60%
                      12/31/2007              N/A              31.215 0
                      12/31/2008              31.215              32.625 0
                      12/31/2009              32.625              38.105 0
ALT 4  1.70%
                      12/31/2007              N/A              30.650 1
                      12/31/2008              30.650              32.002 4
                      12/31/2009              32.002              37.340 5
ALT 5  2.20%
                      12/31/2007              N/A              27.975 116
                      12/31/2008              27.975              29.063 216
                      12/31/2009              29.063              33.742 351

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
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67

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Templeton Growth Securities Fund
ALE 1  1.90%
                      12/31/2000              N/A              18.833 7
                      12/31/2001              18.833              18.234 78
                      12/31/2002              18.234              14.583 931
                      12/31/2003              14.583              18.907 1819
                      12/31/2004              18.907              21.523 1723
                      12/31/2005              21.523              22.990 1781
                      12/31/2006              22.990              27.478 1734
                      12/31/2007              27.478              27.591 1469
                      12/31/2008              27.591              15.614 1062
                      12/31/2009              15.614              20.085 946
ALE 3  1.80%
                      12/31/2003              N/A              19.056 4
                      12/31/2004              19.056              21.714 18
                      12/31/2005              21.714              23.218 29
                      12/31/2006              23.218              27.778 50
                      12/31/2007              27.778              27.920 89
                      12/31/2008              27.920              15.816 74
                      12/31/2009              15.816              20.365 61
ALE 4  1.95%
                      12/31/2003              N/A              18.814 0
                      12/31/2004              18.814              21.407 8
                      12/31/2005              21.407              22.855 21
                      12/31/2006              22.855              27.303 28
                      12/31/2007              27.303              27.401 26
                      12/31/2008              27.401              15.498 23
                      12/31/2009              15.498              19.926 19
ALE 5  2.40%
                      12/31/2003              N/A              18.002 62
                      12/31/2004              18.002              20.390 582
                      12/31/2005              20.390              21.672 1193
                      12/31/2006              21.672              25.774 1592
                      12/31/2007              25.774              25.750 1732
                      12/31/2008              25.750              14.499 1538
                      12/31/2009              14.499              18.558 1477
ALO 1  1.70%
                      12/31/2000              N/A              19.084 9
                      12/31/2001              19.084              18.515 64
                      12/31/2002              18.515              14.837 445
                      12/31/2003              14.837              19.275 838
                      12/31/2004              19.275              21.985 855
                      12/31/2005              21.985              23.532 857
                      12/31/2006              23.532              28.182 903
                      12/31/2007              28.182              28.354 759
                      12/31/2008              28.354              16.078 559
                      12/31/2009              16.078              20.723 499
ALO 2  1.90%
                      12/31/2001              N/A              18.234 1
                      12/31/2002              18.234              14.583 68
                      12/31/2003              14.583              18.907 144
                      12/31/2004              18.907              21.523 159
                      12/31/2005              21.523              22.990 160
                      12/31/2006              22.990              27.478 147
                      12/31/2007              27.478              27.591 118
                      12/31/2008              27.591              15.614 96
                      12/31/2009              15.614              20.085 82

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 3  1.80%
                      12/31/2003              N/A              19.056 4
                      12/31/2004              19.056              21.714 6
                      12/31/2005              21.714              23.218 4
                      12/31/2006              23.218              27.778 9
                      12/31/2007              27.778              27.920 14
                      12/31/2008              27.920              15.816 14
                      12/31/2009              15.816              20.365 18
ALO 4  2.00%
                      12/31/2003              N/A              18.722 0
                      12/31/2004              18.722              21.291 0
                      12/31/2005              21.291              22.721 2
                      12/31/2006              22.721              27.129 2
                      12/31/2007              27.129              27.213 2
                      12/31/2008              27.213              15.384 3
                      12/31/2009              15.384              19.769 3
ALT 1  1.40%
                      12/31/2000              N/A              19.467 12
                      12/31/2001              19.467              18.944 51
                      12/31/2002              18.944              15.227 160
                      12/31/2003              15.227              19.840 170
                      12/31/2004              19.840              22.699 172
                      12/31/2005              22.699              24.368 169
                      12/31/2006              24.368              29.270 142
                      12/31/2007              29.270              29.538 108
                      12/31/2008              29.538              16.799 73
                      12/31/2009              16.799              21.718 64
ALT 2  1.60%
                      12/31/2001              N/A              18.630 0
                      12/31/2002              18.630              14.944 4
                      12/31/2003              14.944              19.433 6
                      12/31/2004              19.433              22.189 6
                      12/31/2005              22.189              23.773 6
                      12/31/2006              23.773              28.499 6
                      12/31/2007              28.499              28.702 6
                      12/31/2008              28.702              16.291 5
                      12/31/2009              16.291              21.019 4
ALT 4  1.70%
                      12/31/2003              N/A              19.275 3
                      12/31/2004              19.275              21.985 14
                      12/31/2005              21.985              23.532 65
                      12/31/2006              23.532              28.182 73
                      12/31/2007              28.182              28.354 66
                      12/31/2008              28.354              16.078 49
                      12/31/2009              16.078              20.723 38
ALT 5  2.20%
                      12/31/2003              N/A              18.358 25
                      12/31/2004              18.358              20.836 377
                      12/31/2005              20.836              22.190 1032
                      12/31/2006              22.190              26.443 1585
                      12/31/2007              26.443              26.471 1994
                      12/31/2008              26.471              14.935 1818
                      12/31/2009              14.935              19.154 1813

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2010
Appendix

68

ITEM 23. FINANCIAL STATEMENTS

KPMG

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Financial Statements
and Supplemental Schedules

December 31, 2009 and 2008

(With Report of Independent Registered Public Accounting Firm Thereon)

KPMG

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of operations, comprehensive income (loss), stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, the Company has changed its method of evaluating other-than-temporary impairments of fixed-maturity securities due to the adoption of new accounting requirements issued by the Financial Accounting Standards Board (FASB), as of January 1, 2009. Also as discussed in note 2 to the consolidated financial statements, the Company adopted new accounting guidance issued by the FASB related to fair value measurements, effective January 1, 2008.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in Schedules I, II, and III is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

/s/ KPMG LLP

March 22, 2010

KPMG LLP, a U.S. limited liability partnership, is the U.S.
member firm of KPMG International, a Swiss cooperative

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2009 and 2008

(In thousands, except share data)

Assets	2009	2008
Investments:
Fixed-maturity securities:
Available-for-sale, at fair value (amortized cost of
$43,306,269 and $35,521,222, respectively)	$44,237,446	$36,726,068
Trading, at fair value (amortized cost of
$5,148,377 and $5,635,460, respectively)	5,147,526	5,162,034
Held to maturity, at amortized cost (fair value of
$1,250,085 and $0, respectively)	1,111,594	—
Mortgage loans on real estate (net of valuation allowances
of $110,735 and $46,397, respectively)	5,426,013	4,838,373
Short-term securities	1,945,630	1,496,911
Derivatives	1,077,453	628,042
Real estate (net of accumulated depreciation of $49,023
and $39,686, respectively)	314,454	322,418
Loans to nonaffiliates	559,757	—
Loans to affiliates	155,533	723,802
Policy loans	173,834	174,599
Equity securities, at fair value:
Available-for-sale (cost of $50,903 and $84, respectively)	52,153	75
Trading (cost of $16,341 and $18,634, respectively)	15,125	12,800
Other invested assets	3,803	3,462
Total investments	60,220,321	50,088,584
Cash	78,919	73,073
Accrued investment income	561,102	542,323
Receivables (net of allowance for uncollectible accounts
of $6,861 and $4,839, respectively)	63,176	168,147
Reinsurance recoverables and receivables	4,007,516	4,096,285
Deferred acquisition costs	6,091,955	8,253,502
Other assets	1,898,702	2,601,858
Assets, exclusive of separate account assets	72,921,691	65,823,772
Separate account assets	15,925,814	11,791,728
Total assets	$88,847,505	$77,615,500

 (Continued)

2

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2009 and 2008

(In thousands, except share data)

Liabilities and Stockholder’s Equity	2009	2008
Policyholder liabilities:
Policy and contract account balances	$60,261,675	$56,585,189
Future policy benefit reserves	4,021,529	4,154,491
Policy and contract claims	219,310	300,221
Unearned premiums	161,740	271,756
Other policyholder funds	216,671	203,355
Total policyholder liabilities	64,880,925	61,515,012
Derivative liability	906,586	535,481
Mortgage notes payable	123,742	129,075
Other liabilities	795,386	580,734
Liabilities, exclusive of separate account liabilities	66,706,639	62,760,302
Separate account liabilities	15,925,814	11,791,728
Total liabilities	82,632,453	74,552,030
Stockholder’s equity:
Class A, Series A preferred stock, $1 par value, 8,909,195
shares authorized, issued, and outstanding; liquidation
preference of $189,366 and $189,366 at December 31, 2009
and 2008, respectively	8,909	8,909
Class A, Series B preferred stock, $1 par value, 10,000,000
shares authorized; 9,994,289 shares issued and outstanding;
liquidation preference of $199,167 and $199,167
at December 31, 2009 and 2008, respectively	9,994	9,994
Common stock, $1 par value, 40,000,000 shares authorized;
20,000,001 shares issued and outstanding
at December 31, 2009 and 2008	20,000	20,000
Loan to parent company	(158,765)	(205,731)
Additional paid-in capital	4,053,371	2,553,371
Retained earnings	1,969,455	344,690
Accumulated other comprehensive income, net of tax	312,088	332,237
Total stockholder’s equity	6,215,052	3,063,470
Total liabilities and stockholder’s equity	$88,847,505	$77,615,500
See accompanying notes to consolidated financial statements.

3

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statement of Operations

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	2009	2008	2007
Revenue:
Premiums	$298,123	$300,014	$368,306
Policy fees	791,021	1,016,656	766,367
Premiums and policy fees, ceded	(175,839)	(190,033)	(255,816)
Net premiums and policy fees	913,305	1,126,637	878,857
Interest and similar income, net	3,118,268	2,908,894	2,565,331
Derivative income (loss)	144,619	(1,004,023)	(251,392)
Realized investment gains (losses), net	49,626	(3,918,259)	(710,978)
Fee and commission revenue	147,520	164,335	199,356
Other revenue (loss)	49,154	(13,846)	133,575
Total revenue (loss)	4,422,492	(736,262)	2,814,749
Benefits and expenses:
Policyholder benefits	594,274	818,681	495,082
Change in fair value of annuity embedded derivatives	598,696	696,809	622,509
Benefit recoveries	(421,690)	(329,106)	(429,631)
Net interest credited to account values	1,450,616	1,098,143	1,031,830
Net benefits	2,221,896	2,284,527	1,719,790
Commissions and other agent compensation	840,768	807,565	913,444
General and administrative expenses	662,308	657,096	772,992
Change in deferred acquisition costs, net	165,304	(2,784,064)	(650,735)
Total benefits and expenses	3,890,276	965,124	2,755,491
Income (loss) from operations before income taxes	532,216	(1,701,386)	59,258
Income tax expense (benefit):
Current	26,816	47,043	64,245
Deferred	158,425	(654,033)	(60,259)
Total income tax expense (benefit)	185,241	(606,990)	3,986
Net income (loss)	$346,975	$(1,094,396)	$55,272
Supplemental Disclosures:
Realized investment gains (losses), net:
Total other-than-temporary impairment losses on securities	$(244,265)	(3,580,665)	(773,355)
Portion of loss recognized in other comprehensive income	(981)	—	—
Net impairment losses recognized in realized investment gains (losses), net	(243,284)	(3,580,665)	(773,355)
Other net realized gains (losses)	292,910	(337,594)	62,377
Realized investment gains (losses), net	$49,626	(3,918,259)	(710,978)
See accompanying notes to consolidated financial statements.

4

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	2009	2008	2007
Net income (loss)	$346,975	$(1,094,396)	$55,272
Foreign currency translation adjustments, net of tax	6,101	(7,922)	6,520
Unrealized losses on postretirement obligation:
Unrealized net actuarial gains (losses) arising during the period, net of tax (expense) benefit of $(1,208), $966, and $0 in 2009,
2008, and 2007, respectively	2,243	(1,794)	78
(Increase) decrease in unrealized prior service cost arising during the period, net of tax benefit (expense) of $1,220, $(280),
and $606 in 2009, 2008, and 2007, respectively	(2,266)	521	(1,190)
Total unrealized postretirement obligation losses	(23)	(1,273)	(1,112)
Unrealized gains (losses) on fixed-maturity and equity securities:
Unrealized holding gains (losses) arising during the period, net of effect of shadow adjustments of $(2,217,047),
$(107,983), and $(361,836) in 2009, 2008, and 2007,
respectively, and net of tax (expense) benefit of $(681,574),
$1,375,543, and $137,044 in 2009, 2008, and 2007, respectively	1,265,490	(2,554,563)	(253,995)
Change in noncredit-related impairments on securities during the period, net of effect of shadow adjustments of $(32,111)
and net of tax benefit of $(9,870)	18,330	—	—
(Increase) decrease in unrealized holding losses due to
reclassification adjustment for realized (gains) losses
included in net income (loss), net of tax benefit (expense)
of $17,369, $(1,371,390), and $(248,842), in 2009,
2008, and 2007, respectively	(32,257)	2,546,868	462,135
Total unrealized holding gains (losses)	1,251,563	(7,695)	208,140
Total other comprehensive income (loss)	1,257,641	(16,890)	213,548
Total comprehensive income (loss)	$1,604,616	$(1,111,286)	$268,820
See accompanying notes to consolidated financial statements.

5

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statements of Stockholder’s Equity

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	Preferred stock	Common stock	Loan to parent company	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total stockholder’s equity
2007:
Balance, beginning of year	$18,903	$20,000	$ (250,000)	$2,123,371	$1,384,229	$135,579	$3,432,082
Comprehensive income:
Net income	—	—	—	—	55,272	—	55,272
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes	—	—	—	—	—	208,140	208,140
Net unrealized loss on
postretirement
obligation, net of
deferred taxes	—	—	—	—	—	(1,112)	(1,112)
Foreign currency
translation adjustment, net
of deferred taxes	—	—	—	—	—	6,520	6,520
Total comprehensive
income							268,820
Adjustment to initially apply
new accounting guidance	—	—	—	—	(415)	—	(415)
Capital contribution	—	—	—	150,000	—	—	150,000
Balance, end of year	$18,903	$20,000	$ (250,000)	$2,273,371	$1,439,086	$349,127	$3,850,487
2008:
Balance, beginning of year	$18,903	$20,000	$ (250,000)	$2,273,371	$1,439,086	$349,127	$3,850,487
Comprehensive loss:
Net loss	—	—	—	—	(1,094,396)	—	(1,094,396)
Net realized loss on
investments, net of
shadow adjustments
and deferred taxes	—	—	—	—	—	(7,695)	(7,695)
Net unrealized loss on
postretirement
obligation, net of
deferred taxes	—	—	—	—	—	(1,273)	(1,273)
Foreign currency
translation adjustment, net
of deferred taxes	—	—	—	—	—	(7,922)	(7,922)
Total comprehensive loss							(1,111,286)
Capital contribution	—	—	—	280,000	—	—	280,000
Payment received on loan	—	—	44,269	—	—	—	44,269
Balance, end of year	$18,903	$20,000	$ (205,731)	$2,553,371	$344,690	$332,237	$3,063,470
2009:
Balance, beginning of year	$18,903	$20,000	$ (205,731)	$2,553,371	$344,690	$332,237	$3,063,470
Comprehensive income:
Net income	—	—	—	—	346,975	—	346,975
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes	—	—	—	—	—	1,251,563	1,251,563
Net unrealized loss on
postretirement
obligation, net of
deferred taxes	—	—	—	—	—	(23)	(23)
Foreign currency
translation adjustment, net
of deferred taxes	—	—	—	—	—	6,101	6,101
Total comprehensive income							1,604,616
Capital contribution	—	—	—	1,500,000	—	—	1,500,000
Payment received on loan	—	—	46,966	—	—	—	46,966
Adjustment to initially apply
new investment accounting
guidance, net of
taxes and shadow adjustments	—	—	—	—	1,277,790	(1,277,790)	—
Balance, end of year	$18,903	$20,000	$ (158,765)	$4,053,371	$1,969,455	$312,088	$6,215,052
See accompanying notes to consolidated financial statements.

6

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statements of Cash Flows

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	2009	2008	2007
Cash flows provided by (used in) operating activities:
Net income (loss)	$346,975	$(1,094,396)	$55,272
Adjustments to reconcile net income (loss) to net
cash provided by (used in) operating activities:
Realized investment (gains) losses	(49,626)	3,918,259	711,088
Purchases of trading securities	(143,839)	(840,996)	(2,196,297)
Sale and other redemptions of trading securities	592,616	1,277,531	558,380
Change in annuity-related options, derivatives,
and gross reserves	728,698	(9,261)	347,575
Deferred income tax expense (benefit)	158,425	(654,033)	(60,259)
Charges to policy account balances	(105,353)	(94,450)	(73,808)
Gross interest credited to account balances	1,453,082	1,228,477	1,041,726
Amortization of discount, net	(43,984)	(71,591)	(4,942)
Impairment of goodwill	18,902	1,175	—
Change in:
Accrued investment income	(18,779)	(45,800)	(57,254)
Receivables	107,708	4,104	103,102
Reinsurance recoverables and receivables	88,768	29,991	59,201
Deferred acquisition costs	165,304	(2,784,064)	(650,735)
Future policy benefit reserves	(214,232)	1,107,217	183,321
Policy and contract claims	(80,911)	(17,884)	(86,869)
Other policyholder funds	13,316	(11,193)	21,034
Unearned premiums	(13,353)	47,933	(15,566)
Other assets and liabilities	(162,470)	(236,367)	(130,342)
Other, net	24,423	11,618	(83,644)
Total adjustments	2,518,695	2,860,666	(334,289)
Net cash provided by (used in)
operating activities	$2,865,670	$1,766,270	$(279,017)

 (Continued)

7

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statements of Cash Flows

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	2009	2008	2007
Cash flows provided by (used in) operating activities	$2,865,670	$1,766,270	$(279,017)
Cash flows used in investing activities:
Purchase of available-for-sale fixed-maturity securities	(6,673,005)	(8,247,931)	(5,081,265)
Purchase of held-to-maturity fixed-maturity securities	(1,349,587)	—	—
Purchase of available-for-sale equity securities	(123,298)	—	(80,172)
Purchase of derivative securities	(75,431)	(2,350,592)	(990,171)
Purchase of real estate	(4,679)	(3,360)	(6,667)
Funding of mortgage loans on real estate	(844,400)	(570,887)	(1,296,133)
Sale and other redemptions of fixed-maturity securities	3,225,865	2,399,795	2,092,453
Matured fixed-maturity securities	163,829	217,406	434,999
Sale of equity securities	83,927	14,906	68,230
Sale of derivative securities	211,443	1,368,782	407,686
Sale of real estate	10,443	—	157,179
Repayment of mortgage loans on real estate	99,699	130,544	255,996
Net change in short-term securities	(448,718)	(760,154)	246,611
Purchase of home office property and equipment	(3,468)	(2,324)	(6,638)
Purchase of interest in equity method investees	—	(3,079)	(12,847)
Purchase of subsidiary, net of cash acquired	—	—	(11,655)
Change in loan to affiliate	37,555	11,600	(507,273)
Change in loan to nonaffiliate	(21,601)	—	—
Options (purchased) written, net	(78,767)	958,790	603,961
Other, net	973	12,961	2,545
Net cash used in investing activities	(5,789,220)	(6,823,543)	(3,723,161)
Cash flows provided by financing activities:
Policyholders’ deposits to account balances	6,520,884	5,503,872	5,858,335
Policyholders’ withdrawals from account balances	(5,425,644)	(4,493,703)	(3,309,471)
Policyholders’ net transfers between account balances	341,085	3,741,384	1,278,775
Change in amounts drawn in excess of bank balances	(48,562)	(32,605)	73,617
Capital contribution from parent company	1,500,000	280,000	150,000
Payment received on loan to parent company	46,966	44,269	—
Change in mortgage notes payable	(5,333)	(5,048)	(12,777)
Net cash provided by financing activities	2,929,396	5,038,169	4,038,479
Net change in cash	5,846	(19,104)	36,301
Cash at beginning of year	73,073	92,177	55,876
Cash at end of year	$78,919	$73,073	$92,177
See accompanying notes to consolidated financial statements.

8

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(1)	Organization

Allianz Life Insurance Company of North America is a wholly owned subsidiary of Allianz of America, Inc. (AZOA or “parent company”), which is a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company incorporated in Germany. Allianz Life Insurance Company of North America and its wholly owned subsidiaries are referred to as the Company.

The Company is a life insurance company licensed to sell annuity, comprises accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2009 statutory net premium written, 96%, 2%, and 2% of the Company’s business is annuity, life insurance, and accident and health, respectively. The annuity business comprises fixed-indexed, variable, five-year deferred, and one-year deferred annuities representing 66%, 29%, 4%, and 1% of 2009 statutory net premium written, respectively. Life business comprises both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. Accident and health business comprises primarily comprises long-term care (LTC) insurance. During 2009, the Company discontinued selling LTC products. The Company’s primary distribution channels are through independent agents, broker/dealers, banks, and third-party marketing organizations.

(2)	Summary of Significant Accounting Policies

(a)	Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company’s primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

(b)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the Consolidated Financial Statements. Such changes in estimates are recorded in the period they are determined.

(c)	Investment Products and Universal Life Business

Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders’ accounts. Policy fees on the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative

 (Continued)

9

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

fees, charges for guarantees on investment products, and surrender charges for investment products and universal life insurance. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the Company for services to be provided in future periods are not earned in the period assessed. Such amounts are reported as unearned premiums, which include unearned revenue reserves (URR), and are recognized in operations over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Derivatives embedded in fixed-indexed and variable products are recorded at fair value and changes in value are included in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. Benefits consist of interest credited to contractholders’ accounts and claims incurred in excess of the contractholders’ account balance and are included in net interest credited to account values and policyholder benefits, respectively, on the Consolidated Statements of Operations.

(d)	Life and Accident and Health Insurance

Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

(e)	Goodwill

Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired (VOBA), other identifiable intangible assets, and valuation adjustments (such as impairments), if any. Goodwill is reported in other assets on the Consolidated Balance Sheets.

Goodwill is evaluated annually for impairment at the reporting unit level. Goodwill of a reporting unit is also tested for impairment on an interim basis if a triggering event occurs, such as a significant adverse change in the business climate or a decision to sell or dispose of a business unit. The goodwill impairment test follows a two-step process as defined in the Intangibles—Goodwill and Other Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) (ASC 350). In the first step, the fair value of a reporting unit is compared with its carrying value. This process requires judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, and expected revenues and earnings. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the

 (Continued)

10

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss would be recognized in an amount equal to that excess. The carrying value will be reduced to its fair value with a corresponding charge to operations.

(f)	Value of Business Acquired and Other Intangible Assets

The value of insurance in-force purchased is recorded as the VOBA and is reported in other assets on the Consolidated Balance Sheets. The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs (DAC). The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If estimated gross profits differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

Adjustments to VOBA are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow VOBA). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through general and administrative expenses within the Consolidated Statements of Operations.

Intangible assets are identified by the Company in accordance with the Intangibles—Goodwill and Other Topic of the FASB ASC, which requires an identifiable intangible asset to be recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated and valued then sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified at acquisition, and continually monitors these assumptions. An intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

The Company’s intangible assets include trademarks, agent lists, and noncompete agreements that were acquired as a result of the Company’s ownership in field marketing organizations, and are reported in other assets on the Consolidated Balance Sheets. These intangible assets were assigned values using the present value of projected future cash flows and are generally amortized over five years using the straight-line method. Also included in the Company’s intangible assets are the trade name and service mark of a broker-dealer acquired during 2005, and state insurance licenses acquired in 2007. The trade name, service mark, and state insurance licenses were valued using the

 (Continued)

11

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

projected present value of estimated future cash flows and were determined to have an indefinite useful life.

Recoverability of the value of the amortizing intangible assets is assessed under impairment and disposal sections of the Property, Plant, and Equipment Topic of the FASB ASC (ASC 360), which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

Recoverability of the value of the nonamortizing intangible assets is assessed under the Intangibles—Goodwill and Other Topic of the FASB ASC, which states that nonamortizing intangible assets shall be tested for recoverability annually or earlier if events or changes in circumstances indicate the carrying amount may not be recoverable.

(g)	Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. DAC is reviewed for recoverability, at least annually, and adjusted when necessary. Recoverability is evaluated separately for fixed-indexed annuities, variable annuities, and life insurance products. Evaluating recoverability is a two-step process where current policy year issues are evaluated, and then in-force policies are evaluated. Before assessing recoverability, DAC is capped, if necessary, such that the balance cannot exceed the original capitalized costs plus interest.

Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in costs of product guarantees, and lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

 (Continued)

12

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected prospectively in the Consolidated Statements of Operations.

Adjustments may also be made to the estimated gross profits related to DAC that correspond to deferred annuities and universal life products for investment activity, such as write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as inforce management action such as crediting rate changes or index rate cap adjustments. This approach applies to fixed-maturity securities purchased at investment-grade only and not noninvestment-grade items that were purchased with other yield considerations. See further discussion of DAC unlocking in note 8.

The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights, or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

(h)	Deferred Sales Inducements

Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

Annuity sales inducements are deferred as paid or credited to contractholders and life sales inducements are deferred and recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) are reported in other assets in the Consolidated Balance Sheets. They are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in policyholder benefits on the Consolidated Statements of Operations. DSI capitalization related to a persistency and immediate bonus on nonindexed annuities is recorded in policyholder benefits on the Consolidated Statements of Operations at policy issuance. DSI capitalization related to an immediate bonus on fixed-indexed annuities is recorded in policy fees on the Consolidated Statements of Operations at policy issuance.

 (Continued)

13

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Adjustments to DSI are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

Adjustments may also be made to DSI related to deferred annuities for investment activity, such as write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased at investment grade only and not noninvestment grade items that were purchased with other yield considerations.

(i)	Policy and Contract Account Balances

Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts – one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, such as index and volatility, to estimate future index levels. The index benefit valuation is also dependent upon estimates of future policyholder behavior. The Company must include provisions for the Company’s own credit risk and for risk that the Company’s assumptions about policyholder activity could differ from actual experience. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

Certain two-tier fixed annuity products provide for benefits payable upon annuitization such as period-certain and life-contingent payout options. An additional annuitization reserve is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

Policy and contract account balances for variable annuity products are carried at accumulated contract values. Additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Additional reserves for accumulation and withdrawal benefits that may exceed account values are established using capital market assumptions, such as index and volatility, along with estimates of future policyholder behavior. These additional reserves are reflected in future policy benefit reserves on the Consolidated Balance Sheets.

 (Continued)

14

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(j)	Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company’s experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.5% to 6.0%.

Future policy benefit reserves on LTC products are computed using a net level reserve method. Reserves are determined as the excess of the present value of future benefits over the present value of future net premiums and are based on best estimate assumptions for morbidity, mortality, lapse, and interest with provisions for adverse deviation. Most LTC reserve interest assumptions range from 5.0% to 6.0%.

(k)	Policy and Contract Claims

Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses on the Company’s accident and health business. Actuarial reserve development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

(l)	Reinsurance

The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts and are included in premium and policy fees, ceded, and benefit recoveries, respectively, on the Consolidated Statements of Operations. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and policy and contract claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable, and are included in other liabilities on the Consolidated Balance Sheets.

A gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in other liabilities on the Consolidated Balance Sheets. Such gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies. These amortized gains are recorded in other revenue (loss) on the Consolidated Statements of Operations.

 (Continued)

15

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(m)	Investments

The Company classifies certain fixed-maturity and equity securities as “available-for-sale.” Accordingly, the securities are carried at fair value, and related unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder’s equity, net of tax and related adjustments to DAC, DSI, VOBA, and reserves (commonly referred to as shadow adjustments). The adjustments to DAC, DSI, and VOBA represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has portfolios of certain fixed-maturity and equity securities classified as “trading,” and accordingly, the securities are carried at fair value, and related unrealized gains and losses are reflected as realized investment gains and losses within the Consolidated Statements of Operations. The primary trading portfolio is used to attempt to match the change in value associated with embedded derivative liabilities related to fixed-indexed annuities. This match is not effective to the extent there are credit-related factors impacting the value of the securities in this trading portfolio. The Company also has other trading portfolios that are actively managed. The Company has portfolios of certain fixed-maturity securities classified as “held-to-maturity,” and accordingly, the securities are carried at amortized cost on the Consolidated Balance Sheets. The Company has the intent and ability to hold such securities to maturity.

In accordance with its investment policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date they are declared and interest is accrued as earned. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method.

The Company utilizes derivatives within certain actively managed investment portfolios. Within these portfolios, derivatives can be used for hedging, replication, and income generation only. The financial instruments are carried at fair value and the unrealized gains and losses on the derivatives are reflected in derivative income (loss) within the Consolidated Statements of Operations.

In 2008, the Company purchased $694,950 notional value, of fixed-maturity securities held as available-for-sale with variable interest rates. The Company entered into interest rate swaps with notional amounts and maturity dates equal to the par value and maturity dates of the fixed-maturity securities, in order to attempt to hedge changes in cash flows of the hedged items due to interest rate risk. No additional investment was made in 2009.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as cash flow hedges to specific assets or liabilities on the Consolidated Balance Sheets and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been

 (Continued)

16

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include analysis of changes in fair value or cash flows associated with the hedge relationship.

Hedge effectiveness is measured using the dollar offset method. The dollar offset method compares changes in cash flows of the hedging instrument with changes in the cash flows of the hedged item attributable to the hedged risk. Random changes in interest rate movements are assumed. Related changes in the cash flows of the hedging instrument are expected to offset the changes in the cash flows of the hedged item as the notional/par amounts, reset dates, interest rate indices, and business day conventions are the same for both the bond and the swap. The cumulative amount of unrealized gains and losses of the hedging instrument is recognized in accumulated other comprehensive income on the Consolidated Balance Sheets. The ineffective portion of the change in the fair value of the hedging instrument is recognized in realized investment gains (losses), net in the Consolidated Statements of Operations.

Mortgage-backed securities and structured securities are amortized using among others, anticipated prepayments. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. The Company recognizes income using a constant effective-yield method based on prepayment assumptions and the estimated economic life of the securities. For all structured securities except for Collateralized Debt Obligations (CDOs), when estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments using the retrospective method. Any resulting adjustment is included in interest and similar income, net on the Consolidated Statements of Operations. For CDOs, when adjustments are anticipated for prepayments and other expected changes in future cash flows, the effective yield is recalculated using the prospective method as required by the Beneficial Interests in Securitized Financial Assets Topic of the Codification (ASC 325).

Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in interest and similar income, net on the Consolidated Statements of Operations. The Company analyzes loan impairment at least annually when assessing the adequacy of the allowance for uncollectible balances. The Company evaluates the mortgage loan reserve to ensure that the estimate is based on the most recent available industry default and loss studies and historical default rates for the Company as compared with default rates for the industry group. The Company also takes into consideration recent trends in the Company’s loan portfolio and information on current loans, such as loan-to-value ratios and balloon payments, which could impact a loan’s credit quality. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company’s intent is to hold mortgage loans until paid in full.

 (Continued)

17

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loans, which are supported by the underlying cash value of the policies, are carried at unpaid principal balances, which approximate fair value. Loans to affiliates and loans to nonaffiliates are carried at cost, and interest is accrued monthly, with payments received semiannually. Real estate consists of building and land and is carried at cost less accumulated depreciation. The buildings are amortized over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate. Forward commitments are carried at fair value.

The fair value of fixed-maturity securities and equity securities is obtained from third-party pricing sources whenever possible, except for short-term securities that are priced at amortized cost. Prices obtained from third-party pricing sources are analytically reviewed by investment managers for reasonableness. During 2009, an Independent Price Verification (IPV) process was established, in which security pricing is obtained from a third-party source other than the sources used by the investment managers. The IPV process supports the reasonableness of price overrides and challenges by the investment managers and reviews pricing for appropriateness. Results of the IPV are reviewed by the Company’s Pricing Committee.

Realized gains and losses are computed based on the sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC, DSI, VOBA, and reserves for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder’s equity, net of related adjustments for DAC, DSI, VOBA, and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet dates. Changes in the fair value of trading investments are recorded as realized investment gains (losses) on the Consolidated Statements of Operations.

The Company reviews the available-for-sale and held-to-maturity investment portfolios to determine whether or not declines in fair value are other than temporary. The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, the extent and duration of the decline, market analysis, current events, recent price declines, likelihood of recovery in a reasonable period of time, and management’s judgment, to determine whether fixed income securities are considered other-than-temporarily impaired. In addition, the Investments—Debt and Equity Securities Topic of the FASB ASC (ASC 320) requires that the Company evaluate other-than-temporary impairments on available-for-sale and held-to-maturity fixed-maturity securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered.

Under historical accounting guidance, the Company’s absence of control over the investment manager’s decision to sell (or hold) rendered the Company unable to assert ability to hold to recovery and therefore required the Company to classify all impairments as other-than-temporary and recognize an impairment loss in the period of the decline. Under the new accounting guidance that the Company adopted in 2009, as described below, the Company has modified the Investment

 (Continued)

18

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Mandates with its investment managers to explicitly provide for the control of certain securities. In particular, the Investment Mandates limit the net realized losses that the investment manager can incur within a reporting period and restrict turnover of the portfolio. Furthermore, the Investment Mandates establish a prohibited disposal list that restricts the ability of the investment managers to sell securities in a significant unrealized loss position and requires formal attestations from investment managers regarding their intent to sell certain securities.

When the fair value of a fixed-maturity security is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. The Company evaluates these factors to determine whether the Company or any of its investment managers have an intent to sell a security or a group of securities. Additionally, the Company performs a cash flow projection for several years into the future to determine whether cash needs would require the sale of any securities. If either of these conditions is met, the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria, and the Company does not expect to recover a security’s amortized cost basis, the security is considered other-than temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total impairment related to credit loss is considered an other-than-temporary impairment and is recognized in realized investment losses, net on the Consolidated Statements of Operations. The amount of the total impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSI, VOBA, reserves, and deferred income taxes. For available-for-sale and held-to-maturity securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the discounted cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases not related to additional credit losses in the fair value of available-for-sale securities are included in other comprehensive income, included as a separate component in the Consolidated Statements of Comprehensive Income (Loss).

The Company evaluates whether a credit loss exists by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security, (b) changes in the financial condition, credit rating, and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated interest and principal payments, (d) changes in the financial condition of the security’s underlying collateral, if any, and (e) the payment structure of the security. The Company uses a probability-weighted cash flow model for corporate bonds to determine the credit loss amount. This measurement is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and significant judgments regarding the future performance of the security. The Company’s probability-weighted cash flow model involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, and current delinquency rates. For structured securities, the Company selects a probability-weighted or best estimate cash flow model depending on the specifics of the individual security and

 (Continued)

19

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

the information available to measure the expected cash flows of the underlying collateral. In the event that sufficient information is not available to measure the expected cash flows of a structured security in a timely manner due to a lack of available information on the valuation date, the entire decline in fair value is considered to be related to credit loss.

The Company provides a supplemental disclosure on its Consolidated Statements of Operations that presents the total other-than-temporary impairment losses recognized during the period less the portion of other-than-temporary impairment losses recognized in other comprehensive income to equal the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period, offset by reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented in the supplemental disclosure on the Consolidated Statements of Operations as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, recent price declines, and management’s judgment related to the likelihood of recovery within a reasonable period of time, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will incur additional other-than-temporary impairments should the fair value fall below the book value.

Impairments in the value of securities held by the Company, considered to be other-than-temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Consolidated Statements of Operations. The Company adjusts DAC, DSI, and VOBA for impairments on securities, as discussed in their respective sections of this note.

(n)	Option and Futures Contracts

The Company provides additional benefits through certain life and annuity products, which are linked to the growth in the Standard and Poor’s (S&P) 500 index, the NASDAQ 100 index, the Financial Times Stock Exchange (FTSE) 100, and an index comprising a blend of the Dow Jones Industrial Average, FTSE 100, Barclays Capital US Aggregate, and the Russell 2000. In addition, certain variable annuity contracts provide minimum guaranteed benefits. The Company has analyzed the characteristics of these benefits and has entered into over-the-counter (OTC) option contracts, exchange-traded option (ETO) contracts, and exchange-traded futures contracts tied to an appropriate underlying index with similar characteristics with the objective to economically hedge these risks. The Company uses exchange-traded futures contracts with the objective to increase the effectiveness of the economic hedge. Management monitors in-force amounts and option and futures

 (Continued)

20

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

The OTC option contracts and ETO contracts are reported at fair value as derivatives on the Consolidated Balance Sheets. The fair value of the OTCs is derived internally and deemed by management to be reasonable. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The fair value of the ETOs is based on quoted market prices. The liability for the benefits is reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded in derivative income (loss) on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in derivative income (loss) on the Consolidated Statements of Operations.

Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in derivative income (loss) on the Consolidated Statements of Operations.

(o)	Securities Lending

The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the Consolidated Balance Sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Consolidated Balance Sheets and interest and dividend income earned by the Company on loaned securities is recognized in interest and similar income, net on the Consolidated Statements of Operations. There were no securities lending transactions outstanding at December 31, 2009 or 2008.

The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. U.S. Treasury Note securities were lent under a triparty agreement between the Company, broker-dealers (Goldman Sachs, Morgan Stanley), and the Bank of New York. The collateral is defined by the agreement to be at least equal to U.S. government, U.S. government agency, or U.S. government agency mortgage-backed securities. The Company began participating in unrestricted arrangements whereby the Company may use collateral for general purposes. However, the Company suspended securities lending activity in 2008. See note 15 for further discussion of this affiliated securities lending with Dresdner Klienwort Wasserstein.

 (Continued)

21

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(p)	Receivables

Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values, which are based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable, and the Company’s assessment of collectibility. The allowance is estimated by aging the balances due from individual parties and setting up an allowance for any balances that are more than 90 days old.

(q)	Home Office Property and Equipment

Home office property consists of buildings and land, and equipment consists of furniture, office equipment, leasehold improvements, and computer hardware. They are reported at cost, net of accumulated depreciation, in other assets on the Consolidated Balance Sheets. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3 – 7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses on the Consolidated Statements of Operations. The property and equipment balance was $165,532, net of accumulated depreciation of $89,216 as of December 31, 2009, and $173,198, net of accumulated depreciation of $81,986 as of December 31, 2008.

Preoperating and start-up costs incurred in connection with the construction of the Company’s headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amounts of capitalized costs amortized, including interest, during 2009, 2008, and 2007 were $2,275, $2,275, and $2,274, respectively. An addition to the Company’s headquarters was put into operation on November 1, 2006. Total amortization related to this addition was $2,104, $2,104, and $2,016 for the years ended December 31, 2009, 2008, and 2007, respectively.

(r)	Income Taxes

The Company and its subsidiaries, with the exception of Allianz Life and Annuity Company (ALAC), file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, each of its insurance subsidiaries except ALAC, and Questar Capital Corporation (Questar) generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

 (Continued)

22

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported on the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized or that the related temporary differences will not reverse over time (see further discussion in note 14).

(s)	Stockholder’s Equity, Loan to Parent Company

The Company entered into an agreement during 2002 to lend AZOA $250,000 (see further discussion in note 15). This agreement was executed in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate. The unamortized loan balance is recorded as contra equity in accordance with the Equity Topic of the FASB ASC (ASC 505).

(t)	Stockholder’s Equity, Accumulated Unrealized Foreign Currency

Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 20). The net assets of the Company’s foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment net of tax reported as a separate component of comprehensive income on the Consolidated Statements of Comprehensive Income (Loss).

 (Continued)

23

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(u)	Separate Accounts and Annuity Product Guarantees

The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), a guaranteed minimum accumulation benefit (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in policy fees on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in GMDB and GMIB are calculated in accordance with the Financial Services—Insurance Topic of the FASB ASC (ASC 944) and are included in policyholder benefits on the Consolidated Statements of Operations. GMAB and GMWB are considered to be embedded derivatives under the Derivatives and Hedging Topic of the FASB ASC (ASC 815), and the changes in these embedded derivatives are included in change in fair value of annuity-embedded derivatives on the Consolidated Statements of Operations.

The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated contractholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current contractholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current guaranteed value amount that would be added to the contracts less the current contractholder account value. The GMWB net amount at risk is defined as the current accumulated benefit base amount less the current contractholder account value.

 (Continued)

24

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company’s GMDB options have the following features:

•	Return of Premium – Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.

•	Reset – Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.

•
Ratchet – Provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarterly – evaluated quarterly, annual – evaluated annually, and six-year – evaluated every sixth year.

•
Rollup – Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.

•	Earnings Protection Rider – Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB features are:

•	Return of Premium – Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.

•	Ratchet – Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.

•	Rollup – Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits on the Consolidated Statements of Operations if actual experience or other evidence suggests that earlier assumptions should be revised.

 (Continued)

25

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2009 and 2008:

•	100 stochastically generated investment performance scenarios.

•	Mean investment performance assumption of 7.96%.

•	Volatility assumption of 13.69%.

•	Mortality assumption of 50% of the 1994 MGDB Mortality Table.

•	Lapse rates vary by contract type and duration. Spike rates could approach 40% with an ultimate rate around 15%.

•	Discount rates vary by contract type and equal an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

•
GMIB contracts only – dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.

The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least five years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary, seventh contract anniversary, or tenth contract anniversary depending on the type of contract. Depending on the contractholder’s selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

The GMWB is a living benefit that provides the contractholder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the specified ages in the contract. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of the contract value, the quarterly anniversary value, or the guaranteed annual increase of purchase payments (capped at twice the total purchase payments).

The GMAB and GMWB liabilities are determined each period as the difference between expected future claims and the expected future profits. One result of this calculation is that these liabilities can be negative (contraliability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring GMWB benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to zero, until the policy’s first anniversary date.

 (Continued)

26

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The following assumptions were used to determine the GMAB and GMWB liabilities as of December 31, 2009 and 2008:

•	200 stochastically generated investment performance scenarios.

•	Market volatility assumption varies by fund type and grades from a current volatility number to a long-term assumption over four years as shown below:

		Long-term
	Current	forward
Fund index type	volatility	volatility
Large cap	26.89%	18.74%
Bond	5.10	5.20
International	35.98	25.08
Small cap	33.24	19.56
Cash	0.00	0.00

•	Mortality assumption of 50% of the 1994 MGDB Mortality Table.

•	Lapse rates vary by contract type and duration. Spike rates could approach 40% with an ultimate rate around 15%.

•	Discount rates equal to current month’s Treasury Rates plus a company specific spread.

Beginning in 2008, the Company issues fixed-indexed annuities with a GMWB as an optional rider. The GMWB has a roll-up feature. The net amount at risk is partially limited, because the contractholder account value has an annual credit that is floored at zero. Since the account value cannot decrease, in contrast to a variable annuity, the difference between the withdrawal value and the account value will not diverge to the degree that is possible in a variable annuity.

(v)	Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently does not have any permitted practices.

 (Continued)

27

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(w)	Recently Issued Accounting Pronouncements – Adopted

In June 2009, the FASB issued the FASB ASC (or “the Codification”). The Codification became the single source of authoritative, nongovernmental GAAP, superseding existing FASB, American Institute of Certified Public Accountants (AICPA), Emerging Issues Task Force (EITF), and related literature. The Codification eliminates the previous GAAP hierarchy and establishes one level of authoritative GAAP. All other literature is considered nonauthoritative. The guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Company adopted the Codification as of December 31, 2009, and there was no financial impact on the Company’s Consolidated Financial Statements. References to superseded GAAP guidance have been revised within disclosures to be consistent with the Codification.

In August 2009, the FASB issued guidance on the measurement of liabilities at fair value within the Fair Value Measurements and Disclosure Topic of Codification (ASC 820). The guidance provides clarification on measuring liabilities at fair value when a quoted price in an active market is not available. In such circumstances, the valuation technique should be applied that uses either the quote of the liability when traded as an asset, the quoted prices for similar liabilities or similar liabilities when traded as assets, or another valuation technique consistent with existing fair value measurement guidance. The guidance is effective for the first reporting period after issuance of the guidance. The Company adopted this guidance on December 31, 2009 and there was no material impact on the Company’s Consolidated Financial Statements.

In May 2009, the FASB issued guidance on subsequent events accounting and disclosure (ASC 855). Under this guidance, the effects of events that occur subsequent to the balance sheet date should be evaluated through the date the financial statements are either issued or available to be issued. Subsequent events that provide additional evidence about conditions that existed at the balance sheet date should be recognized in an entity’s financial statements. Subsequent events that provide evidence about conditions that arose after the balance sheet date should be disclosed, but not recognized in an entity’s financial statements. The guidance is effective for interim and annual periods ending after June 15, 2009. The Company adopted this guidance for the annual period ended December 31, 2009, and there was no impact on the Company’s Consolidated Financial Statements.

In April 2009, the FASB issued guidance on the recognition and presentation of other-than-temporary impairments in fixed-maturity securities within the Investments—Debt and Equity Securities Topic of the Codification. The guidance specifies that if an entity does not have the intent to sell a fixed-maturity security and it is more likely than not that it will not have to sell the fixed-maturity security prior to recovery; the security would not be considered other-than-temporarily impaired unless there is a credit loss. If an entity either intends to sell or it is more likely than not it will be required to sell a fixed-maturity security before recovery, the entire impairment must be recognized in earnings. If an entity neither intends to sell the security nor is it more likely than not that it will be required to sell the security but does not expect to recover the entire amortized cost basis, the impairment must be separated into two components: (1) the amount attributed to the credit loss, which must be recognized in earnings; and (2) all other amounts, which must be recognized in other comprehensive income. The guidance requires presentation of both the credit and noncredit

 (Continued)

28

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

portions of other-than-temporary impairments. The guidance also requires disclosures that provide an understanding of the types of fixed-maturity and equity securities held, including investments in an unrealized loss position for which an other-than-temporary impairment has or has not been recognized. The guidance is effective for interim and annual reporting periods ending after June 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represents the noncredit-related loss component shall be recognized as a cumulative effect of adoption with a reclassification adjustment to the opening balance of retained earnings and a corresponding adjustment to accumulated other comprehensive income. The Company adopted the guidance as of January 1, 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $1,277,790, net of DAC and DSI amortization of $2,242,032 and $267,388, respectively, VOBA adjustment of $13,710, reserves of $(37,223) and deferred income taxes of $688,202, and a corresponding decrease to accumulated other comprehensive income.

The following table compares certain amounts as reported on the Consolidated Balance Sheets as of December 31, 2009 and Consolidated Statements of Operations for the year ended December 31, 2009 with amounts that would have been reported had the above guidance not been adopted:

		Under previous
	As reported	accounting method
Consolidated Balance Sheets:
Retained earnings	$1,969,455	$888,004
Accumulated other comprehensive income, net of tax	312,088	1,393,539
Total stockholder's equity	6,215,052	6,215,052
Consolidated Statements of Operations:
Interest and similar income, net	3,118,268	3,528,074
Realized investment gains (losses)	49,626	(52,971)
Policyholder benefits	594,274	556,604
Change in deferred acquisition costs, net	165,304	270,127
Income (loss) from operations before taxes	532,216	772,272

In April 2009, the FASB issued guidance within the Fair Value Measurement and Disclosures Topic of the Codification on determining fair value when the volume and level of activity for an asset or liability has significantly decreased, and on identifying transactions that are not orderly. The guidance lists a number of factors to be considered when determining whether there has been a significant decrease in volume and level of activity for an asset when compared to normal activity. In such a case, quoted prices may not be determinative of fair value and a significant adjustment to the identified transactions or quoted prices may be needed to estimate fair value. The guidance was effective on a prospective basis for interim and annual periods ending after June 15, 2009. The Company adopted this guidance for the annual period ended December 31, 2009, and there was no material impact on the Company’s Consolidated Financial Statements.

 (Continued)

29

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

In January 2009, the FASB issued guidance that amended the impairment guidance for beneficial interests that continue to be held by a transferor in securitized financial assets as described in the Beneficial Interests in Securitized Financial Assets Topic of the Codification. The guidance removes the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of such securitized financial assets. The guidance permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. The new guidance was effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the guidance on December 31, 2008 and there was no material impact on the Company’s Consolidated Financial Statements.

In December 2008, the FASB issued guidance within the Compensation—Retirement Benefits Topic of the Codification (ASC 715). This guidance requires disclosures about the fair value of an employer’s plan assets of a defined benefit pension or other postretirement plan. The disclosures about plan assets required by the guidance are provided for fiscal years ending after December 15, 2009. The provisions of this guidance are not required for earlier periods that are required for comparative purposes. The Company adopted this guidance for the annual period ended December 31, 2009 and there was no financial impact on the Company’s Consolidated Financial Statements.

In November 2008, the FASB issued guidance within the Investments—Equity Method and Joint Ventures Topic of the Codification (ASC 323). The guidance applies to all investments accounted for under the equity method. The guidance addresses certain questions raised about the application of the equity method in light of changes in accounting for business combinations and noncontrolling interests under the Business Combinations Topic of the Codification (ASC 805) and the Consolidations Topic of the Codification (ASC 810). Other-than-temporary impairment testing need only be performed at the overall investment level rather than the individual asset level. When an equity method investee issues new shares, the investor will recognize a gain or loss associated with its corresponding change in ownership interest. The guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008. The Company adopted this guidance as of January 1, 2009, and there was no material impact on the Company’s Consolidated Financial Statements.

In April 2008, the FASB issued guidance within the Intangibles—Goodwill and Other Topic of the Codification. The guidance applies to all recognized intangible assets and provides guidance on estimating the useful life of recognized intangible assets. This guidance requires that an entity should consider its own historical experience with similar arrangements when developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. In the absence of historical experience, an entity should consider the assumptions that market participants would use. The assumptions should be adjusted for entity-specific factors such as the entity’s expected use of the asset. The guidance also adds new disclosures relating to the renewal or extension of the useful life of recognized intangible assets. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2008. The Company adopted this

 (Continued)

30

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

guidance as of January 1, 2009 and there was no material impact on the Company’s Consolidated Financial Statements.

In March 2008, the FASB issued guidance within the Derivatives and Hedging Topic of the Codification. The guidance enhances disclosures about an entity’s derivative and hedging activities and thereby improves the transparency of financial reporting. The guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application permitted. The Company adopted this guidance effective January 1, 2009, and there was no financial impact on the Company’s Consolidated Financial Statements as it relates to disclosures only.

In December 2007, the FASB issued guidance within the Business Combinations Topic of the Codification. The guidance creates greater consistency in the accounting and financial reporting of business combinations. The guidance requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. The guidance is to be applied prospectively to business combinations for which the acquisition date is on or after the first annual period beginning after December 15, 2008. The Company adopted this guidance as of January 1, 2009, and there was no impact the Company’s Consolidated Financial Statements as the Company has not made an acquisition since adoption.

In December 2007, the FASB issued guidance within the Consolidation Topic of the Codification. The guidance provides requirements for accounting for noncontrolling (minority) interests in subsidiaries as equity in the financial statements. The guidance also requires that transactions between an entity and noncontrolling interests be accounted for as equity transactions. The guidance is effective for fiscal years beginning on or after December 15, 2008. The guidance is to be applied prospectively, except for the presentation and disclosure requirements, which are to be applied retrospectively for all periods presented. The Company adopted this guidance as of January 1, 2009 and there was no material impact on the Company’s Consolidated Financial Statements.

In September 2006, the FASB issued guidance within the Fair Value Measurements and Disclosures Topic of the Codification. For financial statement elements currently required to be measured at fair value, this guidance defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). The definition and framework provided by this guidance is applicable to all fair value measurements required throughout the Codification. Adopting the guidance required changes to the methods for valuing liabilities for equity-indexed and guaranteed withdrawal and accumulation benefits provided in the Company’s fixed-indexed and variable annuity products, which are currently accounted for as derivatives. As required by the guidance, the fair valuation models for these financial liabilities

 (Continued)

31

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

reflect components relating to the Company’s own credit standing and risk margin. The Company adopted the guidance as of January 1, 2008, and resulted in a decrease in future policy benefit reserves on the Company’s Consolidated Balance Sheets of $96,106 as of January 1, 2008.

In September 2006, the FASB issued guidance within the Investments in Insurance Contracts Subtopic of the Codification (ASC 325). The guidance now requires that the Company consider contractual terms in determining the amount that can be realized under a corporate-owned life insurance policy. In addition, a policyholder should determine the amount that could be realized under the insurance contract assuming the surrender on a certificate-by-certificate basis in a group policy. The guidance was effective for fiscal years beginning after December 15, 2006. The Company adopted the guidance on January 1, 2007, and resulted in a cumulative effect adjustment of $415 (net of income tax of $223) to retained earnings as of January 1, 2007.

(x)	Recently Issued Accounting Pronouncements – To Be Adopted

In March 2010, the FASB issued changes to the scope exception guidance for credit derivatives within the Derivatives and Hedging Topic of the Codification. The update nullifies part of the previous scope exception, which excluded from consideration as an embedded derivative those items that represent the assets or liabilities that are held by the issuing entity, and clarifies that only credit risk in the form of subordination of one financial instrument to another shall not be considered an embedded derivative under this topic. On the date of adoption, the reporting entity must assess each preexisting contract that was acquired, issued, or subject to a remeasurement event to determine whether any contract contains one or more embedded credit derivative features that no longer qualify for the scope exception or whether any contract contains embedded derivative features that have previously been bifurcated and accounted for separately but now qualify for the scope exception. If separate accounting is required, the carrying amount of the host contract at adoption shall be based on a pro forma bifurcation as of the inception of the hybrid contract and the host contract’s subsequent accounting to the date of adoption. At adoption, any difference between the total carrying amount of the individual components of the newly bifurcated hybrid instrument and the carrying amount of the hybrid instrument before bifurcation shall be recognized as a cumulative-effect adjustment to beginning retained earnings for the period of adoption. This guidance is effective the first day of the fiscal quarter following June 15, 2010. The Company is in the process of determining the impact of this guidance on the Company’s Consolidated Financial Statements.

In January 2010, FASB updated guidance within the Fair Value Measurements and Disclosures Topic of the Codification. The guidance requires additional disclosures surrounding the transfers in and out of Level 1 and Level 2 fair value measurements as well as more detailed disclosures regarding purchases, sales, issuances, and settlements in the rollforward of Level 3 fair values. The guidance also clarifies existing disclosures and suggests that an entity should provide fair value measurement disclosures for each class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the statement of financial position. An entity needs to use judgment in determining the appropriate classes of assets and liabilities. An entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements

 (Continued)

32

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

that fall in either Level 2 or Level 3. The guidance is effective for fiscal years beginning after December 15, 2010. The Company does not expect the guidance to have a material financial impact on the Company’s Consolidated Financial Statements as it relates to disclosures only.

In June 2009, FASB issued guidance within the Transfers and Servicing Topic of the Codification (ASC 860). The guidance clarifies that a transferor of a financial asset, an interest in a financial asset, or a group of financial assets, and all of the entities included in the transferor’s financial statements being presented must determine whether they have surrendered control over transferred financial assets. That determination must consider the transferor’s continuing involvement in the transferred financial asset, including all arrangements or agreements made contemporaneously with, or in contemplation of, the transfer, even if they were not entered into at the time of the transfer. The guidance eliminates the concept of a “qualifying special-purpose entity” and requires additional disclosures. The guidance is effective for annual reporting periods beginning after November 15, 2009. The Company does not expect the guidance to have a material financial impact on the Company’s Consolidated Financial Statements.

In June 2009, the FASB issued guidance within the Consolidation Topic of the Codification to improve financial reporting by entities involved with variable interest entities (VIEs). The guidance requires an entity to perform an analysis to determine whether the entity’s variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a VIE as the enterprise that has both of the following characteristics: (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity’s economic performance. The guidance is effective for annual reporting periods beginning after November 15, 2009. The Company does not expect the guidance to have a material financial impact on the Company’s Consolidated Financial Statements.

(3)	Risk Disclosures

The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:

(a)	Credit Risk

Credit risk is the risk that issuers of fixed rate and variable rate income securities, mortgages on commercial real estate, or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. Other than risks relating to commercial real estate loans and the Company’s CDO investment portfolio, this risk has generally decreased from December 31, 2008 due to stabilization of the financial system and strong improvements in risk asset valuations. Although the CDOs were purchased at a 50% discount from par, the Company is exposed

 (Continued)

33

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

to credit risk given the CDOs collateral concentration in subprime mortgage-backed securities. In December 2009, the CDOs were rated Caa2 (40%) and Caa3 (60%) by Moody’s.

The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company considers all relevant objective information available in estimating the cash flows related to structured securities. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities. The Company also has an asset-liability management strategy to align cash flows and duration of the investment portfolio with policyholder liability cash flows and duration.

For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least monthly.

(b)	Credit Concentration Risk

Credit concentration risk is the risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit. Concentration risk exposure is monitored daily.

The Company’s Asset Liability Management Committee (ALCO) recommends an investment policy to both the AZOA Finance Committee (AZOA FiCo), and subsequently the Company’s Board of Directors (BOD). The investment policy and accompanying investment mandates specify asset allocation among major asset classes and the degree of asset manager flexibility for each asset class. The investment policy complies, at a minimum, with state statutes. Compliance with the policy is monitored by ALCO who is responsible for implementing internal controls and procedures. Deviations from the policy are monitored and addressed. AZOA FiCo and subsequently the BOD review the policy and mandates at least annually.

Mitigation controls include a monthly report that shows the fixed income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of Minnesota basket clause.

 (Continued)

34

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(c)	Liquidity Risk

Liquidity risk is the risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

The Company attempts to manage liquidity within three specific domains: monitoring product development, product management, business operations, and the investment portfolio; setting asset/liability management (ALM) strategies; and managing the daily ALM and cash requirements. The Company has established cash limits, which are approved by the Company’s Risk Committee, and the Company monitors its cash position daily. The Company also sets target levels for the portfolio to invest in more liquid securities.

(d)	Interest Rate Risk

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity resulting in compressed interest margins. This is also the risk that interest rates will change and cause an increase in the value of variable annuity guarantees, including GMWB, GMAB, GMIB, and GMDB.

The Company attempts to mitigate this risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. The transfer of interest rate risk exposure to policyholders is based on risk-free rates versus changes in effective yield of the investment portfolio. Asset and liability matching models are used by the Company to mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared with the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The Company attempts to limit interest rate risk on variable annuity guarantees through product development and pricing and product management. As discussed further in note 21, the Company began economically hedging interest rate risk on February 22, 2010 for variable annuity guarantees on policies issued since August 2009 on the Company’s primary variable annuity product.

 (Continued)

35

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(e)	Equity Market Risk

Equity market risk is the risk that movements in the equity markets will result in losses to assets held by the Company or that product features tied to equity markets will increase in value by more than held assets. The policy value of fixed-indexed annuity products increases based on the growth of market indexes. The Company attempts to economically hedge this exposure with a combination of OTC and exchange-traded derivatives.

An additional risk is that variable annuity products have guarantees, GMWB, GMIB, GMAB, and GMDB, which provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn or an increase in hedging costs due to greater market volatility. The Company has adopted an economic hedging program using derivative instruments to attempt to manage the delta (equity market) risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. The Company does not have a vega (market volatility) hedge but attempts to manage risk prospectively through product development and pricing. Equity market risk is also partially mitigated by separate account fund allocation restrictions.

The Company monitors the impact of equity stress scenarios on assets and liabilities at least biweekly.

The Company manages statutory capital by hedging against equity market declines. This hedge also reduces downside equity risk within a GAAP accounting framework. This equity risk is regularly monitored.

(f)	Legal/Regulatory Risk

Legal/regulatory risk is the risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for its products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders.

The Company attempts to mitigate this risk by offering a broad range of annuity products and by operating throughout the United States. The Company actively monitors all market-related exposure and has members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company also has defined suitability standards that are at least as rigorous as, and usually exceeding, the requirements of regulators.

 (Continued)

36

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(g)	Ratings Risk

Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk of changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Rating agency capital is calculated and analyzed monthly. Stress tests are performed monthly to assess how rating agency capital adequacy models would be impacted by severe economic events.

(h)	Mortality Risk

Mortality risk is the risk that life expectancy assumptions used by the Company to price its life insurance business are too aggressive (i.e., insureds live shorter than expected lives). The Company manages this risk primarily through reinsurance. Approximately 90% of the Company’s mortality risk on its life business is reinsured to third parties. The Company also reviews its mortality assumptions at least annually, and reviews mortality experience periodically. This risk is also managed through the underwriting process.

(i)	Reinsurance Risk

Reinsurance risk is the risk that reinsurance companies default on their obligation where the Company has ceded a portion of its insurance risk. The Company uses reinsurance to limit its risk exposure in its life and LTC business and blocks of business no longer considered core to the Company. The Company has established controls to mitigate reinsurance risk. Counterparty ratings must meet certain thresholds or a trust is required to be established. All arrangements are regularly monitored to determine whether trusts or letters of credit are sufficient to support the ceded liabilities. The Company also diversifies its exposure across a minimum of three reinsurers for a single life product. Also, the Company reviews the financial standings and ratings of its reinsurance counterparties at least quarterly.

 (Continued)

37

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(4)	Investments

Fixed-Maturity and Equity Securities

At December 31, 2009 and 2008, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

					Other-than-
					temporary in
	Amortized	Gross	Gross		accumulated other
	cost	unrealized	unrealized	Fair	comprehensive
	or cost	gains	losses	value	income (1)
2009:
Fixed-maturity securities,
available-for-sale:
U.S. government	$758,005	$7,714	$5,580	$760,139	$—
Agencies not backed by the
full faith and credit of the
U.S. government	48,082	1,349	—	49,431	—
States and political subdivisions	412,936	7,191	18,958	401,169	—
Foreign government	208,151	13,262	2,354	219,059	—
Public utilities	4,364,286	253,918	29,981	4,588,223	92
Corporate securities	22,129,074	1,077,325	350,440	22,855,959	22,358
Mortgage-backed securities	15,362,241	297,349	320,827	15,338,763	—
Collateralized mortgage
obligations	23,494	1,454	245	24,703	—
Total fixed-maturity securities
available-for-sale	43,306,269	1,659,562	728,385	44,237,446	22,450
Fixed-maturity securities,
held-to-maturity:
Corporate securities	137	25	—	162	—
CDOs	1,111,457	138,466	—	1,249,923	—
Total fixed-maturity securities
held-to-maturity	1,111,594	138,491	—	1,250,085	—
Equity securities	50,903	1,250	—	52,153	—
Total available-for-sale and
held-to-maturity securities	$44,468,766	$1,799,303	$728,385	$45,539,684	$22,450

(1)
The amount represents the net unrealized gain or loss on other-than-temporarily impaired securities.  It includes the portion of other-than-temporary impairment losses in accumulated other comprehensive income, which was not included in earnings under current accounting guidance.

 (Continued)

38

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

		Amortized	Gross	Gross
		cost	unrealized	unrealized	Fair
		or cost	gains	losses	value
2008:
	Fixed-maturity securities:
	U.S. government	$697,066	$189,040	$—	$886,106
	Agencies not backed by the
	full faith and credit of the
	U.S. government	119,797	11,743	—	131,540
	States and political subdivisions	301,441	8,335	—	309,776
	Foreign government	203,776	22,354	—	226,130
	Public utilities (1)	3,638,089	96,104	—	3,734,193
	Corporate securities (1)(2)	18,309,905	385,685	—	18,695,590
	Mortgage-backed securities	12,210,356	486,660	—	12,697,016
	Collateralized mortgage obligations	40,792	4,925	—	45,717

	Total fixed-maturity securities	35,521,222	1,204,846	—	36,726,068
	Equity securities	84	—	9	75

	Total available-for-sale securities	$35,521,306	$1,204,846	$9	$36,726,143

(1)
Certain fixed-maturity securities have been reclassified between corporate securities and public utilities to conform to 2009 presentation, resulting in a net increase in public utilities securities to an amortized cost of $1,910,868 and a fair value of $1,951,073.

(2)
As of December 31, 2008, available-for-sale securities include held-to-maturity securities of $138 that are carried at amortized cost.  Those securities have been reported within held-to-maturity securities as of December 31, 2009.

The net unrealized gains (losses) on available-for-sale securities and cash flow hedges consist of the following at December 31:

	2009	2008	2007
Available-for-sale securities:
Fixed maturity	$931,177	$1,204,846	$1,133,890
Equity	1,250	(9)	(882)
Cash flow hedges	19,640	24,306	—
Adjustments for:
DAC	(459,414)	(705,203)	(599,149)
DSI	(52,391)	(58,587)	(60,981)
VOBA	(14,672)	(21,239)	(23,332)
URR	35,146	56,976	63,392
Deferred taxes	(161,249)	(175,376)	(179,529)
Net unrealized gains	$299,487	$325,714	$333,409

 (Continued)

39

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2009, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale:
Due in one year or less	$211,957	$218,609
Due after one year through five years	4,380,163	4,609,330
Due after five years through ten years	12,466,975	13,019,035
Due after ten years	10,861,439	11,027,006
Mortgage-backed securities and collateralized
mortgage obligations	15,385,735	15,363,466
Total available-for-sale fixed-maturity securities	$43,306,269	$44,237,446

The amortized cost and fair value of held-to-maturity fixed-maturity securities at December 31, 2009, by contractual maturity, are shown below.

	Amortized cost	Fair value
Held-to-maturity:
Due after five years through ten years	$137	$162
Due after ten years	1,111,457	1,249,923
Total held-to-maturity fixed-maturity securities	$1,111,594	$1,250,085

Expected maturities will differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $20,870,187 as of December 31, 2009.

 (Continued)

40

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Proceeds from sales of available-for-sale and trading investments for the years ended December 31, 2009, 2008, and 2007 are presented in the following table:

	2009	2008	2007
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$1,012,859	$1,413,235	$1,118,979
Proceeds from tax-free exchanges	19,455	—	—
Equity securities:
Proceeds from sales	83,927	14,906	68,230
Trading:
Fixed-maturity securities:
Proceeds from sales	565,887	1,244,445	556,061
Proceeds from tax-free exchanges	721	—	—
Equity securities:
Proceeds from sales	3,845	17,540	3,560

As of December 31, 2009 and 2008, investments with a carrying value of $93,621 and $85,741, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The Company uses certain investments, known as seed money, to establish new separate account investment options that are available with variable annuity products. The carrying value of the seed money was $52,153 at December 31, 2009 and is included within equity securities, available-for-sale on the Consolidated Balance Sheets.

The Company’s available-for-sale and trading fixed-maturity security portfolios include mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

 (Continued)

41

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Unrealized Investment Losses

Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
2009:
Fixed-maturity securities,
available-for-sale:
U.S. government	$410,027	$5,580	$—	$—	$410,027	$5,580
States and political subdivisions	134,063	4,098	85,292	14,860	219,355	18,958
Foreign government	42,620	2,354	—	—	42,620	2,354
Public utilities	550,741	13,079	223,545	16,902	774,286	29,981
Corporate securities	2,563,961	46,446	2,881,481	303,994	5,445,442	350,440
Mortgage-backed securities	4,198,701	99,741	3,041,853	221,086	7,240,554	320,827
Collateralized mortgage
obligations	2,434	62	2,236	183	4,670	245

Total temporarily
impaired securities	$7,902,547	$171,360	$6,234,407	$557,025	$14,136,954	$728,385

2008:
Equity securities	$75	$9	$—	$—	$75	$9
Total temporarily
impaired securities	$75	$9	$—	$—	$75	$9

As of December 31, 2009 and 2008, there were 909 and 0 available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities; for equity securities, there were 0 and 23, respectively. As mentioned in note 2, the Company historically impaired all available-for-sale fixed-maturity securities in an unrealized loss position prior to the adoption of new accounting guidance in 2009; therefore, the Company had no unrealized losses on fixed-maturity securities as of December 31, 2008. If the Company had not adopted the new accounting guidance in 2009, there would have been no unrealized losses.

As of December 31, 2009, of the total amount of unrealized losses, $626,906 or 86.1% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from S&P, or a NAIC rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received. As mentioned in note 2, the Company reviews these securities regularly to determine whether or not declines in fair value are other-than-temporary. Further, as the Company neither has an intention to sell nor does it

 (Continued)

42

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

expect to be required to sell the securities outlined above, the Company did not consider these investments to be other-than-temporarily impaired.

Other-than-Temporary Impairment Losses

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

2009
Balance as of January 1:	$197,948
Additions for credit impairments recognized on (1):
Securities not previously impaired	235,867
Securities previously impaired	7,417
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	(19,539)
Securities that the Company intends to sell or more likely than not be
required to sell before recovery	—
Securities due to an increase in expected cash flows	—
Balance as of December 31:	$421,693

(1)	Total additions of $243,284 are included in the net other-than-temporary impairment losses recognized in realized investment gains (losses) in the Consolidated Statements of Operations.

Realized Investment Gains (Losses)

Gross and net realized investment gains (losses) for the years ended December 31, 2009, 2008, and 2007 are summarized as follows:

	2009	2008	2007
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$38,912	$113,791	$43,633
Gross losses on sales and exchanges	(77,606)	(350)	(42,273)
Other-than-temporary impairments	(13,747)	(3,580,665)	(773,279)
Net losses on fixed-maturity securities	(52,441)	(3,467,224)	(771,919)
Equity securities:
Gross gains on sales	11,455	—	1,410
Gross losses on sales	(8)	(2,611)	(617)
Other-than-temporary impairments	—	—	(76)
Net gains (losses) on equity securities	11,447	(2,611)	717
Net losses on available-for-sale securities	(40,994)	(3,469,835)	(771,202)

 (Continued)

43

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

	2009	2008	2007
Trading:
Fixed-maturity securities:
Gross gains on sales and exchanges	$13,224	$36,472	$4,039
Gross losses on sales and exchanges	(46,030)	(29,872)	(7,243)
Net (losses) gains on fixed-maturity securities	(32,806)	6,600	(3,204)
Equity securities:
Gross gains on sales and exchanges	22	890	223
Gross losses on sales and exchanges	(1,261)	(1,081)	(3)
Net (losses) gains on equity securities	(1,239)	(191)	220
Fixed-maturity and equity securities:
Gross gains due to change in fair value	517,157	122,841	53,246
Gross losses due to change in fair value	(41,238)	(568,774)	(5,820)
Net gains (losses) due to change in fair value	475,919	(445,933)	47,426
Net gains (losses) on trading securities	441,874	(439,524)	44,442
Held-to-maturity:
Other-than-temporary impairments	(229,537)	—	—
Net losses on held-to-maturity securities	(229,537)	—	—
Provision for mortgage loans on real estate	(64,338)	(4,183)	(9,884)
Impairments and losses on mortgage loans on real estate	(30,561)	—	—
(Loss) gain on real estate sales	(11,874)	—	33,320
Impairments on real estate	(10,897)	—	—
Other	(4,047)	(4,717)	(7,654)
Net realized investment gains (losses)	$49,626	$(3,918,259)	$(710,978)

The decrease in other-than-temporary impairments in 2009 is primarily related to adoption of new accounting guidance as discussed in note 2.

 (Continued)

44

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Interest and Similar Income

Major categories of interest and similar income, net for the respective years ended December 31 are shown below:

	2009	2008	2007
Interest and similar income:
Available-for-sale fixed-maturity securities	$2,362,121	$2,218,194	$1,912,421
Mortgage loans on real estate	325,579	281,586	239,081
Investment income on trading securities	294,353	328,900	298,908
Held-to-maturity fixed-maturity securities	81,919	—	—
Rental income on real estate	25,127	24,407	34,116
Interest on loans to affiliates	22,269	47,038	27,871
Interest on loans to nonaffiliates (1)	21,602	—	—
Other invested assets	18,187	5,879	42,703
Policy loans	11,876	11,978	11,384
Short-term securities	7,823	27,123	44,910
Interest on assets held by reinsurers	3,454	3,609	3,817
Total	3,174,310	2,948,714	2,615,211
Less:
Investment expenses	56,042	39,820	49,880
Total interest and similar income, net	$3,118,268	$2,908,894	$2,565,331

(1)
As mentioned further in the Loan to Nonaffiliate section of this note, this loan and the associated interest was previously classified as a loan to affiliate and has been reclassified in 2009 as the counterparty is no longer an affiliate effective January 2009. The interest related to this loan was $20,734 and $19,510 in 2008 and 2007, respectively.

Mortgage Loans

The Company’s investment in mortgage loans on real estate at December 31, 2009 and 2008 is summarized as follows:

	2009	2008
Mortgage loans on real estate:
Commercial	$5,535,319	$4,883,265
Residential	1,429	1,505
Valuation allowances	(110,735)	(46,397)
Total mortgage loans on real estate	$5,426,013	$4,838,373

 (Continued)

45

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

At December 31, 2009, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 39.0% or $2,185,617, and 11.3% or $632,950, respectively. At December 31, 2008, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 42.3% or $2,068,676, and 10.1% or $493,416, respectively.

Interest rates on investments in new mortgage loans ranged from a minimum of 6.06% to a maximum of 7.75%. The maximum percentage of the loan to the value of the related real estate of any outstanding loan was 80%.

The valuation allowances on mortgage loans on real estate at December 31, 2009, 2008, and 2007 and the changes in the allowance for the years then ended are summarized as follows:

	2009	2008	2007
Balance, beginning of year	$46,397	$42,214	$32,330
Charged to operations	64,338	4,183	9,884
Balance, end of year	$110,735	$46,397	$42,214

The significant increase in the valuation allowance on mortgage loans on real estate in 2009 is due to the continued deterioration in the overall commercial real estate market. The Company believes this additional provision is needed to reserve for higher expected losses through the current real estate downturn.

During 2009, the Company closed on two deeds in lieu of foreclosure for mortgage loans on real estate. The Company sold one of the properties, resulting in an $11,874 loss, which is reported within realized investment gains (losses), net on the Consolidated Statements of Operations. The Company intends to sell the other property and as such, it has been impaired to a fair value of $32,000, classified as held-for-sale and reported within other assets on the Consolidated Balance Sheets.

Variable Interest Entities

The Company’s CDOs represent significant interests in VIEs. The Company has carefully analyzed the VIEs to determine whether the Company is the primary beneficiary, including an analysis of whether the Company absorbs the majority of the entities’ expected losses or if it receives a majority of the entities’ expected residual returns. Based on that analysis, the Company has concluded that it is not the primary beneficiary, and as such, did not consolidate the VIEs in the Consolidated Financial Statements. The CDOs are classified as fixed-maturity securities, held-to-maturity on the Consolidated Balance Sheets and reported at amortized cost.

The VIEs exist for the sole purpose of acquiring and managing a diversified portfolio of asset-backed and synthetic securities and are funded by the issuance of several tranches of funding notes. The CDOs, which are primarily the highest ranking debt tranches of each respective deal, each contain similar features. There are several classes of notes, which include a structure that subordinates one note to another. Priorities of payment provide that the most senior classes of notes are paid first. Each CDO trust holds investments in eligible assets, as defined by that specific agreement, which generally include credit asset-backed securities, mortgage-backed securities, default swaps/synthetic CDOs, other CDOs, and asset-backed

 (Continued)

46

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

securities that meet specific criteria, such as criteria for credit quality, insurance requirements, or limits on the types of collateral underlying those investments. These assets have a concentration in subprime mortgage-backed securities. Each CDO also contains tests, which, if failed, will result in cash payments that would normally be directed to a junior class of note holders, be redirected to the most senior class of note holders. Finally, the CDOs contain call features that may be exercised if requested by the appropriate class of note and if other criteria required by the CDO documents are met.

The Company’s maximum exposure to loss from these entities is limited to their carrying value. The Company has not provided, and has no obligation to provide, material, financial, or other support that was not previously contractually required to these entities. The Company had no liabilities recorded as of December 31, 2009 related to these entities.

Loans to Nonaffiliates

In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE prior to January 12, 2009, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least “AA” by S&P or Moody’s. AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, entered into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from Dresdner Bank Luxembourg, a wholly owned subsidiary of Dresdner Bank Aktiengesellschaft (Dresdner Bank). On January 12, 2009, Allianz SE closed the sale of 100% of Dresdner Bank, including its subsidiaries, to Commerzbank AG. Subsequent to the sale, all financial activity with Dresdner Bank, including its subsidiaries is recorded or disclosed in the Consolidated Financial Statements as nonaffiliated. For 2008 and prior, financial activity was recorded as loans to affiliates in the Consolidated Balance Sheets.

The effect of the forward agreement is a Reference Portfolio whereby DKPII designates a portfolio of assets in accordance with preestablished investment guidelines. The value of this agreement was $561,846 and $540,244 at December 31, 2009 and 2008, respectively. As of December 31, 2008, the value was included in loans to affiliates on the Consolidated Balance Sheet. However, as Dresdner Bank is no longer an affiliate of the Company as of January 12, 2009, the value of the agreement is included in loans to nonaffiliates on the Consolidated Balance Sheet as of December 31, 2009.

There is an embedded credit derivative in this agreement relating to the PFs’ values with a balance of $(2,089) and $(9,531) at December, 31, 2009 and 2008, respectively, and is reported in loans to nonaffiliates and loans to affiliates on the Consolidated Balance Sheets at December, 31, 2009 and 2008, respectively. Income (loss) on the embedded credit derivative in 2009, 2008, and 2007 was $7,442, $(9,577), and $46, respectively, and is included in derivative income (loss) on the Consolidated Statements of Operations. AZLPF is contractually protected from counterparty exposure to Dresdner Bank. Dresdner Bank pledges high-quality fixed income securities as collateral, based on 101% of the current fair value of the AZLPF position in the investment.

 (Continued)

47

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Derivatives and Hedging Instruments

The Company uses derivatives as a risk management strategy to hedge its exposure to various market risks associated with both its products and operations. Derivative assets and liabilities are recorded at fair value in the Consolidated Financial Statements using valuation techniques further discussed in note 5.

Each derivative is designated by the Company as either a cash flow hedging instrument (cash flow hedge) or not qualified as a hedging instrument (nonqualifying strategies).

Cash flow hedges

Interest rate swaps are used by the Company to hedge against the changes in cash flows associated with variable interest rates on certain underlying fixed-maturity securities. The interest rate swaps have notional amounts and maturity dates equal to the underlying fixed-maturity securities and were deemed to be 100% effective at December 31, 2009 and 2008. The cumulative amount of unrealized gains and losses on the effective portion of the interest rate swaps are recorded as a component of other comprehensive income.

The following table presents the components of the gains or losses related to derivatives that qualify as cash flow hedges:

	Amount of (losses) gains
Derivatives designated as	recognized at December 31,
cash flow hedging instruments	2009	2008	2007

Interest rate swaps, net of tax (benefit) expense
of $(1,633), $8,507, and $0 at December 31, 2009,
2008, and 2007, respectively	$(3,033)	$15,799	—

At December 31, 2009, the Company does not expect to reclassify any pretax gains or losses on cash flow hedges into earnings during the next 12 months. In the event that cash flow hedge accounting is no longer applied because the derivative is designated as a hedge or the hedge is not considered to be highly effective, the reclassification from accumulated other comprehensive income into earnings may be accelerated.

Nonqualifying strategies

Option Contracts

The Company utilizes OTC options and ETOs with the objective to economically hedge certain fixed-indexed annuity and life products tied to the S&P 500 index or NASDAQ 100 index as well as the objective to economically hedge certain variable annuity guaranteed benefits. These options are not used for speculative or income generating purposes. During 2009, the Company began utilizing ETOs to protect the Company’s statutory capital against adverse movements in equity markets. The hedge consists of various positions in equity index puts and calls.

 (Continued)

48

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company will only enter into OTCs with counterparties rated A- or better. At December 31, 2009, there were nine counterparties with a net receivable exposure to the Company of $301,737. At December 31, 2009, $32,600 of that exposure was not covered by collateral held. At December 31, 2008, there were six counterparties with a net receivable exposure to the Company of $161,997. At December 31, 2008, $26,187 of that exposure was not covered by collateral held. At December 31, 2009 and 2008, respectively, the Company also had net liability positions to certain counterparties of $0 and $114,374 that were not covered by collateral posted to counterparties. This resulted in a total net receivable (liability) of $50,486 and $(106,669) as of December 31, 2009 and 2008, respectively. Collateral posted on the liability positions at December 31, 2009 and 2008 had a fair value of $141,580 and $136,071, respectively, and is included in fixed-maturity securities in the Consolidated Balance Sheets.

During 2008, the Company established an allowance of $1,500 due to the bankruptcy of a derivative counterparty. The related receivable balance was $7,139 at December 31, 2008. This balance was settled during 2009 with the derivative counterparty. An allowance at December 31, 2009 was not considered necessary by management after review of the derivative counterparties.

The ETOs provide the Company flexibility to use instruments, which are exchange-cleared and allows the Company to mitigate counterparty credit risk. These options are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission (CFTC). The credit rating on the OCC is currently AAA from S&P. At December 31, 2009 and 2008, the Company had a net receivable position to certain clearing brokers of $125,839 and $0, respectively, related to ETOs that cleared at the OCC. The Company is required to post collateral for ETOs by the OCC. The Company retains ownership of the collateral, but the collateral resides in an account designated by the exchange. Collateral posted at December 31, 2009 and 2008 had a fair value of $633,499 and $0, respectively, and is included in fixed-maturity securities in the Consolidated Balance Sheets.

As of December 31, 2009 and 2008, the Company held options purchased (asset) and options sold (liability) with the following amortized cost, fair value, and notional amounts:

	2009	2008
Options:
Purchased (asset):
Amortized cost	$917,329	$484,060
Fair value	1,053,560	524,827
Notional	28,122,853	11,427,185
Sold (liability):
Basis	$798,330	$316,248
Fair value	906,586	518,778
Notional	25,939,288	7,708,902

 (Continued)

49

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Futures

The Company utilizes futures to economically hedge fixed-indexed annuity and life and variable annuity guarantees. The futures contracts do not require an initial investment and the Company is required to settle cash daily based on movements of the representative index, therefore no asset or liability is recorded as of December 31, 2009 and 2008. Beginning in 2009, futures contracts are utilized to hedge the investment risk associated with seed money.

The Company is also required to post collateral for futures contracts by the Chicago Mercantile Exchange, Chicago Board of Trade, London International Financial Futures Exchange, and the Eurex. The Company retains ownership of the collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. Collateral posted at December 31, 2009 and 2008 had a fair value of $496,300 and $435,024, respectively, and is included in fixed-maturity securities on the Consolidated Balance Sheets.

Stock Appreciation Rights

The Company also enters into contracts with Allianz SE with the objective to economically hedge risk associated with Allianz SE’s stock based compensation plan which awards certain employees stock appreciation rights (SARs). The contracts are recorded at fair value within derivatives on the Consolidated Balance Sheets with the change in fair value recorded in derivative income on the Consolidated Statements of Operations. As of December 31, 2009 and 2008, the Company owned 84,012 and 71,996 contracts with a cost of $4,024 and $3,706, respectively. See further discussion of the stock-based compensation plan in note 16.

Embedded derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within future policy benefit reserves on the Consolidated Balance Sheets.

Certain fixed-indexed annuity products, variable annuity riders, and universal life policies include a market value liability option (MVLO), which is essentially an embedded derivative with equity-indexed features. This embedded derivative is reported within policy and contract account balances on the Consolidated Balance Sheets with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations.

Forward Commitments

The Company utilizes forward commitments, on a limited basis, for the generation of income through certain actively managed portfolios. Forward commitments of $105,294, $10,943, and $0 were purchased and $104,978, $10,943, and $0 were sold by the Company during 2009, 2008, and 2007, respectively. Outstanding forward commitments are reported within derivatives on the Consolidated Balance Sheets.

 (Continued)

50

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Realized gains and losses on the sale of forward commitments and any change in fair value are reported within derivative income (loss) on the Consolidated Statements of Operations.

Interest Rate Swaps, Currency Forwards, and Credit Default Swaps

The Company had previously invested in interest rate swaps, currency forwards, and credit default swaps through certain actively managed investment portfolios. Within these portfolios, derivatives were used for hedging, replication, and income generation only. During 2009, the Company discontinued these investment portfolios as part of its overall risk management strategy and accordingly, held no assets or liabilities as of December 31, 2009. As of December 31, 2008, the investment portfolios had net liabilities of $11,685.

The credit default swaps within the investment portfolios assumed credit risk from a single entity or referenced index for the purpose of synthetically replicating investment transactions. The Company was only required to pay on the contract if a credit event occurred. Credit events include bankruptcy of the reference and failure to pay by the reference. The notional amount is equal to the maximum potential future loss amount.

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of December 31, 2008:

Credit derivative type by derivative risk exposure and reference type	Notional amount	Fair value	Weighted average years to maturity	Average credit rating
Single name credit default swaps
Investment grade risk
Emerging markets sovereign credit	$6,100	$(1,658)	8	A-
U.S. corporate credit	1,860	(10)	5	AAA
Below investment grade risk
Emerging markets sovereign credit	2,600	(1,366)	9	B+
European Union corporate credit	200	(74)	4	B+
U.S. corporate credit	100	(12)	2	CAA+
Basket credit default swaps
Investment grade risk
U.S. corporate credit	8,177	(154)	5	BAA+
U.S. asset backed securities	1,000	(945)	29	AA
Below investment grade risk
Emerging markets sovereign credit	16,800	(2,534)	5	BA+
European Union corporate credit	2,300	(677)	3	B+
U.S. corporate credit	14,570	(2,421)	4	B-
Total	$53,707	$(9,851)

 (Continued)

51

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

At December 31, 2008, the Company had posted $11,700 of collateral in the form of cash related to the liabilities above.

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, for both cash flow hedges and nonqualifying strategies as of December 31:

	Fair value
Derivatives designated as
cash flow hedging instruments	2009	2008
Interest rate swaps	$19,640	$24,306
Total cash flow hedging instruments	$19,640	$24,306

Derivatives designated as nonqualifying
hedging intruments, net
OTC	$158,337	$6,048
ETO	(11,363)	—
SAR	1,262	647
GMWB	20,909	(312,590)
GMAB	(535,353)	(497,265)
MVLO	(7,382,927)	(6,247,616)
Other embedded derivatives	903	50,812
Forward commitments	—	12,902
Interest rate swaps	—	(2,410)
Currency forwards	—	(755)
Credit default swaps	—	(8,520)
Total nonqualifying hedging instruments	(7,748,232)	(6,998,747)
Total derivative instruments	$(7,728,592)	$(6,974,441)

Location in Consolidated Balance Sheets
Derivatives	$1,077,453	$628,042
Loans to affiliates	—	(9,531)
Loans to nonaffiliates	(2,089)	—
Future policy benefit reserves	(514,443)	(809,855)
Policy and contract account balances	(7,382,927)	(6,247,616)
Derivative liability	(906,586)	(535,481)
Total derivative instruments	$(7,728,592)	$(6,974,441)

 (Continued)

52

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The following table presents the gains or losses recognized in income on the various nonqualifying strategies:

		Amount of gains (losses) on derivatives
Derivatives		recognized for the years ended December 31,
designated as nonqualifying	Location in Consolidated
hedging instruments, net	Statements of Operations	2009	2008	2007
Futures (1)	Interest and similar income, net	$—	$—	$370
SAR (1)	Interest and similar income, net	—	—	(972)
Other embedded derivatives (1)	Interest and similar income, net	—	—	46
	Total interest and similar income, net	—	—	(556)

MVLO	Policy fees	(304,516)	(66,832)	(176,192)

Futures (1)	Realized investment gains (losses), net	—	—	116

MVLO	Policyholder benefits	61,636	53,470	50,078
Other embedded derivatives (1)	Policyholder benefits	—	—	(3,260)
	Total policyholder benefits	61,636	53,470	46,818

GMWB	Change in fair value of annuity
	embedded derivatives	333,498	(312,590)	—
GMAB	Change in fair value of annuity
	embedded derivatives	(39,763)	(491,481)	3,522
MVLO	Change in fair value of annuity
	embedded derivatives	(892,431)	107,262	(626,031)
	Total change in fair value of annuity
	embedded derivatives	(598,696)	(696,809)	(622,509)

OTC	Derivative income (loss)	250,178	275,056	(209,727)
ETO	Derivative income (loss)	(46,517)	(76)	—
Futures	Derivative income (loss)	(11,150)	(1,306,124)	(43,820)
SAR (1)	Derivative income (loss)	(339)	(3,076)	—
Other embedded derivatives (1)	Derivative income (loss)	(49,909)	32,586	—
Forward commitments	Derivative income (loss)	(706)	7,969	831
Interest rate swaps	Derivative income (loss)	1,571	(2,893)	1,060
Credit default swaps	Derivative income (loss)	1,491	(7,465)	264
	Total derivative income (loss)	144,619	(1,004,023)	(251,392)

	Total derivative loss	$(696,957)	$(1,714,194)	$1,003,715)

(1)	Subsequent to the year ended December 31, 2007, the gains (losses) on these derivative instruments are included in derivative income (loss) on the Consolidated Statement of Operations.

 (Continued)

53

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(5)	Fair Value Measurements

The following financial instruments are carried at fair value on a recurring basis in the Company’s Consolidated Financial Statements: available-for-sale and trading fixed-maturity securities, freestanding and embedded derivatives, equity securities, corporate-owned life insurance, and separate accounts assets.

The Fair Value Measurements and Disclosures Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 –	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2 –	Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)	Quoted prices for similar assets or liabilities in active markets.

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active.

(c)	Inputs other than quoted prices that are observable.

(d)	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 –
Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each valuation was classified into Level 1, 2, or 3.

 (Continued)

54

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31, 2009 and 2008:

	Total	Level 1	Level 2	Level 3
2009:
Assets accounted for at fair value:
Fixed-maturity securities,
available-for-sale:
U.S. government	$760,139	$760,139	$—	$—
Agencies not backed by the full faith
and credit of the U.S. government	49,431	—	47,291	2,140
States and political subdivisions	401,169	—	401,169	—
Foreign government	219,059	—	165,788	53,271
Public utilities	4,588,223	—	4,564,378	23,845
Corporate securities	22,855,959	—	21,204,990	1,650,969
Mortgage-backed securities	15,338,763	—	15,337,829	934
Collateralized mortgage obligations	24,703	—	20,986	3,717
Fixed-maturity securities, trading:
U.S. government	594,725	594,725	—	—
Agencies not backed by the full faith
and credit of the U.S. government	21,255	—	21,255	—
States and political subdivisions	54,784	—	54,784	—
Foreign government	38,919	—	38,919	—
Public utilities	594,399	—	594,399	—
Corporate securities	2,965,181	—	2,953,108	12,073
Mortgage-backed securities	878,263	—	878,263	—
Derivative investments	1,077,453	256,712	820,741	—
Equity securities, available-for-sale	52,153	52,153	—	—
Equity securities, trading	15,125	11,013	4,112	—
Corporate-owned life insurance (1)	109,069	—	109,069	—
Separate account assets (2)	15,925,814	15,925,814	—	—
Total assets accounted for at fair value	$66,564,586	$17,600,556	$47,217,081	$1,746,949
Liabilities accounted for at fair value:
Derivative liabilities (3)	$908,675	$268,076	$638,510	$2,089
Annuity and life embedded derivative
liabilities (4)	7,895,440	—	—	7,895,440
Total liabilities accounted for at fair value	$8,804,115	$268,076	$638,510	$7,897,529

 (Continued)

55

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

	Total	Level 1	Level 2	Level 3
2008:
Assets accounted for at fair value:
Fixed-maturity securities (5)	$41,887,964	$1,609,382	$38,250,019	$2,028,563
Derivative investments (3)	618,511	14,961	564,966	38,584
Equity securities	12,875	9,602	3,273	—
Corporate-owned life insurance (1)	86,388	—	86,388	—
Separate account assets (2)	11,791,728	11,791,728	—	—
Total assets accounted for at fair value	$54,397,466	$13,425,673	$38,904,646	$2,067,147
Liabilities accounted for at fair value:
Derivative liabilities	$535,481	$2,059	$533,422	$—
Annuity and life embedded derivative
liabilities (4)	7,054,576	—	—	7,054,576
Total liabilities accounted for at fair value	$7,590,057	$2,059	$533,422	$7,054,576

(1)	Corporate-owned life insurance is reported in other assets on the Consolidated Balance Sheets.

(2)	In accordance with the Financial Services—Insurance Topic of the FASB ASC, the value of separate account liabilities is set to equal the fair value of separate account assets.

(3)
As of December 31, 2009, derivative liabilities include a $2,089 embedded derivative liability reported within loans to nonaffiliates on the Consolidated Balance Sheets. As of December 31, 2008, derivative investments are net of a $9,531 embedded derivative liability reported within loans to affiliates on the Consolidated Balance Sheets.

(4)	Annuity and life embedded derivative liabilities are reported in future policy benefit reserves and policy and contract account balances on the Consolidated Balance Sheets.

(5)	As of December 31, 2008, fixed-maturity securities differ from amount reported on the Consolidated Balance Sheets due to $138 of securities that are carried at amortized cost and not included here.

The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability).

(a)	Valuation of Fixed-Maturity Securities and Equity Securities

The fair value of fixed-maturity securities and equity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace

 (Continued)

56

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, municipal securities rulemaking board (MSRB) reported trades, nationally recognized municipal securities information repository (NRMSIR) material event notices, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In certain cases including private placement securities as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.

Generally, treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2, because the inputs used are market observable. Bonds for which prices were obtained from broker quotes and private placement securities that are internally priced are included in Level 3.

At December 31, 2009 and 2008, private placement securities of $1,636,200 and $1,493,372 were included in Level 3. Internal pricing models based on market proxy securities, which are monitored monthly by the investment manager for reasonableness, are used to value these holdings. This includes ensuring there are no significant credit events impacting the proxy security and that the spreads used are still reasonable under the circumstances.

(b)	Valuation of Derivatives

The fair value of option assets and liabilities are derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator, because active markets do not exist. Options that are internally priced are included in Level 2 because they use market observable inputs. The fair value of forward commitments, interest rate swaps, currency forwards, credit default swaps, exchange-traded options, and futures are based on quoted market prices and are generally included in Level 1.

(c)	Valuation of Corporate-Owned Life Insurance (COLI)

The policy value of COLI is recorded at fair value on the Consolidated Balance Sheets. Its fair value is tied to the S&P 500 market index at the measurement date. COLI is included in Level 2, because although its fair value is tied to its underlying assets and is market observable, the exit markets are different.

 (Continued)

57

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(d)	Valuation of Separate Account Assets

Separate account assets are carried at fair value, which is based on the fair value of the underlying assets. Funds in the separate accounts are primarily invested in mutual funds with the following investment types – bond, domestic equity, international equity, or specialty. The separate account funds also hold certain money market funds. Mutual fund investments are generally included in Level 1. The remaining investments are categorized similar to the investments held by the Company in the general account (e.g., if the separate account invested in corporate bonds or other fixed-maturity securities, that portion could be considered a Level 2 or Level 3).

(e)	Valuation of Embedded Derivatives

Embedded derivatives principally include the equity-indexed features contained in fixed-indexed annuity products and certain variable annuity riders. Embedded derivatives are recorded in the Consolidated Financial Statements at fair value with changes in fair value adjusted through net income (loss).

Fair values of the embedded derivative liabilities are calculated based on internally developed models, because active, observable markets do not exist for these liabilities. Fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3. These fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year’s option value projected stochastically, the projection of future index growth at the option budget, and the historical interest/equity-indexed credits. A separate amount is reserved for the GMWB rider on some fixed-indexed annuity products. The valuation of the embedded derivative includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the Company’s own credit profile. Risk margin is incorporated into the valuation model to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and future equity index caps or participation rates. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding contractholder behavior and risk margin related to noncapital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income (loss).

 (Continued)

58

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB riders. GMWB and GMAB riders are embedded derivatives, which are measured at fair value separately from the host variable annuity contract with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within future policy benefit reserves on the Consolidated Balance Sheets. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable LIBOR rates. The valuation of these riders includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined taking into consideration publicly available information relating to the Company’s claims paying ability. Risk margin is established to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and premium persistency. The establishment of the risk margin requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding contractholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the fair value of the riders that could materially affect net income (loss).

The Company also has an embedded derivative asset related to a modified coinsurance agreement with Transamerica, which is reported within derivatives on the Consolidated Balance Sheets. This agreement results in a credit derivative, with a fair value based on the difference between the LIBOR and Corporate A- spread as of an average portfolio purchase date. The asset is included in Level 2 as the valuation uses market observable inputs. This derivative is on a closed block of business and is not significant to the ongoing results of the Company.

 (Continued)

59

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(f)	Level 3 Rollforward

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

		Total realized/unrealized gains (losses) included in:		Purchases, sales, issuances, and settlements	Transfer in and/or out of Level 3, net	Ending balance	Realized gains (losses) included in net income (loss) related to financial instruments still held at December 31
	Beginning balance	Net income (loss)	Other comprehensive income (loss)
2009:
Fixed-maturity securities:
Available-for-sale:
Agencies not backed by
the full faith and
credit of the
U.S. government	$2,530	$6	$(92)	$(304)	$—	$2,140	$6
Foreign government	48,020	6	(4,755)	10,000	—	53,271	6
Public utilities	13,715	2,450	(1,132)	8,812	—	23,845	2,293
Corporate securities	1,948,990	199,373	16,162	42,698	(556,254)	1,650,969	206,230
Mortgage-backed
securities	1,000	2	(3)	(65)	—	934	3
Collaterialized mortgage
obligations	2,255	17	(330)	(668)	2,443	3,717	17
Trading:
Corporate securities	12,053	3,387	—	(1,083)	(2,284)	12,073	3,349
Total fixed-maturity
securities	2,028,563	205,241	9,850	59,390	(556,095)	1,746,949	211,904
Derivative assets (liabilities)	38,584	(40,673)	—	—	—	(2,089)	(40,673)
Annuity and life embedded
derivative liabilities	(7,054,576)	234,252	—	(1,075,116)	—	(7,895,440)	(565,049)
2008:
Fixed-maturity securities	$2,690,291	$(323,508)	$(19,128)	$1,010,536	$(1,329,628)	$2,028,563	$(327,646)
Derivative assets	46	38,538	—	—	—	38,584	38,538
Annuity and life embedded
derivative liabilities	(6,247,943)	(113,366)	—	(693,267)	—	(7,054,576)	(693,714)

(g)	Transfers

The Company reviews its fair value hierarchy classifications annually. This review could reveal that previously observable inputs for specific assets or liabilities are no longer available or reliable. For example, the market for a Level 1 asset becomes inactive. In this case, the Company may need to adopt a valuation technique that relies on unobservable components causing the asset to be transferred to Level 2 or Level 3. Alternatively, if the market for a Level 3 asset or liability becomes active, the Company will report a transfer out of Level 3. Transfers in and/or out of Level 3 are reported as of the beginning of the period in which the change occurs.

 (Continued)

60

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The net transfers out of Level 3 for the year ended December 31, 2009 are a result of observable inputs becoming available for certain fixed-maturity securities.

(h)	Nonrecurring Fair Value Measurements

Occasionally, certain assets and liabilities are measured at fair value on a nonrecurring basis. In 2009, impairments of $229,537 were recorded on certain held-to-maturity investments. The fair value adjustments were based on a valuation model using inputs classified as Level 3 in the valuation hierarchy. The inputs utilized were primarily based on estimated future collateral performance, such as loss migration, loss severity, and prepayment speeds. As significant input parameters are based on nonobservable assumptions, significant management judgment is required.

In 2009, an impairment of $20,900 was recorded associated with mortgage loans on real estate. The impairment was based on the appraisal value of the underlying property that is an input classified as Level 2 in the hierarchy. As further mentioned in note 21, the Company closed on a deed in lieu of foreclosure related to this mortgage loan on real estate and the impaired value of $50,500 was transferred to real estate.

In 2009, impairments of $8,603 and $2,294 were recorded associated with real estate held for investment and real estate held for sale, respectively. The impairments were based on appraisal values that are inputs classified as Level 2 in the hierarchy.

In 2009, an impairment of $18,902 was recorded on the goodwill of one of the Company’s subsidiaries as further discussed in note 6. The impairment was based on the expected future cash flows of the business that is an input classified as Level 3 in the hierarchy.

At December 31, 2008, there were no assets or liabilities reported at fair value on a nonrecurring basis.

 (Continued)

61

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(i)	Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31, 2009 and 2008:

	2009		2008
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets:
Available for sale:
Fixed-maturity securities	$44,237,446	$44,237,446	$36,726,068	$36,726,068
Equity securities	52,153	52,153	75	75
Trading:
Fixed-maturity securities	5,147,526	5,147,526	5,162,034	5,162,034
Equity securities	15,125	15,125	12,800	12,800
Held-to-maturity fixed-
maturity securities	1,111,594	1,250,085	—	—
Mortgage loans on real estate	5,426,013	5,110,418	4,838,373	4,477,011
Short-term securities	1,945,630	1,945,630	1,496,911	1,496,971
Derivatives	1,077,453	1,077,453	628,042	628,042
Loans to affiliates	155,533	165,529	723,802	725,464
Loans to nonaffiliates	559,757	559,757	—	—
Policy loans	173,834	173,834	174,599	174,599
Cash	78,919	78,919	73,073	73,073
Separate account assets	15,925,814	15,925,814	11,791,728	11,791,728
Financial liabilities:
Investment contracts	$59,147,072	$59,561,351	$56,171,396	$44,717,497
Derivative liability	906,586	906,586	535,481	535,481
Mortgage notes payable	123,742	117,006	129,075	114,143
Separate account liabilities	15,925,814	15,925,814	11,791,728	11,791,728

The fair value of mortgage loans on real estate is calculated using discounted cash flows using market interest rates as of year-end representative of those that a market participant would use. Credit risk is considered in this valuation implicitly within the discount rate used. The fair value of loans to affiliates and nonaffiliates is calculated by management using the market price of a financial instrument with similar characteristics.

Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Consolidated Balance Sheets. The fair values of the investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the

 (Continued)

62

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

risks involved, including consideration of the Company’s own credit standing and a risk margin for noncapital market inputs. The fair value of mortgage notes payable is the present value of future payment amounts, calculated using market interest rates as of year-end representative of those a market participant would use. The fair value of separate account liabilities is equal to the fair value of the separate account assets that support them.

Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

(6)	Goodwill

Goodwill at December 31, 2009, 2008, and 2007, and the changes in the balance for the years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$503,303	$502,640	$495,243
Increased ownership in partially owned
field marketing organizations	—	—	6,181
Purchase of assets	—	1,879	—
Acquisition of ALAC	—	—	1,216
Release of tax reserve of ALAC	—	(41)	—
Impairment of goodwill	(18,902)	(1,175)	—
Balance, end of year	$484,401	$503,303	$502,640

Questar, a wholly owned subsidiary of Yorktown Financial Companies, Inc., which in turn is a wholly owned subsidiary of the Company, had an impairment of goodwill during 2009. As a result of the economic downturn and the negative financial impact on Questar, an impairment test was performed on the goodwill balance. The results of the testing determined the entire Questar goodwill amount of $18,902 was impaired, and the total amount was written off.

The increase in goodwill for 2008 is the result of an asset purchase including intangible assets of a field marketing organization of $2,049. The purchase price was allocated as follows: tangible assets received $30; intangible asset for noncompete agreement $140; deferred tax liability $(49); and goodwill $1,879.

Increase in goodwill in 2007 is the result of the exercise of put options by minority-owned field marketing organizations requiring the Company to purchase part or all of the stock or member interests of the organizations. In addition, part of the 2007 increase in goodwill was due to the purchase price of $14,542 exceeding the estimated fair value of the net assets acquired in the acquisition of ALAC.

The release of the tax reserve of ALAC was the result of state tax statutes expiring. At the time of acquisition, the seller had recorded a tax contingency reserve. The Income Taxes Topic of the FASB ASC (ASC 740) dictates that releases of tax contingency reserves that are on the books at time of acquisition be credited against goodwill as they reverse.

 (Continued)

63

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The value of goodwill for ALAC was based on estimated future profits from issuing new insurance products. An impairment evaluation of goodwill was based on the Company’s evaluation of a change in likelihood of issuing new insurance products. Since acquisition, ALAC has not issued any products and has no immediate plan to do so in the near future. As a result, in 2008, the Company determined that goodwill has no value and it was impaired to reflect this decision.

The impairments discussed above are included in general and administrative expenses on the 2009 and 2008 Consolidated Statements of Operations. There were no goodwill impairments in 2007.

(7)	Value of Business Acquired and Other Intangible Assets

VOBA at December 31, 2009, 2008, and 2007, and the changes in the balance for the years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$29,195	$28,312	$53,844
Adoption of new investment accounting
guidance (1)	(13,710)	—	—
Interest	919	1,169	1,137
Amortization	(10,536)	(2,379)	(12,350)
Change in shadow VOBA (1)	6,567	2,093	(14,319)
Balance, end of year	$12,435	$29,195	$28,312

(1)
In 2009, the Company adopted new accounting guidance for the recognition and presentation of other-than-temporary impairments on fixed-maturity securities. Offsetting the impact on VOBA of the new guidance, is an equal and opposite change to shadow VOBA, resulting in no net impact to VOBA. See note 2 for additional information.

The net amortization of the VOBA in each of the next five years is expected to be:

2010	$6,862
2011	4,683
2012	4,398
2013	3,635
2014	2,959

 (Continued)

64

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Intangible assets at December 31, 2009, 2008, and 2007, and the changes in the balance for the years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$7,827	$10,302	$10,489
Addition	467	140	2,482
Amortization	(2,424)	(2,615)	(2,669)
Balance, end of year	$5,870	$7,827	$10,302

Amortization of intangible assets in each of the next five years is expected to be:

2010	$1,697
2011	752
2012	165
2013	101
2014	70
During 2009, 2008, and 2007, there were no events or changes in circumstances that warranted recoverability testing for intangible assets.

Accumulated amortization of VOBA and other intangible assets was $228,075 and $215,115 as of December 31, 2009, and 2008, respectively.

(8)	Deferred Acquisition Costs

DAC at December 31, 2009, 2008, and 2007 and the changes in the balance for the years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$8,253,502	$5,575,492	$5,265,226
Adoption of new investment accounting
guidance (1)	(2,242,032)	—	—
Capitalization	810,469	865,521	919,445
Interest	215,904	186,410	177,153
Amortization	(1,191,677)	1,732,133	(445,863)
Change in shadow DAC (1)	245,789	(106,054)	(340,469)
Balance, end of year	$6,091,955	$8,253,502	$5,575,492

(1) In 2009, the Company adopted new accounting guidance for the recognition and presentation of other-than-temporary impairments on fixed-maturity securities. Offsetting the impact on DAC of the new guidance, is an equal and opposite change to shadow DAC, resulting in no net impact to DAC. See note 2 for additional information.

 (Continued)

65

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The negative DAC amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments, an increase in variable annuity guarantee reserves, and losses on investment portfolios classified as trading. These significant losses caused estimated future gross profits to increase, which caused amortization to be negative.

The Company reviews its best estimate assumptions each year and records “unlocking” as appropriate. During 2009, the Company completed a comprehensive study of assumptions underlying estimated gross profits, resulting in an “unlocking”. This study was based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The study included all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.

The pretax impact on the Company’s assets and liabilities as a result of the unlocking during 2009, 2008, and 2007 is as follows:

	2009	2008	2007
Assets:
DAC	$39,973	$(117,331)	$(185,748)
DSI	3,771	3,368	(20,290)
VOBA	319	—	—
Total asset increase (decrease)	44,063	(113,963)	(206,038)
Liabilities:
Policy and contract account balances	(5,815)	(166,800)	(478,733)
Future policy benefit reserves	67,947	(18,886)	(7,810)
Unearned premiums	1,377	—	—
Total liabilities increase (decrease)	63,509	(185,686)	(486,543)
Net (decrease) increase	(19,446)	71,723	280,505
Deferred income tax (benefit) expense	(6,806)	25,103	98,177
Net (decrease) increase	$(12,640)	$46,620	$182,328

 (Continued)

66

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(9)	Deferred Sales Inducements

DSI at December 31, 2009, 2008, and 2007 and the changes in the balance for years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$1,097,806	$767,916	$721,322
Adoption of new investment accounting
guidance (1)	(267,388)	—	—
Capitalization	342,107	128,056	118,863
Amortization	(186,577)	169,359	(64,013)
Interest	30,972	30,081	28,320
Change in shadow DSI (1)	6,196	2,394	(36,576)
Balance, end of year	$1,023,116	$1,097,806	$767,916

(1)
In 2009, the Company adopted new accounting guidance for the recognition and presentation of other-than-temporary impairments on fixed-maturity securities. Offsetting the impact on DSI of the new guidance, is an equal and opposite change to shadow DSI, resulting in no net impact to DSI. See note 2 for additional information.

The negative DSI amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments, an increase in variable annuity guarantee reserves, and losses on investment portfolios classified as trading. These significant losses caused estimated future gross profits to increase, which caused amortization to be negative.

 (Continued)

67

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(10)	Separate Accounts and Annuity Product Guarantees

Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2009			2008
	Account	Net amount	Weighted	Account	Net amount	Weighted
	value	at risk	age (years)	value	at risk	age (years)
GMDB:
Return of premium	$12,730,936	$492,275	62.9	$9,775,969	$1,301,530	62.7
Ratchet and return of premium	3,839,440	439,133	65.1	3,231,730	689,316	64.4
Ratchet and rollup	5,285,246	1,194,457	66.6	4,624,497	2,087,297	66.1
Ratchet and earnings
protection rider	4,625	3,253	75.6	4,872	4,702	73.8
Reset	123,895	10,857	73.2	117,766	25,980	72.4
Earnings protection rider	343,908	28,951	63.3	291,895	69,780	62.7
Total	$22,328,050	$2,168,926		$18,046,729	$4,178,605
GMIB:
Return of premium	$200,164	$2,142	62.4	$188,077	$14,806	62.7
Ratchet and return of premium	5,562,768	252,848	64.5	5,704,906	468,852	64.1
Ratchet and rollup	6,685,807	1,112,686	64.7	5,596,569	2,334,522	64.0
Total	$12,448,739	$1,367,676		$11,489,552	$2,818,180
GMAB:
Five years	$7,754,448	$1,063,460	63.6	$7,603,356	$803,248	63.3
Ten years	5,354	257	72.7	5,831	533	71.5
Target date retirement – 7 year	547,957	—	58.8	—	—	n/a
Target date retirement – 10 year	215,221	—	54.5	—	—	n/a
Total	$8,522,980	$1,063,717		$7,609,187	$803,781
GMWB:
No living benefit	$391,611	$—	59.5	$322,178	$27,854	60.1
Life benefit with optional reset	1,959,984	21,098	63.2	832,221	349,615	67.3
Life benefit with automatic
reset	1,052,912	17,304	58.3	740,130	203,764	60.1
Life benefit with 8% rollup	16,114	56	71.7	6,901	2,004	65.6
Life benefit with 10% rollup	450,742	68	59.8	199,914	2,787	60.4
Total	$3,871,363	$38,526		$2,101,344	$586,024

The net amount at risk has decreased in 2009 due to the improved economic environment. Account values have increased due to the improved performance of the markets, which causes the guarantee reserves to decrease.

 (Continued)

68

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

At December 31, 2009, and 2008, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2009	2008
Mutual funds:
Bond	$2,312,365	$1,638,747
Domestic equity	7,488,345	3,950,854
International equity	2,039,503	1,688,463
Specialty	3,071,439	3,361,889
Total mutual funds	14,911,652	10,639,953
Money market funds	896,326	1,050,780
Other	117,836	100,995
Total	$15,925,814	$11,791,728

The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Consolidated Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals
Balance as of December 31, 2007	$37,985	$41,173	$5,793	$—	$84,951
Incurred guaranteed benefits	107,231	216,386	491,482	312,590	1,127,689
Paid guaranteed benefits	(20,414)	—	(10)	—	(20,424)
Balance as of December 31, 2008	124,802	257,559	497,265	312,590	1,192,216
Incurred guaranteed benefits	(14,312)	(100,344)	39,764	(333,499)	(408,391)
Paid guaranteed benefits	(40,242)	(22,457)	(1,676)	—	(64,375)
Balance as of December 31, 2009	$70,248	$134,758	$535,353	$(20,909)	$719,450

(11)	Mortgage Notes Payable

In 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company (Northwestern) for the Company’s headquarters. In 2005, the Company agreed to enter into a separate loan agreement with Northwestern in conjunction with the construction of an addition to the Company’s headquarters of $65,000. This loan was funded in 2006 and combined with the existing mortgage. As of December 31, 2009, and 2008, the combined loan had a balance of $123,742 and $129,075, respectively. This 20-year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan from Wells Fargo that the Company used to finance the acquisition of property for, and construction of, the Company’s headquarters.

 (Continued)

69

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Interest expense for all loans is $6,971, $7,258, and $7,942 in 2009, 2008, and 2007, respectively, and is presented in general and administrative expenses on the Consolidated Statements of Operations.

The future principal payments required under the Northwestern loan are as follows:

2010		$5,636
2011		5,955
2012		6,292
2013		6,649
2014 and beyond		99,210
	Total	$123,742

(12)	Accident and Health Claim Reserves

Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2009 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.

 (Continued)

70

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Activity in the accident and health claim reserves is summarized as follows:

	2009	2008	2007
Balance at January 1, net of reinsurance
recoverables of $221,620, $234,740,
and $324,942, respectively (1)	$59,476	$63,376	$60,189
Adjustment related to the reclassification
of reserves from prior years	7,295	—	—
Adjustment primarily related to
commutation and assumption
reinsurance on blocks of business	—	(2,710)	(98)
Incurred related to:
Current year	24,461	13,763	10,998
Prior years (1)	1,082	2,763	3,888
Total incurred	25,543	16,526	14,886
Paid related to:
Current year	2,019	1,748	1,690
Prior years (1)	21,062	15,968	9,911
Total paid	23,081	17,716	11,601
Balance at December 31, net of reinsurance
recoverables of $126,907, $221,620,
and $234,740, respectively (1)	$69,233	$59,476	$63,376

(1)	Certain 2008 and 2007 amounts have been reclassified to conform to current year presentation. The previously reported amounts in this table excluded claim data from certain product lines.

Prior year incurreds for 2009 reflect unanticipated claim development with the reinsurance assumed business. Prior year incurreds for 2008 reflect unanticipated claim development with the LTC business partially offset by commutation activity on the reinsurance assumed business. Prior year incurreds for 2007 reflect unanticipated claim development with the reinsurance assumed, LTC, and Canadian Scholarship business.

(13)	Reinsurance

The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess yearly renewal term (YRT) coverage and first dollar quota share coinsurance and YRT contracts. The Company retains a maximum of $10,000 coverage per individual life.

 (Continued)

71

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company’s reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Included in reinsurance recoverables and receivables at December 31, 2009 are $1,680,839, $937,466, $408,552, $358,987, and $256,140 of claim-related recoverables from five insurers who, as of December 31, 2009, were rated A- or higher by A.M. Best’s Insurance Reports. The Company attempts to mitigate risk by arranging trust accounts or letters of credit with certain insurers. Insurers with ratings lower than A-, and without a trust account or letter of credit account for less than 5% of the total reinsurance recoverable as of December 31, 2009.

The Company has reinsurance recoverables and receivables with affiliates. Total affiliated reinsurance recoverables and receivables were $1,778 and $640 as of December 31, 2009, and 2008, respectively, and are included in reinsurance recoverables and receivables on the Consolidated Balance Sheets.

Of the amounts ceded to others, the Company ceded accident and health premiums earned to the Company’s ultimate parent, Allianz SE, of $0, $0, and $37 in 2009, 2008, and 2007, respectively.

On September 29, 2009, the Company created a subsidiary named Allianz Life of Missouri (Allianz Missouri), a captive reinsurance entity domiciled in Missouri with a $250 capital contribution. On December 31, 2009, the Company ceded to Allianz Missouri, on a coinsurance basis and modified coinsurance basis, a 100% quota share of the Company’s net liability of level term life insurance policies and universal life insurance policies written directly by the Company. A letter of credit was issued under an existing letter of credit facility in which Allianz SE is the applicant and the face amount of the letter of credit is in a qualifying trust established by Allianz Missouri. On December 31, 2009, an additional capital contribution was made for $282,000 to Allianz Missouri. The impact of this reinsurance agreement is eliminated through consolidation.

During 2006, the Company made the decision to exit the health products business and entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company (HCC), to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $140,000 for the recapture of $151,507 in reserves. In addition, the Company recorded a deferred gain of $136,803, which has been fully amortized into operations as of December 31, 2009. The Company amortized $313, $7,593, and $84,039 for 2009, 2008, and 2007, respectively, which are included in other revenue (loss) on the Consolidated Statements of Operations.

Throughout 2009, 2008, and 2007, the Company entered into reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group life, accident and health, and LTC business that the Company decided to exit. In connection with these agreements, the Company had ceded premiums of $111,198, $124,598, and $184,871 in 2009, 2008, and 2007,

 (Continued)

72

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

respectively, and received expense allowances of $8,533, $11,838, and $12,185 in 2009, 2008, and 2007, respectively.

Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred gain on reinsurance resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2009, 2008, and 2007, $9,003, $9,876, and $11,652, respectively, were amortized and included in other revenue (loss) on the Consolidated Statements of Operations. Deferred gain on reinsurance remaining as of December 31, 2009 and 2008 was $35,147 and $44,150, respectively, and was included in other liabilities on the Consolidated Balance Sheets.

During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,351,537 and $2,354,444 were recorded as of December 31, 2009 and 2008, respectively, in connection with these agreements.

During 2003, the Company exited the traditional life reinsurance business via a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA). In 2004, the majority of the in-force business that was coinsured with RGA was novated. At December 31, 2009 and 2008, the remaining deferred gain after the novation was $4,436 and $5,466, respectively, and was included in other liabilities on the Consolidated Balance Sheets. Deferred gain amortization was $1,030, $1,375, and $1,689 during 2009, 2008, and 2007, respectively, and was included in other revenue (loss) on the Consolidated Statements of Operations.

 (Continued)

73

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(14)	Income Taxes

(a)	Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 is as follows:

	2009	2008	2007
Income tax expense (benefit)
attributable to operations:
Current tax expense	$26,816	$47,043	$64,245
Deferred tax expense (benefit)	158,425	(654,033)	(60,259)
Total income tax expense
(benefit) attributable to
net income (loss)	185,241	(606,990)	3,986
Income tax effect on equity:
Income tax expense (benefit) allocated
to stockholder’s equity:
Attributable to unrealized (losses)
gains on investments	(14,127)	(4,153)	111,800
Attributable to unrealized (losses)
on postretirement obligation	(12)	(686)	(564)
Attributable to unrealized gains
(losses) on foreign exchange	3,285	(4,265)	3,512
Total income tax effect
on equity	$174,387	$(616,094)	$118,734

 (Continued)

74

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(b)	Components of Income Tax Expense (Benefit)

Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax expense (benefit) reported on the Consolidated Statements of Operations for the respective years ended December 31 as follows:

	2009	2008	2007
Income tax expense (benefit)
computed at the statutory rate	$186,276	$(595,485)	$20,779
Dividends-received deductions and
tax-exempt interest	242	(29,999)	(18,259)
(Release) accrual of tax contingency
reserve	(684)	1,048	(2,361)
Foreign tax, net	(1,043)	(1,414)	688
Corporate owned life insurance	(7,785)	17,965	(2,450)
Nondeductible goodwill	6,616	—	—
Other	1,619	895	5,589
Income tax expense
(benefit) as reported	$185,241	$(606,990)	$3,986

 (Continued)

75

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(c)	Components of Deferred Tax Assets and Liabilities on the Consolidated Balance Sheets

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other assets and other liabilities, respectively, on the Consolidated Balance Sheets, at December 31 are as follows:

	2009	2008
Deferred tax assets:
Policy reserves	$1,753,964	$2,033,475
Coinsurance deferred income	52,258	20,187
Expense accruals	213,780	73,551
Other-than-temporarily impaired assets	158,766	1,574,293
Investment and derivative income	—	90,727
Provision for postretirement benefits	8,760	10,164
Other	2,325	509
Total deferred tax assets	2,189,853	3,802,906
Deferred tax liabilities:
Deferred acquisition costs	(1,950,834)	(2,712,318)
Investment and derivative income	(82,306)	—
Depreciation and amortization	(20,117)	(16,354)
Value of business acquired	(4,352)	(10,218)
Deferred intercompany gain	(5,806)	(7,858)
Net unrealized gains on investments and foreign exchange	(339,994)	(433,688)
Other	(208)	(527)
Total deferred tax liabilities	(2,403,617)	(3,180,963)
Net deferred tax (liability) asset	$(213,764)	$621,943

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

Income taxes (received) paid by the Company were $(40,926), $(125,812), and $143,000 in 2009, 2008, and 2007, respectively. At December 31, 2009 and 2008, respectively, the Company had a tax payable to AZOA of $136,815 and $70,639, reported in other liabilities on the Consolidated Balance Sheets.

 (Continued)

76

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

At December 31, 2009 and 2008, the Company had a tax payable (receivable) separate from the agreement with AZOA in the amount of $44 and $(2,568), respectively. These amounts are for foreign taxes and taxes on a majority-owned subsidiary.

With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. The IRS has surveyed 2003 through 2005 and has informed the Company that they do not intend to do any further review of those years. During 2008, the IRS reviewed the credit taken for the Telephone Excise Tax on AZOA and Subsidiaries’ 2006 consolidated return. The IRS had no issues while on site and informed the Company that the review was completed and closed with no changes.

In accordance with the Income Taxes Topic of the FASB ASC, the Company recognizes liabilities for certain unrecognized tax benefits. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2009	2008
Balance at January 1	$28,159	$22,961
Additions based on tax positions related to the
current year	122,613	5,198
Amounts released related to tax positions taken
in prior years	(6,309)	—
Balance at December 31	$144,463	$28,159

The balance at December 31, 2009 consists of tax positions for which the deductibility is more likely than not; however, there is uncertainty with respect to the timing of the deduction. Because of the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2009, 2008, and 2007, the Company recognized (benefits) expenses of $(683), $1,037, and $(2,361), respectively, in interest and penalties. The Company had $2,393 and $3,076, for the payment of interest and penalties accrued at December 31, 2009 and 2008, respectively.

(15)	Related-Party Transactions

(a)	Loans to Affiliates

The Company held related-party invested assets of $155,533 and $723,802 at December 31, 2009 and 2008, respectively, representing 0.3% and 1.4% of total invested assets and 2.5% and 23.6% of capital for the respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+ and a

 (Continued)

77

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Standard & Poor’s rating of AA. The December 31, 2008 balance included a forward agreement with a former affiliated company, valued at $540,244. See note 4 for additional information.

In 2003, the Company entered into an agreement to lend Allianz SE $350,000. In 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. In 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The remaining loan balance was $106,589 and $130,000 at December 31, 2009 and 2008, respectively, and will be repaid, plus interest over ten years; semiannual interest payments for the first five years and amortized semiannual payments of principal and accrued interest over the last five years. Repayment of this loan started in 2009 with year to date principal payments received through December 31, 2009 in the amount of $23,411. The interest rate is 5.18%. Interest of $6,361, $6,734, and $6,734 was earned during 2009, 2008, and 2007, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations. The loan was collateralized by a €100,000 Buoni Poliennali Del Tes Government Bond with a fair value of $152,049 at December 31, 2009.

In 2001, the Company entered into an agreement to lend AZOA $100,000. The remaining loan balances are $48,944 and $63,089 as of December 31, 2009 and 2008, respectively. The loan plus interest will be repaid over twelve years, semiannual interest payments for the first five years, and level semiannual payments of principal and accrued interest over the last seven years. Repayment of this loan started in 2006 with year-to-date principal payments received through December 31, 2009 and 2008, in the amount of $14,145 and $13,181, respectively. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of Allianz Global Risks US Insurance Company, which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $4,275, $5,238, and $6,137 was earned during 2009, 2008, and 2007, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations.

(b)	Loan to Parent Company – Stockholder’s Equity

In 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over 10 years, semiannual interest payments for the first five years and level semiannual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. Repayment of this loan started in 2008 with year-to-date principal payments received through December 31, 2009 and 2008 in the amount of $46,966 and $44,269, respectively. The fair value of the loan was $168,877 and $210,300 at December 31, 2009 and 2008, respectively. The outstanding loan balance was $158,765 and $205,731 at December 31, 2009 and 2008, respectively, and is included as a component of stockholder’s equity on the Consolidated Balance Sheets. Interest of $11,634, $14,332, and $15,000 was earned during 2009, 2008, and 2007 and is included in interest and similar income, net on the Consolidated Statements of Operations.

 (Continued)

78

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(c)	Securities Lending

The Company participates in securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. The agent for the Company was Dresdner Klienwort Wasserstein, an affiliate prior to January 12, 2009. The Company suspended securities lending activity in 2008 and accordingly had no loaned securities outstanding as of December 31, 2009 or 2008 and had no accepted collateral that can be sold or repledged as of December 31, 2009 or 2008. The Company earned fee revenue of $0, $5,552, and $5,190 for the years ended December 31, 2009, 2008, and 2007, respectively, in connection with these arrangements, which is reported in interest and similar income, net on the Consolidated Statements of Operations.

(d)	Real Estate

The Company has real estate investment properties leased to affiliates. The Company reported $1,114, $1,073, and $4,064 in 2009, 2008, and 2007, respectively, for rental income, which is included in interest, and similar income, net on the Consolidated Statements of Operations. The Company has an agreement to sublease office space to a related party, Fireman’s Fund Insurance Company (FFIC), a sister company wholly owned by the same parent company, AZOA. The Company received rental income of $936, $811, and $86 in 2009, 2008, and 2007, respectively. In addition, the Company leases office space from FFIC pursuant to a sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $158, $190, and $157 in 2009, 2008, and 2007, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

(e)	Service Fees

The Company incurred fees for services provided by affiliated companies of $40,898, $39,980, and $50,929 in 2009, 2008, and 2007, respectively. The Company’s liability for these expenses was $2,003 and $1,576 at December 31, 2009 and 2008, respectively, and is included in other liabilities on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

The Company earned revenues for various services provided to affiliated companies of $5,699, $7,157, and $5,330 in 2009, 2008, and 2007, respectively. The receivable for these expenses was $84 and $18 at December 31 2009 and 2008, respectively, and is included in other assets on the Consolidated Balance Sheets. On a quarterly basis, the Company receives payment through cash settlement.

The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), Allianz Global Distributors LLC (AGID), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company’s separate accounts to holders of the Company’s variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap, and (3) the Company compensates AGID for providing services in connection with the distribution of

 (Continued)

79

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

variable products that offer investment options managed by PIMCO. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $2,506, $1,499, and $3,874 during 2009, 2008, and 2007, respectively, which is included in other revenue (loss) on the Consolidated Statements of Operations. At December 31, 2009 and 2008, $893 and $(147), respectively, were included for these fees in receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of subadvised investment options were $1,480, $3,027, and $4,097 during 2009, 2008, and 2007, respectively, which are included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $110 and $108 at December 31, 2009 and 2008, respectively, which is included in other liabilities on the Consolidated Balance Sheets.

(f)	Financial Guarantee

In October 2008, Allianz SE invested $2,500,000 in The Hartford Financial Services Group, Inc. (Hartford) using funds from their subsidiaries. The Company had a $130,000 invested portion of the transaction. In connection with the Company’s investment, Allianz SE has issued a financial guarantee of the notional amount in 10% fixed-to-floating rate junior subordinated notes of Hartford. The Company records the guarantee as the difference between par value and the fair value of the bond. If at any time during the fixed rate period of the notes (ending October 15, 2018), the rating attributed by any one of S&P or Moody’s falls below investment grade, or Hartford is subject to an event of default with its obligations under the notes, the Company has the right to sell the notes to Allianz SE. During 2009, the notes were downgraded by S&P from BBB- to BB+, which is below investment grade. This gives the Company the right to sell the notes to Allianz SE; however; the Company has not chosen to exercise the right at this time. The consideration to be delivered by Allianz SE will be equal to the notional amount of the notes. At the option of Allianz SE, such consideration will be paid either in cash or senior notes of Allianz SE or one of its financial subsidiaries.

(g)	Capital Contributions

The Company received capital contributions in 2009 and 2008 from AZOA of $1,500,000 and $280,000, respectively.

(h)	Investment Purchase from Affiliate

At a similar time as the capital contribution mentioned above, the Company entered into a purchase agreement with AZ-Arges Vermögensverwaltungsgesellschaft mbH, a subsidiary of Allianz SE, for the purchase of CDOs. During 2009, the Company settled trades for $1,349,587 of CDOs with a par value of $2,726,416.

(i)	Acquisition of Additional Ownership Interest

In September 2009, Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, acquired the remaining 27.5% ownership interest of Advisors IG, LLC (Advisors)

 (Continued)

80

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

for $9,350, through a put option exercised by Advisors. As a result of the acquisition of the additional ownership interest, Advisors is now a wholly owned subsidiary of AZIIG.

(16)	Employee Benefit Plans

The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP on their first day of employment. The AAAP will accept participants’ pretax and/or after-tax contributions up to 80% of the participants’ eligible compensation, although contributions remain subject to annual limitations set by the IRS. Under the eligible employees’ provisions, the Company will match 100% of contributions up to a maximum of 6% of the employees’ eligible compensation. Starting January 1, 2010, the Company will match up to 7.5% of eligible compensation. Participants are 100% vested in the Company’s matching contribution after three years of service.

In February 2010, the Company declared a profit-sharing contribution of 1.5% of employees’ salaries for the plan year ended December 31, 2009. The contribution will be funded in 2010. The Company also declared a profit-sharing contribution of 1.5% of employees’ salaries for the plan years ended December 31, 2008 and 2007, reported in general and administrative expenses on the accompanying Consolidated Statements of Operations and funded in 2009 and 2008, respectively. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. Starting January 1, 2010, the Company will not be making a profit-sharing contribution.

The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the Company’s discretion, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company’s policy to fund the AAAP costs as incurred. The Company has expensed $10,737, $8,271, and $9,960 in 2009, 2008, and 2007, respectively, toward the AAAP matching contributions and administration expenses.

A defined group of highly compensated employees is eligible to participate in the AZOA Deferred Compensation Plan adopted January 1, 2008, which replaced the Allianz Life Deferred Compensation Plan. The purpose of the plan is to provide tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan for funds they have deferred. Employees’ funds are invested on a pay period basis and are immediately invested. Participants and the Company share the administrative fee. The accrued liability of $8,542 and $8,405 as of December 31, 2009 and 2008, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner the Company determines. Discretionary contributions are currently determined based on production. The accrued liability of $7,440 and $6,733 as of December 31, 2009 and 2008, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

 (Continued)

81

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees SARs and restricted stock units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. A change in value of $1,165, $(2,324), and $4,326 was recorded in 2009, 2008, and 2007, respectively, and is included in general and administrative expenses on the Consolidated Statements of Operations. The related liability of $3,126 and $2,360 as of December 31, 2009 and 2008, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

The Company participates in the Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares (ADSs) of Allianz SE at a discounted price. An aggregate amount of 250,000 Ordinary Shares is reserved for this plan. Allianz SE determines the purchase price of the share based on the closing price of an Ordinary Share of Allianz SE on the Frankfurt stock exchange on the date of each purchase. Employees are given the opportunity to purchase these shares quarterly on predetermined dates set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase settlement date. Effective October 26, 2009, the ADSs were delisted from the New York Stock Exchange and started trading on the U.S. over-the-counter market through the OTCQX (which is an online trading platform). Because of the delisting, an exception was made effective September 29, 2009, to fully vest shares that were considered “restricted” as of September 28, 2009. Additionally, the last 2009 purchase, originally scheduled to occur in November, was postponed to December. Employees who had made payroll contributions toward the December purchase were provided the opportunity for a one-time opt out of this purchase and receive a refund of their contribution. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $342, $215, and $457 in 2009, 2008, and 2007, respectively, and is recorded in other liabilities on the Consolidated Balance Sheets. The discount is reflected as taxable income in the year of purchase to employees.

In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The plan may provide severance benefits on account of an employee’s termination of employment from the Company. To become a participant in the plan, an employee must be involuntarily terminated. In addition, the Company must determine that it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for payments under the plan. Effective June 1, 2008, the Company adopted the AZOA Severance Allowance Plan, which replaced the Employee Severance Pay Plan. Under the AZOA Severance Allowance Plan, all employees who are involuntarily terminated due to job elimination or reduction in force are eligible to receive benefits. The Company expensed $3,164, $8,247, and $5,712 in 2009, 2008, and 2007, respectively, toward severance payments.

The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least 10 years of service when they reach age 55. In November 2009, the Company announced changes to its retiree health program including the discontinuation of the

 (Continued)

82

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Company’s subsidization of postretirement medical and dental benefits. The only remaining postretirement obligation is retiree life insurance. The Company’s plan obligation at December 31, 2009 and 2008 was $2,344 and $7,905, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets. The Company began prefunding its postretirement liability in 2005. The Company’s plan assets, held in a Welfare Benefit Trust, at December 31, 2009 and 2008 were $22,984 and $16,720, respectively.

In accordance with the Compensation – Retirement Benefits Topic of the FASB ASC (ASC 715), the amounts recognized in accumulated other comprehensive income, net of tax consist of:

	2009	2008	2007
Net actuarial gain	$2,243	$521	$78
Prior service cost	(2,266)	(1,794)	(1,190)
Total	$(23)	$(1,273)	$(1,112)

Over the next fiscal year, the estimated actuarial loss and estimated prior service cost that will be amortized from accumulated other comprehensive income, net of tax into net periodic benefit cost are $6 and $0, respectively.

Currently, the amount of plan assets to be returned to the Company has not been determined.

(17)	Statutory Financial Data and Dividend Restrictions

Statutory accounting practices prescribed or permitted by the Company’s state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders’ surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, and accident and health premiums receivable, which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

The Company’s statutory capital and surplus reported in the statutory annual statement filed with the State of Minnesota as of December 31, 2009 and 2008 was $3,923,209 and $2,009,309, respectively.

The Company is required to meet minimum statutory capital and surplus requirements. The Company’s statutory capital and surplus as of December 31, 2009 and 2008 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the

 (Continued)

83

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

next preceding year. Ordinary dividends of $41,744 can be paid in 2010 without prior approval of the Commissioner of Commerce.

Regulatory Risk-Based Capital

An insurance enterprise’s state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise’s regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 552% and 411% as of December 31, 2009 and 2008, respectively. Regulatory action against a company may begin when this ratio falls below 200%.

(18)	Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings, including putative and certified class action proceedings, arising from the conduct of their business. The Company also owns a registered retail broker-dealer that is subject to a putative class action proceeding and individual arbitration proceedings. For the remaining above-mentioned pending lawsuits and matters, the Company cannot predict the potential outcome at this state of the proceedings. In November 2007, the Company settled one of the pending class action lawsuits. In October 2009, the Company received a favorable trial verdict on one of the above class action lawsuits. Individuals’ claims agreed to under the settlement are still being processed, so uncertainty remains on the Company’s ultimate obligation. The Company recognizes legal costs for defending itself as incurred.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The financial services industry, including mutual fund, variable and fixed annuity, life insurance, distribution companies, and broker-dealers, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years.

Federal and state regulators are investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Included in these proceedings are several lawsuits brought by the Minnesota Attorney General’s Office against insurance companies that offer annuities. One of these lawsuits was filed against the Company in January 2007 alleging unsuitable sales of fixed annuities to seniors. That lawsuit was settled in October 2007. While the Company expressly denied the allegations, the Company agreed to adopt certain modifications to the Company’s suitability review process and to offer a review process to Minnesota seniors who had purchased deferred fixed annuities since 2001. The Company is also subject to ongoing market conduct examinations and investigations by state insurance regulators. In some instances, these examinations and investigations may lead to enforcement proceedings, which could result in modifications to the Company’s business processes, remediation, and/or penalties. In

 (Continued)

84

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

February 2008, the Company agreed to a settlement with the California Department of Insurance arising out of a market conduct examination report and related enforcement proceeding issued in 2006. While denying the Department’s allegations, the Company agreed to adopt additional modifications to the Company’s suitability review process, to certain enhancements to the Company’s existing processes and to payment of certain penalties, contributions, and costs. The impact of these settlements was not material to the Consolidated Financial Statements.

In December 2008, the SEC adopted a rule (Rule 151A) having the effect of categorizing most fixed-indexed annuity products as securities. This rule, when and if it becomes fully operational, will subject issuers of fixed-indexed annuity products to SEC jurisdiction for purposes of registration and disclosure, advertising and marketing, suitability, and requirements as to the distribution of products through registered broker-dealers. The rule will also have the effect of subjecting distribution and advertising of fixed-indexed annuity products to the jurisdiction of the Financial Industry Regulatory Authority. It can be expected that Rule 151A would have the effect of making fixed-indexed annuity product development more difficult and expensive. Rule 151A could also have the effect of reducing distribution channels for fixed-indexed annuity products.

It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

This could result in legal precedents and new industrywide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

The Company holds a minority equity interest in a certain field marketing organization. Certain provisions within the stockholder’s agreement require the Company to purchase all of the stock in the entity if and when principals of the field marketing organization choose to exercise certain available options. The exercise period for the put option is the first 120 days of each calendar year commencing on January 1, 2011 and expiring on April 30, 2014. If the put option was exercised, requiring the Company to purchase all of the stock in the entity, the total purchase price that would be paid by the Company based on current calculations would be $9,985.

The Company has private placement investments that require a commitment of capital within the next year. The Company had capital commitments of $21,000 and $0 at December 31, 2009 and 2008, respectively.

The Company has commercial mortgage loan investments that do not require additional commitments of capital. The Company had capital commitments for new mortgage loans of $0 and $118,900 at December 31, 2009 and 2008, respectively.

 (Continued)

85

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company leases office space and certain furniture and equipment pursuant to operating leases with some leases containing renewal options and escalation clauses. Expense for all operating leases was $3,284, $4,980, and $5,454 in 2009, 2008, and 2007, respectively. The future minimum lease payments required under operating leases are as follows:

2010		$2,573
2011		1,932
2012		1,460
2013		1,171
2014 and beyond		807
	Total	$7,943

During 2006, the Company entered into capital leases to finance furniture and equipment for the addition to the Company’s headquarters. The cost and accumulated depreciation of the financed assets were $5,244 and $(2,293) at December 31, 2009 and $10,507 and $(5,199) at December 31, 2008, respectively, and are included in other assets. Depreciation on the financed assets was $2,357, $2,504, and $2,696 in 2009, 2008, and 2007, respectively. The future minimum lease payments and present value of the net minimum lease payments are as follows:

2010		$891
2011		891
2012		891
2013		826
2014 and beyond		9
	Total minimum lease payments	3,508
Less executory costs (estimated)		238
	Net minimum lease payments	3,270
Less imputed interest		191
	Present value of net minimum
	lease payments	$3,079

 (Continued)

86

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is five to ten years with some leases containing renewal options. Under net leases in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. The cost and accumulated depreciation on leased properties at December 31, 2009 was $395,477 and $(49,022), respectively. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2009 are as follows:

2010		$21,232
2011		20,103
2012		17,815
2013		13,588
2014 and beyond		23,325
	Total	$96,063

Included in the future minimum lease receipt amounts above are leases on real estate classified as held-for-sale by the Company at December 31, 2009. Upon completion of the sale of the real estate, it is expected that these leases will be assigned to the purchaser. The total carrying value of the leased property was $32,000 at December 31, 2009. The future minimum lease payments required under these operating leases are as follows:

2010		$3,688
2011		3,382
2012		2,280
2013		1,085
2014 and beyond		2,308
	Total	$12,743

The Company has a service agreement (the agreement) with certain broker-dealers for a marketing support program related to the distribution of select variable insurance products. Under the agreement, the Company pays a base service fee of 0.10% on the amount of variable insurance products under management at the commencement of the agreement. An additional service fee of 0.15% is calculated on the total variable insurance products under management held in excess of this base amount. The fee is calculated on a monthly basis and is paid quarterly. Either party may terminate the agreement with a 90-day notice. Upon termination, the service fee continues to be paid from the date of termination for a period of ten years provided that the broker-dealer is not in material breach of the contract. In the event of termination, the Company has calculated its total commitment at December 31, 2009 to be $3,021 annually with a total commitment of $30,205. The calculation was based on the total variable insurance products under management as of December 31, 2009, due to the variability in estimating future assets under management (such as sales, lapse rate, and fund performance). Total expense under the agreement amounted to $2,619, $2,346, and $1,865 in 2009, 2008, and 2007, respectively.

 (Continued)

87

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(19)	Capital Structure

The Company is authorized to issue three types of capital stock, as outlined in the table below:

	Authorized, issued, and outstanding	Par value, per share	Redemption rights	Voluntary or involuntary liquidation rights
Common stock	40,000,000	$1.00	None	None
20,000,001
20,000,001
Preferred stock:
Class A	200,000,000	$1.00	Designated by Board	Designated by Board
	18,903,484		for each series issued	for each series issued
18,903,484
Class A, Series A	8,909,195	1.00	$35.02 per share plus	$35.02 per share plus
	8,909,195		an amount to yield a	an amount to yield a
	8,909,195		compounded annual	compounded annual
			return of 6%, after	return of 6%, after
			actual dividends paid	actual dividends paid
Class A, Series B	10,000,000	1.00	$35.02 per share plus	$35.02 per share plus
	9,994,289		an amount to yield a	an amount to yield a
	9,994,289		compounded annual	compounded annual
			return of 6%, after	return of 6%, after
			actual dividends paid	actual dividends paid
Class B	400,000,000	1.00	Designated by Board	Designated by Board
	—		for each series issued	for each series issued

Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

Each share of Class A preferred stock is convertible into one share of the Company’s common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the BOD. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

As discussed in notes 2 and 15 to these Consolidated Financial Statements, the Company carried out various capital transactions with related parties during 2009, 2008, and 2007.

 (Continued)

88

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(20)	Foreign Currency Translation

An analysis of foreign currency translation, net of tax for the respective years ended December 31 follows:

	2009	2008	2007
Beginning amount of cumulative translation adjustments	$6,487	$14,409	$7,889
Aggregate adjustment for the period
resulting from translation adjustments	9,386	(12,187)	10,032
Amount of income tax (expense) benefit
for the period related to aggregate adjustment	(3,285)	4,265	(3,512)
Net aggregate translation included in equity	6,101	(7,922)	6,520
Ending amount of cumulative translation adjustments	$12,588	$6,487	$14,409

Canadian foreign exchange rate at end of year	0.95388	0.81004	1.01322

(21)	Subsequent Events

No material subsequent events have occurred since December 31, 2009 that require adjustment to the financial statements.

On February 1, 2010, the Company finalized its transfer of a portion of its Canadian life insurance business to another carrier through an assumption reinsurance agreement. The reserve liabilities transferred were approximately $7,714 as of the date of the transaction. As part of the transaction, the Company also transferred an existing administration agreement to the new carrier.

On February 12, 2010, the Company closed on a deed in lieu of foreclosure for a mortgage loan on real estate. The fair value of $50,500, which is based on the appraised value of the property as of December 28, 2009, was transferred to real estate. No additional impairments or losses were recorded at the time of the transfer.

On February 22, 2010, the Company began hedging interest rate risk on variable annuity withdrawal and accumulation benefit guarantees for policies issued since August 2009 on the Company’s primary variable annuity product.

89

Schedule I

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Summary of Investments – Other than Investments in Related Parties

December 31, 2009

Type of investment	Cost (1)	Fair value	Amount at which shown in the Consolidated Balance Sheet
Fixed-maturity securities:
Fixed-maturity securities, available-for-sale:
U.S. government	$758,005	$760,139	$760,139
Agencies not backed by the full faith and credit of
the U.S. government	48,082	49,431	49,431
States and political subdivisions	412,936	401,169	401,169
Foreign government	208,151	219,059	219,059
Public utilities	4,364,286	4,588,223	4,588,223
Corporate securities	22,129,074	22,855,959	22,855,959
Mortgage-backed securities	15,362,241	15,338,763	15,338,763
Collateralized mortgage obligations	23,494	24,703	24,703
Total fixed-maturity securities, available-for-sale	43,306,269	44,237,446	44,237,446
Fixed-maturity securities, trading:
U.S. government	582,384	594,725	594,725
Agencies not backed by the full faith and credit of
the U.S. government	20,558	21,255	21,255
States and political subdivisions	56,781	54,784	54,784
Foreign government	37,501	38,919	38,919
Public utilities	572,466	594,399	594,399
Corporate securities	2,948,705	2,965,181	2,965,181
Mortgage-backed securities	929,982	878,263	878,263
Total fixed-maturity securities, trading	5,148,377	5,147,526	5,147,526
Fixed-maturity securities, held-to-maturity:
Collateralized debt obligations	1,111,457	1,249,923	1,111,457
Corporate securities	137	162	137
Total fixed-maturity securities, held-to-maturity	1,111,594	1,250,085	1,111,594
Total fixed-maturity securities	49,566,240	50,635,057	50,496,566
Equity securities:
Equity securities, available-for-sale:
Common stocks:
Seed money	50,903	52,153	52,153
Equity securities, trading:
Common stocks:
Industrial and miscellaneous	16,341	15,125	15,125
Total equity securities	67,244	$67,278	67,278
Other investments:
Mortgage loans on real estate, net	5,426,013		5,426,013
Short-term securities	1,945,630		1,945,630
Derivatives	1,077,453		1,077,453
Real estate	314,454		314,454
Loans to nonaffiliates	559,757		559,757
Loans to affiliates	155,533		155,533
Policy loans	173,834		173,834
Other invested assets	3,803		3,803
Total other investments	9,656,477		9,656,477
Total investments	$59,289,961		$60,220,321
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums, accrual discounts, or impairments.
See accompanying report of independent registered public accounting firm.

90

Schedule II

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Supplementary Insurance Information

	December 31,					Year ended December 31,
			Future
			benefit
			reserves			Net	Interest
			and policy		Policy	premium	and		Net change	Net change
	Deferred	Deferred	and contract		and	and	similar		in deferred	in policy	Other
	acquisition	sales	account	Unearned	contract	policy	income,	Net	sales	acquisition	operating
	costs	inducements	balances	premiums	claims	fees	net	benefits	inducements*	costs**	expenses
2009:
Life	$249,620	$(154)	$2,229,584	11,191	$22,043	$100,963	$54,094	$92,056	$(188)	$(6,508)	$50,426
Annuities	5,739,937	1,023,270	60,603,476	86,007	1,269	681,157	3,037,167	2,228,808	(186,314)	171,557	1,420,850
Accident and health	102,398	—	1,450,144	64,542	195,998	131,185	27,007	87,534	—	255	31,800
	$6,091,955	$1,023,116	$64,283,204	161,740	$219,310	$913,305	$3,118,268	$2,408,398	$(186,502)	$165,304	$1,503,076
2008:
Life	$238,049	$(636)	$2,133,880	5,670	$19,593	$86,037	$45,538	$53,206	$108	$(52,701)	$113,165
Annuities	7,912,800	1,098,442	57,349,485	197,912	150	916,525	2,837,763	2,471,795	(327,604)	(2,731,925)	1,312,587
Accident and health	102,653	—	1,256,315	68,174	280,478	124,075	25,593	87,022	—	562	38,909
	$8,253,502	$1,097,806	$60,739,680	271,756	$300,221	$1,126,637	$2,908,894	$2,612,023	$(327,496)	$(2,784,064)	$1,464,661
2007:
Life	$188,301	$(264)	$2,055,549	186	$19,952	$70,955	$43,857	$61,244	$8,046	$(23,490)	$83,638
Annuities	5,283,977	768,180	50,737,462	149,998	—	679,317	2,501,608	1,658,779	(91,216)	(609,862)	1,532,096
Accident and health	103,214	—	1,061,074	67,223	298,153	128,585	19,866	82,937	—	(17,383)	70,702
	$5,575,492	$767,916	$53,854,085	217,407	$318,105	$878,857	$2,565,331	$1,802,960	$(83,170)	$(650,735)	$1,686,436
*	See note 9 for aggregate gross amortization of deferred sales inducements.
**	See note 8 for aggregate gross amortization of deferred acquisition costs.
See accompanying report of independent registered public accounting firm.

91

Schedule III

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Reinsurance

					Percentage
		Ceded	Assumed		of amount
	Direct	to other	from other	Net	assumed
Years ended	amount	companies	companies	amount	to net
December 31, 2009:
Life insurance in force	$23,996,848	$23,244,205	$8,967,179	$9,719,822	92.3%
Premiums and policy fees:
Life	139,806	61,672	22,829	100,963	22.6%
Annuities	682,059	218	(684)	681,157	(0.1)
Accident and health	229,976	113,949	15,158	131,185	11.6
Total premiums and policy fees	$1,051,841	$175,839	$37,303	$913,305	4.1%
December 31, 2008:
Life insurance in force	$23,565,296	$23,343,902	$8,722,528	$8,943,922	97.5%
Premiums and policy fees:
Life	128,994	66,024	22,941	85,911	26.7%
Annuities	919,284	2,004	(754)	916,526	(0.1)
Accident and health	227,905	122,005	18,300	124,200	14.7
Total premiums and policy fees	$1,276,183	$190,033	$40,487	$1,126,637	3.6%
December 31, 2007:
Life insurance in force	$21,558,390	$21,380,158	$9,487,390	$9,665,622	98.2%
Premiums and policy fees:
Life	121,600	75,160	24,515	70,955	34.6%
Annuities	677,833	(2,258)	(774)	679,317	(0.1)
Accident and health	259,044	182,914	52,455	128,585	40.8
Total premiums and policy fees	$1,058,477	$255,816	$76,196	$878,857	8.7%
See accompanying report of independent registered public accounting firm.

92

KPMG

ALLIANZ LIFE VARIABLE ACCOUNT B

of

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

December 31, 2009

(With Report of Independent Registered Public Accounting Firm Thereon)

KPMG

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

The Board of Directors of Allianz Life Insurance Company of North America and
Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B (the Variable Account) as of December 31, 2009, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Allianz Life Variable Account B as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Minneapolis, Minnesota
March 24, 2010

KPMG LLP, a U.S. limited liability partnership, is the U.S.
member firm of KPMG International, a Swiss cooperative

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AIM V.I. Capital Appreciation Fund	AIM V.I. Core Equity Fund	AIM V.I. International Growth Fund	Alger American Capital Appreciation Portfolio	Alger American LargeCap Growth Portfolio	Alger American MidCap Growth Portfolio

Assets:
Investments at Net Asset Value	$ 4,645	$ 3,117	$ 1,381	$ 2,227	$ 3,662	$ 3,661
Total Assets	4,645	3,117	1,381	2,227	3,662	3,661

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	4,645	3,117	1,381	2,227	3,662	3,661

Contract Owners' Equity:
Contracts in Accumulation Period	4,639	3,117	1,379	2,184	3,649	3,661
Contracts in Annuity Payment Period	6	-	2	43	13	-
Total Contract Owners' Equity	$ 4,645	$ 3,117	$ 1,381	$ 2,227	$ 3,662	$ 3,661

Investment Shares	228	125	53	48	94	343
Investments at Cost	$ 5,992	$ 3,128	$ 981	$ 2,488	$ 5,103	$ 6,181

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Alger American SmallCap Growth Portfolio	AZL AIM International Equity Fund	AZL Allianz Global Investors Select Fund	AZL Balanced Index Strategy Fund	AZL BlackRock Capital Appreciation Fund	AZL BlackRock Growth Fund

Assets:
Investments at Net Asset Value	$ 609	$ 316,324	$ 2,830	$ 129,820	$ 326,427	$ -
Total Assets	609	316,324	2,830	129,820	326,427	-

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	609	316,324	2,830	129,820	326,427	-

Contract Owners' Equity:
Contracts in Accumulation Period	609	316,310	2,830	129,820	326,426	-
Contracts in Annuity Payment Period	-	14	-	-	1	-
Total Contract Owners' Equity	$ 609	$ 316,324	$ 2,830	$ 129,820	$ 326,427	$ -

Investment Shares	24	23,242	278	11,358	27,828	-
Investments at Cost	$ 578	$ 326,033	$ 2,826	$ 128,002	$ 305,191	$ -

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL Columbia Mid Cap Value Fund	AZL Columbia Small Cap Value Fund	AZL Columbia Technology Fund	AZL Davis NY Venture Fund	AZL Dreyfus Equity Growth Fund	AZL Eaton Vance Large Cap Value Fund

Assets:
Investments at Net Asset Value	$ 57,894	$ 48,201	$ -	$ 401,845	$ 150,833	$ 266,260
Total Assets	57,894	48,201	-	401,845	150,833	266,260

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	57,894	48,201	-	401,845	150,833	266,260

Contract Owners' Equity:
Contracts in Accumulation Period	57,894	48,189	-	401,754	150,817	266,235
Contracts in Annuity Payment Period	-	12	-	91	16	25
Total Contract Owners' Equity	$ 57,894	$ 48,201	$ -	$ 401,845	$ 150,833	$ 266,260

Investment Shares	8,798	5,560	-	37,946	19,190	35,080
Investments at Cost	$ 59,188	$ 50,655	$ -	$ 354,952	$ 178,395	$ 339,165

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL First Trust Target Double Play Fund	AZL Franklin Small Cap Value Fund	AZL Franklin Templeton Founding Strategy Plus Fund	AZL Fusion Balanced Fund	AZL Fusion Conservative Fund	AZL Fusion Growth Fund

Assets:
Investments at Net Asset Value	$ -	$ 180,301	$ 54,234	$ 558,063	$ 5,844	$ 797,026
Total Assets	-	180,301	54,234	558,063	5,844	797,026

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	-	180,301	54,234	558,063	5,844	797,026

Contract Owners' Equity:
Contracts in Accumulation Period	-	180,273	54,234	557,990	5,844	797,020
Contracts in Annuity Payment Period	-	28	-	73	-	6
Total Contract Owners' Equity	$ -	$ 180,301	$ 54,234	$ 558,063	$ 5,844	$ 797,026

Investment Shares	-	13,587	5,317	55,254	580	87,107
Investments at Cost	$ -	$ 193,222	$ 53,292	$ 536,808	$ 5,857	$ 898,208

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL Fusion Moderate Fund	AZL International Index Fund	AZL JPMorgan Large Cap Equity Fund	AZL JPMorgan U.S. Equity Fund	AZL MFS Investors Trust Fund	AZL Moderate Index Strategy Fund

Assets:
Investments at Net Asset Value	$ 894,989	$ 35,015	$ -	$ 142,389	$ 265,918	$ 163,917
Total Assets	894,989	35,015	-	142,389	265,918	163,917

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	894,989	35,015	-	142,389	265,918	163,917

Contract Owners' Equity:
Contracts in Accumulation Period	894,989	35,015	-	142,364	265,901	163,917
Contracts in Annuity Payment Period	-	-	-	25	17	-
Total Contract Owners' Equity	$ 894,989	$ 35,015	$ -	$ 142,389	$ 265,918	$ 163,917

Investment Shares	92,938	2,631	-	16,831	20,759	13,833
Investments at Cost	$ 885,015	$ 35,146	$ -	$ 148,831	$ 245,239	$ 160,898

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL Money Market Fund	AZL NACM International Fund	AZL OCC Growth Fund	AZL OCC Opportunity Fund	AZL Oppenheimer Global Fund	AZL Oppenheimer International Growth Fund

Assets:
Investments at Net Asset Value	$ 854,706	$ -	$ 3,399	$ 127,746	$ -	$ -
Total Assets	854,706	-	3,399	127,746	-	-

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	854,706	-	3,399	127,746	-	-

Contract Owners' Equity:
Contracts in Accumulation Period	854,062	-	3,399	127,740	-	-
Contracts in Annuity Payment Period	644	-	-	6	-	-
Total Contract Owners' Equity	$ 854,706	$ -	$ 3,399	$ 127,746	$ -	$ -

Investment Shares	854,706	-	327	11,592	-	-
Investments at Cost	$ 854,707	$ -	$ 3,272	$ 131,733	$ -	$ -

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL PIMCO Fundamental IndexPLUS Total Return Fund	AZL S&P 500 Index Fund	AZL Schroder Emerging Markets Equity Fund CL 1	AZL Schroder Emerging Markets Equity Fund CL 2	AZL Schroder International Small Cap Fund	AZL Small Cap Stock Index Fund

Assets:
Investments at Net Asset Value	$ -	$ 386,786	$ 46,225	$ 279,662	$ -	$ 137,478
Total Assets	-	386,786	46,225	279,662	-	137,478

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	-	386,786	46,225	279,662	-	137,478

Contract Owners' Equity:
Contracts in Accumulation Period	-	386,708	46,119	279,662	-	137,478
Contracts in Annuity Payment Period	-	78	106	-	-	-
Total Contract Owners' Equity	$ -	$ 386,786	$ 46,225	$ 279,662	$ -	$ 137,478

Investment Shares	-	50,356	5,896	35,762	-	17,315
Investments at Cost	$ -	$ 377,655	$ 23,676	$ 219,916	$ -	$ 144,077

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL TargetPLUS Balanced Fund	AZL TargetPLUS Equity Fund	AZL TargetPLUS Growth Fund	AZL TargetPLUS Moderate Fund	AZL Turner Quantitative Small Cap Growth Fund	AZL Van Kampen Equity and Income Fund

Assets:
Investments at Net Asset Value	$ -	$ -	$ -	$ -	$ 27,136	$ 234,086
Total Assets	-	-	-	-	27,136	234,086

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	-	-	-	-	27,136	234,086

Contract Owners' Equity:
Contracts in Accumulation Period	-	-	-	-	27,134	234,086
Contracts in Annuity Payment Period	-	-	-	-	2	-
Total Contract Owners' Equity	$ -	$ -	$ -	$ -	$ 27,136	$ 234,086

Investment Shares	-	-	-	-	3,524	21,615
Investments at Cost	$ -	$ -	$ -	$ -	$ 29,270	$ 219,537

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL Van Kampen Global Real Estate Fund	AZL Van Kampen Growth and Income Fund	AZL Van Kampen International Equity Fund	AZL Van Kampen Mid Cap Growth Fund	BlackRock Global Allocations V.I. Fund	Davis VA Financial Portfolio

Assets:
Investments at Net Asset Value	$ 67,671	$ 179,126	$ 349,516	$ 302,330	$ 595,355	$ 76,038
Total Assets	67,671	179,126	349,516	302,330	595,355	76,038

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	67,671	179,126	349,516	302,330	595,355	76,038

Contract Owners' Equity:
Contracts in Accumulation Period	67,671	179,094	349,501	302,324	595,355	76,033
Contracts in Annuity Payment Period	-	32	15	6	-	5
Total Contract Owners' Equity	$ 67,671	$ 179,126	$ 349,516	$ 302,330	$ 595,355	$ 76,038

Investment Shares	8,939	18,639	23,457	27,994	44,363	7,619
Investments at Cost	$ 69,876	$ 193,038	$ 354,555	$ 318,876	$ 530,449	$ 76,326

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Davis VA Real Estate Portfolio	Davis VA Value Portfolio	Franklin Global Communications Securities Fund	Franklin Growth and Income Securities Fund	Franklin High Income Securities Fund	Franklin Income Securities Fund

Assets:
Investments at Net Asset Value	$ 635	$ 73,314	$ -	$ 224,555	$ 211,406	$ 762,870
Total Assets	635	73,314	-	224,555	211,406	762,870

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	635	73,314	-	224,555	211,406	762,870

Contract Owners' Equity:
Contracts in Accumulation Period	635	73,295	-	223,591	211,236	761,777
Contracts in Annuity Payment Period	-	19	-	964	170	1,093
Total Contract Owners' Equity	$ 635	$ 73,314	$ -	$ 224,555	$ 211,406	$ 762,870

Investment Shares	86	6,820	-	21,544	34,337	53,682
Investments at Cost	$ 1,049	$ 66,833	$ -	$ 311,422	$ 202,971	$ 778,757

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Franklin Large Cap Growth Securities Fund	Franklin Money Market Fund	Franklin Real Estate Fund	Franklin Rising Dividends Securities Fund	Franklin Small Cap Value Securities Fund	Franklin Small-Mid Cap Growth Securities Fund

Assets:
Investments at Net Asset Value	$ 141,641	$ -	$ 116,520	$ 262,333	$ 68,848	$ 123,720
Total Assets	141,641	-	116,520	262,333	68,848	123,720

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	141,641	-	116,520	262,333	68,848	123,720

Contract Owners' Equity:
Contracts in Accumulation Period	141,471	-	116,344	261,758	68,714	123,539
Contracts in Annuity Payment Period	170	-	176	575	134	181
Total Contract Owners' Equity	$ 141,641	$ -	$ 116,520	$ 262,333	$ 68,848	$ 123,720

Investment Shares	10,492	-	10,601	16,430	5,378	7,239
Investments at Cost	$ 152,931	$ -	$ 212,193	$ 253,985	$ 73,620	$ 129,555

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Franklin Templeton VIP Founding Funds Allocation Fund	Franklin U.S. Government Fund	Franklin Zero Coupon Fund 2010	J.P. Morgan International Opportunities Portfolio	J.P. Morgan U.S. Large Cap Core Equity Portfolio	JPMIT International Equity Fund

Assets:
Investments at Net Asset Value	$ 173,591	$ 450,582	$ 95,054	$ -	$ -	$ 228
Total Assets	173,591	450,582	95,054	-	-	228

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	173,591	450,582	95,054	-	-	228

Contract Owners' Equity:
Contracts in Accumulation Period	173,591	450,039	95,001	-	-	228
Contracts in Annuity Payment Period	-	543	53	-	-	-
Total Contract Owners' Equity	$ 173,591	$ 450,582	$ 95,054	$ -	$ -	$ 228

Investment Shares	24,312	34,850	5,941	-	-	24
Investments at Cost	$ 168,146	$ 446,365	$ 96,158	$ -	$ -	$ 168

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	JPMorgan Insurance Trust U.S. Equity Portfolio	Mutual Global Discovery Securities Fund	Mutual Shares Securities Fund	OpCap Mid Cap Portfolio	Oppenheimer Global Securities Fund/VA	Oppenheimer High Income Fund/VA

Assets:
Investments at Net Asset Value	$ 357	$ 532,799	$ 549,364	$ 53,180	$ 93,465	$ 12,389
Total Assets	357	532,799	549,364	53,180	93,465	12,389

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	357	532,799	549,364	53,180	93,465	12,389

Contract Owners' Equity:
Contracts in Accumulation Period	357	532,651	549,042	53,180	93,343	12,389
Contracts in Annuity Payment Period	-	148	322	-	122	-
Total Contract Owners' Equity	$ 357	$ 532,799	$ 549,364	$ 53,180	$ 93,465	$ 12,389

Investment Shares	26	28,252	37,595	4,458	3,527	6,257
Investments at Cost	$ 267	$ 500,047	$ 592,495	$ 50,284	$ 83,700	$ 19,228

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Oppenheimer Main Street Fund/VA	PIMCO VIT All Asset Portfolio	PIMCO VIT Commodity RealReturn Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Portfolio	PIMCO VIT Global Multi-Asset Portfolio

Assets:
Investments at Net Asset Value	$ 65,355	$ 188,459	$ 155,748	$ 76,335	$ 98,030	$ 10,923
Total Assets	65,355	188,459	155,748	76,335	98,030	10,923

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	65,355	188,459	155,748	76,335	98,030	10,923

Contract Owners' Equity:
Contracts in Accumulation Period	65,296	188,443	155,748	76,335	98,028	10,923
Contracts in Annuity Payment Period	59	16	-	-	2	-
Total Contract Owners' Equity	$ 65,355	$ 188,459	$ 155,748	$ 76,335	$ 98,030	$ 10,923

Investment Shares	3,595	18,034	18,110	6,020	7,707	926
Investments at Cost	$ 64,021	$ 188,351	$ 181,411	$ 73,362	$ 99,752	$ 10,982

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	PIMCO VIT High Yield Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Growth and Income Portfolio	PIMCO VIT Total Return Portfolio	Seligman Global Technology Portfolio	Seligman Small-Cap Value Portfolio

Assets:
Investments at Net Asset Value	$ 193,247	$ 299,229	$ -	$ 779,577	$1,700	$ 61,488
Total Assets	193,247	299,229	-	779,577	1,700	61,488

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	193,247	299,229	-	779,577	1,700	61,488

Contract Owners' Equity:
Contracts in Accumulation Period	193,218	299,151	-	779,395	1,687	61,442
Contracts in Annuity Payment Period	29	78	-	182	13	46
Total Contract Owners' Equity	$ 193,247	$ 299,229	$ -	$ 779,577	$1,700	$ 61,488

Investment Shares	26,545	24,054	-	72,050	95	9,683
Investments at Cost	$ 181,076	$ 297,818	$ -	$ 759,652	$1,589	$ 88,594

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	SP International Growth Portfolio	SP Strategic Partners Focused Growth Portfolio	Templeton Global Asset Allocation Fund	Templeton Foreign Securities Fund	Templeton Global Bond Securities Fund	Templeton Growth Securities Fund

Assets:
Investments at Net Asset Value	$ 10,271	$ 13,247	$ 10,145	$ 223,268	$ 221,537	$ 399,185
Total Assets	10,271	13,247	10,145	223,268	221,537	399,185

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	10,271	13,247	10,145	223,268	221,537	399,185

Contract Owners' Equity:
Contracts in Accumulation Period	10,271	13,247	10,125	222,952	221,377	398,638
Contracts in Annuity Payment Period	-	-	20	316	160	547
Total Contract Owners' Equity	$ 10,271	$ 13,247	$ 10,145	$ 223,268	$ 221,537	$ 399,185

Investment Shares	2,262	2,004	1,085	16,432	12,743	38,215
Investments at Cost	$ 14,129	$ 13,300	$ 15,897	$ 232,513	$ 210,154	$ 464,236

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Van Kampen LIT Capital Growth Portfolio	Van Kampen LIT Enterprise Portfolio	Van Kampen LIT Growth and Income Portfolio	Total All Funds

Assets:
Investments at Net Asset Value	$1,979	$ -	$ 446	$ 15,241,712
Total Assets	1,979	-	446	15,241,712

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-
Total Liabilities	-	-	-	-
Net Assets:	1,979	-	446	15,241,712

Contract Owners' Equity:
Contracts in Accumulation Period	1,975	-	420	15,234,278
Contracts in Annuity Payment Period	4	-	26	7,434
Total Contract Owners' Equity	$1,979	$ -	$ 446	$ 15,241,712

Investment Shares	71	-	27	2,182,645
Investments at Cost	$1,941	$ -	$ 457	$ 15,517,746

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AIM V.I. Capital Appreciation Fund	AIM V.I. Core Equity Fund	AIM V.I. International Growth Fund	Alger American Capital Appreciation Portfolio	Alger American LargeCap Growth Portfolio	Alger American MidCap Growth Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$27	$51	$18	$ -	$21	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	70	49	21	28	47	54
Investment Income (Loss),Net	(43)	2	(3)	(28)	(26)	(54)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(412)	(95)	27	(143)	(287)	(760)
Realized Gains (Losses) on Investments, Net	(412)	(95)	27	(143)	(287)	(760)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,204	758	320	935	1,482	2,075
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	792	663	347	792	1,195	1,315
Net Increase (Decrease) in Net Assets From Operations	$ 749	$ 665	$ 344	$ 764	$1,169	$1,261

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Alger American SmallCap Growth Portfolio	AZL AIM International Equity Fund	AZL Allianz Global Investors Select Fund	AZL Balanced Index Strategy Fund	AZL BlackRock Capital Appreciation Fund	AZL BlackRock Growth Fund
			(B)	(B)		(E)
Investment Income:
Dividends Reinvested in Fund Shares	$ -	$2,755	$17	$ -	$3	$ 316

Expenses:
Mortality and Expense Risk and Administrative Charges	9	3,671	4	533	2,439	2,245
Investment Income (Loss),Net	(9)	(916)	13	(533)	(2,436)	(1,929)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(10)	(20,858)	3	6	(1,532)	(34,413)
Realized Gains (Losses) on Investments, Net	(10)	(20,858)	3	6	(1,532)	(34,413)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	212	64,996	4	1,818	35,219	66,054
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	202	44,138	7	1,824	33,687	31,641
Net Increase (Decrease) in Net Assets From Operations	$ 193	$43,222	$20	$1,291	$31,251	$29,712

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL Columbia Mid Cap Value Fund	AZL Columbia Small Cap Value Fund	AZL Columbia Technology Fund	AZL Davis NY Venture Fund	AZL Dreyfus Equity Growth Fund	AZL Eaton Vance Large Cap Value Fund
			(E)
Investment Income:
Dividends Reinvested in Fund Shares	$ 299	$ 113	$ -	$2,770	$ 677	$7,404

Expenses:
Mortality and Expense Risk and Administrative Charges	758	872	939	7,318	2,728	4,955
Investment Income (Loss),Net	(459)	(759)	(939)	(4,548)	(2,051)	2,449
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(7,040)	(6,705)	(10,712)	(10,713)	(16,131)	(29,654)
Realized Gains (Losses) on Investments, Net	(7,040)	(6,705)	(10,712)	(10,713)	(16,131)	(29,654)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,478	15,653	30,167	109,515	55,482	79,388
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	10,438	8,948	19,455	98,802	39,351	49,734
Net Increase (Decrease) in Net Assets From Operations	$9,979	$8,189	$18,516	$94,254	$37,300	$52,183

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL First Trust Target Double Play Fund	AZL Franklin Small Cap Value Fund	AZL Franklin Templeton Founding Strategy Plus Fund	AZL Fusion Balanced Fund	AZL Fusion Conservative Fund	AZL Fusion Growth Fund
	(E)		(B)		(B)
Investment Income:
Dividends Reinvested in Fund Shares	$2,581	$2,733	$ 240	$8,736	$56	$15,291

Expenses:
Mortality and Expense Risk and Administrative Charges	962	3,316	13	9,036	10	15,027
Investment Income (Loss),Net	1,619	(583)	227	(300)	46	264
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	13,707	-	28,921
Realized Gains (Losses) on Sales of Investments, Net	(39,972)	(17,915)	95	(12,507)	28	(70,109)
Realized Gains (Losses) on Investments, Net	(39,972)	(17,915)	95	1,200	28	(41,188)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	42,756	58,180	942	98,832	(13)	223,241
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,784	40,265	1,037	100,032	15	182,053
Net Increase (Decrease) in Net Assets From Operations	$4,403	$39,682	$1,264	$99,732	$61	$ 182,317

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL Fusion Moderate Fund	AZL International Index Fund	AZL JPMorgan Large Cap Equity Fund	AZL JPMorgan U.S. Equity Fund	AZL MFS Investors Trust Fund	AZL Moderate Index Strategy Fund
		(B)	(E)			(B)
Investment Income:
Dividends Reinvested in Fund Shares	$13,474	$ -	$2,872	$ 261	$45	$1

Expenses:
Mortality and Expense Risk and Administrative Charges	14,511	156	983	1,689	4,501	676
Investment Income (Loss),Net	(1,037)	(156)	1,889	(1,428)	(4,456)	(675)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	17,169	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(25,762)	(1)	(48,168)	(10,445)	(12,703)	101
Realized Gains (Losses) on Investments, Net	(8,593)	(1)	(48,168)	(10,445)	(12,703)	101
Net Change in Unrealized Appreciation
(Depreciation) on Investments	183,098	(131)	59,301	31,486	101,657	3,019
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	174,505	(132)	11,133	21,041	88,954	3,120
Net Increase (Decrease) in Net Assets From Operations	$ 173,468	$(288)	$13,022	$19,613	$84,498	$2,445

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL Money Market Fund	AZL NACM International Fund	AZL OCC Growth Fund	AZL OCC Opportunity Fund	AZL Oppenheimer Global Fund	AZL Oppenheimer International Growth Fund
		(E)	(B)		(E)	(E)
Investment Income:
Dividends Reinvested in Fund Shares	$2,235	$ 948	$1	$ -	$2,659	$3,031

Expenses:
Mortality and Expense Risk and Administrative Charges	20,771	136	2	2,123	1,786	1,927
Investment Income (Loss),Net	(18,536)	812	(1)	(2,123)	873	1,104
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(1)	(2,030)	4	(11,177)	(16,209)	(27,023)
Realized Gains (Losses) on Investments, Net	(1)	(2,030)	4	(11,177)	(16,209)	(27,023)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1	3,029	127	53,690	46,612	62,336
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	-	999	131	42,513	30,403	35,313
Net Increase (Decrease) in Net Assets From Operations	$ (18,536)	$1,811	$ 130	$40,390	$31,276	$36,417

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL PIMCO Fundamental IndexPLUS Total Return Fund	AZL S&P 500 Index Fund	AZL Schroder Emerging Markets Equity Fund CL 1	AZL Schroder Emerging Markets Equity Fund CL 2	AZL Schroder International Small Cap Fund	AZL Small Cap Stock Index Fund
	(E)				(E)
Investment Income:
Dividends Reinvested in Fund Shares	$7,258	$ 917	$ 134	$ 413	$ 639	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	300	4,806	544	4,371	287	2,465
Investment Income (Loss),Net	6,958	(3,889)	(410)	(3,958)	352	(2,465)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1,488	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(3,737)	(13,491)	2,562	(10,898)	(56)	(13,202)
Realized Gains (Losses) on Investments, Net	(2,249)	(13,491)	2,562	(10,898)	(56)	(13,202)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,547	68,876	17,965	118,473	5,936	41,131
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,298	55,385	20,527	107,575	5,880	27,929
Net Increase (Decrease) in Net Assets From Operations	$8,256	$51,496	$20,117	$ 103,617	$6,232	$25,464

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL TargetPLUS Balanced Fund	AZL TargetPLUS Equity Fund	AZL TargetPLUS Growth Fund	AZL TargetPLUS Moderate Fund	AZL Turner Quantitative Small Cap Growth Fund	AZL Van Kampen Equity and Income Fund
	(E)	(E)	(E)	(E)
Investment Income:
Dividends Reinvested in Fund Shares	$2,910	$2,726	$3,005	$2,333	$ -	$4,463

Expenses:
Mortality and Expense Risk and Administrative Charges	1,693	1,030	1,322	1,047	485	4,056
Investment Income (Loss),Net	1,217	1,696	1,683	1,286	(485)	407
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	13,020	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	1,851	(26,046)	(10,929)	(1,093)	(4,499)	(6,858)
Realized Gains (Losses) on Investments, Net	14,871	(26,046)	(10,929)	(1,093)	(4,499)	(6,858)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,023	38,143	25,843	11,882	11,246	48,242
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	19,894	12,097	14,914	10,789	6,747	41,384
Net Increase (Decrease) in Net Assets From Operations	$21,111	$13,793	$16,597	$12,075	$6,262	$41,791

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL Van Kampen Global Real Estate Fund	AZL Van Kampen Growth and Income Fund	AZL Van Kampen International Equity Fund	AZL Van Kampen Mid Cap Growth Fund	BlackRock Global Allocations V.I. Fund	Davis VA Financial Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$ 758	$4,006	$17,203	$ -	$9,421	$ 545

Expenses:
Mortality and Expense Risk and Administrative Charges	1,157	3,304	4,942	5,066	8,530	1,337
Investment Income (Loss),Net	(399)	702	12,261	(5,066)	891	(792)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(14,896)	(14,654)	(14,774)	(25,047)	5,383	(6,519)
Realized Gains (Losses) on Investments, Net	(14,896)	(14,654)	(14,774)	(25,047)	5,383	(6,519)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	34,365	46,347	46,173	132,522	72,101	29,118
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	19,469	31,693	31,399	107,475	77,484	22,599
Net Increase (Decrease) in Net Assets From Operations	$19,070	$32,395	$43,660	$ 102,409	$78,375	$21,807

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Davis VA Real Estate Portfolio	Davis VA Value Portfolio	Franklin Global Communications Securities Fund	Franklin Growth and Income Securities Fund	Franklin High Income Securities Fund	Franklin Income Securities Fund
			(C)
Investment Income:
Dividends Reinvested in Fund Shares	$16	$ 569	$ 342	$10,319	$11,338	$55,082

Expenses:
Mortality and Expense Risk and Administrative Charges	10	1,270	558	3,309	3,221	12,338
Investment Income (Loss),Net	6	(701)	(216)	7,010	8,117	42,744
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(238)	(2,164)	(83,468)	(28,655)	(6,460)	(54,897)
Realized Gains (Losses) on Investments, Net	(238)	(2,164)	(83,468)	(28,655)	(6,460)	(54,897)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	372	19,470	90,295	66,149	52,383	205,950
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	134	17,306	6,827	37,494	45,923	151,053
Net Increase (Decrease) in Net Assets From Operations	$ 140	$16,605	$6,611	$44,504	$54,040	$ 193,797

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Franklin Large Cap Growth Securities Fund	Franklin Money Market Fund	Franklin Real Estate Fund	Franklin Rising Dividends Securities Fund	Franklin Small Cap Value Securities Fund	Franklin Small-Mid Cap Growth Securities Fund
		(C)
Investment Income:
Dividends Reinvested in Fund Shares	$1,936	$11	$12,980	$3,881	$1,078	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	2,395	101	1,936	4,441	1,265	1,946
Investment Income (Loss),Net	(459)	(90)	11,044	(560)	(187)	(1,946)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	2,893	-
Realized Gains (Losses) on Sales of Investments, Net	(8,655)	-	(28,356)	(8,285)	(3,435)	(8,369)
Realized Gains (Losses) on Investments, Net	(8,655)	-	(28,356)	(8,285)	(542)	(8,369)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	40,050	-	33,534	42,243	15,801	48,017
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	31,395	-	5,178	33,958	15,259	39,648
Net Increase (Decrease) in Net Assets From Operations	$30,936	$ (90)	$16,222	$33,398	$15,072	$37,702

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Franklin Templeton VIP Founding Funds Allocation Fund	Franklin U.S. Government Fund	Franklin Zero Coupon Fund 2010	J.P. Morgan International Opportunities Portfolio	J.P. Morgan U.S. Large Cap Core Equity Portfolio	JPMIT International Equity Fund
				(C)	(C)	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$3,918	$17,530	$4,773	$8	$7	$3

Expenses:
Mortality and Expense Risk and Administrative Charges	3,173	8,548	2,157	-	1	2
Investment Income (Loss),Net	745	8,982	2,616	8	6	1
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	8	-	-
Realized Gains (Losses) on Sales of Investments, Net	(8,229)	3,499	198	(77)	(135)	4
Realized Gains (Losses) on Investments, Net	(8,229)	3,499	198	(69)	(135)	4
Net Change in Unrealized Appreciation
(Depreciation) on Investments	45,306	(7,046)	(4,510)	72	122	60
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	37,077	(3,547)	(4,312)	3	(13)	64
Net Increase (Decrease) in Net Assets From Operations	$37,822	$5,435	$ (1,696)	$11	$ (7)	$65

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	JPMorgan Insurance Trust U.S. Equity Portfolio	Mutual Global Discovery Securities Fund	Mutual Shares Securities Fund	OpCap Mid Cap Portfolio	Oppenheimer Global Securities Fund/VA	Oppenheimer High Income Fund/VA
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$ -	$5,884	$9,769	$ 277	$1,933	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	4	9,651	9,600	865	1,675	189
Investment Income (Loss),Net	(4)	(3,767)	169	(588)	258	(189)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	13,387	-	-	1,843	-
Realized Gains (Losses) on Sales of Investments, Net	5	(12,424)	(56,811)	(4,310)	(2,088)	(4,521)
Realized Gains (Losses) on Investments, Net	5	963	(56,811)	(4,310)	(245)	(4,521)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	90	96,084	163,645	18,303	26,902	7,099
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	95	97,047	106,834	13,993	26,657	2,578
Net Increase (Decrease) in Net Assets From Operations	$91	$93,280	$ 107,003	$13,405	$26,915	$2,389

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Oppenheimer Main Street Fund/VA	PIMCO VIT All Asset Portfolio	PIMCO VIT Commodity RealReturn Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Portfolio	PIMCO VIT Global Multi-Asset Portfolio
						(B)
Investment Income:
Dividends Reinvested in Fund Shares	$1,154	$11,601	$7,451	$3,100	$2,576	$52

Expenses:
Mortality and Expense Risk and Administrative Charges	1,172	3,112	2,532	1,124	1,706	18
Investment Income (Loss),Net	(18)	8,489	4,919	1,976	870	34
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	12,504	-	8,325	23
Realized Gains (Losses) on Sales of Investments, Net	(1,828)	(6,202)	(20,955)	(1,306)	(152)	(1)
Realized Gains (Losses) on Investments, Net	(1,828)	(6,202)	(8,451)	(1,306)	8,173	22
Net Change in Unrealized Appreciation
(Depreciation) on Investments	15,597	24,978	43,227	11,255	1,689	(59)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	13,769	18,776	34,776	9,949	9,862	(37)
Net Increase (Decrease) in Net Assets From Operations	$13,751	$27,265	$39,695	$11,925	$10,732	$ (3)

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	PIMCO VIT High Yield Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Growth and Income Portfolio	PIMCO VIT Total Return Portfolio	Seligman Global Technology Portfolio	Seligman Small-Cap Value Portfolio
			(D)
Investment Income:
Dividends Reinvested in Fund Shares	$12,784	$8,049	$ 350	$34,114	$ -	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	3,061	5,444	67	13,434	25	1,069
Investment Income (Loss),Net	9,723	2,605	283	20,680	(25)	(1,069)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	11,359	-	23,273	-	1,332
Realized Gains (Losses) on Sales of Investments, Net	(5,199)	(2,108)	(3,752)	6,973	(61)	(8,353)
Realized Gains (Losses) on Investments, Net	(5,199)	9,251	(3,752)	30,246	(61)	(7,021)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	44,369	25,110	3,488	21,103	758	23,990
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	39,170	34,361	(264)	51,349	697	16,969
Net Increase (Decrease) in Net Assets From Operations	$48,893	$36,966	$19	$72,029	$ 672	$15,900

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	SP International Growth Portfolio	SP Strategic Partners Focused Growth Portfolio	Templeton Global Asset Allocation Fund	Templeton Foreign Securities Fund	Templeton Global Bond Securities Fund	Templeton Growth Securities Fund

Investment Income:
Dividends Reinvested in Fund Shares	$ 119	$ -	$ 879	$7,119	$23,325	$11,531

Expenses:
Mortality and Expense Risk and Administrative Charges	193	243	132	3,309	3,308	6,540
Investment Income (Loss),Net	(74)	(243)	747	3,810	20,017	4,991
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	136	8,275	-	-
Realized Gains (Losses) on Sales of Investments, Net	(1,466)	(573)	(1,584)	(13,274)	1,611	(55,868)
Realized Gains (Losses) on Investments, Net	(1,466)	(573)	(1,448)	(4,999)	1,611	(55,868)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,243	4,832	2,422	59,960	3,911	140,619
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,777	4,259	974	54,961	5,522	84,751
Net Increase (Decrease) in Net Assets From Operations	$2,703	$4,016	$1,721	$58,771	$25,539	$89,742

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Van Kampen LIT Capital Growth Portfolio	Van Kampen LIT Enterprise Portfolio	Van Kampen LIT Growth and Income Portfolio	Total All Funds
		(C)
Investment Income:
Dividends Reinvested in Fund Shares	$ -	$2	$19	$ 392,245

Expenses:
Mortality and Expense Risk and Administrative Charges	29	-	8	266,288
Investment Income (Loss),Net	(29)	2	11	125,957
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	157,663
Realized Gains (Losses) on Sales of Investments, Net	(78)	(81)	(65)	(1,022,319)
Realized Gains (Losses) on Investments, Net	(78)	(81)	(65)	(864,656)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	928	82	135	3,600,884
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	850	1	70	2,736,228
Net Increase (Decrease) in Net Assets From Operations	$ 821	$3	$81	$2,862,185

(A) Period from April 23, 2009 (fund commencement) to December 31, 2009
(B) Period from October 23, 2009 (fund commencement) to December 31, 2009
(C) Period from January 1, 2009 through April 23, 2009 (fund termination)
(D) Period from January 1, 2009 through July 17, 2009 (fund termination)
(E) Period from January 1, 2009 through October 23, 2009 (fund termination

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AIM V.I. Capital Appreciation Fund		AIM V.I. Core Equity Fund		AIM V.I. International Growth Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (43)	$ (113)	$ 2	$12	$(3)	$ (22)
Realized Gains (Losses) on Investments, Net	(412)	(133)	(95)	35	27	151
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,204	(3,548)	758	(1,477)	320	(1,076)
Net Increase (Decrease) in Net Assets
From Operations	749	(3,794)	665	(1,430)	344	(947)

Contract Transactions-All Products
Purchase Payments	5	-	1	-	-	-
Transfers Between Funds	(291)	(280)	(145)	(220)	(100)	(112)
Surrenders and Terminations	(407)	(717)	(286)	(662)	(83)	(212)
Rescissions	-	-	-	-	-	-
Bonus (Recapture)	-	-	-	-	-	-
Contract Maintenance Charge	(5)	(5)	(2)	(3)	(1)	(1)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(698)	(1,002)	(432)	(885)	(184)	(325)
Increase (Decrease) in Net Assets	51	(4,796)	233	(2,315)	160	(1,272)
Net Assets at Beginning of Period	4,594	9,390	2,884	5,199	1,221	2,493
Net Assets at End of Period	$ 4,645	$ 4,594	$ 3,117	$ 2,884	$ 1,381	$ 1,221

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Alger American Capital Appreciation Portfolio		Alger American LargeCap Growth Portfolio		Alger American MidCap Growth Portfolio
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (28)	$ (41)	$ (26)	$ (59)	$ (54)	$ (90)
Realized Gains (Losses) on Investments, Net	(143)	(105)	(287)	(340)	(760)	1,610
Net Change in Unrealized Appreciation
(Depreciation) on Investments	935	(1,478)	1,482	(2,270)	2,075	(6,220)
Net Increase (Decrease) in Net Assets
From Operations	764	(1,624)	1,169	(2,669)	1,261	(4,700)

Contract Transactions-All Products
Purchase Payments	8	-	4	-	1	-
Transfers Between Funds	(169)	(108)	(157)	(237)	(137)	(521)
Surrenders and Terminations	(124)	(397)	(149)	(646)	(402)	(790)
Rescissions	-	-	-	-	-	-
Bonus (Recapture)	-	-	-	-	-	-
Contract Maintenance Charge	(2)	(2)	(2)	(3)	(3)	(3)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(287)	(507)	(304)	(886)	(541)	(1,314)
Increase (Decrease) in Net Assets	477	(2,131)	865	(3,555)	720	(6,014)
Net Assets at Beginning of Period	1,750	3,881	2,797	6,352	2,941	8,955
Net Assets at End of Period	$ 2,227	$ 1,750	$ 3,662	$ 2,797	$ 3,661	$ 2,941

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Alger American SmallCap Growth Portfolio		AZL AIM International Equity Fund	AZL Allianz Global Investors Select Fund
	2009	2008	2009	2008	2009 (B)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(9)	$ (13)	$ (916)	$(3,449)	$13	$-
Realized Gains (Losses) on Investments, Net	(10)	168	(20,858)	5,880	3	-
Net Change in Unrealized Appreciation
(Depreciation) on Investments	212	(630)	64,996	(119,437)	4	-
Net Increase (Decrease) in Net Assets
From Operations	193	(475)	43,222	(117,006)	20	-

Contract Transactions-All Products
Purchase Payments	-	-	12,475	41,399	1,975	-
Transfers Between Funds	(33)	(60)	136,810	(74,617)	803	-
Surrenders and Terminations	(30)	(62)	(9,343)	(15,302)	-	-
Rescissions	-	-	(760)	(2,009)	(9)	-
Bonus (Recapture)	-	-	105	633	41	-
Contract Maintenance Charge	-	-	(68)	(53)	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(63)	(122)	139,219	(49,949)	2,810	-
Increase (Decrease) in Net Assets	130	(597)	182,441	(166,955)	2,830	-
Net Assets at Beginning of Period	479	1,076	133,883	300,838	-	-
Net Assets at End of Period	$609	$479	$316,324	$133,883	$ 2,830	$-

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Balanced Index Strategy Fund	AZL BlackRock Capital Appreciation Fund			AZL BlackRock Growth Fund
	2009 (B)	2008	2009	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (533)	$-	$(2,436)	$(1,048)	$(1,929)	$(2,747)
Realized Gains (Losses) on Investments, Net	6	-	(1,532)	(4,399)	(34,413)	(20,040)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,818	-	35,219	(19,459)	66,054	(76,394)
Net Increase (Decrease) in Net Assets
From Operations	1,291	-	31,251	(24,906)	29,712	(99,181)

Contract Transactions-All Products
Purchase Payments	5,486	-	19,429	17,754	5,665	30,556
Transfers Between Funds	124,058	-	239,918	(7,081)	(160,898)	22,142
Surrenders and Terminations	(1,009)	-	(6,325)	(2,984)	(6,601)	(9,029)
Rescissions	(15)	-	(742)	(370)	(360)	(1,308)
Bonus (Recapture)	15	-	122	175	37	441
Contract Maintenance Charge	(6)	-	(40)	(13)	(53)	(36)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	128,529	-	252,362	7,481	(162,210)	42,766
Increase (Decrease) in Net Assets	129,820	-	283,613	(17,425)	(132,498)	(56,415)
Net Assets at Beginning of Period	-	-	42,814	60,239	132,498	188,913
Net Assets at End of Period	$129,820	$-	$326,427	$42,814	$-	$132,498

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Columbia Mid Cap Value Fund		AZL Columbia Small Cap Value Fund		AZL Columbia Technology Fund
	2009	2008	2009	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (459)	$ (517)	$ (759)	$ (679)	$ (939)	$(1,372)
Realized Gains (Losses) on Investments, Net	(7,040)	(4,546)	(6,705)	(5,725)	(10,712)	(5,708)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,478	(18,633)	15,653	(13,302)	30,167	(40,210)
Net Increase (Decrease) in Net Assets
From Operations	9,979	(23,696)	8,189	(19,706)	18,516	(47,290)

Contract Transactions-All Products
Purchase Payments	7,481	14,409	6,240	8,443	4,395	13,792
Transfers Between Funds	17,353	(3,818)	1,200	(7,495)	(58,690)	(24,865)
Surrenders and Terminations	(1,622)	(1,489)	(2,052)	(3,357)	(2,329)	(4,875)
Rescissions	(352)	(308)	(285)	(180)	(196)	(421)
Bonus (Recapture)	34	153	39	88	36	251
Contract Maintenance Charge	(10)	(7)	(16)	(13)	(19)	(18)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	22,884	8,940	5,126	(2,514)	(56,803)	(16,136)
Increase (Decrease) in Net Assets	32,863	(14,756)	13,315	(22,220)	(38,287)	(63,426)
Net Assets at Beginning of Period	25,031	39,787	34,886	57,106	38,287	101,713
Net Assets at End of Period	$57,894	$25,031	$48,201	$34,886	$-	$38,287

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Davis NY Venture Fund		AZL Dreyfus Equity Growth Fund		AZL Eaton Vance Large Cap Value Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(4,548)	$(3,196)	$(2,051)	$(3,421)	$ 2,449	$235
Realized Gains (Losses) on Investments, Net	(10,713)	(6,163)	(16,131)	(4,266)	(29,654)	(3,069)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	109,515	(126,101)	55,482	(97,602)	79,388	(173,263)
Net Increase (Decrease) in Net Assets
From Operations	94,254	(135,460)	37,300	(105,289)	52,183	(176,097)

Contract Transactions-All Products
Purchase Payments	29,339	57,015	7,404	19,855	9,348	22,188
Transfers Between Funds	(21,949)	34,789	(5,583)	(60,641)	(12,611)	(134,542)
Surrenders and Terminations	(25,390)	(23,057)	(9,813)	(19,106)	(18,490)	(39,002)
Rescissions	(1,317)	(2,194)	(304)	(562)	(402)	(677)
Bonus (Recapture)	116	526	45	182	57	198
Contract Maintenance Charge	(179)	(91)	(64)	(63)	(128)	(132)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(19,380)	66,988	(8,315)	(60,335)	(22,226)	(151,967)
Increase (Decrease) in Net Assets	74,874	(68,472)	28,985	(165,624)	29,957	(328,064)
Net Assets at Beginning of Period	326,971	395,443	121,848	287,472	236,303	564,367
Net Assets at End of Period	$401,845	$326,971	$150,833	$121,848	$266,260	$236,303

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL First Trust Target Double Play Fund		AZL Franklin Small Cap Value Fund	AZL Franklin Templeton Founding Strategy Plus Fund
	2009 (E)	2008	2009	2008	2009 (B)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 1,619	$ (914)	$ (583)	$(1,905)	$227	$-
Realized Gains (Losses) on Investments, Net	(39,972)	(13,708)	(17,915)	(13,802)	95	-
Net Change in Unrealized Appreciation
(Depreciation) on Investments	42,756	(42,470)	58,180	(70,307)	942	-
Net Increase (Decrease) in Net Assets
From Operations	4,403	(57,092)	39,682	(86,014)	1,264	-

Contract Transactions-All Products
Purchase Payments	13,148	42,319	13,359	31,569	49,303	-
Transfers Between Funds	(71,012)	(11,624)	(6,081)	(70,214)	3,662	-
Surrenders and Terminations	(1,589)	(4,466)	(8,635)	(15,138)	(5)	-
Rescissions	(630)	(1,023)	(538)	(1,043)	(29)	-
Bonus (Recapture)	140	354	88	405	39	-
Contract Maintenance Charge	(20)	(17)	(70)	(62)	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(59,963)	25,543	(1,877)	(54,483)	52,970	-
Increase (Decrease) in Net Assets	(55,560)	(31,549)	37,805	(140,497)	54,234	-
Net Assets at Beginning of Period	55,560	87,109	142,496	282,993	-	-
Net Assets at End of Period	$-	$55,560	$180,301	$142,496	$54,234	$-

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Fusion Balanced Fund	AZL Fusion Conservative Fund			AZL Fusion Growth Fund
	2009	2008	2009 (B)	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (300)	$ 1,537	$46	$-	$264	$(5,105)
Realized Gains (Losses) on Investments, Net	1,200	(12,627)	28	-	(41,188)	(15,440)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	98,832	(102,824)	(13)	-	223,241	(412,444)
Net Increase (Decrease) in Net Assets
From Operations	99,732	(113,914)	61	-	182,317	(432,989)

Contract Transactions-All Products
Purchase Payments	149,558	134,234	2,429	-	64,324	231,627
Transfers Between Funds	49,595	(59,126)	3,354	-	(24,243)	(239,071)
Surrenders and Terminations	(23,148)	(30,297)	(4)	-	(32,178)	(48,850)
Rescissions	(5,412)	(3,555)	-	-	(3,620)	(6,634)
Bonus (Recapture)	1,377	1,253	4	-	655	3,249
Contract Maintenance Charge	(116)	(73)	-	-	(323)	(254)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	171,854	42,436	5,783	-	4,615	(59,933)
Increase (Decrease) in Net Assets	271,586	(71,478)	5,844	-	186,932	(492,922)
Net Assets at Beginning of Period	286,477	357,955	-	-	610,094	1,103,016
Net Assets at End of Period	$558,063	$286,477	$ 5,844	$-	$797,026	$610,094

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Fusion Moderate Fund		AZL International Index Fund		AZL JPMorgan Large Cap Equity Fund
	2009	2008	2009 (B)	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(1,037)	$ 2,073	$ (156)	$-	$ 1,889	$(2,141)
Realized Gains (Losses) on Investments, Net	(8,593)	(20,253)	(1)	-	(48,168)	(15,360)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	183,098	(237,537)	(131)	-	59,301	(67,522)
Net Increase (Decrease) in Net Assets
From Operations	173,468	(255,717)	(288)	-	13,022	(85,023)

Contract Transactions-All Products
Purchase Payments	319,528	162,682	453	-	2,746	11,858
Transfers Between Funds	17,223	(247,181)	35,196	-	(69,769)	(34,707)
Surrenders and Terminations	(28,329)	(45,875)	(340)	-	(3,203)	(7,696)
Rescissions	(8,559)	(5,042)	(10)	-	(201)	(435)
Bonus (Recapture)	2,354	1,553	6	-	15	147
Contract Maintenance Charge	(227)	(175)	(2)	-	(28)	(35)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	301,990	(134,038)	35,303	-	(70,440)	(30,868)
Increase (Decrease) in Net Assets	475,458	(389,755)	35,015	-	(57,418)	(115,891)
Net Assets at Beginning of Period	419,531	809,286	-	-	57,418	173,309
Net Assets at End of Period	$894,989	$419,531	$35,015	$-	$-	$57,418

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL JPMorgan U.S. Equity Fund		AZL LMP Large Cap Growth Fund		AZL MFS Investors Trust Fund
	2009	2008	2009	2008 (H)	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(1,428)	$(1,002)	$-	$(1,811)	$(4,456)	$(3,369)
Realized Gains (Losses) on Investments, Net	(10,445)	3,152	-	(34,159)	(12,703)	(15,867)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	31,486	(48,227)	-	(22,671)	101,657	(98,887)
Net Increase (Decrease) in Net Assets
From Operations	19,613	(46,077)	-	(58,641)	84,498	(118,123)

Contract Transactions-All Products
Purchase Payments	4,628	13,176	-	5,044	21,470	48,108
Transfers Between Funds	62,769	(35,289)	-	(83,046)	11,897	47,189
Surrenders and Terminations	(4,444)	(6,241)	-	(10,095)	(13,376)	(11,600)
Rescissions	(205)	(419)	-	(123)	(1,043)	(1,623)
Bonus (Recapture)	37	212	-	64	131	456
Contract Maintenance Charge	(39)	(28)	-	(30)	(86)	(47)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	62,746	(28,589)	-	(88,186)	18,993	82,483
Increase (Decrease) in Net Assets	82,359	(74,666)	-	(146,827)	103,491	(35,640)
Net Assets at Beginning of Period	60,030	134,696	-	146,827	162,427	198,067
Net Assets at End of Period	$142,389	$60,030	$-	$-	$265,918	$162,427

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Moderate Index Strategy Fund		AZL Money Market Fund		AZL NACM International Fund
	2009 (B)	2008	2009	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (675)	$-	$ (18,536)	$ 3,235	$812	$34
Realized Gains (Losses) on Investments, Net	101	-	(1)	-	(2,030)	(1,356)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,019	-	1	(1)	3,029	(2,713)
Net Increase (Decrease) in Net Assets
From Operations	2,445	-	(18,536)	3,234	1,811	(4,035)

Contract Transactions-All Products
Purchase Payments	6,611	-	499,931	453,325	1,089	4,925
Transfers Between Funds	156,331	-	(441,298)	111,641	(9,098)	(161)
Surrenders and Terminations	(1,127)	-	(138,761)	(167,065)	(188)	(363)
Rescissions	(381)	-	(19,060)	(13,417)	(78)	(223)
Bonus (Recapture)	50	-	3,843	5,136	3	41
Contract Maintenance Charge	(12)	-	(273)	(141)	(2)	(1)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	161,472	-	(95,618)	389,479	(8,274)	4,218
Increase (Decrease) in Net Assets	163,917	-	(114,154)	392,713	(6,463)	183
Net Assets at Beginning of Period	-	-	968,860	576,147	6,463	6,280
Net Assets at End of Period	$163,917	$-	$854,706	$968,860	$-	$ 6,463

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL OCC Growth Fund		AZL OCC Opportunity Fund		AZL OCC Value Fund
	2009 (B)	2008	2009	2008	2009	2008 (H)

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(1)	$-	$(2,123)	$(2,332)	$-	$ 3,021
Realized Gains (Losses) on Investments, Net	4	-	(11,177)	(6,986)	-	(238,254)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	127	-	53,690	(62,707)	-	28,734
Net Increase (Decrease) in Net Assets
From Operations	130	-	40,390	(72,025)	-	(206,499)

Contract Transactions-All Products
Purchase Payments	2,822	-	5,009	13,149	-	5,968
Transfers Between Funds	442	-	21,603	(29,872)	-	(206,511)
Surrenders and Terminations	2	-	(5,727)	(8,166)	-	(27,785)
Rescissions	-	-	(187)	(461)	-	(372)
Bonus (Recapture)	3	-	35	164	-	53
Contract Maintenance Charge	-	-	(45)	(35)	-	(91)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	3,269	-	20,688	(25,221)	-	(228,738)
Increase (Decrease) in Net Assets	3,399	-	61,078	(97,246)	-	(435,237)
Net Assets at Beginning of Period	-	-	66,668	163,914	-	435,237
Net Assets at End of Period	$ 3,399	$-	$127,746	$66,668	$-	$-

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Oppenheimer Global Fund		AZL Oppenheimer International Growth Fund		AZL PIMCO Fundamental IndexPLUS Total Return Fund
	2009 (E)	2008	2009 (E)	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$873	$(1,921)	$ 1,104	$(1,658)	$ 6,958	$ (181)
Realized Gains (Losses) on Investments, Net	(16,209)	274	(27,023)	159	(2,249)	(1,307)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	46,612	(79,167)	62,336	(95,153)	3,547	(3,249)
Net Increase (Decrease) in Net Assets
From Operations	31,276	(80,814)	36,417	(96,652)	8,256	(4,737)

Contract Transactions-All Products
Purchase Payments	8,095	20,733	7,654	37,702	3,235	4,523
Transfers Between Funds	(127,675)	(49,384)	(139,889)	(68,680)	(19,843)	2,990
Surrenders and Terminations	(4,171)	(8,784)	(4,758)	(11,255)	(898)	(410)
Rescissions	(587)	(860)	(357)	(1,346)	(80)	(189)
Bonus (Recapture)	62	261	57	641	31	53
Contract Maintenance Charge	(43)	(45)	(39)	(43)	(4)	(2)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(124,319)	(38,079)	(137,332)	(42,981)	(17,559)	6,965
Increase (Decrease) in Net Assets	(93,043)	(118,893)	(100,915)	(139,633)	(9,303)	2,228
Net Assets at Beginning of Period	93,043	211,936	100,915	240,548	9,303	7,075
Net Assets at End of Period	$-	$93,043	$-	$100,915	$-	$ 9,303

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL S&P 500 Index Fund		AZL Schroder Emerging Markets Equity Fund CL 1		AZL Schroder Emerging Markets Equity Fund CL 2
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(3,889)	$(1,494)	$ (410)	$ (50)	$(3,958)	$(2,325)
Realized Gains (Losses) on Investments, Net	(13,491)	(17,243)	2,562	95	(10,898)	8,262
Net Change in Unrealized Appreciation
(Depreciation) on Investments	68,876	(59,104)	17,965	4,592	118,473	(76,510)
Net Increase (Decrease) in Net Assets
From Operations	51,496	(77,841)	20,117	4,637	103,617	(70,573)

Contract Transactions-All Products
Purchase Payments	27,354	37,536	1,185	508	13,742	35,163
Transfers Between Funds	141,275	201,960	(1,885)	27,195	27,060	20,630
Surrenders and Terminations	(15,981)	(5,471)	(5,266)	(569)	(11,024)	(6,927)
Rescissions	(925)	(586)	(5)	-	(628)	(1,281)
Bonus (Recapture)	247	521	-	-	172	513
Contract Maintenance Charge	(101)	(28)	(25)	(2)	(84)	(31)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	151,869	233,932	(5,996)	27,132	29,238	48,067
Increase (Decrease) in Net Assets	203,365	156,091	14,121	31,769	132,855	(22,506)
Net Assets at Beginning of Period	183,421	27,330	32,104	335	146,807	169,313
Net Assets at End of Period	$386,786	$183,421	$46,225	$32,104	$279,662	$146,807

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Schroder International Small Cap Fund	AZL Small Cap Stock Index Fund			AZL TargetPLUS Balanced Fund
	2009 (E)	2008	2009	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$352	$(1)	$(2,465)	$ (297)	$ 1,217	$ (494)
Realized Gains (Losses) on Investments, Net	(56)	(2,966)	(13,202)	(14,361)	14,871	(2,395)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,936	(5,506)	41,131	(46,896)	5,023	(4,898)
Net Increase (Decrease) in Net Assets
From Operations	6,232	(8,473)	25,464	(61,554)	21,111	(7,787)

Contract Transactions-All Products
Purchase Payments	2,804	10,108	11,072	14,384	55,723	45,425
Transfers Between Funds	(20,538)	495	(6,665)	154,950	(120,995)	1,665
Surrenders and Terminations	(422)	(353)	(8,314)	(2,939)	(2,617)	(1,008)
Rescissions	(216)	(260)	(333)	(398)	(1,667)	(1,758)
Bonus (Recapture)	22	133	160	140	623	490
Contract Maintenance Charge	(4)	(2)	(56)	(18)	(12)	(3)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(18,354)	10,121	(4,136)	166,119	(68,945)	44,811
Increase (Decrease) in Net Assets	(12,122)	1,648	21,328	104,565	(47,834)	37,024
Net Assets at Beginning of Period	12,122	10,474	116,150	11,585	47,834	10,810
Net Assets at End of Period	$-	$12,122	$137,478	$116,150	$-	$47,834

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL TargetPLUS Equity Fund		AZL TargetPLUS Growth Fund		AZL TargetPLUS Moderate Fund
	2009 (E)	2008	2009 (E)	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 1,696	$(1,455)	$ 1,683	$(1,174)	$ 1,286	$ (717)
Realized Gains (Losses) on Investments, Net	(26,046)	(11,782)	(10,929)	(6,072)	(1,093)	(3,490)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	38,143	(36,233)	25,843	(25,000)	11,882	(11,331)
Net Increase (Decrease) in Net Assets
From Operations	13,793	(49,470)	16,597	(32,246)	12,075	(15,538)

Contract Transactions-All Products
Purchase Payments	12,850	38,788	13,946	64,227	11,535	51,407
Transfers Between Funds	(80,872)	(13,861)	(92,420)	(3,446)	(72,731)	(2,340)
Surrenders and Terminations	(1,325)	(3,457)	(1,417)	(1,612)	(2,368)	(2,638)
Rescissions	(433)	(1,168)	(658)	(1,760)	(614)	(2,118)
Bonus (Recapture)	256	473	123	904	72	874
Contract Maintenance Charge	(22)	(17)	(22)	(10)	(12)	(4)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(69,546)	20,758	(80,448)	58,303	(64,118)	45,181
Increase (Decrease) in Net Assets	(55,753)	(28,712)	(63,851)	26,057	(52,043)	29,643
Net Assets at Beginning of Period	55,753	84,465	63,851	37,794	52,043	22,400
Net Assets at End of Period	$-	$55,753	$-	$63,851	$-	$52,043

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Turner Quantitative Small Cap Growth Fund		AZL Van Kampen Equity and Income Fund		AZL Van Kampen Global Real Estate Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (485)	$ (531)	$407	$ 1,363	$ (399)	$ (92)
Realized Gains (Losses) on Investments, Net	(4,499)	801	(6,858)	(4,660)	(14,896)	(10,753)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11,246	(15,073)	48,242	(51,339)	34,365	(29,504)
Net Increase (Decrease) in Net Assets
From Operations	6,262	(14,803)	41,791	(54,636)	19,070	(40,349)

Contract Transactions-All Products
Purchase Payments	3,026	5,988	74,239	39,995	6,483	18,476
Transfers Between Funds	981	(5,215)	(5,815)	(79,130)	(302)	(13,786)
Surrenders and Terminations	(952)	(1,328)	(8,743)	(14,190)	(2,511)	(3,435)
Rescissions	(93)	(140)	(1,304)	(1,304)	(303)	(790)
Bonus (Recapture)	22	69	572	347	81	219
Contract Maintenance Charge	(8)	(6)	(54)	(45)	(21)	(17)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	2,976	(632)	58,895	(54,327)	3,427	667
Increase (Decrease) in Net Assets	9,238	(15,435)	100,686	(108,963)	22,497	(39,682)
Net Assets at Beginning of Period	17,898	33,333	133,400	242,363	45,174	84,856
Net Assets at End of Period	$27,136	$17,898	$234,086	$133,400	$67,671	$45,174

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Van Kampen Growth and Income Fund		AZL Van Kampen International Equity Fund		AZL Van Kampen Mid Cap Growth Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$702	$415	$12,261	$76	$(5,066)	$(5,587)
Realized Gains (Losses) on Investments, Net	(14,654)	(881)	(14,774)	11,392	(25,047)	10,859
Net Change in Unrealized Appreciation
(Depreciation) on Investments	46,347	(95,787)	46,173	(123,200)	132,522	(208,600)
Net Increase (Decrease) in Net Assets
From Operations	32,395	(96,253)	43,660	(111,732)	102,409	(203,328)

Contract Transactions-All Products
Purchase Payments	13,077	22,766	17,743	44,269	17,465	53,960
Transfers Between Funds	(11,251)	(67,353)	99,889	(113,849)	13,450	(103,414)
Surrenders and Terminations	(11,541)	(24,891)	(13,359)	(21,493)	(15,092)	(25,194)
Rescissions	(433)	(944)	(870)	(1,440)	(666)	(2,695)
Bonus (Recapture)	96	227	188	396	149	708
Contract Maintenance Charge	(74)	(70)	(98)	(80)	(103)	(89)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,126)	(70,265)	103,493	(92,197)	15,203	(76,724)
Increase (Decrease) in Net Assets	22,269	(166,518)	147,153	(203,929)	117,612	(280,052)
Net Assets at Beginning of Period	156,857	323,375	202,363	406,292	184,718	464,770
Net Assets at End of Period	$179,126	$156,857	$349,516	$202,363	$302,330	$184,718

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	BlackRock Global Allocations V.I. Fund		Davis VA Financial Portfolio		Davis VA Real Estate Portfolio
	2009	2008 (F)	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$891	$ 2,094	$ (792)	$(1,447)	$ 6	$(1)
Realized Gains (Losses) on Investments, Net	5,383	(3,292)	(6,519)	(6,254)	(238)	(45)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	72,101	(7,195)	29,118	(37,060)	372	(613)
Net Increase (Decrease) in Net Assets
From Operations	78,375	(8,393)	21,807	(44,761)	140	(659)

Contract Transactions-All Products
Purchase Payments	286,807	92,699	6,868	13,680	-	-
Transfers Between Funds	117,152	48,237	2,806	(11,239)	(69)	(147)
Surrenders and Terminations	(10,693)	(1,397)	(3,934)	(6,651)	(120)	(115)
Rescissions	(7,745)	(2,222)	(269)	(378)	-	-
Bonus (Recapture)	1,957	634	72	163	-	-
Contract Maintenance Charge	(51)	(5)	(28)	(23)	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	387,427	137,946	5,515	(4,448)	(189)	(262)
Increase (Decrease) in Net Assets	465,802	129,553	27,322	(49,209)	(49)	(921)
Net Assets at Beginning of Period	129,553	-	48,716	97,925	684	1,605
Net Assets at End of Period	$595,355	$129,553	$76,038	$48,716	$635	$684

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Davis VA Value Portfolio		Dreyfus IP Small Cap Stock Index Portfolio		Dreyfus Stock Index Fund
	2009	2008	2009	2008 (G)	2009	2008 (G)

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (701)	$(1,233)	$-	$(1,055)	$-	$(1,433)
Realized Gains (Losses) on Investments, Net	(2,164)	6,839	-	27,562	-	22,557
Net Change in Unrealized Appreciation
(Depreciation) on Investments	19,470	(63,566)	-	(30,559)	-	(65,587)
Net Increase (Decrease) in Net Assets
From Operations	16,605	(57,960)	-	(4,052)	-	(44,463)

Contract Transactions-All Products
Purchase Payments	380	669	-	1,773	-	2,020
Transfers Between Funds	(4,773)	(27,614)	-	(209,849)	-	(265,090)
Surrenders and Terminations	(6,255)	(14,262)	-	(11,313)	-	(21,748)
Rescissions	(28)	(13)	-	(55)	-	(165)
Bonus (Recapture)	2	8	-	12	-	9
Contract Maintenance Charge	(34)	(38)	-	(36)	-	(56)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,708)	(41,250)	-	(219,468)	-	(285,030)
Increase (Decrease) in Net Assets	5,897	(99,210)	-	(223,520)	-	(329,493)
Net Assets at Beginning of Period	67,417	166,627	-	223,520	-	329,493
Net Assets at End of Period	$73,314	$67,417	$-	$-	$-	$-

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Global Communications Securities Fund		Franklin Growth and Income Securities Fund		Franklin High Income Securities Fund
	2009 (C)	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (216)	$(2,844)	$ 7,010	$ 6,091	$ 8,117	$13,227
Realized Gains (Losses) on Investments, Net	(83,468)	(12,227)	(28,655)	(1,893)	(6,460)	(14,788)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	90,295	(96,227)	66,149	(143,342)	52,383	(37,897)
Net Increase (Decrease) in Net Assets
From Operations	6,611	(111,298)	44,504	(139,144)	54,040	(39,458)

Contract Transactions-All Products
Purchase Payments	1,743	15,708	5,310	4,983	23,994	16,349
Transfers Between Funds	(111,377)	(53,937)	(10,729)	(49,397)	41,729	(45,460)
Surrenders and Terminations	(3,847)	(18,154)	(25,337)	(44,664)	(15,119)	(17,652)
Rescissions	(80)	(539)	(12)	(236)	(774)	(676)
Bonus (Recapture)	16	286	(1)	29	209	192
Contract Maintenance Charge	(32)	(100)	(136)	(152)	(70)	(55)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(113,577)	(56,736)	(30,905)	(89,437)	49,969	(47,302)
Increase (Decrease) in Net Assets	(106,966)	(168,034)	13,599	(228,581)	104,009	(86,760)
Net Assets at Beginning of Period	106,966	275,000	210,956	439,537	107,397	194,157
Net Assets at End of Period	$-	$106,966	$224,555	$210,956	$211,406	$107,397

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Income Securities Fund		Franklin Large Cap Growth Securities Fund		Franklin Money Market Fund
	2009	2008	2009	2008	2009 (C)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$42,744	$37,912	$ (459)	$ (831)	$ (90)	$44
Realized Gains (Losses) on Investments, Net	(54,897)	(41,502)	(8,655)	6,246	-	-
Net Change in Unrealized Appreciation
(Depreciation) on Investments	205,950	(332,045)	40,050	(94,568)	-	(44)
Net Increase (Decrease) in Net Assets
From Operations	193,797	(335,635)	30,936	(89,153)	(90)	-

Contract Transactions-All Products
Purchase Payments	51,058	141,658	2,796	3,196	2	5
Transfers Between Funds	(53,806)	(308,052)	(7,793)	(56,958)	(22,539)	(440)
Surrenders and Terminations	(59,548)	(95,961)	(12,336)	(22,506)	(1,372)	(2,527)
Rescissions	(2,344)	(5,198)	(125)	(282)	-	-
Bonus (Recapture)	339	1,072	9	21	-	-
Contract Maintenance Charge	(348)	(311)	(79)	(82)	(5)	(14)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(64,649)	(266,792)	(17,528)	(76,611)	(23,914)	(2,976)
Increase (Decrease) in Net Assets	129,148	(602,427)	13,408	(165,764)	(24,004)	(2,976)
Net Assets at Beginning of Period	633,722	1,236,149	128,233	293,997	24,004	26,980
Net Assets at End of Period	$762,870	$633,722	$141,641	$128,233	$-	$24,004

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Real Estate Fund		Franklin Rising Dividends Securities Fund		Franklin Small Cap Value Securities Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$11,044	$(1,429)	$ (560)	$808	$ (187)	$ (797)
Realized Gains (Losses) on Investments, Net	(28,356)	10,445	(8,285)	2,338	(542)	7,925
Net Change in Unrealized Appreciation
(Depreciation) on Investments	33,534	(117,235)	42,243	(135,242)	15,801	(48,425)
Net Increase (Decrease) in Net Assets
From Operations	16,222	(108,219)	33,398	(132,096)	15,072	(41,297)

Contract Transactions-All Products
Purchase Payments	1,224	2,164	3,520	2,956	641	820
Transfers Between Funds	(5,812)	(63,531)	(13,502)	(105,581)	(4,201)	(32,132)
Surrenders and Terminations	(9,214)	(22,534)	(26,100)	(49,254)	(6,598)	(12,428)
Rescissions	(64)	(85)	(69)	(185)	(39)	(124)
Bonus (Recapture)	10	24	10	8	4	8
Contract Maintenance Charge	(65)	(81)	(143)	(151)	(33)	(37)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(13,921)	(84,043)	(36,284)	(152,207)	(10,226)	(43,893)
Increase (Decrease) in Net Assets	2,301	(192,262)	(2,886)	(284,303)	4,846	(85,190)
Net Assets at Beginning of Period	114,219	306,481	265,219	549,522	64,002	149,192
Net Assets at End of Period	$116,520	$114,219	$262,333	$265,219	$68,848	$64,002

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Small-Mid Cap Growth Securities Fund		Franklin Templeton VIP Founding Funds Allocation Fund		Franklin U.S. Government Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(1,946)	$(3,083)	$745	$ 1,297	$ 8,982	$12,966
Realized Gains (Losses) on Investments, Net	(8,369)	16,146	(8,229)	(5,005)	3,499	(280)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	48,017	(105,047)	45,306	(39,333)	(7,046)	11,376
Net Increase (Decrease) in Net Assets
From Operations	37,702	(91,984)	37,822	(43,041)	5,435	24,062

Contract Transactions-All Products
Purchase Payments	1,616	1,510	26,049	130,046	60,901	43,958
Transfers Between Funds	(7,853)	(29,439)	465	(7,937)	1,652	(5,617)
Surrenders and Terminations	(10,307)	(19,793)	(3,855)	(3,382)	(53,305)	(52,182)
Rescissions	(54)	(72)	(1,629)	(4,280)	(2,726)	(1,898)
Bonus (Recapture)	7	30	104	1,308	488	398
Contract Maintenance Charge	(69)	(73)	(46)	(10)	(168)	(136)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(16,660)	(47,837)	21,088	115,745	6,842	(15,477)
Increase (Decrease) in Net Assets	21,042	(139,821)	58,910	72,704	12,277	8,585
Net Assets at Beginning of Period	102,678	242,499	114,681	41,977	438,305	429,720
Net Assets at End of Period	$123,720	$102,678	$173,591	$114,681	$450,582	$438,305

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Zero Coupon Fund 2010		J.P. Morgan International Opportunities Portfolio		J.P. Morgan U.S. Large Cap Core Equity Portfolio
	2009	2008	2009 (C)	2008	2009 (C)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 2,616	$ 2,691	$ 8	$ 1	$ 6	$(2)
Realized Gains (Losses) on Investments, Net	198	920	(69)	56	(135)	(7)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(4,510)	1,714	72	(233)	122	(182)
Net Increase (Decrease) in Net Assets
From Operations	(1,696)	5,325	11	(176)	(7)	(191)

Contract Transactions-All Products
Purchase Payments	16,211	13,898	-	-	-	-
Transfers Between Funds	(23,439)	19,166	(168)	(100)	(290)	-
Surrenders and Terminations	(10,253)	(12,462)	(22)	(36)	(25)	(83)
Rescissions	(2,131)	(773)	-	-	-	-
Bonus (Recapture)	229	128	-	-	-	-
Contract Maintenance Charge	(34)	(26)	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(19,417)	19,931	(190)	(136)	(315)	(83)
Increase (Decrease) in Net Assets	(21,113)	25,256	(179)	(312)	(322)	(274)
Net Assets at Beginning of Period	116,167	90,911	179	491	322	596
Net Assets at End of Period	$95,054	$116,167	$-	$179	$-	$322

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	JPMIT International Equity Fund		JPMorgan Insurance Trust U.S. Equity Portfolio		Jennison 20/20 Focus Portfolio
	2009 (A)	2008	2009 (A)	2008	2009	2008 (G)

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 1	$-	$(4)	$-	$-	$(1,380)
Realized Gains (Losses) on Investments, Net	4	-	5	-	-	8,220
Net Change in Unrealized Appreciation
(Depreciation) on Investments	60	-	90	-	-	(19,261)
Net Increase (Decrease) in Net Assets
From Operations	65	-	91	-	-	(12,421)

Contract Transactions-All Products
Purchase Payments	-	-	-	-	-	664
Transfers Between Funds	165	-	279	-	-	(92,904)
Surrenders and Terminations	(2)	-	(13)	-	-	(6,388)
Rescissions	-	-	-	-	-	(24)
Bonus (Recapture)	-	-	-	-	-	1
Contract Maintenance Charge	-	-	-	-	-	(18)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	163	-	266	-	-	(98,669)
Increase (Decrease) in Net Assets	228	-	357	-	-	(111,090)
Net Assets at Beginning of Period	-	-	-	-	-	111,090
Net Assets at End of Period	$228	$-	$357	$-	$-	$-

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Mutual Global Discovery Securities Fund		Mutual Shares Securities Fund		OpCap Mid Cap Portfolio
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(3,767)	$ 2,880	$169	$10,292	$ (588)	$ (535)
Realized Gains (Losses) on Investments, Net	963	39,707	(56,811)	(13,770)	(4,310)	(3,218)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	96,084	(280,116)	163,645	(373,104)	18,303	(15,726)
Net Increase (Decrease) in Net Assets
From Operations	93,280	(237,529)	107,003	(376,582)	13,405	(19,479)

Contract Transactions-All Products
Purchase Payments	41,795	91,756	35,669	106,763	8,233	16,520
Transfers Between Funds	(21,658)	(219,054)	(45,678)	(304,737)	3,290	4,316
Surrenders and Terminations	(42,378)	(61,506)	(44,024)	(83,642)	(1,803)	(1,683)
Rescissions	(2,032)	(4,322)	(1,486)	(5,052)	(297)	(654)
Bonus (Recapture)	200	912	209	893	47	189
Contract Maintenance Charge	(220)	(191)	(263)	(253)	(13)	(8)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(24,293)	(192,405)	(55,573)	(286,028)	9,457	18,680
Increase (Decrease) in Net Assets	68,987	(429,934)	51,430	(662,610)	22,862	(799)
Net Assets at Beginning of Period	463,812	893,746	497,934	1,160,544	30,318	31,117
Net Assets at End of Period	$532,799	$463,812	$549,364	$497,934	$53,180	$30,318

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Oppenheimer Global Securities Fund/VA		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Fund/VA
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$258	$ (336)	$ (189)	$ 1,130	$ (18)	$ (297)
Realized Gains (Losses) on Investments, Net	(245)	14,406	(4,521)	(5,542)	(1,828)	8,353
Net Change in Unrealized Appreciation
(Depreciation) on Investments	26,902	(85,443)	7,099	(13,076)	15,597	(54,983)
Net Increase (Decrease) in Net Assets
From Operations	26,915	(71,373)	2,389	(17,488)	13,751	(46,927)

Contract Transactions-All Products
Purchase Payments	414	901	150	105	696	981
Transfers Between Funds	(6,424)	(36,176)	987	(76)	(2,587)	(22,577)
Surrenders and Terminations	(8,941)	(17,209)	(698)	(2,687)	(4,946)	(11,898)
Rescissions	(39)	(62)	(3)	-	(41)	(94)
Bonus (Recapture)	3	10	2	2	3	5
Contract Maintenance Charge	(43)	(44)	(4)	(7)	(36)	(39)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(15,030)	(52,580)	434	(2,663)	(6,911)	(33,622)
Increase (Decrease) in Net Assets	11,885	(123,953)	2,823	(20,151)	6,840	(80,549)
Net Assets at Beginning of Period	81,580	205,533	9,566	29,717	58,515	139,064
Net Assets at End of Period	$93,465	$81,580	$12,389	$ 9,566	$65,355	$58,515

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	PIMCO VIT All Asset Portfolio		PIMCO VIT Commodity RealReturn Strategy Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 8,489	$ 5,933	$ 4,919	$ 4,289	$ 1,976	$ 1,981
Realized Gains (Losses) on Investments, Net	(6,202)	(12,917)	(8,451)	(14,724)	(1,306)	(1,817)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	24,978	(25,021)	43,227	(78,367)	11,255	(8,017)
Net Increase (Decrease) in Net Assets
From Operations	27,265	(32,005)	39,695	(88,802)	11,925	(7,853)

Contract Transactions-All Products
Purchase Payments	46,115	35,539	16,402	54,044	16,251	13,894
Transfers Between Funds	12,078	(55,935)	21,798	20,586	18,609	(14,006)
Surrenders and Terminations	(10,490)	(12,978)	(6,701)	(11,806)	(3,072)	(3,042)
Rescissions	(1,374)	(814)	(752)	(1,954)	(551)	(340)
Bonus (Recapture)	297	547	119	767	145	187
Contract Maintenance Charge	(49)	(39)	(43)	(38)	(16)	(9)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	46,577	(33,680)	30,823	61,599	31,366	(3,316)
Increase (Decrease) in Net Assets	73,842	(65,685)	70,518	(27,203)	43,291	(11,169)
Net Assets at Beginning of Period	114,617	180,302	85,230	112,433	33,044	44,213
Net Assets at End of Period	$188,459	$114,617	$155,748	$85,230	$76,335	$33,044

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	PIMCO VIT Global Bond Portfolio		PIMCO VIT Global Multi-Asset Portfolio		PIMCO VIT High Yield Portfolio
	2009	2008	2009 (B)	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$870	$ 1,279	$34	$-	$ 9,723	$ 7,825
Realized Gains (Losses) on Investments, Net	8,173	(2,413)	22	-	(5,199)	(12,014)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,689	(5,507)	(59)	-	44,369	(30,843)
Net Increase (Decrease) in Net Assets
From Operations	10,732	(6,641)	(3)	-	48,893	(35,032)

Contract Transactions-All Products
Purchase Payments	15,623	28,439	5,834	-	26,212	14,557
Transfers Between Funds	2,444	6,180	5,068	-	30,900	(41,815)
Surrenders and Terminations	(5,909)	(7,253)	(17)	-	(8,691)	(13,770)
Rescissions	(512)	(1,199)	(36)	-	(966)	(557)
Bonus (Recapture)	105	283	77	-	158	160
Contract Maintenance Charge	(25)	(18)	-	-	(49)	(38)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	11,726	26,432	10,926	-	47,564	(41,463)
Increase (Decrease) in Net Assets	22,458	19,791	10,923	-	96,457	(76,495)
Net Assets at Beginning of Period	75,572	55,781	-	-	96,790	173,285
Net Assets at End of Period	$98,030	$75,572	$10,923	$-	$193,247	$96,790

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)
	PIMCO VIT Real Return Portfolio		PIMCO VIT StocksPLUS Growth and Income Portfolio		PIMCO VIT Total Return Portfolio
	2009	2008	2009 (D)	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 2,605	$ 4,453	$283	$679	$20,680	$13,030
Realized Gains (Losses) on Investments, Net	9,251	(8,717)	(3,752)	(46)	30,246	11,058
Net Change in Unrealized Appreciation
(Depreciation) on Investments	25,110	(23,895)	3,488	(7,400)	21,103	(11,347)
Net Increase (Decrease) in Net Assets
From Operations	36,966	(28,159)	19	(6,767)	72,029	12,741

Contract Transactions-All Products
Purchase Payments	40,858	51,311	28	125	137,358	85,638
Transfers Between Funds	32,632	(39,008)	(7,148)	(1,604)	137,934	(50,819)
Surrenders and Terminations	(19,917)	(21,748)	(519)	(2,446)	(55,622)	(59,458)
Rescissions	(2,034)	(1,978)	-	(28)	(4,969)	(2,706)
Bonus (Recapture)	343	686	-	-	874	1,088
Contract Maintenance Charge	(90)	(69)	(3)	(6)	(204)	(138)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	51,792	(10,806)	(7,642)	(3,959)	215,371	(26,395)
Increase (Decrease) in Net Assets	88,758	(38,965)	(7,623)	(10,726)	287,400	(13,654)
Net Assets at Beginning of Period	210,471	249,436	7,623	18,349	492,177	505,831
Net Assets at End of Period	$299,229	$210,471	$-	$ 7,623	$779,577	$492,177

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Seligman Global Technology Portfolio		Seligman Small-Cap Value Portfolio		SP International Growth Portfolio
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (25)	$ (33)	$(1,069)	$(1,684)	$ (74)	$ (119)
Realized Gains (Losses) on Investments, Net	(61)	(23)	(7,021)	23,085	(1,466)	(1,337)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	758	(869)	23,990	(66,014)	4,243	(11,813)
Net Increase (Decrease) in Net Assets
From Operations	672	(925)	15,900	(44,613)	2,703	(13,269)

Contract Transactions-All Products
Purchase Payments	21	-	329	651	57	212
Transfers Between Funds	(59)	(76)	(2,660)	(18,630)	(268)	(6,061)
Surrenders and Terminations	(178)	(161)	(5,507)	(10,661)	(755)	(1,728)
Rescissions	-	-	(21)	(10)	(13)	(76)
Bonus (Recapture)	-	-	4	7	-	1
Contract Maintenance Charge	(1)	(1)	(32)	(34)	(4)	(5)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(217)	(238)	(7,887)	(28,677)	(983)	(7,657)
Increase (Decrease) in Net Assets	455	(1,163)	8,013	(73,290)	1,720	(20,926)
Net Assets at Beginning of Period	1,245	2,408	53,475	126,765	8,551	29,477
Net Assets at End of Period	$ 1,700	$ 1,245	$61,488	$53,475	$10,271	$ 8,551

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	SP Strategic Partners Focused Growth Portfolio		Templeton Global Asset Allocation Fund		Templeton Developing Markets Securities Fund
	2009	2008	2009	2008	2009	2008 (H)

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (243)	$ (378)	$747	$ 1,159	$-	$ 2,394
Realized Gains (Losses) on Investments, Net	(573)	1,110	(1,448)	644	-	(37,124)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,832	(9,406)	2,422	(5,440)	-	(132,011)
Net Increase (Decrease) in Net Assets
From Operations	4,016	(8,674)	1,721	(3,637)	-	(166,741)

Contract Transactions-All Products
Purchase Payments	54	259	641	7	-	2,561
Transfers Between Funds	177	(6,303)	(345)	(360)	-	(159,531)
Surrenders and Terminations	(1,104)	(1,905)	(1,423)	(1,467)	-	(18,240)
Rescissions	(11)	-	-	-	-	(414)
Bonus (Recapture)	1	4	-	-	-	16
Contract Maintenance Charge	(7)	(6)	(4)	(5)	-	(65)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(890)	(7,951)	(1,131)	(1,825)	-	(175,673)
Increase (Decrease) in Net Assets	3,126	(16,625)	590	(5,462)	-	(342,414)
Net Assets at Beginning of Period	10,121	26,746	9,555	15,017	-	342,414
Net Assets at End of Period	$13,247	$10,121	$10,145	$ 9,555	$-	$-

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Templeton Foreign Securities Fund		Templeton Global Bond Securities Fund		Templeton Growth Securities Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 3,810	$ 2,887	$20,017	$ 2,533	$ 4,991	$ 1,055
Realized Gains (Losses) on Investments, Net	(4,999)	32,025	1,611	575	(55,868)	(14,210)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	59,960	(195,626)	3,911	89	140,619	(312,302)
Net Increase (Decrease) in Net Assets
From Operations	58,771	(160,714)	25,539	3,197	89,742	(325,457)

Contract Transactions-All Products
Purchase Payments	2,627	2,627	40,274	43,547	20,983	78,480
Transfers Between Funds	(11,645)	(55,926)	44,986	5,248	(31,626)	(210,750)
Surrenders and Terminations	(18,836)	(37,006)	(12,425)	(10,417)	(30,277)	(58,374)
Rescissions	(122)	(88)	(1,831)	(1,256)	(944)	(3,117)
Bonus (Recapture)	7	34	284	389	68	668
Contract Maintenance Charge	(119)	(128)	(51)	(30)	(212)	(213)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(28,088)	(90,487)	71,237	37,481	(42,008)	(193,306)
Increase (Decrease) in Net Assets	30,683	(251,201)	96,776	40,678	47,734	(518,763)
Net Assets at Beginning of Period	192,585	443,786	124,761	84,083	351,451	870,214
Net Assets at End of Period	$223,268	$192,585	$221,537	$124,761	$399,185	$351,451

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Van Kampen LIT Capital Growth Portfolio		Van Kampen LIT Enterprise Portfolio		Van Kampen LIT Growth and Income Portfolio
	2009	2008	2009 (C)	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (29)	$ (41)	$ 2	$(1)	$11	$ 4
Realized Gains (Losses) on Investments, Net	(78)	(15)	(81)	(12)	(65)	29
Net Change in Unrealized Appreciation
(Depreciation) on Investments	928	(1,595)	82	(57)	135	(353)
Net Increase (Decrease) in Net Assets
From Operations	821	(1,651)	3	(70)	81	(320)

Contract Transactions-All Products
Purchase Payments	-	4	-	42	-	30
Transfers Between Funds	(72)	(356)	(69)	(10)	(157)	(10)
Surrenders and Terminations	(192)	(590)	(33)	(12)	(110)	(43)
Rescissions	-	-	-	-	-	-
Bonus (Recapture)	-	-	-	-	-	-
Contract Maintenance Charge	(2)	(2)	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(266)	(944)	(102)	20	(267)	(23)
Increase (Decrease) in Net Assets	555	(2,595)	(99)	(50)	(186)	(343)
Net Assets at Beginning of Period	1,424	4,019	99	149	632	975
Net Assets at End of Period	$ 1,979	$ 1,424	$-	$99	$446	$632

See accompanying notes to financial statements (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Total All Funds
	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$125,957	$80,653
Realized Gains (Losses) on Investments, Net	$ (864,656)	$ (448,324)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	$ 3,600,884	$(5,911,447)
Net Increase (Decrease) in Net Assets
From Operations	2,862,185	$(6,279,118)

Contract Transactions-All Products
Purchase Payments	$ 2,512,636	$ 3,047,102
Transfers Between Funds	$ (339,872)	$(3,731,722)
Surrenders and Terminations	$ (999,089)	$(1,528,500)
Rescissions	$ (90,990)	$ (103,362)
Bonus (Recapture)	$18,761	$33,882
Contract Maintenance Charge	$(5,454)	$(4,734)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1,095,992	(2,287,334)
Increase (Decrease) in Net Assets	3,958,177	(8,566,452)
Net Assets at Beginning of Period	11,283,535	$19,849,987
Net Assets at End of Period	$15,241,712	$11,283,535

(A) Period from April 23, 2009 (fund commencement) to December 31, 2009
(B) Period from October 23, 2009 (fund commencement) to December 31, 2009
(C) Period from January 1, 2009 through April 23, 2009 (fund termination)
(D) Period from January 1, 2009 through July 17, 2009 (fund termination)
(E) Period from January 1, 2009 through October 23, 2009 (fund termination)
(F) Period from May 1, 2008 (fund commencement) to December 31, 2008
(G) Period from January 1, 2008 through September 20, 2008 (fund termination)
(H) Period from January 1, 2008 through November 21, 2008 (fund termination)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

1.	ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended).The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989.Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life.The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select funds of AIM Variable Insurance Funds, Inc.; The Alger American Fund; Allianz Investment Management, LLC; BlackRock Advisors, Inc.; Davis Variable Account Fund, Inc.; Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds); J.P. Morgan Series Trust II; OpCap Advisors, LLC; Oppenheimer Variable Account Funds; Pacific Investment Management Company; Prudential Investments Fund Management, LLC; Seligman Portfolios, Inc., LLC; and Van Kampen Life Investment Trust in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products, which comprise the Variable Account. The investment adviser and specialist manager for each fund are listed in the following table:

Fund	Investment Adviser	Specialist Manager/Adviser
AIM V.I. Capital Appreciation Fund	Invesco Advisors, Inc.	N/A
AIM V.I. Core Equity Fund	Invesco Advisors, Inc.	N/A
AIM V.I. International Growth Fund	Invesco Advisors, Inc.	N/A
Alger American Capital Appreciation Portfolio	Fred Alger Management, Inc.	N/A
Alger American LargeCap Growth Portfolio	Fred Alger Management, Inc.	N/A
Alger American MidCap Growth Portfolio	Fred Alger Management, Inc.	N/A
Alger American SmallCap Growth Portfolio	Fred Alger Management, Inc.	N/A
AZL AIM International Equity Fund * †	Allianz Investment Management LLC	Invesco Advisors, Inc.
AZL Allianz Global Investors Select Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL Balanced Index Strategy Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL BlackRock Capital Appreciation Fund * †	Allianz Investment Management LLC	BlackRock Capital Management, Inc.
AZL Columbia Mid Cap Value Fund * †	Allianz Investment Management LLC	Columbia Management Advisors, LLC
AZL Columbia Small Cap Value Fund * †	Allianz Investment Management LLC	Columbia Management Advisors, LLC
AZL Davis NY Venture Fund * †	Allianz Investment Management LLC	Davis Selected Advisers, L.P.
AZL Dreyfus Equity Growth Fund * †	Allianz Investment Management LLC	Dreyfus Corporation
AZL Eaton Vance Large Cap Value Fund * †	Allianz Investment Management LLC	Eaton Vance Management
AZL Franklin Small Cap Value Fund * †	Allianz Investment Management LLC	Franklin Advisory Services, LLC
AZL Franklin Templeton Founding Strategy Plus Fund * †	Allianz Investment Management LLC	Franklin Mutual Advisors, LLC
AZL Fusion Balanced Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL Fusion Conservative Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL Fusion Growth Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL Fusion Moderate Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL International Index Fund * †	Allianz Investment Management LLC	BlackRock Investment Management, LLC
AZL JPMorgan U.S. Equity Fund * †	Allianz Investment Management LLC	J.P. Morgan Investment Management Inc.
AZL MFS Investors Trust Fund * †	Allianz Investment Management LLC	Massachusetts Financial Services Company
AZL Moderate Index Strategy Fund * †	Allianz Investment Management LLC	Allianz Investment Management, LLC
AZL Money Market Fund * †	Allianz Investment Management LLC	BlackRock Institutional Management Corporation
AZL OCC Growth Fund * †	Allianz Investment Management LLC	Oppenheimer Capital, LLC
AZL OCC Opportunity Fund * †	Allianz Investment Management LLC	Oppenheimer Capital, LLC
AZL S&P 500 Index Fund * †	Allianz Investment Management LLC	BlackRock Investment Management, LLC
AZL Schroder Emerging Markets Equity Fund CL 1 * †	Allianz Investment Management LLC	Schroder Investment Management NA Inc.
AZL Schroder Emerging Markets Equity Fund CL 2 * †	Allianz Investment Management LLC	Schroder Investment Management NA Inc.
AZL Small Cap Stock Index Fund * †	Allianz Investment Management LLC	BlackRock Investment Management, LLC
AZL Turner Quantitative Small Cap Growth Fund * †	Allianz Investment Management LLC	Turner Investment Partners, Inc.
AZL Van Kampen Equity and Income Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management
AZL Van Kampen Global Real Estate Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Portfolio	Investment Adviser	Specialist Manager/Adviser
AZL Van Kampen Growth and Income Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management
AZL Van Kampen International Equity Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management
AZL Van Kampen Mid Cap Growth Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management
BlackRock Global Allocations V.I. Fund *	BlackRock Advisors, LLC	N/A
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.	N/A
Davis VA Real Estate Portfolio	Davis Selected Advisers, L.P.	N/A
Davis VA Value Portfolio	Davis Selected Advisers, L.P.	N/A
Franklin Growth and Income Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin High Income Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin Income Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin Large Cap Growth Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin Real Estate Fund *	Franklin Templeton Institutional, LLC	N/A
Franklin Rising Dividends Securities Fund *	Franklin Advisory Services, LLC	N/A
Franklin Small Cap Value Securities Fund *	Franklin Advisory Services, LLC	N/A
Franklin Small-Mid Cap Growth Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin Templeton VIP Founding Funds Allocation Fund *	Franklin Templeton Services, LLC	N/A
Franklin U.S. Government Fund *	Franklin Advisers, Inc.	N/A
Franklin Zero Coupon Fund 2010	Franklin Advisers, Inc.	N/A
JPMIT International Equity Fund	J.P. Morgan Asset Management	N/A
JPMorgan Insurance Trust U.S. Equity Portfolio	J.P. Morgan Asset Management	N/A
Mutual Global Discovery Securities Fund *	Franklin Mutual Advisers, LLC	N/A
Mutual Shares Securities Fund *	Franklin Mutual Advisers, LLC	N/A
OpCap Mid Cap Portfolio †	Allianz Global Investors Fund Management LLC	N/A
Oppenheimer Global Securities Fund/VA	OppenheimerFunds, Inc.	N/A
Oppenheimer High Income Fund/VA	OppenheimerFunds, Inc.	N/A
Oppenheimer Main Street Fund/VA	OppenheimerFunds, Inc.	N/A
PIMCO VIT All Asset Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Global Bond Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Global Multi-Asset Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company LLC	N/A
Seligman Global Technology Portfolio	J & W Seligman & Co., Inc.	N/A
Seligman Small-Cap Value Portfolio	J & W Seligman & Co., Inc.	N/A
SP International Growth Portfolio	Prudential Investments, LLC	N/A
SP Strategic Partners Focused Growth Portfolio	Prudential Investments, LLC	N/A
Templeton Global Asset Allocation Fund *	Templeton Investment Counsel, LLC	N/A
Templeton Foreign Securities Fund *	Templeton Investment Counsel, LLC	N/A
Templeton Global Bond Securities Fund *	Franklin Advisers, Inc.	N/A
Templeton Growth Securities Fund *	Templeton Global Advisors Limited	N/A
Van Kampen LIT Capital Growth Portfolio	Van Kampen Asset Management, Inc.	N/A
Van Kampen LIT Growth and Income Portfolio	Van Kampen Asset Management, Inc.	N/A

*Fund contains class 2 shares, which assess 12b-1 fees.
 † The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

In June 2009, the FASB issued the FASB Accounting Standards Codification (Codification or ASC). The Codification became the single source of authoritative nongovernmental GAAP, superseding existing FASB, American Institute of Certified Public Accountants (AICPA), Emerging Issues Task Force (EITF), and related literature. The Codification eliminates the previous GAAP hierarchy and establishes one level of authoritative GAAP. All other literature is considered non-authoritative. The guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Variable Account adopted the Codification as of December 31, 2009. There was no financial impact on the Financial Statements. References to superseded GAAP guidance have been revised within disclosures to be consistent with Codification.

In May 2009 the FASB issued guidance on subsequent events accounting and disclosure (ASC 855). Under this guidance, the effects of events that occur subsequent to the balance sheet date should be evaluated through the date the financial statements are either issued or available to be issued. Subsequent events that provide additional evidence about conditions that existed at the balance sheet date should be recognized in an entity’s financial statements. Subsequent events that provide evidence about conditions that arose after the balance sheet date should be disclosed, but not recognized in an entity’s financial statements. The guidance is effective for interim and annual periods ending after June 15, 2009. The Variable Account adopted this guidance for the annual period ending December 31, 2009. There was no impact on the Financial Statements.

 Investments

Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern market close.

The Fair Value Measurements and Disclosures topic of the FASB ASC (ASC 820) establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 – Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)Quoted prices for similar assets or liabilities in active markets.

(b)Quoted prices for identical or similar assets or liabilities in markets that are not active.

(c)Inputs other than quoted prices that are observable.

(d)Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2009, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1.The characterization of the underlying securities held by the funds in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Three Fixed Account investment options are available to deferred annuity contract owners.A Flexible Fixed Option is available to Allianz Valuemark II and III, Allianz Valuemark IV, Allianz Rewards, and Allianz Alterity deferred annuity contract owners. Fixed Period Accounts are available to Allianz High Five and Allianz High Five Bonus contract owners. A Dollar Cost Averaging Option is available to Allianz Valuemark II and III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, Allianz High Five, Allianz High Five Bonus, and Allianz Vision deferred annuity contract owners.These accounts are comprised of equity and fixed income investments, which are part of the general assets of Allianz Life.The liabilities of the Fixed Accounts, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life and are not included in the Variable Account.

Certain of the sub-accounts invest in Investment Options that invest in various forms of fixed income securities, including mortgage backed securities. These types of securities may present a variety of potential risks, including credit risk, extension and prepayment risk, and interest rate risk. Recently, certain types of mortgage backed securities, such as structured investment vehicles (SIVs), subprime mortgage backed bonds, and commercial paper backed by mortgage backed securities have experienced losses as a result of defaults on underlying mortgages and a lack of liquidity. These securities have also been subject to price declines resulting from lack of a trading market for the securities. As a result of the lack of liquidity, it is possible that certain securities may become more difficult to value. It is possible that these types of securities may continue to experience price declines as a result of defaults and lack of liquidity.

Available investment options, including the date the investment option became available for each product, as of December 31, 2009 are listed in the following table:
Fund	Allianz Alterity	Allianz Connections	Allianz High Five	Allianz High Five Bonus	Allianz High Five L	Allianz Rewards	Allianz Valuemark II and III	Allianz Valuemark IV	Allianz Vision
AZL AIM International Equity Fund	5/1/2002	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/1/2002	5/1/2002	5/1/2002	5/1/2007
AZL Allianz Global Investors Select Fund	10/22/2009	10/22/2009	N/A	N/A	N/A	10/22/2009	N/A	N/A	10/22/2009
AZL Balanced Index Strategy Fund	10/23/2009	10/23/2009	10/23/2009	N/A	10/23/2009	10/23/2009	10/23/2009	10/23/2009	10/23/2009
AZL BlackRock Capital Appreciation Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Columbia Mid Cap Value Fund	5/1/2006	11/12/2007	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2007
AZL Columbia Small Cap Value Fund	5/3/2004	11/12/2007	5/3/2004	5/3/2004	5/2/2005	5/3/2004	5/3/2004	5/3/2004	5/1/2007
AZL Davis NY Venture Fund	11/6/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	11/5/2001	11/5/2001	5/1/2007
AZL Dreyfus Equity Growth Fund	11/6/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	11/5/2001	11/5/2001	5/1/2007
AZL Eaton Vance Large Cap Value Fund	5/1/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/1/2001	5/1/2001	5/1/2001	5/1/2007
AZL Franklin Small Cap Value Fund	5/1/2003	11/12/2007	5/1/2003	5/3/2004	5/2/2005	5/1/2003	5/1/2003	5/1/2003	5/1/2007
AZL Franklin Templeton Founding Strategy Plus Fund	10/22/2009	10/22/2009	N/A	N/A	N/A	10/22/2009	N/A	N/A	10/22/2009
AZL Fusion Balanced Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Fusion Conservative Fund	10/23/2009	10/23/2009	N/A	N/A	N/A	10/23/2009	N/A	N/A	10/23/2009
AZL Fusion Growth Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Fusion Moderate Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL International Index Fund	10/23/2009	10/23/2009	10/23/2009	N/A	10/23/2009	10/23/2009	10/23/2009	10/23/2009	10/23/2009
AZL JPMorgan U.S. Equity Fund	11/6/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	11/5/2001	11/5/2001	5/1/2007
AZL MFS Investors Trust Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Moderate Index Strategy Fund	10/23/2009	10/23/2009	10/23/2009	N/A	10/23/2009	10/23/2009	10/23/2009	10/23/2009	10/23/2009
AZL Money Market Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2001	11/5/2001	11/5/2001	5/1/2007
AZL OCC Growth Fund	10/23/2009	10/23/2009	N/A	N/A	N/A	10/23/2009	N/A	N/A	10/23/2009

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Fund	Allianz Alterity	Allianz Connections	Allianz High Five	Allianz High Five Bonus	Allianz High Five L	Allianz Rewards	Allianz Valuemark II and III	Allianz Valuemark IV	Allianz Vision
AZL OCC Opportunity Fund	5/1/2002	11/12/2007	5/1/2002	5/1/2004	5/2/2005	5/1/2002	5/1/2002	5/1/2002	5/1/2007
AZL S&P 500 Index Fund	5/1/2007	11/12/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007
AZL Schroder Emerging Markets Equity Fund CL 2	5/1/2006	11/12/2007	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2007
AZL Small Cap Stock Index Fund	5/1/2007	11/12/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007
AZL Turner Quantitative Small Cap Growth Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Van Kampen Equity and Income Fund	5/3/2004	11/12/2007	5/3/2004	5/3/2004	5/2/2005	5/3/2004	5/3/2004	5/3/2004	5/1/2007
AZL Van Kampen Global Real Estate Fund	5/1/2006	11/12/2007	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2007
AZL Van Kampen Growth and Income Fund	5/1/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/1/2001	5/1/2001	5/1/2001	5/1/2007
AZL Van Kampen International Equity Fund	5/1/2003	11/12/2007	5/1/2003	5/3/2004	5/2/2005	5/1/2003	5/1/2003	5/1/2003	5/1/2007
AZL Van Kampen Mid Cap Growth Fund	5/1/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/1/2001	5/1/2001	5/1/2001	5/1/2007
BlackRock Global Allocations V.I. Fund	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008
Franklin High Income Securities Fund	11/5/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	1/24/1989	2/3/1997	5/1/2007
Franklin Income Securities Fund	11/5/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	1/24/1989	2/3/1997	5/1/2007
Franklin Templeton VIP Founding Funds Allocation Fund	9/25/2007	11/12/2007	9/25/2007	9/25/2007	9/25/2007	9/25/2007	9/25/2007	9/25/2007	5/1/2007
Franklin U.S. Government Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	3/14/1989	2/3/1997	5/1/2007
Franklin Zero Coupon Fund 2010	11/5/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	3/14/1989	2/3/1997	5/1/2007
Mutual Global Discovery Securities Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	11/8/1996	2/3/1997	5/1/2007
Mutual Shares Securities Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	11/8/1996	2/3/1997	5/1/2007
OpCap Mid Cap Portfolio	5/1/2006	11/12/2007	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2007
PIMCO VIT All Asset Portfolio	5/3/2004	11/12/2007	5/3/2004	5/3/2004	5/2/2005	5/3/2004	5/3/2004	5/3/2004	5/1/2007
PIMCO VIT CommodityRealReturn Strategy Portfolio	5/2/2005	11/12/2007	5/2/2005	5/2/2006	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
PIMCO VIT Emerging Markets Bond Portfolio	5/2/2005	11/12/2007	5/2/2005	5/2/2006	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
PIMCO VIT Global Bond Portfolio	5/2/2005	11/12/2007	5/2/2005	5/2/2006	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
PIMCO VIT Global Multi-Asset Portfolio	10/23/2009	10/23/2009	N/A	N/A	N/A	10/23/2009	N/A	N/A	10/23/2009
PIMCO VIT High Yield Portfolio	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	11/5/2001	11/5/2001	5/1/2007
PIMCO VIT Real Return Portfolio	5/1/2003	11/12/2007	5/1/2003	5/3/2004	5/2/2005	5/1/2003	5/1/2003	5/1/2003	5/1/2007
PIMCO VIT Total Return Portfolio	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	11/5/2001	11/5/2001	5/1/2007

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Fund	Allianz Alterity	Allianz Connections	Allianz High Five	Allianz High Five Bonus	Allianz High Five L	Allianz Rewards	Allianz Valuemark II and III	Allianz Valuemark IV	Allianz Vision
Templeton Global Bond Securities Fund	11/5/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	1/27/1992	2/3/1997	5/1/2007
Templeton Growth Securities Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	3/15/1994	2/3/1997	5/1/2007

During the years ended December 31, 2009 and 2008, several funds changed their name as summarized with the effective date of the change, in the following table:

Current Fund Name	Prior Fund Name	Effective Date
Alger American Capital Appreciation Portfolio	Alger American Leveraged AllCap Portfolio	May 1, 2008
Alger American LargeCap Growth Portfolio	Alger American Growth Portfolio	May 1, 2008
Alger American SmallCap Growth Portfolio	Alger American Small Capitalization Portfolio	May 1, 2008
Van Kampen LIT Capital Growth Portfolio	Van Kampen LIT Strategic Growth Portfolio	May 1, 2008
AZL Columbia Small Cap Value Fund	AZL Dreyfus Premier Small Cap Value Fund	September 20, 2008
AZL BlackRock Capital Appreciation fund	AZL Jennison Growth fund	November 21, 2008
AZL Columbia Mid Cap Value Fund	AZL Neuberger Regency Fund	November 21, 2008
AZL JPMorgan U.S. Equity fund	AZL Oppenheimer Main Street Fund	January 26, 2009
AZL JPMorgan Large Cap Equity Fund	AZL Legg Mason Value Fund	January 26, 2009
AZL BlackRock Growth Fund	AZL Legg Mason Growth Fund	January 26, 2009
Templeton Global Bond Securities Fund	Templeton Global Income Securities Fund	April 23, 2009
AZL Dreyfus Equity Growth Fund	AZL Dreyfus Founders Equity Growth Fund	April 23, 2009
Mutual Global Discovery Securities Fund	Mutual Discovery Securities Fund	April 23, 2009
AZL Eaton Vance Large Cap Value Fund	AZL Van Kampen Comstock Fund	October 23, 2009
AZL Van Kampen International Equity Fund	AZL Van Kampen Global Franchise Fund	October 23, 2009
AZL MFS Investors Trust Fund	AZL Jennison 20/20 Focus Fund	October 23, 2009

During the years ended December 31, 2009 and 2008, the following funds were closed to new money:

Fund	Date Closed
Davis VA Financial Portfolio	October 23, 2009

During the years ended December 31, 2009 and 2008, the following funds were added as available options:

Fund	Date Opened
BlackRock Global Allocations V.I. Fund	May 1, 2008
JPMIT International Equity Fund	April 23, 2009
JPMorgan Insurance Trust U.S. Equity Portfolio	April 23, 2009
AZL Allianz Global Investors Select Fund	October 23, 2009
AZL Balanced Index Strategy Fund	October 23, 2009
AZL Franklin Templeton Founding Strategy Plus Fund	October 23, 2009
AZL Fusion Conservative Fund	October 23, 2009
AZL International Index Fund	October 23, 2009
AZL Moderate Index Strategy Fund	October 23, 2009
AZL OCC Growth Fund	October 23, 2009
PIMCO VIT Global Multi-Asset Portfolio	October 23, 2009

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

During the years ended December 31, 2009 and 2008, several funds were merged or replaced. The fund names and effective date of the mergers or replacements are summarized in the following table:
Closed Fund	Receiving Fund	Date Merged
Jennison 20/20 Focus Portfolio	AZL Jennison 20/20 Fucus Fund	September 20, 2008
Dreyfus Stock Index Fund	AZL S&P 500 Index Fund	September 20, 2008
Dreyfus IP Small Cap Stock Index Portfolio	AZL Small Cap Stock Index Fund	September 20, 2008
AZL LMP Large Cap Growth Fund	AZL Legg Mason Growth Fund	November 21, 2008
AZL OCC Value Fund	AZL Davis NY Venture Fund	November 21, 2008
Templeton Developing Markets Securities Fund	AZL Schroder Emerging Markets Equity Fund CL 1	November 21, 2008
Templeton Developing Markets Securities Fund	AZL Schroder Emerging Markets Equity Fund CL 2	November 21, 2008
Franklin Money Market Fund	AZL Money Market Fund	April 23, 2009
Franklin Global Communications Securities Fund	AZL Money Market Fund	April 23, 2009
Van Kampen LIT Enterprise Portfolio	AZL Money Market Fund	April 23, 2009
J.P. Morgan International Opportunities Portfolio	JPMIT International Equity Fund	April 23, 2009
J.P. Morgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	April 23, 2009
PIMCO VIT StocksPLUS Growth and Income Portfolio	AZL Money Market Fund	July 17, 2009
AZL BlackRock Growth Fund	AZL BlackRock Capital Appreciation Fund	October 23, 2009
AZL Columbia Technology Fund	AZL BlackRock Capital Appreciation Fund	October 23, 2009
AZL First Trust Target Double Play Fund	AZL S&P 500 Index Fund	October 23, 2009
AZL JPMorgan Large Cap Equity Fund	AZL JPMorgan U.S. Equity fund	October 23, 2009
AZL NACM International Fund	AZL International Index Fund	October 23, 2009
AZL Oppenheimer Global Fund	AZL Van Kampen Global Franchise Fund	October 23, 2009
AZL Oppenheimer International Growth Fund	AZL AIM International Equity Fund	October 23, 2009
AZL PIMCO Fundamental IndexPLUS Total Return Fund	AZL S&P 500 Index Fund	October 23, 2009
AZL Schroder International Small Cap Fund	AZL International Index Fund	October 23, 2009
AZL TargetPLUS Balanced Fund	AZL Balanced Index Strategy Fund	October 23, 2009
AZL TargetPLUS Equity Fund	AZL S&P 500 Index Fund	October 23, 2009
AZL TargetPLUS Growth Fund	AZL Moderate Index Strategy Fund	October 23, 2009
AZL TargetPLUS Moderate Fund	AZL Moderate Index Strategy Fund	October 23, 2009

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%.Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated.If additional reserves are required, Allianz Life reimburses the account.

Premium Bonus

A premium bonus is awarded to the contract owner of the Allianz Rewards, Allianz High Five Bonus and Allianz Vision Bonus products at the time of deposit.The bonus paid is based on the following schedule:

	Allianz Rewards	Allianz High Five Bonus	Allianz Vision Bonus

Net Deposit	Bonus Paid	Bonus Paid	Bonus Paid
$0 to $14,999	0%	0%	6%
$15,000 to $24,999	4%	3%	6%
$25,000 to $99,000	5%	4%	6%
$100,000 to $999,999	6%	5%	6%
$1,000,000 to $4,999,999	7%	6%	6%
$5,000,000 or more	8%	7%	6%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The bonus is vested over three years; therefore, if the contract owner surrenders the policy before the full vesting period, a portion of the bonus can be recaptured by Allianz Life.The accumulated gain/loss on the bonus is 100% vested as it is earned.The vesting rates are presented in the following schedule:

	Allianz Rewards	Allianz High Five Bonus	Allianz Vision Bonus

Months Following Deposit	Amount Vested	Amount Vested	Amount Vested
0 to 12	0%	0%	0%
13 to 24	35%	35%	35%
25 to 36	70%	70%	70%
37+	100%	100%	100%

Expenses

The Mortality and Expense Risk (M&E) charge and administrative charge for Allianz Alterity can be summarized as follows:

The currently offered Allianz Alterity Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select either the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or (b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner’s age and the lesser of total purchase payments or contract value. The currently offered Allianz Alterity Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

EXPENSES

There are also two older versions of the Allianz Alterity Contract that are no longer offered for sale. The May 2003 Contract was replaced by the currently offered Contract in May 2007. The May 2003 Contracts offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or the Enhanced PRIME Benefit (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%). Both PRIME Benefits included a GMIB and a GPWB. The Original Contract was first offered in January 2000 and was replaced by the May 2003 Contract. The Original Contract automatically provided a Traditional GMIB (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals), or owners could select the optional Enhanced GMIB for an additional charge (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%).

Charges during the Accumulation Phase (includes 0.15% of administrative charge) are as follows:

	Original Contract (which includes the Traditional GMIB)	Original Contract with Enhanced GMIB	Currently Offered Base Contract and May 2003 Contract without a PRIME Benefit	May 2003 Contract with the Traditional PRIME Benefit	Currently Offered Contract with the PRIME Plus Benefit and May 2003 Contract with the Enhanced PRIME Benefit
Traditional GMDB	1.40% (Traditional – Option 1)	1.70% (Optional – Option 1)	1.50% (Traditional – Option 3)	1.70% (Traditional – Option 4)	2.20% (Traditional – Option 5)
Earnings Protection GMDB	1.60% (Traditional -Option 2)	1.90% (Optional – Option 2)	1.80% (Optional – Option 3)	2.00% (Optional – Option 4)	2.45% (Optional – Option 5)
Enhanced GMDB	1.70% (Optional – Option 1)	1.90% (Enhanced – Option 1)	1.80% (Enhanced – Option 3)	1.95% (Enhanced – Option 4)	2.40% (Enhanced – Option 5)

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.50% for the currently offered Allianz Alterity Contract and the May 2003 Contract and 1.40% for the Original Contract.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The M&E charge and administrative charge for Allianz Rewards can be summarized as follows:

The Allianz Rewards Contract was launched in May 2000. The most recently offered Allianz Rewards Base Contract automatically provides a bonus of 4% to 8% on each purchase payment received before age 81. The bonus is subject to a three-year vesting schedule. The most recently offered Allianz Rewards Base Contract provides a Traditional GMDB, where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner instead selected the Enhanced GMD), the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. The most recently offered Allianz Rewards Contract also provides an optional PRIME Plus Benefit, which includes a GMIB and a GPWB.The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

There are also three older versions of the Allianz Rewards Contract. The Original Contract was first offered in May 2000. The primary difference between the Original Contract and the most recently offered Contract is the M&E charge for the Original Contract, without any optional benefits, is lower than the most recently offered Contract.The Original Contract also offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit (where the guaranteed values are basedon the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%). Both PRIME Benefits included a GMIB and a GPWB. The September 2002 Contract without any optional benefits had the same M&E charge as the Original Contract, but the September 2002 Contract only offered an Enhanced GMIB for an additional charge (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%), but did not offer a PRIME Benefit. The May 2003 Contract replaced both the Original Contract and the September 2002 Contract. The May 2003 Contract also offered a choice of either the Traditional PRIME Benefit or Enhanced PRIME Benefit that were available on the Original Contract, but the charge for these features was higher than for the Original Contract.

Charges during the Accumulation Phase (includes 0.15% of administrative charge) are as follows:

	Original Contract without a PRIME Benefit	Original Contract with the Traditional PRIME Benefit	Original Contract with the Enhanced PRIME Benefit	September 2002 Contract without the GMIB	September 2002 Contract with the Enhanced GMIB	Most Recently Offered Base Contract and May 2003 Contract without a PRIME Benefit	May 2003 Contract with the Traditional PRIME Benefit	Most Recently Offered Contract with the PRIME Plus Benefit and a May 2003 Contract with the Enhanced PRIME Benefit
Traditional GMDB	1.65% (Traditional–Option 1)	1.85% (Traditional-Option 7)	2.35% (Traditional-Option 8)	1.65% (Traditional–Option 1)	1.95% (Traditional–Option 2)	1.70% (Traditional–Option 4)	1.90% (Traditional-Option 5)	2.40% (Traditional-Option 6)
Enhanced GMDB	1.85% (Enhanced–Option 1)	2.05% (Enhanced-Option 7)	2.55% (Enhanced-Option 8)	1.95% (Enhanced-Option 2)	2.15% (Enhanced–Option 3)	2.00% (Enhanced-Option 4)	2.15% (Enhanced-Option 5)	2.60% (Enhanced-Option 6)

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.70% for the most recently offered Allianz Rewards Contract and the May 2003 Contract; and the charges are 1.65% for the Original Contract and the September 2002 Contract.

The M&E charge and administrative charge for Allianz Charter can be summarized as follows:

Allianz Charter was launched in January 1999 and sales were discontinued in May 2003. The Charter contract automatically provided a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead select the optional Enhanced GMDB where the death benefit is the current contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value.

Charges during the accumulation and annuity phases are as follows:

	Charges during the Accumulation Phase (includes a 0.15% administrative charge)	Charges during the Annuity Phase if the owner takes variable annuity payments (includes a 0.15% administrative charge)
Traditional GMDB	1.15%	1.15%
Enhanced GMDB	1.35%	1.15%

The M&E charge for Allianz Charter II can be summarized as follows:

Allianz Charter II was launched in May 2003 and sales were discontinued in May 2005. The Charter II contract automatically provided a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select either the optional Enhanced GMDB, or the optional Earnings Protection GMD). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner’s age and the lesser of total purchase payments or contract value.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The Charter II contract also offered a choice of the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3% and 7%). The PRIME Benefits include a GPWB and a GMIB. The PRIME Benefits provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

M&E charges during the accumulation phase are as follows:

	Contracts without a PRIME Benefit	Contracts with the Traditional PRIME Benefit	Contracts with the Enhanced PRIME Benefit
Traditional GMDB	1.75% (Option 1)	1.95% (Option 4)	2.45% (Option 7)
Enhanced GMDB	2.05% (Option 2)	2.20% (Option 5)	2.65% (Option 8)
Earnings Protection GMDB	2.05% (Option 3)	2.25% (Option 6)	2.70% (Option 9)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.75%.

The M&E charge for Allianz Dimensions can be summarized as follows:

Allianz Dimensions was launched in March 2001 and sales were discontinued in May 2002. The Dimensions contract automatically provided a Return of Principal GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. In all states except Washington, the owner could instead select either the optional Double Principal GMDB, or the Earnings Protection GMDB for an additional charge. Under the Double Principal GMDB the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) after the fifth Contract Anniversary, double total purchase payments adjusted for partial withdrawals. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) the Return of Principal GMDB, or b) contract value plus an additional amount based on the owner’s age and the lesser of either total purchase payments or contract value less total purchase payments. In the state of Washington, the owner could instead select the optional Enhanced GMDB for an additional charge. Under the Enhanced GMDB, the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) total purchase payments adjusted for partial withdrawals increased annually by 3%.

The Dimensions contract also automatically included the Guaranteed Value Protection (GVP) through the Guaranteed Principal Protector Benefit (GPP Benefit), or the owner could instead select the Guaranteed Performance Accumulator Benefit (GPA Benefit) that was available under the GVP for an additional charge. However, if the contract was owned by a non-individual or trust, the GVP was not available. The GPP Benefit guaranteed the return of principal adjusted for withdrawals. The GPA Benefit locked in the highest contract value every ten years, with the minimum guarantee of two times the total purchase payments adjusted for partial withdrawals at the 20th Contract Anniversary.

M&E charges during the Accumulation Phase are as follows:
	Return of Principal GMDB	Double Principal GMDB	Earnings Protection GMDB or the Enhanced GMDB
GPP Benefit or no GVP	1.50% (Option 1)	1.80% (Option 3)	1.70% (Option 5)
GPA Benefit	1.70% (Option 2)	2.00% (Option 4)	1.90% (Option 6)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.50%.

The M&E charge for Allianz Elite can be summarized as follows:

Allianz Elite was launched in September of 2006 and sales were discontinued December 31, 2007. Allianz Elite featured a decreasing M&E charge. The M&E charge decreases 0.05% each year for three years beginning in the third contract year, until it has decreased by a total of 0.15% by the fifth contract year. Allianz Elite also offered the optional Short Withdrawal Charge Option that reduced the withdrawal charge period from seven years to four years. The Short Withdrawal Charge Option carried an additional M&E charge of 0.35% for the first seven contract years.

Allianz Elite automatically provided a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional 0.30% M&E charge, the owner could instead select the optional Enhanced GMDB where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%.

Allianz Elite also offered the optional PRIME Plus Benefit which carried an additional M&E charge. The PRIME Plus Benefit is the only optional benefit that can be selected after the contract is issued and it includes a GPWB and a GMIB. The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

M&E charges during the accumulation phase are as follows:

	Contracts with no optional benefits	Contracts with the Short Withdrawal Charge Option	Contracts with the PRIME Plus Benefit*	Contracts with Short Withdrawal Charge Option and the PRIME Plus Benefit*
Traditional GMDB	1.15% decreasing to 1.00% by the 5th contract anniversary	1.50% decreasing to 1.35% by the 5th contract anniversary and then decreasing to 1.00% by the 7th contract anniversary	1.85% decreasing to 1.70% by the 5th contract anniversary	2.20% decreasing to 2.05% by the 5th contract anniversary and then decreasing to 1.70% by the 7th contract anniversary
Enhanced GMDB	1.45% decreasing to 1.30% by the 5th contract anniversary	1.80% decreasing to 1.65% by the 5th contract anniversary and then decreasing to 1.30% by the 7th contract anniversary	2.05% decreasing to 1.90% by the 5th contract anniversary	2.40% decreasing to 2.25% by the 5th contract anniversary and then decreasing to 1.90% by the 7th contract anniversary

*Assumes the PRIME Plus Benefit is selected at contract issue.

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.00%.

The M&E charge for Allianz Custom Income can be summarized as follows:

Allianz Custom Income was launched in January 2006 and sales were discontinued on December 31, 2007. Allianz Custom Income automatically provided a Traditional GMDB for no additional charge where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. Allianz Custom Income also automatically provides the Total Income Package (TIP) of benefits for an additional M&E charge unless the owner elects otherwise at Contract issue. The TIP includes the Increasing Withdrawals Benefit (IWB), the Withdrawals Plus Benefit (WPB), and the Lifetime Income Benefit (LIB). The IWB guarantees a minimum amount of income in the form of partial withdrawals, and the maximum amount that you are able to withdraw can increase each year. The WPB guarantees a minimum amount of lifetime income in the form of partial withdrawals and continued access to Contract Value. The LIB provides lifetime income in the form of Annuity Payments that are guaranteed never to be less than the initial payment made, and the payment amount can increase based on the performance of the Investment Options as frequently as every year. The LIB also provides a Liquidation Value that is available for Excess Withdrawals and/or payment of a death benefit for a limited period of time.

M&E Charges during the accumulation and annuity phase are as follows:

M&E charges	For Contracts with the TIP	For Contracts without the TIP
During the Accumulation Phase	2.20%	1.45%
During the Annuity Phase under the LIB	2.20%
During the Annuity Phase under Traditional Annuity Payments	1.45%	1.45%

The M&E charge for Allianz High Five can be summarized as follows:

The Allianz High Five was launched in October 2002 and sales were discontinued in March 2009. The Allianz High Five February 2007 Contract automatically provides a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select the optional Enhanced GMDB where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

The February 2007 Contract also automatically provides Living Guarantees unless the owner elected otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the GMIB and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, the contract value is monitored daily and systematically transfer amounts between the selected investment options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on the fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or the contract holder begins receiving annuity payments, the contract value will be at least equal to an amount called the GAV from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of contract issue. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

There are also three older versions of the Allianz High Five Contract. The Original Contract first became available on September 20, 2002. There are two versions of the Original Contract: one was issued before June 22, 2007 and the other was first offered on or after June 22, 2007. The primary difference between the February 2007 Contract and the Original Contract is the Original Contract had fewer restrictions on the availability of certain features and benefits. The May 2005 Contract was replaced by the February 2007 Contract. The primary difference between the February 2007 Contract and the May 2005 Contract is the M&E charge.

M&E charges during the anuuity phase are as follows:

	February 2007 Contract and Original Contract issued on or after June 22, 2007	May 2005 Contract and Original Contract issued before June 22, 2007
Traditional GMDB	1.25%	1.40%
Enhanced GMDB	1.45%	1.60%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.25% for the February 2007 Contract and the Original Contract issued on or after June 22, 2007 and are 1.40% for the Original Contract issued before June 22, 2007 and the May 2005 Contract.

The M&E charge and administrative charge for Allianz High Five Bonus can be summarized as follows:

The Allianz High Five Bonus was launched in April 2005 and sales were discontinued in March 2009. The Allianz High Five Bonus May 2007 Contract automatically provides a bonus of 3% to 7% on each purchase payment received before age 81. The bonus is subject to a three-year vesting schedule. The High Five Bonus Contracts also automatically provides a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect the optional Enhanced GMDB where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High Five Bonus also automatically provides Living Guarantees. The Living Guarantees include the GAV Benefit, the GMIB and the GWB. There are no additional fees or charges associated with the Living Guarantees. However, the contract value is monitored daily and systematically transfer amounts between your selected Investment Options and the FPAs to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a MVA. The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to the GAV from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There were also two older versions of the Allianz High Five Bonus Contract. The Original Contract first became available on April 30, 2004 and was replaced in nearly all states by the May 2005 Contract. The May 2005 Contract was replaced by the May 2007 Contract and sales were discontinued in March, 2009. The primary difference between the May 2007 Contract and the Original and May 2005 Contracts are the length of the withdrawal charge period. Original and May 2005 Contracts have a ten-year withdrawal charge period and the May 2007 Contract has a nine-year withdrawal charge period. The primary difference between the Original Contract and May 2005 Contract is that Original Contracts have no waiting period on the exercise of the GWB and there are no restrictions on allocations of Purchase Payments to the FPAs.

Charges during the Accumulation Phase (includes a 0.15% administrative charge) are as follows:

Charges
Traditional GMDB	1.70%
Enhanced GMDB	1.90%

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.70%.

The M&E charge for Allianz High Five L can be summarized as follows:

The Allianz High Five L was launched in April 2006 and sales were discontinued in March 2009. Allianz High Five L May 2007 Contract automatically provides a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect the optional Enhanced GMDB where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High Five L also offered optional Living Guarantees. The Living Guarantees include the GWB and either the Guaranteed Principal Value Benefit (GPV Benefit) or the GAV Benefit. There is no additional fee or charge for the Living Guarantees with the GPV Benefit; however, there is an additional M&E charge for selecting the GAV Benefit. In addition, the contract value is monitored daily and systematically transfer amounts between your selected investment options and the FPAs to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a MVA. The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The GPV and GAV Benefits guarantee that beginning on the fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or the contract holder begins receiving annuity payments, the contract value will be at least equal to an amountcalled the GPV or GAV from five years ago, reduced by subsequent withdrawals. The GPV and GAV are initially equal to the purchase payments received within 90 days of contract issue. The GPV is recalculated on each contract anniversary to equal the previous GPV adjusted for subsequent Purchase Payments and partial withdrawals. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current contract value. The GPV and GAV Benefits do not provide any protection until the fifth and subsequent contract anniversaries, and the GAV does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.

There was also an older version of the Allianz High Five L Contract. The Original Contract first became available on April 29, 2005. The primary difference between the May 2007 Contract and the Original Contract is the length of the withdrawal charge period. The Original Contract had a three-year withdrawal charge period and the May 2007 Contract has a four-year withdrawal charge period.

M&E charges during the accumulation phase are as follows:

	Traditional GMDB	Enhanced GMDB
No Living Guarantees or Living Guarantees with the GPV Benefit	1.65%	1.85%
Living Guarantees with the GAV Benefit	1.75%	1.95%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.65%.

The M&E charge and administrative charge for Allianz Valuemark II and Allianz Valuemark III can be summarized as follows:

Allianz Valuemark II was launched in January 1989 and sales were discontinued in June 1994. Allianz Valuemark III was launched in June 1994 and sales were discontinued in February 1997. The Valuemark II and Valuemark III Contracts automatically provided a death benefit of the contract value less any withdrawal charge or contract maintenance charge, or the greater of: a) total purchase payments less partial withdrawals increased by 5% each year, or b) the highest Contract Value from any sixth Contract Anniversary.

Charges during the Accumulation Phase and during the Annuity Phase if the owner takes variable annuity payments (includes a 0.15% administrative charge) are as follows:

Valuemark II and Valuemark III                                                                           1.40%

The M&E charge and administrative charge for Allianz Valuemark IV can be summarized as follows:

The Valuemark IV Original Contract was launched in February of 1997 and was replaced by the May 2003 Contract. For Original Contracts that did not have an Enhanced Death Benefit Endorsement (EDB Endorsement), the death benefit was the contract value. Before July 1999, Original Contracts with an EDB Endorsement included Death Benefit Option 1 (DB Option 1). If owners are age 80 or older, the death benefit under DB Option 1 is based on the greater of contract value or purchase payments less withdrawals. If owners are age 79 or younger, the death benefit under DB Option 1 is based on the contract value or the greater of: a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest contract value from any sixth contract anniversary. Beginning in July 1999, the owner could instead select Death Benefit Option 2 (DB Option 2). If owners are age 80 or older, the death benefit under DB Option 2 is based on the greater of contract value or purchase payments less withdrawals. If owners are age 79 or younger, the death benefit under DB Option 2 is based on the contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value. Beginning in November 2001, the owner could select for an additional charge the Earnings Protection GMDB where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) contract value plus an additional amount based on the owner’s age and the lesser of total purchase payments or contract value. The Original Contract also offered a choice of optional GMIBs for an additional charge. The GMIBs provide guaranteed minimum annuity payments during the annuity phase. GMIB Option 1 provided a GMIB value of the greater of: a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest contract value from any sixth contract anniversary. GMIB Option 2 provided a GMIB value of the greater of: a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The May 2003 Contract was launched in May 2003 and sales were discontinued in May 2007. The May 2003 Contract automatically provided a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select either the optional Enhanced GMDB, or the Earnings Protection GMDB. Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner’s age and the lesser of total purchase payments or contract value. The May 2003 Contract also offered an optional Traditional GMIB for an additional charge where the GMIB value is total purchase payments adjusted for partial withdrawals.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Charges during the Accumulation Phase (includes a 0.15% administrative charge) are as follows:

	Original Contracts without a GMIB	Original Contracts with a GMIB	May 2003 Contracts without the Traditional GMIB	May 2003 Contracts with the Traditional GMIB

Without the EDB Endorsement, orwith DB Option 1 or DB Option 2 Traditional GMDB	1.49% -	1.79% -	- 1.75%	- 1.90%
Enhanced GMDB	-	-	2.05%	2.15%
Earnings Protection GMDB	1.59%	1.89%	2.05%	2.20%

The charges during the Annuity Phase if the owner takes variable annuity payments under the May 2003 Contract are 1.75%, and under the Original Contract the charges are 1.40%.

The M&E charge and administrative charge for Allianz Valuemark Income Plus can be summarized as follows:

Allianz Valuemark Income Plus was launched in July 1994 and sales were discontinued in May 2006. The Valuemark Income Plus was an immediate single payment annuity.

Charges if the owner took variable annuity payments (includes a 0.15% administrative charge) are as follows:

Valuemark Income Plus                                                                1.40%

The M&E charge for Allianz Vision can be summarized as follows:

The Allianz Vision Contract was launched in June 2007 and included the following optional benefits: the Lifetime Plus Benefit, the Quarterly Value Death Benefit, the Bonus Option and the Short Withdrawal Charge Option. In November 2007 the Lifetime Plus II Benefit became available. In March 2008 the Target Date Retirement Benefit and the No Withdrawal Charge Option became available. In July 2008 the Lifetime Plus 10 Benefit became available. In January 2009 the Target Date Retirement Benefit was replaced with the Target Date 10 Benefit, the Lifetime Plus Benefit was discontinued and the additional M&E charge for the Lifetime Plus II and Lifetime Plus 10 Benefits increased. In March 2009 all optional benefits were discontinued except the Bonus Option, Short Withdrawal Charge Option and the Quarterly Value Death Benefit. In August of 2009 the No Withdrawal Charge Option again became available and the Investment Protector and the Income Protector became available. The Investment Protector and the Income Protector have a separate rider charge based on the Target Value or Benefit Base, rather than an additional M&E charge.

The Allianz Vision Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Contract also allows the owner to select at issue for an additional M&E charge either: a) a Bonus Option that provides a 6% bonus that is subject to a three year vesting schedule and increases the withdrawal charge period from seven years to nine years, b) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or c) a No Withdrawal Charge Option that eliminates the withdrawal charge.

The No Withdrawal Charge Option also requires selection of a Target Date Benefit, Lifetime Benefit, Investment Protector or Income Protector. The Target Date Benefits and Investment Protector provide a future guarantee of contract value based on the greater of total purchase payments, adjusted for partial withdrawals or the highest contract anniversary value. The Lifetime Benefits and the Income Protector are designed for those who want lifetime income and continued access to both contract value and a death benefit for a period of time, as opposed to annuity payments that provide higher periodic lifetime income payments but eliminate both contract value and a death benefit for a period of time.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

M&E charges during the accumulation phase are as follows:
	Traditional Death Benefit	Quarterly Value Death Benefit
Base Contract	1.40%	1.70%
	(Base Option 1)	(Base Option 2)
Contract with the Bonus Option	1.70%	2.00%
	(Bonus Option 1)	(Bonus Option 2)
Contract with the Short Withdrawal Charge Option	1.65%	1.95%
	(L Option 1)	(L Option 2)
Contract with the Target Date Retirement Benefit	1.80%	2.10%
	(Base Option 11)	(Base Option 12)
Contract with the Lifetime Plus Benefit (single Lifetime Plus Payments)	2.10%	2.40%
	(Base Option 3)	(Base Option 4)
Contract with the Lifetime Plus Benefit (joint Lifetime Plus Payments)	2.25%	2.55%
	(Base Option 5)	(Base Option 6)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.20%	2.50%
	(Base Option 7)	(Base Option 8)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.35%	2.65%
	(Base Option 9)	(Base Option 10)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.10%	2.40%
	(Base Option 3)	(Base Option 4)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, oncepayments begin	2.25%	2.55%
	(Base Option 5)	(Base Option 6)
Contract with the Bonus Option and Target Date Retirement Benefit	2.10%	2.40%
	(Bonus Option 11)	(Bonus Option 12)
Contract with the Bonus Option and Lifetime Plus Benefit (single Lifetime Plus Payments)	2.40%	2.70%
	(Bonus Option 3)	(Bonus Option 4)
Contract with the Bonus Option and Lifetime Plus Benefit (joint Lifetime Plus Payments)	2.55%	2.85%
	(Bonus Option 5)	(Bonus Option 6)
Contract with the Bonus Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.50%	2.80%
	(Bonus Option 7)	(Bonus Option 8)
Contract with the Bonus Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.65%	2.95%
	(Bonus Option 9)	(Bonus Option 10)
Contract with the Bonus Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.40%	2.70%
	(Bonus Option 3)	(Bonus Option 4)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Traditional Death Benefit	Quarterly Value Death Benefit
Contract with the Bonus Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.55%	2.85%
	(Bonus Option 5)	(Bonus Option 6)
Contract with the Short Withdrawal Charge Option and Target Date Retirement Benefit	2.05%	2.35%
	(L Option 11)	(L Option 12)
Contract with the Short Withdrawal Charge Option and Lifetime Plus Benefit (single Lifetime Plus Payments)	2.35%	2.65%
	L Option 3)	(L Option 4)
Contract with the Short Withdrawal Charge Option and Lifetime Plus Benefit (joint Lifetime Plus Payments)	2.50%	2.80%
	(L Option 5)	(L Option 6)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.45%	2.75%
	(L Option 7)	(L Option 8)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.60%	2.90%
	(L Option 9)	(L Option 10)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, oncepayments begin	2.35%	2.65%
	(L Option 3)	(L Option 4)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.50%	2.80%
	(L Option 5)	(L Option 6)
Contract with the No Withdrawal Charge Option and Target Date Retirement Benefit	2.15%	2.45%
	(C Option 5)	(C Option 6)
Contract with the No Withdrawal Charge Option and Lifetime Plus Benefit (single Lifetime Plus Payments)	2.45%	2.75%
	(C Option 1)	(C Option 2)
Contract with the No Withdrawal Charge Option and Lifetime Plus Benefit (joint Lifetime Plus Payments)	2.60%	2.90%
	(C Option 3)	(C Option 4)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.55%	2.85%
	(C Option 7)	(C Option 8)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.70%	3.00%
	(C Option 9)	(C Option 10)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.45%	2.75%
	(C Option 1)	(C Option 2)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Traditional Death Benefit	Quarterly Value Death Benefit
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.60%	2.90%
	(C Option 3)	(C Option 4)
Contract with Target Date 10 Benefit	1.95%	2.25%
	(Base Option 13)	(Base Option 5)
Contract with the Bonus Option and theTarget Date 10 Benefit	2.25%	2.55%
	(Bonus Option 14)	(Bonus Option 5)
Contract with the Short Withdrawal Charge Option and theTarget Date 10 Benefit	2.20%	2.50%
	(L Option 13)	(L Option 5)
Contract with the No Withdrawal Charge Option and theTarget Date 10 Benefit	2.30%	2.60%
	(C Option 11)	(C Option 3)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.35%	2.65%
	(Base Option 3)	(Base Option 4)
Contract with the Bonus Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.65%	2.95%
	(Bonus Option 9)	Bonus Option 10)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.60%	2.90%
	(L Option 9)	(L Option 10)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.70%	3.00%
	(C Option 9)	(C Option 10)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.50%	2.80%
	(Base Option 8)	(Base Option 9)
Contract with the Bonus Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.80%	3.10%
	(Bonus Option 8)	(Bonus Option 13)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.75%	3.05%
	(L Option 8)	(L Option 13)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.85%	3.15%
	(C Option 8)	(C Option 12)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.40% for a Contract without the Bonus Option, and 1.70% for a Contract with the Bonus Option.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The M&E charge for Allianz Connections can be summarized as follows:

The Allianz Connections was launched in November 2007 and included the optional the Lifetime Plus II Benefit and the Quarterly Value Death Benefit. In July 2008 the Short Withdrawal Charge Option, No Withdrawal Charge Option, Target Date Retirement Benefit and Lifetime Plus 10 Benefit became available. In January 2009 the Target Date Retirement Benefit was replaced with the Target Date 10 Benefit and the additional M&E charge for the Lifetime Plus II and Lifetime Plus 10 Benefits increased. In March 2009, all optional benefits were discontinued except the Short Withdrawal Charge Option and the Quarterly Value Death Benefit.

The Allianz Connections Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Contract also allows the owner to select at issue for an additional M&E charge either: a) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or b) a No Withdrawal Charge Option that eliminates the withdrawal charge. The Contract also offers selection of either the Target Date Benefits or the Lifetime Plus Benefits.

The No Withdrawal Charge Option also requires selection of a Target Date Benefit or a Lifetime Benefit. The Target Date Benefits provide a future guarantee of contract value based on the greater of total purchase payments, adjusted for partial withdrawals or the highest contract anniversary value. The Lifetime Benefits are designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both contract value and a death benefit for a period of time.

M&E Charges during the accumulation phase are as follows:
	Traditional Death Benefit	Quarterly Value Death Benefit
Base Contract	1.15%	1.45%
	(Option 1)	(Option 2)
Short Withdrawal Charge Option	1.60%	1.90%
	(Option 13)	(Option 14)
Contract with the Target Date Retirement Benefit	1.55%	1.85%
	(Option 11)	(Option 12)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	1.95%	2.25%
	(Option 3)	(Option 4)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.10%	2.40%
	(Option 5)	(Option 6)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, oncepayments begin	1.85%	2.15%
	(Option 7)	(Option 8)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.00%	2.30%
	(Option 9)	(Option 10)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.40%	2.70%
	(Option 15)	(Option 16)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.55%	2.85%
	(Option 17)	(Option 18)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.30%	2.60%
	(Option 19)	(Option 20)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Traditional Death Benefit	Quarterly Value Death Benefit
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.45%	2.75%
	(Option 21)	(Option 22)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.55%	2.85%
	(Option 25)	(Option 26)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.70%	3.00%
	(Option 27)	(Option 28)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.45%	2.75%
	(Option 29)	(Option 30)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.60%	2.90%
	(Option 31)	(Option 32)
Contract with the Target Date 10 Benefit	1.70%	2.00%
	(Option 33)	(Option 23)
Contract with the Target Date 10 Benefit and the Short Withdrawal Charge Option	2.15%	2.45%
	(Option 8)	(Option 21)
Contract with the Target Date 10 Benefit and the No Withdrawal Charge Option	2.30%	2.60%
	(Option 19)	(Option 20)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.10%	2.40%
	(Option 5)	(Option 6)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.55%	2.85%
	(Option 35)	(Option 18)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.70%	3.00%
	(Option 27)	(Option 28)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.25%	2.55%
	(Option 4)	(Option 17)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.70%	3.00%
	(Option 27)	(Option 38)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.85%	3.15%
	(Option 18)	(Option 34)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.15%.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating accumulation units at the end of the contract year and at the time of full surrender. During the annuity phase, a portion of this charge is deducted from each annuity payment. The amount of the charge is $30 each year for Allianz Valuemark II and III, and Allianz Valuemark IV contracts; $40 for Allianz Alterity, Allianz Charter, Allianz Dimensions, Allianz High Five, Allianz High Five Bonus, Allianz High Five L and Allianz Rewards contracts; and $50 for Allianz Charter II, Allianz Elite, Allianz Connections and Allianz Vision contracts. Contract maintenance charges paid by the owners during the years ended December 31, 2009 and 2008 were $5,454,000 and $4,734,000, respectively. These charges are reflected in the Statements of Changes in Net Assets as contract maintenance charges.

A rider charge is assessed during the Accumulation Phase for Allianz Vision contracts with the Investment Protector or Income Protector, which were made available with the contract in August of 2009. The Investment Protector is designed for persons who are concerned about market fluctuations and want the benefit of a level of protection for the principal invested regardless of how the market performs. The Investment Protector accomplishes this by periodically locking in a portion of any anniversary investment gains effective as of a future date. To realize this benefit, the owner must continue to hold the Contract until the future date. The Income Protector is designed for those who want both a guaranteed level of lifetime income (called Lifetime Plus Payments) that can begin shortly after selection of the benefit if certain age restrictions are met, and continued access to both contract value and a death benefit for a period of time.

The rider charge is an annualized rate that is accrued on a daily basis as a percentage of the Target Value under the Investment Protector, or as a percentage of the Benefit Base under the Income Protector. The rider charge is calculated daily beginning on the day after the rider effective date. The rider charge is assessed quarterly and deducted for each quarter on the earlier of the following: at the end of the business day immediately before the quarterly anniversary; or when the final rider charge is deducted. The rider charge reduces the contract value (and bonus value, if applicable), but not any of the guaranteed values under the optional benefits (for example, it does not reduce the target value or benefit base). The current charge deducted for the Investment Protector (as of August 2009) is 0.80%. The current charge deducted for the Income Protector (as of August 2009) is 1.05% for single Lifetime Plus Payments and 1.20% for joint Lifetime Plus Payments.

A withdrawal charge is deducted at the time of withdrawal for withdrawals taken during the Accumulation Phase on Allianz Alterity, Allianz Charter II, Allianz Dimensions, Allianz Elite, Allianz Connections, Allianz High Five, Allianz High Five Bonus, Allianz High Five L, Allianz Rewards, Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Vision deferred annuity contracts. If the withdrawal is a partial withdrawal the charge is deducted from the contract value. If the withdrawal is a full withdrawal, the charge is deducted from the amount withdrawn. The amount of the withdrawal charge is shown below. Allianz Alterity and Allianz Dimensions use the number of complete contract years since a purchase payment was received to determine the withdrawal charge percentage; all other products use the number of complete calendar years since a purchase payment was received. In certain states, the withdrawal charge may be different than what is indicated in the following table.

Withdrawal charges are as follows:
Complete Years Since Payment	Allianz Alterity(1)	Allianz Connections(2)	Allianz High Five	Allianz High Five Bonus(3)	Allianz High Five L(4)	Allianz Rewards	Allianz Vision(5)
0	7%	8.5%	8%	8.5%	8.5%	8.5%	8.5%
1	6%	8.5%	8%	8.5%	7.5%	8.5%	8.5%
2	5%	7.5%	7%	8.5%	5.5%	8.5%	7.5%
3	4%	6.5%	6%	8%	3%	8.5%	6.5%
4	3%	5%	5%	7%	0%	8%	5%
5	2%	4%	4%	6%	0%	7%	4%
6	0%	3%	3%	5%	0%	6%	3%
7	0%	0%	0%	4%	0%	5%	0%
8	0%	0%	0%	3%	0%	4%	0%
9	0%	0%	0%	0%	0%	3%	0%
10 +	0%	0%	0%	0%	0%	0%	0%

(1)	This is the withdrawal charge for the Current Contract and the May 2003 Contract. The withdrawal charge for the Original Contract is six years, and the charge is 7%, 6%, 5%, 4%, 3%, and 0%.
(2)
This is the withdrawal charge for the Base Contract. The withdrawal charge for the Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.

(3)
This is the withdrawal charge for the Current Contract. The withdrawal charge for the Original Contract and the May 2006 Contract is ten years and the charge is 8.5%, 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%.

(4)	This is the withdrawal charge for the May 2007 Contract. The withdrawal charge for the Original Contract is three years, and the charge is 8%, 7%, 5%, and 0%.
(5)
This is the withdrawal charge for the Base Contract. The withdrawal charge for the Contract with the Bonus Option is 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%. The withdrawal charge for the Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Complete Years Since Payment	Allianz Valuemark II	Allianz Valuemark III	Allianz Valuemark IV	Allianz Elite(6)	Allianz Charter II	Allianz Dimensions	Allianz Custom Income
0	5%	6%	6%	8.5%	8%	8%	8%
1	5%	5%	6%	8.5%	7%	7%	8%
2	4%	4%	6%	7.5%	0%	7%	7%
3	3%	3%	5%	6.5%	0%	6%	6%
4	1.5%	1.5%	4%	5%	0%	5%	5%
5	0%	0%	3%	4%	0%	4%	4%
6	0%	0%	2%	3%	0%	3%	3%
7	0%	0%	0%	0%	0%	0%	0%
8	0%	0%	0%	0%	0%	0%	0%
9	0%	0%	0%	0%	0%	0%	0%
10 +	0%	0%	0%	0%	0%	0%	0%

(6)	This is the withdrawal charge for the Base Contract. The withdrawal charge for the Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%.

Total withdrawal charges paid by owners during the years ended December 31, 2009 and 2008, were $56,561,385 and $48,313,008, respectively.

Allianz Dimensions, Allianz Valuemark IV, Allianz Elite, Allianz Alterity, Allianz High Five, Allianz Vision, and Allianz Connections all include a waiver of withdrawal charge benefit for nursing home confinement and/or diagnosis of a terminal illness.

A free withdrawal privilege (or partial withdrawal privilege) is available that allows owners to withdraw a portion of their total purchase payments each year during the Accumulation Phase without incurring a withdrawal charge under the Allianz Valuemark II and III, Allianz Valuemark IV, Allianz Alterity, Allianz Rewards, Allianz High Five Bonus, Allianz High Five, Allianz High Five L, Allianz Dimensions, Allianz Elite, Allianz Vision, Allianz Connections, and Allianz Custom Income contracts that do not include the TIP. The amount that can be withdrawn differs between the contracts. For Allianz Valuemark II and III each year the owner can withdraw 15% of total purchase payments, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Valuemark IV, each year the owner can withdraw 15% of the previous contract anniversaries contract value, less any previous withdrawals taken during the current year that were not subject to a withdrawal charge. For Allianz Dimensions, each year during the first five contract years the owner can withdraw up to 10% of total purchase payments, and the owner can withdraw up to 20% of total purchase payments each year after that. For Allianz Alterity, each year the owner can withdraw 12% of total purchase payments, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Rewards and Allianz High Five Bonus, each year the owner can withdraw 10% of total purchase payments, not including any bonus, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz High Five and Allianz Vision, each year the owner can withdraw 12% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year. For Allianz Elite, Allianz Custom Income, Allianz High Five L and Allianz Connections, each year the owner can withdraw 10% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year.

On Allianz Alterity and Allianz Rewards, under annuity options 2 or 4, partial liquidations of up to 75% of the total liquidation value (less any previously liquidated amounts) are available during the lifetime of the annuitant(s), while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected. On Allianz High Five Original Contracts, Allianz Charter II and Allianz Dimensions, under annuity options 2 or 4, partial liquidations of up to 75% of the total liquidation value (less any previously liquidated amounts) are available once each year beginning five years after the income date during the lifetime of the annuitant(s), while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected.

On Allianz Valuemark Income Plus, under annuity options 2 or 4, partial liquidations of up to 75% of the total withdrawal value (less any previously liquidated amounts) are available once each year after the first contract year during the lifetime of the annuitant(s), while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected. On Allianz Valuemark Income Plus under annuity option 6 owners may also take a liquidation once each year after the fist contract year of up to 100% of the total withdrawal value (less any previously liquidated amounts). The total liquidation value (or total withdrawal value) is equal to the present value of the remaining guaranteed variable traditional annuity payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation, less a commutation fee.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Commutation fee during the annuity phase under annuity option 2, 4 or 6 are as follows:

Complete Years Since Income Date	Allianz Alterity	Allianz Rewards	Allianz High Five Original Contracts	Allianz Charter II	Allianz Dimensions	Allianz Valuemark Income Plus
0	5%	7%	-	-	-	5%
1	4%	6%	-	-	-	5%
2	3%	5%	-	-	-	4%
3	2%	4%	-	-	-	3%
4	1%	3%	-	-	-	2%
5	1%	2%	4%	4%	7%	1%
6	1%	1%	3%	3%	6%	1%
7	1%	1%	2%	2%	5%	1%
8	1%	1%	1%	1%	4%	1%
9	1%	1%	1%	1%	3%	1%
10	1%	1%	1%	1%	2%	1%
11+	1%	1%	1%	1%	1%	1%

On Allianz Alterity and Allianz High Five Original Contracts a withdrawal charge is deducted for liquidations taken during the Annuity Phase under annuity option 6. 100% of the total liquidation value is available annually on Allianz Alterity and Allianz High Five Original Contracts and the withdrawal charge is based on the number of contract years since the payment was received. On Allianz Dimensions, a withdrawal charge is deducted for liquidations taken during the Annuity Phase under annuity option 6. 100% of the total liquidation value is available annually beginning on the fifth Contract Anniversary on Allianz Dimensions.

Withdrawal charge during the annuity phase under annuity option 6 are as follows:

Complete Years Since Payment/ Issue Date	Allianz Alterity	Allianz High Five Original Contracts	Allianz Dimensions
0	7%	8%	-
1	6%	8%	-
2	5%	7%	-
3	4%	6%	-
4	3%	5%	-
5	2%	4%	4%
6	0%	3%	3%
7+	0%	0%	0%

Currently, twelve free transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products (or 2% of the amount transferred, if less, for Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Charter). If the transfer is made under the dollar cost averaging program; flexible rebalancing program, GAV or GPV Transfers under the Living Guarantees for any of the High Five products; or the allocation and transfer restrictions for the Target Date Retirement Benefit of one of the Lifetime Benefits for the Vision or Connections products, there is no fee for the transfer, and do not count these transfers against any free transfers. Total transfer fees paid by the contract owners during the years ended December 31, 2009 and 2008 were $15,402 and $15,578, respectively. Net transfers (to)/from the Fixed Accounts during the years ended December 31, 2009 and 2008 were $(339,872,000) and $(3,731,722,000), respectively.

Allianz Dimensions has an optional Increased Annuity Payment Benefit that carries an additional charge per $100 of the basic annuity payment, depending on the annuitant’s age and gender; the maximum charge ranges from $0.95 to $9.97. Allianz Dimensions also offers optional Guaranteed Value Protection Benefits (GVPs), which offers either the Guaranteed Principal Protector Benefit or the Guaranteed Performance Accumulator Benefit. During the Accumulation Phase, the GVPs carry an additional charge based on the contract anniversary value that is deducted on the last day of each contract year. If the Dimensional Asset Allocation Model requirements are met, the GVP charge will not be more than 2% for the first ten contract years; otherwise, the GVP charge will not be more than 3% for the first ten contract years. On and after the tenth contract anniversary, the GVP charge can be increased to 5%.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date. A rescission is defined as a contract that is returned to the Company by the contract owner and canceled within the free-look period, which is generally 10 days.

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Capitalization

Allianz Life may provide seed capital for the establishment of new funds as investment options of the Variable Account. The capitalization transactions are as follows during the year ended December 31, 2009:
Fund	Capitalization Amount	Date of Capitalization
AZL Balanced Index Strategy Fund	$30,000,000	4/22/2009
AZL Moderate Index Strategy Fund	30,000,000	4/22/2009
AZL Allianz Global Investors Select Fund	500,000	10/22/2009
AZL Franklin Templeton Founding Strategy Plus Fund	50,000,000	10/22/2009
AZL Fusion Conservative Fund	500,000	10/22/2009
AZL OCC Growth Fund	3,000,000	10/22/2009

Allianz Life will generally begin to recapture seed capital immediately. The recapture amount is formula driven, such that if there is positive net activity in the investment option each trading day, 75% will be deemed as available for seed recapture until all seed shares have been liquidated. All seed capital is invested at a Net Asset Value of $10.00 with the cost basis adjusting only when the investment options distribute income and gains. Allianz Life reserves the right to make modifications to the frequency of recapturing seed capital.

The seed capital recapture activity was as follows during the year ended December 31, 2009:
Fund	Seed Capital Recaptured	Remaining Seed Capital
AZL Balanced Index Strategy Fund	$30,000,000	$-
AZL Moderate Index Strategy Fund	30,000,000	-
AZL Allianz Global Investors Select Fund	500,000	-
AZL Franklin Templeton Founding Strategy Plus Fund	5,782,797	44,217,204
AZL Fusion Conservative Fund	500,000	-
AZL OCC Growth Fund	143,700	2,856,300
Total	$66,926,496	$47,073,504

3.      FEDERAL INCOME TAXES

Operations of the Variable Account form a part of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant’s gross income until amounts are received pursuant to an annuity.

4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 are as follows:
	Cost of Purchases	Proceeds from Sales
AIM V.I. Capital Appreciation Fund	$ 32	$ 773
AIM V.I. Core Equity Fund	51	481
AIM V.I. International Growth Fund	18	205
Alger American Capital Appreciation Portfolio	12	327
Alger American LargeCap Growth Portfolio	27	357
Alger American MidCap Growth Portfolio	5	600
Alger American SmallCap Growth Portfolio	1	73
AZL AIM International Equity Fund	205,103	66,800
AZL Allianz Global Investors Select Fund	3,352	529
AZL Balanced Index Strategy Fund	135,729	7,733
AZL BlackRock Capital Appreciation Fund	303,256	53,330
AZL BlackRock Growth Fund	21,682	185,821
AZL Columbia Mid Cap Value Fund	43,134	20,709
AZL Columbia Small Cap Value Fund	24,291	19,924
AZL Columbia Technology Fund	40,361	98,103
AZL Davis NY Venture Fund	76,542	100,470
AZL Dreyfus Equity Growth Fund	27,296	37,662
AZL Eaton Vance Large Cap Value Fund	38,736	58,513
AZL First Trust Target Double Play Fund	33,567	91,911

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Cost of Purchases	Proceeds from Sales
AZL Franklin Small Cap Value Fund	$ 58,043	$ 60,503
AZL Franklin Templeton Founding Strategy Plus Fund	60,406	7,209
AZL Fusion Balanced Fund	335,151	149,890
AZL Fusion Conservative Fund	7,702	1,873
AZL Fusion Growth Fund	243,626	209,826
AZL Fusion Moderate Fund	523,776	205,654
AZL International Index Fund	46,038	10,891
AZL JPMorgan Large Cap Equity Fund	11,034	79,585
AZL JPMorgan U.S. Equity Fund	90,327	29,009
AZL MFS Investors Trust Fund	107,085	92,548
AZL Moderate Index Strategy Fund	176,145	15,348
AZL Money Market Fund	1,104,938	1,219,092
AZL NACM International Fund	12,021	19,483
AZL OCC Growth Fund	3,554	286
AZL OCC Opportunity Fund	60,007	41,442
AZL Oppenheimer Global Fund	34,899	158,345
AZL Oppenheimer International Growth Fund	44,165	180,393
AZL PIMCO Fundamental IndexPLUS Total Return Fund	41,015	50,128
AZL S&P 500 Index Fund	271,815	123,835
AZL Schroder Emerging Markets Equity Fund CL 1	1,571	7,977
AZL Schroder Emerging Markets Equity Fund CL 2	114,391	89,111
AZL Schroder International Small Cap Fund	21,129	39,131
AZL Small Cap Stock Index Fund	35,536	42,137
AZL TargetPLUS Balanced Fund	124,101	178,809
AZL TargetPLUS Equity Fund	33,762	101,612
AZL TargetPLUS Growth Fund	42,970	121,735
AZL TargetPLUS Moderate Fund	32,849	95,681
AZL Turner Quantitative Small Cap Growth Fund	19,805	17,314
AZL Van Kampen Equity and Income Fund	149,613	90,311
AZL Van Kampen Global Real Estate Fund	39,128	36,100
AZL Van Kampen Growth and Income Fund	45,583	55,007
AZL Van Kampen International Equity Fund	205,092	89,338
AZL Van Kampen Mid Cap Growth Fund	94,187	84,050
BlackRock Global Allocations V.I. Fund	541,192	156,875
Davis VA Financial Portfolio	35,669	30,946
Davis VA Real Estate Portfolio	18	201
Davis VA Value Portfolio	2,198	13,607
Franklin Global Communications Securities Fund	9,632	123,425
Franklin Growth and Income Securities Fund	17,678	41,573
Franklin High Income Securities Fund	140,959	82,873
Franklin Income Securities Fund	201,645	223,550
Franklin Large Cap Growth Securities Fund	7,777	25,764
Franklin Money Market Fund	1	24,005
Franklin Real Estate Fund	19,153	22,030
Franklin Rising Dividends Securities Fund	13,153	49,997
Franklin Small Cap Value Securities Fund	6,147	13,667
Franklin Small-Mid Cap Growth Securities Fund	4,819	23,425
Franklin Templeton VIP Founding Funds Allocation Fund	73,853	52,020
Franklin U.S. Government Fund	241,904	226,080
Franklin Zero Coupon Fund 2010	57,129	73,930
J.P. Morgan International Opportunities Portfolio	8	182
J.P. Morgan U.S. Large Cap Core Equity Portfolio	7	316
JPMIT International Equity Fund	180	16
JPMorgan Insurance Trust U.S. Equity Portfolio	287	25
Mutual Global Discovery Securities Fund	133,228	147,901

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Cost of Purchases	Proceeds from Sales
Mutual Shares Securities Fund	$ 107,723	$ 163,127
OpCap Mid Cap Portfolio	34,180	25,311
Oppenheimer Global Securities Fund/VA	6,609	19,538
Oppenheimer High Income Fund/VA	9,973	9,728
Oppenheimer Main Street Fund/VA	3,199	10,128
PIMCO VIT All Asset Portfolio	124,936	69,870
PIMCO VIT Commodity RealReturn Strategy Portfolio	104,713	56,467
PIMCO VIT Emerging Markets Bond Portfolio	66,578	33,236
PIMCO VIT Global Bond Portfolio	70,829	49,908
PIMCO VIT Global Multi-Asset Portfolio	11,259	276
PIMCO VIT High Yield Portfolio	149,195	91,908
PIMCO VIT Real Return Portfolio	178,201	112,445
PIMCO VIT StocksPLUS Growth and Income Portfolio	1,579	8,938
PIMCO VIT Total Return Portfolio	485,369	226,045
Seligman Global Technology Portfolio	41	283
Seligman Small-Cap Value Portfolio	3,004	10,628
SP International Growth Portfolio	1,225	2,282
SP Strategic Partners Focused Growth Portfolio	3,044	4,177
Templeton Global Asset Allocation Fund	1,660	1,908
Templeton Foreign Securities Fund	22,451	38,454
Templeton Global Bond Securities Fund	163,490	72,236
Templeton Growth Securities Fund	76,456	113,473
Van Kampen LIT Capital Growth Portfolio	-	295
Van Kampen LIT Enterprise Portfolio	2	102
Van Kampen LIT Growth and Income Portfolio	22	278

5.       CONTRACT TRANSACTIONS – ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2009 and 2008 are as follows:

	AIM V.I. Capital Appreciation Fund		AIM V.I. Core Equity Fund		AIM V.I. International Growth Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	16	-	-	-	-	-
Transfers between funds	(63)	(43)	(18)	(22)	(13)	(11)
Surrenders and terminations	(86)	(107)	(34)	(65)	(12)	(23)
Rescissions	-	-	-	-	-	-
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	(1)	(1)	-	-	-	-
Total Net Contract Transactions	(134)	(151)	(52)	(87)	(25)	(34)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Alger American Capital Appreciation Portfolio		Alger American LargeCap Growth Portfolio		Alger American MidCap Growth Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	16	-	10	-	-	-
Transfers between funds	(24)	(11)	(29)	(31)	(20)	(41)
Surrenders and terminations	(17)	(41)	(26)	(77)	(51)	(65)
Rescissions	-	-	-	-	-	-
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	-	-	-	-	-	-
Total Net Contract Transactions	(25)	(52)	(45)	(108)	(71)	(106)

	Alger American SmallCap Growth Portfolio		AZL AIM International Equity Fund		AZL Allianz Global Investors Select Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	-	-	1,154	2,701	195	-
Transfers between funds	(5)	(7)	9,649	(5,054)	80	-
Surrenders and terminations	(6)	(11)	(757)	(954)	-	-
Rescissions	-	-	(67)	(124)	(1)	-
Bonus	-	-	10	41	4	-
Contract Maintenance Charges	-	-	(6)	(4)	-	-
Total Net Contract Transactions	(11)	(18)	9,983	(3,394)	278	-

	AZL Balanced Index Strategy Fund		AZL BlackRock Capital Appreciation Fund		AZL BlackRock Growth Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	550	-	2,402	1,761	1,327	3,348
Transfers between funds	12,509	-	23,869	(784)	(26,685)	9,970
Surrenders and terminations	(101)	-	(659)	(280)	(1,420)	(885)
Rescissions	(1)	-	(90)	(37)	(76)	(139)
Bonus	1	-	14	17	7	46
Contract Maintenance Charges	(1)	-	(4)	(1)	(10)	(5)
Total Net Contract Transactions	12,957	-	25,532	676	(26,857)	12,335

	AZL Columbia Mid Cap Value Fund		AZL Columbia Small Cap Value Fund		AZL Columbia Technology Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,584	1,970	881	871	885	1,980
Transfers between funds	2,931	(422)	65	(88)	(8,695)	(3,558)
Surrenders and terminations	(304)	(177)	(251)	(293)	(435)	(682)
Rescissions	(80)	(40)	(39)	(17)	(39)	(57)
Bonus	7	20	6	9	7	35
Contract Maintenance Charges	(2)	(1)	(2)	(1)	(4)	(3)
Total Net Contract Transactions	4,136	1,350	660	(329)	(8,281)	(2,285)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	AZL Davis NY Venture Fund		AZL Dreyfus Equity Growth Fund		AZL Eaton Vance Large Cap Value Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	4,435	5,630	1,197	2,323	1,471	2,254
Transfers between funds	(2,668)	9,710	(861)	(6,789)	(1,691)	(13,732)
Surrenders and terminations	(3,090)	(2,072)	(1,384)	(2,022)	(2,361)	(3,785)
Rescissions	(182)	(203)	(47)	(67)	(59)	(72)
Bonus	16	50	8	21	8	20
Contract Maintenance Charges	(22)	(9)	(9)	(7)	(17)	(14)
Total Net Contract Transactions	(1,511)	13,106	(1,096)	(6,541)	(2,649)	(15,329)

	AZL First Trust Target Double Play Fund		AZL Franklin Small Cap Value Fund		AZL Franklin Templeton Founding Strategy Plus Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	3,054	5,425	1,332	2,252	617	-
Transfers between funds	(14,187)	(1,436)	(566)	(4,829)	364	-
Surrenders and terminations	(352)	(557)	(746)	(999)	(1)	-
Rescissions	(151)	(119)	(52)	(71)	(3)	-
Bonus	31	46	8	29	4	-
Contract Maintenance Charges	(4)	(2)	(6)	(4)	-	-
Total Net Contract Transactions	(11,609)	3,357	(30)	(3,622)	981	-

	AZL Fusion Balanced Fund		AZL Fusion Conservative Fund		AZL Fusion Growth Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	17,177	13,394	240	-	8,808	22,791
Transfers between funds	5,210	(6,273)	337	-	(3,134)	(24,031)
Surrenders and terminations	(2,498)	(2,907)	(1)	-	(3,850)	(4,587)
Rescissions	(616)	(342)	-	-	(489)	(641)
Bonus	156	126	-	-	88	315
Contract Maintenance Charges	(12)	(7)	-	-	(39)	(26)
Total Net Contract Transactions	19,417	3,991	576	-	1,384	(6,179)

	AZL Fusion Moderate Fund		AZL International Index Fund		AZL JPMorgan Large Cap Equity Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	38,156	15,937	46	-	708	1,557
Transfers between funds	1,986	(24,925)	3,581	-	(11,580)	(4,327)
Surrenders and terminations	(3,236)	(4,308)	(34)	-	(738)	(902)
Rescissions	(1,051)	(498)	(1)	-	(41)	(56)
Bonus	283	153	1	-	4	17
Contract Maintenance Charges	(26)	(17)	-	-	(5)	(5)
Total Net Contract Transactions	36,112	(13,658)	3,593	-	(11,652)	(3,716)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	AZL JPMorgan U.S. Equity Fund		AZL LMP Large Cap Growth Fund		AZL MFS Investors Trust Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	679	1,332	-	553	2,381	4,105
Transfers between funds	6,426	(3,408)	-	(12,586)	1,027	2,409
Surrenders and terminations	(525)	(596)	-	(1,037)	(1,268)	(948)
Rescissions	(29)	(40)	-	(12)	(109)	(134)
Bonus	5	21	-	7	14	38
Contract Maintenance Charges	(5)	(3)	-	(3)	(8)	(4)
Total Net Contract Transactions	6,551	(2,694)	-	(13,078)	2,037	5,466

	AZL Moderate Index Strategy Fund		AZL Money Market Fund		AZL NACM International Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	660	-	49,477	42,828	239	694
Transfers between funds	15,796	-	(42,732)	11,198	(1,455)	(12)
Surrenders and terminations	(112)	-	(13,192)	(15,426)	(38)	(55)
Rescissions	(38)	-	(1,822)	(1,259)	(17)	(28)
Bonus	5	-	377	499	1	6
Contract Maintenance Charges	(1)	-	(25)	(13)	-	-
Total Net Contract Transactions	16,310	-	(7,917)	37,827	(1,270)	605

	AZL OCC Growth Fund		AZL OCC Opportunity Fund		AZL OCC Value Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	8	-	525	1,091	-	544
Transfers between funds	44	-	1,983	(2,511)	-	(28,436)
Surrenders and terminations	-	-	(536)	(661)	-	(2,398)
Rescissions	-	-	(22)	(35)	-	(33)
Bonus	-	-	4	13	-	5
Contract Maintenance Charges	-	-	(4)	(3)	-	(8)
Total Net Contract Transactions	52	-	1,950	(2,106)	-	(30,326)

	AZL Oppenheimer Global Fund		AZL Oppenheimer International Growth Fund		AZL PIMCO Fundamental IndexPLUS Total Return Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,002	1,790	711	2,426	492	524
Transfers between funds	(11,329)	(4,346)	(9,692)	(4,418)	(1,776)	321
Surrenders and terminations	(488)	(711)	(404)	(687)	102)	(51)
Rescissions	(71)	(71)	(33)	(83)	(13)	(18)
Bonus	7	22	5	42	5	6
Contract Maintenance Charges	(5)	(4)	(3)	(3)	(1)	-
Total Net Contract Transactions	(10,884)	(3,320)	(9,416)	(2,723)	(1,395)	782

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	AZL S&P 500 Index Fund		AZL Schroder Emerging Markets Equity Fund CL 1		AZL Schroder Emerging Markets Equity Fund CL 2
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	5,137	4,988	1,286	6	1,886	3,489
Transfers between funds	19,881	23,517	(248)	4,928	2,689	8,092
Surrenders and terminations	(2,512)	(756)	(652)	(17)	(1,339)	(720)
Rescissions	(155)	(81)	-	-	(91)	(130)
Bonus	43	61	-	-	22	48
Contract Maintenance Charges	(16)	(4)	(3)	-	(11)	(4)
Total Net Contract Transactions	22,378	27,725	383	4,917	3,156	10,775

	AZL Schroder International Small Cap Fund		AZL Small Cap Stock Index Fund		AZL TargetPLUS Balanced Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	567	1,437	2,229	1,907	7,903	5,514
Transfers between funds	(2,923)	-	(1,165)	15,759	(13,819)	80
Surrenders and terminations	(74)	(80)	(1,426)	(388)	(348)	(108)
Rescissions	(45)	(39)	(62)	(53)	(241)	(198)
Bonus	4	18	28	19	88	61
Contract Maintenance Charges	(1)	-	(9)	(3)	(2)	-
Total Net Contract Transactions	(2,472)	1,336	(405)	17,241	(6,419)	5,349

	AZL TargetPLUS Equity Fund		AZL TargetPLUS Growth Fund		AZL TargetPLUS Moderate Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	2,754	4,875	2,565	8,052	1,869	6,412
Transfers between funds	(13,019)	(1,847)	(13,103)	(660)	(9,271)	(356)
Surrenders and terminations	(267)	(427)	(235)	(215)	(349)	(303)
Rescissions	(90)	(152)	(121)	(224)	(103)	(246)
Bonus	57	60	23	112	12	112
Contract Maintenance Charges	(4)	(2)	(4)	(1)	(2)	(1)
Total Net Contract Transactions	(10,569)	2,507	(10,875)	7,064	(7,844)	5,618

	AZL Turner Quantitative Small Cap Growth Fund		AZL Van Kampen Equity and Income Fund		AZL Van Kampen Global Real Estate Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	450	656	8,275	3,617	1,246	2,214
Transfers between funds	160	(588)	(363)	(7,195)	(59)	(1,705)
Surrenders and terminations	(130)	(131)	(902)	(1,222)	(388)	(394)
Rescissions	(15)	(15)	(146)	(119)	(57)	(90)
Bonus	3	7	63	31	15	26
Contract Maintenance Charges	(1)	(1)	(6)	(4)	(3)	(2)
Total Net Contract Transactions	467	(72)	6,921	(4,892)	754	49

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	AZL Van Kampen Growth and Income Fund		AZL Van Kampen International Equity Fund		AZL Van Kampen Mid Cap Growth Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,700	2,023	1,448	2,768	2,102	4,574
Transfers between funds	(1,201)	(5,901)	5,878	(7,468)	1,112	(8,589)
Surrenders and terminations	(1,244)	(2,061)	(950)	(1,302)	(1,525)	(1,965)
Rescissions	(54)	(84)	(65)	(91)	(83)	(212)
Bonus	12	20	15	26	17	58
Contract Maintenance Charges	(8)	(6)	(7)	(5)	(11)	(8)
Total Net Contract Transactions	(795)	(6,009)	6,319	(6,072)	1,612	(6,142)

	BlackRock Global Allocations V.I. Fund		Davis VA Financial Portfolio		Davis VA Real Estate Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	36,019	11,279	904	1,290	-	-
Transfers between funds	14,000	5,094	419	(1,015)	(6)	(5)
Surrenders and terminations	(1,276)	(236)	(429)	(534)	(7)	(5)
Rescissions	(988)	(272)	(33)	(39)	-	-
Bonus	243	74	9	15	-	-
Contract Maintenance Charges	(6)	(1)	(3)	(2)	-	-
Total Net Contract Transactions	47,992	15,938	867	(285)	(13)	(10)

	Davis VA Value Portfolio		Dreyfus IP Small Cap Stock Index Portfolio		Dreyfus Stock Index Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	131	57	-	114	-	166
Transfers between funds	(620)	(2,549)	-	(15,172)	-	(23,394)
Surrenders and terminations	(716)	(1,205)	-	(828)	-	(1,654)
Rescissions	(4)	(2)	-	(4)	-	(13)
Bonus	-	1	-	1	-	1
Contract Maintenance Charges	(4)	(3)	-	(3)	-	(5)
Total Net Contract Transactions	(1,213)	(3,701)	-	(15,892)	-	(24,899)

	Franklin Global Communications Securities Fund		Franklin Growth and Income Securities Fund		Franklin High Income Securities Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	120	724	4,635	89	1,742	819
Transfers between funds	(6,650)	(2,442)	(499)	(1,777)	2,183	(2,048)
Surrenders and terminations	(222)	(727)	(1,840)	(1,188)	(700)	(765)
Rescissions	(5)	(25)	(1)	(9)	(41)	(32)
Bonus	2	13	-	1	12	11
Contract Maintenance Charges	(2)	(4)	(6)	(5)	(3)	(2)
Total Net Contract Transactions	(6,757)	(2,461)	2,289	(2,889)	3,193	(2,017)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Franklin Income Securities Fund		Franklin Large Cap Growth Securities Fund		Franklin Money Market Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	5,161	3,796	2,680	175	-	-
Transfers between funds	(1,563)	(7,889)	(618)	(3,499)	(1,349)	(26)
Surrenders and terminations	(1,935)	(2,183)	(932)	(1,109)	(70)	(129)
Rescissions	(77)	(135)	(10)	(19)	-	-
Bonus	11	29	1	1	-	-
Contract Maintenance Charges	(10)	(8)	(6)	(5)	-	(1)
Total Net Contract Transactions	1,587	(6,390)	1,115	(4,456)	(1,419)	(156)

	Franklin Real Estate Fund		Franklin Rising Dividends Securities Fund		Franklin Small Cap Value Securities Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	366	53	1,942	94	435	53
Transfers between funds	(205)	(1,578)	(593)	(3,581)	(363)	(2,224)
Surrenders and terminations	(352)	(515)	(1,075)	(1,448)	(525)	(752)
Rescissions	(3)	(3)	(3)	(6)	(4)	(9)
Bonus	1	1	1	-	-	1
Contract Maintenance Charges	(2)	(2)	(6)	(5)	(3)	(2)
Total Net Contract Transactions	(195)	(2,044)	266	(4,946)	(460)	(2,933)

	Franklin Small-Mid Cap Growth Securities Fund		Franklin Templeton VIP Founding Funds Allocation Fund		Franklin U.S. Government Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,324	73	4,617	17,286	2,805	1,843
Transfers between funds	(533)	(1,565)	34	(1,115)	153	57
Surrenders and terminations	(732)	(903)	(623)	(458)	(2,065)	(2,040)
Rescissions	(3)	(4)	(292)	(582)	(115)	(79)
Bonus	1	2	19	169	22	18
Contract Maintenance Charges	(4)	(4)	(7)	(2)	(6)	(5)
Total Net Contract Transactions	53	(2,401)	3,748	15,298	794	(206)

	Franklin Zero Coupon Fund 2010		J.P. Morgan International Opportunities Portfolio		J.P. Morgan U.S. Large Cap Core Equity Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	562	387	-	-	-	-
Transfers between funds	(618)	562	(25)	(11)	(49)	-
Surrenders and terminations	(272)	(315)	(1)	(4)	(5)	(11)
Rescissions	(55)	(21)	-	-	-	-
Bonus	6	3	-	-	-	-
Contract Maintenance Charges	(1)	(1)	-	-	-	-
Total Net Contract Transactions	(378)	615	(26)	(15)	(54)	(11)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	JPMIT International Equity Fund		JPMorgan Insurance Trust U.S. Equity Portfolio		Jennison 20/20 Focus Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	-	-	-	-	-	41
Transfers between funds	17	-	27	-	-	(6,298)
Surrenders and terminations	(1)	-	(1)	-	-	(395)
Rescissions	-	-	-	-	-	(2)
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	-	-	-	-	-	(1)
Total Net Contract Transactions	16	-	26	-	-	(6,655)

	Mutual Global Discovery Securities Fund		Mutual Shares Securities Fund		OpCap Mid Cap Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	5,080	3,730	7,663	5,542	1,355	2,069
Transfers between funds	(1,014)	(9,111)	(2,967)	(16,040)	446	287
Surrenders and terminations	(2,751)	(2,135)	(4,055)	(3,744)	(264)	(196)
Rescissions	(104)	(176)	(109)	(264)	(52)	(77)
Bonus	11	39	16	50	8	24
Contract Maintenance Charges	(10)	(8)	(18)	(13)	(2)	(1)
Total Net Contract Transactions	1,212	(7,661)	530	(14,469)	1,491	2,106

	Oppenheimer Global Securities Fund/VA		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Fund/VA
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	93	75	49	12	287	110
Transfers between funds	(682)	(3,073)	398	1,578	(407)	(2,706)
Surrenders and terminations	(861)	(1,343)	(245)	(244)	(729)	(1,312)
Rescissions	(5)	(5)	(1)	-	(7)	(12)
Bonus	1	1	1	-	1	1
Contract Maintenance Charges	(5)	(4)	(1)	(1)	(5)	(5)
Total Net Contract Transactions	(1,459)	(4,349)	201	1,345	(860)	(3,924)

	PIMCO VIT All Asset Portfolio		PIMCO VIT Commodity RealReturn Strategy Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	4,341	2,990	2,308	4,447	1,402	1,225
Transfers between funds	953	(4,833)	2,602	(36)	1,555	(1,318)
Surrenders and terminations	(878)	(1,001)	(822)	(895)	(263)	(262)
Rescissions	(130)	(69)	(104)	(155)	(49)	(30)
Bonus	28	44	16	60	12	16
Contract Maintenance Charges	(4)	(3)	(6)	(3)	(1)	(1)
Total Net Contract Transactions	4,310	(2,872)	3,994	3,418	2,656	(370)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	PIMCO VIT Global Bond Portfolio		PIMCO VIT Global Multi-Asset Portfolio		PIMCO VIT High Yield Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,565	2,732	583	-	2,421	1,218
Transfers between funds	114	220	507	-	2,905	(3,281)
Surrenders and terminations	(565)	(691)	(2)	-	(771)	(1,091)
Rescissions	(52)	(115)	(4)	-	(87)	(45)
Bonus	10	27	8	-	15	13
Contract Maintenance Charges	(2)	(2)	-	-	(4)	(3)
Total Net Contract Transactions	1,070	2,171	1,092	-	4,479	(3,189)

	PIMCO VIT Real Return Portfolio		PIMCO VIT StocksPLUS Growth and Income Portfolio		PIMCO VIT Total Return Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	3,747	4,365	16	12	11,803	5,955
Transfers between funds	2,727	(3,787)	(1,176)	(194)	9,146	(3,342)
Surrenders and terminations	(1,684)	(1,782)	(97)	(259)	(4,526)	(3,978)
Rescissions	(177)	(167)	-	(3)	(334)	(191)
Bonus	30	60	-	-	59	77
Contract Maintenance Charges	(8)	(6)	(1)	(1)	(13)	(10)
Total Net Contract Transactions	4,635	(1,317)	(1,258)	(445)	16,135	(1,489)

	Seligman Global Technology Portfolio		Seligman Small-Cap Value Portfolio		SP International Growth Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	4	-	28	30	36	27
Transfers between funds	(13)	(12)	(154)	(888)	(53)	(981)
Surrenders and terminations	(33)	(26)	(308)	(471)	(140)	(214)
Rescissions	-	-	(1)	-	(2)	(11)
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	-	-	(2)	(2)	(1)	(1)
Total Net Contract Transactions	(42)	(38)	(437)	(1,331)	(160)	(1,180)

	SP Strategic Partners Focused Growth Portfolio		Templeton Global Asset Allocation Fund		Templeton Developing Markets Securities Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	10	39	706	-	-	129
Transfers between funds	42	(1,008)	(20)	(18)	-	(12,151)
Surrenders and terminations	(192)	(284)	(107)	(30)	-	(817)
Rescissions	(2)	-	-	-	-	(18)
Bonus	-	1	-	-	-	1
Contract Maintenance Charges	(1)	(1)	-	-	-	(3)
Total Net Contract Transactions	(143)	(1,253)	579	(48)	-	(12,859)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Templeton Foreign Securities Fund		Templeton Global Bond Securities Fund		Templeton Growth Securities Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	2,094	108	1,329	1,509	5,102	3,480
Transfers between funds	(662)	(2,359)	1,417	196	(1,837)	(9,449)
Surrenders and terminations	(1,014)	(1,315)	(364)	(325)	(2,428)	(2,161)
Rescissions	(5)	(4)	(60)	(44)	(62)	(142)
Bonus	1	1	10	15	5	31
Contract Maintenance Charges	(6)	(5)	(2)	(1)	(13)	(10)
Total Net Contract Transactions	408	(3,574)	2,330	1,350	767	(8,251)

	Van Kampen LIT Capital Growth Portfolio		Van Kampen LIT Enterprise Portfolio		Van Kampen LIT Growth and Income Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	-	-	-	-	-	-
Transfers between funds	(15)	(48)	(16)	(2)	(13)	(1)
Surrenders and terminations	(33)	(87)	-	(2)	(11)	(3)
Rescissions	-	-	-	-	-	-
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	-	-	-	-	-	-
Total Net Contract Transactions	(48)	(135)	(16)	(4)	(24)	(4)

	Total All Funds
	2009	2008
Contract Transactions
Purchase payments	299,317	270,756
Transfers between funds	(59,892)	(244,098)
Surrenders and terminations	(88,378)	(100,530)
Rescissions	(9,548)	(8,714)
Bonus	2,048	3,065
Contract Maintenance Charges	(484)	(334)
Total Net Contract Transactions	143,063	(79,855)

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

6.       FINANCIAL HIGHLIGHTS

A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, is as follows:
	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AIM V.I. Capital Appreciation Fund
2009	847	$5.09	to	$5.85	4,645	0.62%	1.15%	to	2.55%	18.03%	to	19.69%
2008	981	$4.31	to	$4.89	4,594	0.00%	1.15%	to	2.55%	-43.94%	to	-43.15%
2007	1,132	$7.69	to	$8.60	9,390	0.00%	1.15%	to	2.55%	9.18%	to	10.73%
2006	1,568	$7.05	to	$7.77	11,798	0.05%	1.15%	to	2.55%	3.63%	to	5.09%
2005	762	$6.80	to	$7.39	5,430	0.05%	1.15%	to	2.55%	6.10%	to	7.59%
AIM V.I. Core Equity Fund
2009	312	$9.68	to	$10.20	3,117	1.79%	1.15%	to	2.55%	25.07%	to	26.83%
2008	364	$7.74	to	$8.04	2,884	2.01%	1.15%	to	2.55%	-31.90%	to	-30.94%
2007	451	$11.37	to	$11.64	5,199	1.02%	1.15%	to	2.55%	5.38%	to	6.87%
2006	609	$10.85	to	$10.95	6,644	1.59%	1.15%	to	2.55%	9.03%	to	9.56%
2005	1,110	$6.41	to	$6.97	7,473	0.79%	1.15%	to	2.55%	3.00%	to	4.45%
AIM V.I. International Growth Fund
2009	143	$9.04	to	$10.19	1,381	1.48%	1.15%	to	2.55%	31.84%	to	33.70%
2008	168	$6.85	to	$7.62	1,221	0.54%	1.15%	to	2.55%	-41.88%	to	-41.06%
2007	202	$11.76	to	$12.93	2,493	0.37%	1.15%	to	2.55%	11.82%	to	13.40%
2006	275	$10.45	to	$11.51	3,037	0.98%	1.15%	to	2.55%	25.01%	to	26.77%
2005	326	$8.28	to	$8.99	2,826	0.65%	1.15%	to	2.55%	14.97%	to	16.58%
Alger American Capital Appreciation Portfolio
2009	241	$9.24	to	$9.77	2,227	0.00%	1.15%	to	2.55%	47.30%	to	49.37%
2008	266	$6.23	to	$6.56	1,750	0.00%	1.15%	to	2.55%	-46.52%	to	-45.76%
2007	318	$11.58	to	$12.11	3,881	0.00%	1.15%	to	2.55%	30.15%	to	32.00%
2006	380	$8.44	to	$9.33	3,523	0.00%	1.15%	to	2.55%	16.27%	to	17.90%
2005	461	$7.55	to	$7.81	3,627	0.00%	1.35%	to	1.90%	12.30%	to	12.92%
Alger American LargeCap Growth Portfolio
2009	491	$6.95	to	$7.65	3,662	0.67%	1.15%	to	2.55%	43.86%	to	45.88%
2008	536	$4.74	to	$5.38	2,797	0.22%	1.15%	to	2.55%	-47.51%	to	-46.77%
2007	644	$9.02	to	$10.11	6,352	0.35%	1.15%	to	2.55%	16.91%	to	18.57%
2006	852	$7.72	to	$8.53	7,105	0.13%	1.15%	to	2.55%	2.51%	to	3.95%
2005	1,088	$7.53	to	$8.20	8,756	0.24%	1.15%	to	2.35%	9.44%	to	10.76%
Alger American MidCap Growth Portfolio
2009	360	$9.37	to	$10.77	3,661	0.00%	1.15%	to	2.55%	47.88%	to	49.97%
2008	431	$6.34	to	$7.18	2,941	0.17%	1.15%	to	2.55%	-59.41%	to	-58.83%
2007	537	$15.62	to	$17.45	8,955	0.00%	1.15%	to	2.55%	28.23%	to	30.05%
2006	732	$12.18	to	$13.42	9,429	0.00%	1.15%	to	2.55%	7.38%	to	8.88%
2005	944	$11.34	to	$12.32	11,240	0.00%	1.15%	to	2.55%	7.07%	to	8.57%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Alger American SmallCap Growth Portfolio
2009	88	$6.34	to	$7.14	609	0.00%	1.15%	to	2.55%	41.84%	to	43.84%
2008	99	$4.47	to	$4.98	479	0.00%	1.15%	to	2.55%	-47.95%	to	-47.21%
2007	117	$8.59	to	$9.60	1,076	0.00%	1.15%	to	2.55%	14.27%	to	15.89%
2006	128	$7.52	to	$8.28	1,018	0.00%	1.15%	to	2.55%	17.00%	to	18.65%
2005	164	$6.42	to	$6.98	1,108	0.00%	1.15%	to	2.55%	13.95%	to	15.55%
AZL AIM International Equity Fund
2009	22,266	$13.30	to	$15.56	316,324	1.61%	1.00%	to	3.15%	30.16%	to	32.99%
2008	12,283	$10.31	to	$11.63	133,883	0.47%	1.00%	to	3.00%	-43.24%	to	-42.09%
2007	15,677	$18.42	to	$20.11	300,838	0.53%	1.00%	to	2.95%	11.27%	to	13.48%
2006	12,836	$16.51	to	$17.88	219,438	0.22%	1.00%	to	2.70%	13.31%	to	23.67%
2005	8,473	$13.35	to	$14.13	116,487	0.25%	1.15%	to	2.70%	13.27%	to	15.04%
AZL Allianz Global Investors Select Fund
20096	278	$10.17	to	$10.21	2,830	1.60%	1.15%	to	3.15%	1.73%	to	2.11%
AZL Balanced Index Strategy Fund
20096	12,957	$10.00	to	$10.04	129,820	0.00%	1.00%	to	3.15%	0.87%	to	1.28%
AZL BlackRock Capital Appreciation Fund
2009	30,874	$10.15	to	$11.17	326,427	0.00%	1.00%	to	3.15%	31.25%	to	34.11%
2008	5,342	$7.76	to	$8.30	42,814	0.00%	1.00%	to	3.00%	-38.26%	to	-37.01%
2007	4,666	$12.70	to	$13.16	60,239	0.00%	1.00%	to	2.95%	7.68%	to	9.81%
2006	4,061	$11.75	to	$12.07	48,235	0.00%	1.00%	to	2.60%	-1.03%	to	9.57%
20051	3,038	$11.87	to	$11.97	36,245	0.00%	1.40%	to	2.60%	18.74%	to	19.68%
AZL Columbia Mid Cap Value Fund
2009	9,377	$5.97	to	$6.42	57,894	0.84%	1.00%	to	3.15%	28.20%	to	30.99%
2008	5,241	$4.66	to	$4.90	25,031	0.56%	1.00%	to	3.00%	-53.57%	to	-52.63%
2007	3,891	$10.11	to	$10.36	39,787	0.01%	1.00%	to	2.95%	0.82%	to	2.82%
2006	1,876	$10.00	to	$10.10	18,837	0.61%	1.00%	to	2.60%	10.18%	to	10.79%
AZL Columbia Small Cap Value Fund
2009	5,019	$7.10	to	$10.42	48,201	0.28%	1.00%	to	3.15%	20.83%	to	23.45%
2008	4,359	$5.77	to	$8.43	34,886	0.60%	1.00%	to	3.00%	-34.10%	to	-32.77%
2007	4,688	$11.86	to	$12.55	57,106	0.25%	1.00%	to	2.95%	-10.92%	to	-9.16%
2006	5,250	$13.28	to	$13.90	71,186	0.07%	1.00%	to	2.70%	10.39%	to	12.01%
2005	4,551	$12.03	to	$12.29	55,521	0.00%	1.40%	to	2.70%	0.64%	to	1.96%
AZL Davis NY Venture Fund
2009	41,658	$8.96	to	$10.64	401,845	0.79%	1.00%	to	3.15%	27.74%	to	30.52%
2008	43,169	$7.12	to	$8.10	326,971	0.94%	1.00%	to	3.00%	-42.26%	to	-41.10%
2007	30,063	$12.51	to	$13.77	395,443	0.44%	1.00%	to	2.95%	1.11%	to	3.11%
2006	30,217	$12.34	to	$13.47	389,221	0.29%	1.00%	to	2.70%	9.24%	to	10.88%
2005	23,999	$11.13	to	$11.87	276,557	0.13%	1.15%	to	2.70%	6.77%	to	8.43%
AZL Dreyfus Equity Growth Fund
2009	18,168	$7.67	to	$9.00	150,833	0.51%	1.00%	to	3.15%	30.58%	to	33.42%
2008	19,264	$5.92	to	$6.75	121,848	0.29%	1.00%	to	3.00%	-43.36%	to	-42.21%
2007	25,805	$10.64	to	$11.71	287,472	0.06%	1.00%	to	2.95%	5.57%	to	7.67%
2006	11,304	$10.05	to	$10.97	118,436	0.00%	1.00%	to	2.70%	9.93%	to	10.63%
2005	9,188	$9.14	to	$9.75	86,799	0.28%	1.15%	to	2.70%	1.78%	to	3.37%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Eaton Vance Large Cap Value Fund
2009	29,313	$8.43	to	$10.02	266,260	3.12%	1.00%	to	3.15%	22.61%	to	25.27%
2008	31,962	$6.92	to	$7.94	236,303	2.04%	1.00%	to	3.00%	-38.08%	to	-36.82%
2007	47,291	$11.36	to	$12.59	564,367	1.45%	1.00%	to	2.95%	-5.08%	to	-3.20%
2006	42,375	$11.93	to	$13.14	528,044	1.04%	1.00%	to	2.70%	9.38%	to	12.69%
2005	43,085	$10.59	to	$11.39	473,191	0.41%	1.15%	to	2.70%	1.16%	to	2.74%
AZL Franklin Small Cap Value Fund
2009	12,961	$13.14	to	$15.06	180,301	1.76%	1.00%	to	3.15%	26.56%	to	29.32%
2008	12,991	$10.43	to	$11.59	142,496	1.14%	1.00%	to	3.00%	-35.69%	to	-34.39%
2007	16,613	$16.45	to	$17.69	282,993	0.50%	1.00%	to	2.95%	-7.17%	to	-5.33%
2006	17,997	$17.68	to	$18.82	327,285	0.28%	1.00%	to	2.70%	10.54%	to	12.35%
2005	14,272	$15.74	to	$16.29	229,386	0.54%	1.40%	to	2.70%	4.19%	to	5.55%
AZL Franklin Templeton Founding Strategy Plus Fund
20096	981	$10.19	to	$10.22	54,234	0.47%	1.15%	to	3.15%	1.84%	to	2.23%
AZL Fusion Balanced Fund
2009	53,281	$10.01	to	$11.01	558,063	2.03%	1.00%	to	3.15%	22.78%	to	25.45%
2008	33,864	$8.18	to	$8.75	286,477	2.37%	1.00%	to	3.00%	-29.59%	to	-28.17%
2007	29,873	$11.74	to	$12.20	357,955	1.37%	1.00%	to	2.95%	3.98%	to	6.04%
2006	23,672	$11.25	to	$11.55	269,515	0.33%	1.00%	to	2.60%	6.68%	to	6.82%
20051	10,884	$10.54	to	$10.63	115,359	0.00%	1.40%	to	2.60%	5.47%	to	6.31%
AZL Fusion Conservative Fund
20096	576	$10.13	to	$10.15	5,844	2.27%	1.15%	to	3.15%	1.21%	to	1.59%
AZL Fusion Growth Fund
2009	82,691	$9.29	to	$10.22	797,026	2.21%	1.00%	to	3.15%	28.10%	to	30.88%
2008	81,307	$7.27	to	$7.79	610,094	1.49%	1.00%	to	3.00%	-40.75%	to	-39.55%
2007	87,486	$12.41	to	$12.90	1,103,016	0.48%	1.00%	to	2.95%	2.66%	to	4.70%
2006	72,625	$12.04	to	$12.37	883,579	0.07%	1.00%	to	2.60%	9.33%	to	10.05%
20051	30,467	$11.02	to	$11.11	337,345	0.00%	1.40%	to	2.60%	10.18%	to	11.06%
AZL Fusion Moderate Fund
2009	88,601	$9.67	to	$10.61	894,989	2.04%	1.00%	to	3.15%	25.73%	to	28.47%
2008	52,489	$7.75	to	$8.30	419,531	2.29%	1.00%	to	3.00%	-34.92%	to	-33.60%
2007	66,147	$12.00	to	$12.48	809,286	0.95%	1.00%	to	2.95%	3.43%	to	5.48%
2006	54,177	$11.57	to	$11.88	633,894	0.22%	1.00%	to	2.60%	7.88%	to	8.25%
20051	27,565	$10.72	to	$10.81	296,907	0.00%	1.40%	to	2.60%	7.24%	to	8.09%
AZL International Index Fund
20096	3,593	$9.73	to	$9.77	35,015	0.00%	1.00%	to	3.15%	-1.03%	to	-0.62%
AZL JPMorgan U.S. Equity Fund
2009	14,506	$9.39	to	$10.52	142,389	0.34%	1.00%	to	3.15%	29.57%	to	32.38%
2008	7,955	$7.28	to	$7.92	60,030	1.00%	1.00%	to	3.00%	-40.50%	to	-39.29%
2007	10,649	$12.34	to	$13.06	134,696	0.53%	1.00%	to	2.95%	0.76%	to	2.76%
2006	9,984	$12.21	to	$12.78	124,274	0.54%	1.00%	to	2.70%	8.92%	to	11.55%
2005	8,614	$10.95	to	$11.19	95,465	0.00%	1.40%	to	2.70%	2.65%	to	3.99%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL MFS Investors Trust Fund
2009	20,996	$12.11	to	$13.33	265,918	0.02%	1.00%	to	3.15%	47.10%	to	50.29%
2008	18,959	$8.28	to	$8.86	162,427	0.12%	1.00%	to	3.00%	-41.88%	to	-40.71%
2007	13,493	$14.36	to	$14.97	198,067	0.19%	1.00%	to	2.95%	7.50%	to	9.63%
2006	11,386	$13.35	to	$13.71	153,824	0.00%	1.00%	to	2.60%	9.90%	to	10.78%
20051	6,387	$12.15	to	$12.25	77,994	0.24%	1.40%	to	2.60%	21.50%	to	22.47%
AZL Moderate Index Strategy Fund
20096	16,310	$10.03	to	$10.07	163,917	0.00%	1.00%	to	3.15%	1.39%	to	1.80%
AZL Money Market Fund
2009	83,432	$9.34	to	$11.50	854,706	0.22%	1.00%	to	3.15%	-2.89%	to	-0.78%
2008	91,349	$9.74	to	$11.49	968,860	2.35%	1.00%	to	3.00%	-0.59%	to	1.42%
2007	53,522	$10.04	to	$11.35	576,147	4.71%	1.00%	to	2.95%	1.74%	to	3.75%
2006	37,014	$9.84	to	$11.07	387,308	4.42%	1.00%	to	2.70%	1.30%	to	1.67%
2005	30,862	$9.68	to	$10.61	314,957	2.56%	1.15%	to	2.70%	-0.15%	to	1.40%
AZL OCC Growth Fund
20096	52	$10.35	to	$10.38	3,399	0.06%	1.15%	to	3.15%	3.43%	to	3.82%
AZL OCC Opportunity Fund
2009	10,032	$11.93	to	$13.91	127,746	0.00%	1.00%	to	3.15%	53.20%	to	56.53%
2008	8,082	$7.83	to	$8.83	66,668	0.00%	1.00%	to	3.00%	-48.72%	to	-47.68%
2007	10,188	$15.49	to	$16.91	163,914	0.00%	1.00%	to	2.95%	5.70%	to	7.80%
2006	10,132	$14.61	to	$15.82	152,821	0.00%	1.00%	to	2.70%	8.71%	to	15.05%
2005	9,449	$13.44	to	$14.23	130,378	0.00%	1.15%	to	2.70%	2.29%	to	3.88%
AZL S&P 500 Index Fund
2009	52,875	$6.11	to	$7.57	386,786	0.39%	1.00%	to	3.15%	21.47%	to	24.11%
2008	30,497	$4.97	to	$6.10	183,421	0.00%	1.00%	to	3.00%	-39.47%	to	-38.24%
20073	2,772	$8.16	to	$9.90	27,330	2.43%	1.00%	to	2.95%	-2.20%	to	-0.91%
AZL Schroder Emerging Markets Equity Fund CL 1
2009	5,324	$10.80	to	$11.03	46,225	0.35%	1.40%	to	2.20%	68.70%	to	70.06%
2008	4,941	$6.40	to	$6.49	32,104	0.03%	1.40%	to	2.20%	-52.87%	to	-52.49%
20073	24	$13.59	to	$13.65	335	0.00%	1.40%	to	2.20%	20.41%	to	21.05%
AZL Schroder Emerging Markets Equity Fund CL 2
2009	26,629	$9.40	to	$10.95	279,662	0.20%	1.00%	to	3.15%	66.45%	to	70.07%
2008	23,473	$5.62	to	$6.43	146,807	0.16%	1.00%	to	3.00%	-53.31%	to	-52.37%
2007	12,698	$12.00	to	$13.51	169,313	0.01%	1.00%	to	2.95%	15.62%	to	29.01%
20062	4,421	$10.39	to	$10.50	46,128	0.19%	1.00%	to	2.60%	17.97%	to	18.63%
AZL Small Cap Stock Index Fund
2009	18,081	$7.47	to	$7.89	137,478	0.00%	1.00%	to	3.15%	20.97%	to	23.60%
2008	18,486	$6.18	to	$6.38	116,150	1.30%	1.00%	to	3.00%	-32.99%	to	-31.63%
20073	1,245	$9.25	to	$9.34	11,585	1.09%	1.00%	to	2.95%	-7.67%	to	-6.45%
AZL Turner Quantitative Small Cap Growth Fund
2009	3,048	$8.56	to	$9.35	27,136	0.00%	1.00%	to	3.15%	27.32%	to	30.09%
2008	2,581	$6.74	to	$7.20	17,898	0.00%	1.00%	to	3.00%	-45.03%	to	-43.91%
2007	2,653	$12.37	to	$12.86	33,333	0.00%	1.00%	to	2.95%	2.97%	to	5.01%
2006	2,943	$11.97	to	$12.29	35,591	0.00%	1.00%	to	2.60%	8.46%	to	13.97%
20051	1,890	$11.04	to	$11.12	20,959	0.00%	1.40%	to	2.60%	10.38%	to	11.26%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Van Kampen Equity and Income Fund
2009	21,215	$10.56	to	$11.83	234,086	2.39%	1.00%	to	3.15%	19.04%	to	21.63%
2008	14,294	$8.95	to	$9.74	133,400	2.66%	1.00%	to	3.00%	-26.17%	to	-24.68%
2007	19,186	$12.23	to	$12.95	242,363	1.55%	1.00%	to	2.95%	0.05%	to	2.03%
2006	17,873	$12.20	to	$12.76	223,287	1.02%	1.00%	to	2.70%	7.23%	to	9.53%
2005	14,278	$11.14	to	$11.38	161,504	0.00%	1.40%	to	2.70%	3.91%	to	5.27%
AZL Van Kampen Global Real Estate Fund
2009	8,690	$7.53	to	$8.09	67,671	1.37%	1.00%	to	3.15%	35.84%	to	38.80%
2008	7,936	$5.55	to	$5.84	45,174	1.84%	1.00%	to	3.00%	-47.44%	to	-46.37%
2007	7,887	$10.64	to	$10.90	84,856	0.49%	1.00%	to	2.95%	-11.35%	to	-9.59%
20062	5,248	$11.96	to	$12.08	63,019	1.20%	1.00%	to	2.60%	18.32%	to	18.98%
AZL Van Kampen Growth and Income Fund
2009	16,633	$9.95	to	$11.84	179,126	2.50%	1.00%	to	3.15%	19.81%	to	22.41%
2008	17,428	$8.37	to	$9.65	156,857	2.14%	1.00%	to	3.00%	-34.85%	to	-33.53%
2007	23,437	$13.10	to	$14.53	323,375	1.23%	1.00%	to	2.95%	-0.36%	to	1.62%
2006	26,601	$13.12	to	$14.44	364,766	0.82%	1.00%	to	2.70%	9.56%	to	12.82%
2005	25,803	$11.63	to	$12.50	311,483	0.35%	1.15%	to	2.70%	6.33%	to	7.99%
AZL Van Kampen International Equity Fund
2009	21,766	$15.16	to	$17.33	349,516	7.43%	1.00%	to	3.15%	22.40%	to	25.06%
2008	15,447	$12.45	to	$13.83	202,363	2.02%	1.00%	to	3.00%	-30.68%	to	-29.28%
2007	21,519	$18.22	to	$19.59	406,292	0.00%	1.00%	to	2.95%	6.61%	to	8.72%
2006	22,029	$17.05	to	$18.14	386,210	1.55%	1.00%	to	2.70%	7.55%	to	18.03%
2005	17,131	$14.44	to	$14.95	252,646	0.00%	1.40%	to	2.70%	8.68%	to	10.10%
AZL Van Kampen Mid Cap Growth Fund
2009	25,366	$10.98	to	$13.12	302,330	0.00%	1.00%	to	3.15%	52.77%	to	56.10%
2008	23,754	$7.27	to	$8.38	184,718	0.30%	1.00%	to	3.00%	-50.04%	to	-49.03%
2007	29,896	$14.85	to	$16.47	464,770	0.03%	1.00%	to	2.95%	18.62%	to	20.97%
2006	18,548	$12.49	to	$13.75	241,109	0.00%	1.00%	to	2.70%	6.31%	to	13.18%
2005	16,140	$11.74	to	$12.63	196,210	0.00%	1.15%	to	2.70%	14.42%	to	16.20%
BlackRock Global Allocations V.I. Fund
2009	63,930	$9.17	to	$16.27	595,355	2.48%	1.15%	to	3.15%	17.17%	to	19.53%
20084	15,938	$7.83	to	$13.67	129,553	5.77%	1.15%	to	3.00%	-21.81%	to	-20.83%
Davis VA Financial Portfolio
2009	7,052	$9.90	to	$12.07	76,038	0.86%	1.00%	to	3.15%	36.80%	to	39.77%
2008	6,185	$7.29	to	$8.56	48,716	0.00%	1.00%	to	3.00%	-47.95%	to	-46.90%
2007	6,470	$14.28	to	$16.15	97,925	0.97%	1.00%	to	2.95%	-8.79%	to	-6.99%
2006	7,986	$15.62	to	$17.57	131,469	0.66%	1.00%	to	2.70%	13.42%	to	15.36%
2005	7,369	$13.54	to	$14.84	104,401	0.52%	1.15%	to	2.70%	5.50%	to	7.15%
Davis VA Real Estate Portfolio
2009	32	$18.05	to	$20.23	635	2.77%	1.15%	to	2.55%	28.41%	to	30.22%
2008	45	$14.05	to	$15.57	684	1.66%	1.15%	to	2.55%	-48.25%	to	-47.52%
2007	55	$27.16	to	$29.75	1,605	3.41%	1.15%	to	2.55%	-17.62%	to	-16.45%
2006	71	$32.97	to	$36.32	2,483	2.95%	1.15%	to	2.55%	31.00%	to	32.84%
2005	97	$25.17	to	$26.94	2,565	3.15%	1.40%	to	2.55%	10.29%	to	11.56%
 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Davis VA Value Portfolio
2009	7,213	$9.54	to	$11.12	73,314	0.86%	1.15%	to	2.70%	27.66%	to	29.66%
2008	8,426	$7.47	to	$8.58	67,417	0.84%	1.15%	to	2.70%	-41.92%	to	-41.01%
2007	12,127	$12.86	to	$14.54	166,627	1.04%	1.15%	to	2.70%	1.84%	to	3.43%
2006	14,707	$12.63	to	$14.06	196,912	0.75%	1.15%	to	2.70%	11.95%	to	13.69%
2005	16,693	$11.28	to	$12.37	197,991	0.95%	1.15%	to	2.70%	6.54%	to	8.20%
Franklin Growth and Income Securities Fund
2009	11,581	$22.29	to	$30.77	224,555	5.10%	1.00%	to	2.70%	23.18%	to	25.30%
2008	9,292	$18.10	to	$24.59	210,956	3.47%	1.00%	to	2.70%	-36.88%	to	-35.79%
2007	12,181	$28.67	to	$38.36	439,537	2.39%	1.00%	to	2.70%	-6.29%	to	-4.67%
2006	14,586	$30.60	to	$40.54	555,540	2.51%	1.00%	to	2.70%	9.40%	to	13.65%
2005	16,366	$26.92	to	$34.92	543,927	2.72%	1.15%	to	2.70%	0.76%	to	2.33%
Franklin High Income Securities Fund
2009	9,297	$18.70	to	$28.43	211,406	6.80%	1.00%	to	3.15%	38.27%	to	41.28%
2008	6,104	$14.08	to	$20.15	107,397	10.38%	1.00%	to	3.00%	-25.65%	to	-24.14%
2007	8,121	$19.89	to	$26.61	194,157	6.81%	1.00%	to	2.95%	-0.19%	to	1.69%
2006	9,155	$19.89	to	$26.29	217,690	6.24%	1.00%	to	2.70%	5.18%	to	6.46%
2005	9,108	$18.69	to	$24.24	203,114	5.98%	1.15%	to	2.70%	0.57%	to	2.29%
Franklin Income Securities Fund
2009	21,911	$31.50	to	$47.37	762,870	8.18%	1.00%	to	3.15%	31.39%	to	34.25%
2008	20,324	$24.44	to	$35.34	633,722	5.67%	1.00%	to	3.00%	-31.74%	to	-30.36%
2007	26,714	$37.99	to	$50.82	1,236,149	3.51%	1.00%	to	2.95%	0.83%	to	2.72%
2006	24,645	$37.62	to	$49.71	1,124,778	3.48%	1.00%	to	2.70%	7.12%	to	15.10%
2005	20,445	$32.68	to	$42.39	811,292	3.53%	1.15%	to	2.70%	-1.10%	to	0.45%
Franklin Large Cap Growth Securities Fund
2009	11,029	$14.58	to	$18.02	141,641	1.51%	1.00%	to	2.70%	26.28%	to	28.44%
2008	9,914	$11.54	to	$14.05	128,233	1.42%	1.00%	to	2.70%	-36.28%	to	-35.18%
2007	14,370	$18.12	to	$21.71	293,997	0.81%	1.00%	to	2.70%	3.39%	to	5.17%
2006	17,410	$17.52	to	$21.01	341,776	0.81%	1.00%	to	2.70%	7.95%	to	9.49%
2005	19,427	$16.23	to	$18.86	350,975	0.64%	1.15%	to	2.70%	-1.63%	to	-0.09%
Franklin Real Estate Fund
2009	3,931	$27.26	to	$37.63	116,520	12.82%	1.15%	to	2.70%	15.91%	to	17.75%
2008	4,126	$23.52	to	$31.96	114,219	1.18%	1.15%	to	2.70%	-43.93%	to	-43.03%
2007	6,170	$41.95	to	$56.12	306,481	2.40%	1.15%	to	2.70%	-22.98%	to	-21.76%
2006	8,543	$54.47	to	$71.74	548,475	1.99%	1.15%	to	2.70%	17.38%	to	19.21%
2005	9,882	$46.40	to	$60.18	537,862	1.44%	1.15%	to	2.70%	10.46%	to	12.18%
Franklin Rising Dividends Securities Fund
2009	10,849	$24.44	to	$32.12	262,333	1.59%	1.15%	to	2.70%	14.22%	to	16.04%
2008	10,583	$21.40	to	$27.69	265,219	1.97%	1.15%	to	2.70%	-29.05%	to	-27.93%
2007	15,529	$30.16	to	$38.42	549,522	2.48%	1.15%	to	2.70%	-5.29%	to	-3.78%
2006	19,516	$31.84	to	$39.95	722,650	1.12%	1.15%	to	2.70%	14.01%	to	15.79%
2005	21,765	$27.93	to	$34.50	701,663	0.95%	1.15%	to	2.70%	0.68%	to	2.25%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Franklin Small Cap Value Securities Fund
2009	5,229	$13.07	to	$15.66	68,848	1.71%	1.15%	to	2.70%	25.72%	to	27.74%
2008	5,689	$10.40	to	$12.27	64,002	1.22%	1.15%	to	2.70%	-34.81%	to	-33.78%
2007	8,622	$15.95	to	$18.53	149,192	0.70%	1.15%	to	2.70%	-4.99%	to	-3.50%
2006	11,149	$16.78	to	$19.20	201,830	0.65%	1.15%	to	2.70%	13.87%	to	15.65%
2005	13,411	$14.74	to	$16.60	211,689	0.81%	1.15%	to	2.70%	5.88%	to	7.53%
Franklin Small-Mid Cap Growth Securities Fund
2009	7,513	$16.91	to	$20.99	123,720	0.00%	1.15%	to	2.70%	39.75%	to	41.95%
2008	7,460	$12.10	to	$14.79	102,678	0.00%	1.15%	to	2.70%	-44.03%	to	-43.15%
2007	9,861	$21.62	to	$26.02	242,499	0.00%	1.15%	to	2.70%	8.26%	to	9.96%
2006	11,991	$19.97	to	$23.66	269,950	0.00%	1.15%	to	2.70%	5.81%	to	7.45%
2005	14,051	$18.87	to	$22.02	296,641	0.00%	1.15%	to	2.70%	2.00%	to	3.63%
Franklin Templeton VIP Founding Funds Allocation Fund
2009	23,594	$7.21	to	$7.56	173,591	2.69%	1.00%	to	3.15%	26.21%	to	28.95%
2008	19,846	$5.71	to	$5.87	114,681	3.51%	1.00%	to	3.00%	-37.77%	to	-36.51%
20073	4,548	$9.19	to	$9.26	41,977	0.00%	1.00%	to	2.95%	-8.25%	to	-7.36%
Franklin U.S. Government Fund
2009	17,911	$19.63	to	$29.69	450,582	3.84%	1.00%	to	3.15%	-0.10%	to	2.07%
2008	17,117	$20.45	to	$29.14	438,305	4.83%	1.00%	to	3.00%	4.40%	to	6.52%
2007	17,323	$20.48	to	$27.40	429,720	4.94%	1.00%	to	2.95%	2.32%	to	5.54%
2006	19,375	$19.74	to	$26.07	459,275	4.44%	1.00%	to	2.70%	1.25%	to	1.85%
2005	21,379	$19.49	to	$25.28	497,400	4.33%	1.15%	to	2.70%	-0.32%	to	1.24%
Franklin Zero Coupon Fund 2010
2009	2,688	$29.16	to	$44.21	95,054	4.41%	1.00%	to	3.15%	-2.67%	to	-0.56%
2008	3,066	$30.86	to	$44.52	116,167	4.54%	1.00%	to	3.00%	4.31%	to	6.42%
2007	2,451	$31.32	to	$41.90	90,911	4.96%	1.00%	to	2.95%	5.45%	to	7.54%
2006	2,533	$29.63	to	$40.08	88,620	3.96%	1.00%	to	2.70%	-0.02%	to	1.26%
2005	2,783	$29.63	to	$38.43	96,876	4.24%	1.15%	to	2.70%	-1.16%	to	0.38%
JPMIT International Equity Fund
20095	16	$13.88	to	$13.93	228	1.44%	1.15%	to	2.55%	38.22%	to	39.56%
JPMorgan Insurance Trust U.S. Equity Portfolio
20095	26	$13.75	to	$13.82	357	0.00%	1.15%	to	2.55%	31.47%	to	32.74%
Mutual Global Discovery Securities Fund
2009	24,682	$20.46	to	$26.62	532,799	1.20%	1.00%	to	3.15%	19.49%	to	22.09%
2008	23,470	$17.32	to	$21.69	463,812	2.28%	1.00%	to	3.00%	-30.57%	to	-29.17%
2007	31,131	$25.83	to	$30.67	893,746	1.50%	1.00%	to	2.95%	8.58%	to	10.73%
2006	30,097	$23.70	to	$24.92	788,452	1.03%	1.00%	to	2.70%	9.77%	to	19.79%
2005	26,246	$19.81	to	$22.76	571,760	1.31%	1.15%	to	2.70%	12.89%	to	14.66%
Mutual Shares Securities Fund
2009	35,649	$14.88	to	$19.49	549,364	1.96%	1.00%	to	3.15%	22.14%	to	24.79%
2008	35,119	$12.33	to	$15.46	497,934	3.06%	1.00%	to	3.00%	-38.97%	to	-37.74%
2007	49,588	$20.91	to	$24.87	1,160,544	1.51%	1.00%	to	2.95%	0.45%	to	2.44%
2006	47,987	$20.76	to	$24.65	1,107,271	1.30%	1.00%	to	2.70%	9.03%	to	15.23%
2005	39,133	$18.02	to	$20.78	781,296	0.94%	1.15%	to	2.70%	7.62%	to	9.29%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
OpCap Mid Cap Portfolio
2009	6,561	$7.84	to	$22.72	53,180	0.67%	1.00%	to	3.15%	34.44%	to	37.36%
2008	5,070	$5.83	to	$6.13	30,318	0.40%	1.00%	to	3.00%	-43.40%	to	-42.26%
2007	2,964	$10.37	to	$10.61	31,117	0.15%	1.00%	to	2.95%	4.10%	to	6.16%
2006	1,451	$9.93	to	$10.04	14,483	0.00%	1.00%	to	2.60%	10.29%	to	10.90%
Oppenheimer Global Securities Fund/VA
2009	7,812	$11.22	to	$13.09	93,465	2.28%	1.15%	to	2.70%	36.05%	to	38.17%
2008	9,271	$8.25	to	$9.47	81,580	1.69%	1.15%	to	2.70%	-41.79%	to	-40.87%
2007	13,620	$14.17	to	$16.02	205,533	1.40%	1.15%	to	2.70%	3.47%	to	5.10%
2006	16,707	$13.70	to	$15.25	241,736	1.06%	1.15%	to	2.70%	14.56%	to	16.35%
2005	19,339	$11.95	to	$13.10	242,446	1.06%	1.15%	to	2.70%	11.27%	to	13.00%
Oppenheimer High Income Fund/VA
2009	3,916	$2.97	to	$3.46	12,389	0.00%	1.15%	to	2.70%	21.98%	to	23.88%
2008	3,715	$2.43	to	$2.79	9,566	7.21%	1.15%	to	2.70%	-79.24%	to	-78.92%
2007	2,370	$11.72	to	$13.25	29,717	7.52%	1.15%	to	2.70%	-2.78%	to	-1.25%
2006	2,977	$12.05	to	$13.42	38,259	7.81%	1.15%	to	2.70%	6.52%	to	8.18%
2005	3,291	$11.32	to	$12.40	39,330	6.94%	1.15%	to	2.70%	-0.40%	to	1.15%
Oppenheimer Main Street Fund/VA
2009	8,370	$7.42	to	$8.65	65,355	1.94%	1.15%	to	2.70%	24.87%	to	26.82%
2008	9,230	$5.94	to	$6.82	58,515	1.63%	1.15%	to	2.70%	-40.11%	to	-39.17%
2007	13,154	$9.92	to	$11.22	139,064	1.04%	1.15%	to	2.70%	1.63%	to	3.22%
2006	15,908	$9.76	to	$10.87	164,300	1.17%	1.15%	to	2.70%	11.97%	to	13.71%
2005	18,526	$8.72	to	$9.56	169,622	1.39%	1.15%	to	2.70%	3.16%	to	4.77%
PIMCO VIT All Asset Portfolio
2009	14,785	$11.67	to	$13.84	188,459	7.75%	1.00%	to	3.15%	17.80%	to	20.36%
2008	10,475	$9.97	to	$11.52	114,617	5.55%	1.00%	to	3.00%	-18.34%	to	-16.68%
2007	13,347	$12.67	to	$13.84	180,302	7.29%	1.00%	to	2.95%	5.27%	to	7.24%
2006	16,148	$12.40	to	$12.98	205,480	5.38%	1.00%	to	2.70%	1.59%	to	1.88%
2005	17,865	$12.18	to	$12.44	222,032	4.74%	1.40%	to	2.70%	3.41%	to	4.76%
PIMCO VIT CommodityRealReturn Strategy Portfolio
2009	16,309	$9.13	to	$11.07	155,748	6.22%	1.00%	to	3.15%	37.14%	to	40.12%
2008	12,315	$6.70	to	$7.94	85,230	4.50%	1.00%	to	3.00%	-45.46%	to	-44.35%
2007	8,897	$12.41	to	$12.87	112,433	4.81%	1.00%	to	2.95%	19.64%	to	22.01%
2006	8,067	$10.34	to	$10.62	84,388	4.62%	1.00%	to	2.60%	-5.58%	to	-5.58%
20051	4,475	$10.95	to	$11.04	49,229	2.57%	1.40%	to	2.60%	9.31%	to	10.18%
PIMCO VIT Emerging Markets Bond Portfolio
2009	5,930	$12.28	to	$22.00	76,335	5.87%	1.00%	to	3.15%	26.54%	to	29.29%
2008	3,274	$9.77	to	$10.44	33,044	6.48%	1.00%	to	3.00%	-17.13%	to	-15.45%
2007	3,644	$11.90	to	$12.37	44,213	5.82%	1.00%	to	2.95%	2.73%	to	4.76%
2006	3,050	$11.54	to	$11.85	35,627	5.36%	1.00%	to	2.60%	5.08%	to	6.48%
20051	2,030	$10.84	to	$10.93	22,123	3.65%	1.40%	to	2.60%	8.32%	to	9.19%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
PIMCO VIT Global Bond Portfolio
2009	8,649	$10.84	to	$16.73	98,030	3.13%	1.00%	to	3.15%	13.24%	to	15.70%
2008	7,579	$9.62	to	$14.54	75,572	3.31%	1.00%	to	3.00%	-3.78%	to	-1.84%
2007	5,408	$10.11	to	$10.51	55,781	3.33%	1.00%	to	2.95%	6.54%	to	8.65%
2006	3,080	$9.46	to	$9.71	29,522	3.33%	1.00%	to	2.60%	1.02%	to	1.97%
20051	1,350	$9.27	to	$9.35	12,591	1.98%	1.40%	to	2.60%	-7.18%	to	-6.43%
PIMCO VIT Global Multi-Asset Portfolio
20096	1,092	$9.98	to	$10.02	10,923	1.05%	1.15%	to	3.15%	0.37%	to	0.75%
PIMCO VIT High Yield Portfolio
2009	14,268	$12.55	to	$15.30	193,247	8.66%	1.00%	to	3.15%	36.08%	to	39.04%
2008	9,789	$9.25	to	$11.02	96,790	7.78%	1.00%	to	3.00%	-25.81%	to	-24.30%
2007	12,978	$12.43	to	$14.58	173,285	7.03%	1.00%	to	2.95%	0.59%	to	2.48%
2006	15,336	$12.34	to	$13.88	201,813	6.93%	1.00%	to	2.70%	4.88%	to	6.21%
2005	16,429	$11.62	to	$13.21	202,567	6.57%	1.15%	to	2.70%	1.36%	to	2.94%
PIMCO VIT Real Return Portfolio
2009	23,987	$11.73	to	$18.67	299,229	3.10%	1.00%	to	3.15%	14.72%	to	17.22%
2008	19,352	$10.31	to	$16.01	210,471	3.53%	1.00%	to	3.00%	-9.81%	to	-7.98%
2007	20,669	$11.55	to	$12.41	249,436	4.72%	1.00%	to	2.95%	7.43%	to	9.56%
2006	22,779	$10.72	to	$11.46	253,317	4.25%	1.00%	to	2.70%	-1.96%	to	-1.53%
2005	25,016	$10.94	to	$11.37	281,377	2.82%	1.40%	to	2.70%	-0.61%	to	0.68%
PIMCO VIT Total Return Portfolio
2009	50,292	$14.64	to	$17.86	779,577	5.15%	1.00%	to	3.15%	10.53%	to	12.94%
2008	34,157	$13.43	to	$15.85	492,177	4.47%	1.00%	to	3.00%	1.70%	to	3.76%
2007	35,646	$13.16	to	$15.29	505,831	4.85%	1.00%	to	2.95%	5.69%	to	7.67%
2006	37,062	$12.44	to	$13.99	492,340	4.44%	1.00%	to	2.70%	1.09%	to	1.62%
2005	36,408	$12.30	to	$13.85	474,744	3.44%	1.15%	to	2.70%	-0.27%	to	1.29%
Seligman Global Technology Portfolio
2009	240	$6.84	to	$7.33	1,700	0.00%	1.15%	to	2.55%	58.29%	to	60.52%
2008	282	$4.30	to	$4.58	1,245	0.00%	1.15%	to	2.55%	-41.76%	to	-40.93%
2007	320	$7.34	to	$7.76	2,408	0.00%	1.15%	to	2.55%	12.52%	to	14.12%
2006	446	$6.27	to	$6.91	2,954	0.00%	1.15%	to	2.55%	14.96%	to	16.58%
2005	537	$5.52	to	$5.86	3,070	0.00%	1.35%	to	2.35%	5.63%	to	6.69%
Seligman Small-Cap Value Portfolio
2009	2,904	$19.78	to	$23.07	61,488	0.00%	1.15%	to	2.70%	31.85%	to	33.91%
2008	3,341	$15.00	to	$17.23	53,475	0.00%	1.15%	to	2.70%	-41.15%	to	-40.23%
2007	4,672	$25.49	to	$28.82	126,765	0.00%	1.15%	to	2.70%	1.35%	to	2.95%
2006	6,020	$25.15	to	$28.00	159,979	0.00%	1.15%	to	2.70%	18.03%	to	19.86%
2005	7,502	$21.31	to	$23.36	167,646	9.61%	1.15%	to	2.70%	-6.53%	to	-5.07%
SP International Growth Portfolio
2009	1,666	$5.95	to	$6.84	10,271	1.31%	1.15%	to	2.70%	32.80%	to	34.88%
2008	1,826	$4.48	to	$5.07	8,551	1.45%	1.15%	to	2.70%	-51.81%	to	-51.05%
2007	3,006	$9.29	to	$10.37	29,477	0.45%	1.15%	to	2.70%	15.93%	to	17.76%
2006	2,608	$8.02	to	$8.80	21,901	1.58%	1.15%	to	2.70%	16.98%	to	18.80%
2005	2,982	$6.85	to	$7.41	21,271	0.24%	1.15%	to	2.70%	12.72%	to	14.47%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
SP Strategic Partners Focused Growth Portfolio
2009	2,033	$6.19	to	$7.12	13,247	0.00%	1.15%	to	2.70%	39.56%	to	41.74%
2008	2,176	$4.45	to	$5.02	10,121	0.00%	1.15%	to	2.70%	-40.18%	to	-39.25%
2007	3,429	$7.44	to	$8.26	26,746	0.00%	1.15%	to	2.70%	11.60%	to	13.36%
2006	4,431	$6.64	to	$7.29	30,769	0.00%	1.15%	to	2.70%	-3.74%	to	-2.24%
2005	5,876	$6.90	to	$7.46	42,142	0.00%	1.15%	to	2.70%	11.77%	to	13.52%
Templeton Global Asset Allocation Fund
2009	1,130	$20.67	to	$24.98	10,145	9.49%	1.15%	to	1.49%	20.18%	to	20.51%
2008	551	$17.17	to	$20.79	9,555	10.71%	1.15%	to	1.49%	-26.10%	to	-25.96%
2007	599	$23.23	to	$28.86	15,017	17.69%	1.15%	to	1.49%	8.53%	to	8.78%
2006	742	$21.37	to	$26.53	16,958	7.31%	1.15%	to	1.49%	19.60%	to	19.73%
2005	897	$17.87	to	$22.16	17,048	3.91%	1.15%	to	1.49%	2.17%	to	2.41%
Templeton Foreign Securities Fund
2009	10,934	$20.26	to	$27.23	223,268	3.62%	1.00%	to	2.70%	33.39%	to	35.68%
2008	10,526	$15.19	to	$19.75	192,585	2.58%	1.00%	to	2.70%	-41.97%	to	-40.97%
2007	14,100	$26.18	to	$33.50	443,786	2.13%	1.00%	to	2.70%	12.36%	to	14.30%
2006	16,562	$23.30	to	$30.02	459,162	1.33%	1.00%	to	2.70%	10.98%	to	18.22%
2005	17,208	$19.71	to	$24.44	402,655	1.25%	1.15%	to	2.70%	7.24%	to	8.94%
Templeton Global Bond Securities Fund
2009	6,355	$27.50	to	$42.17	221,537	13.84%	1.00%	to	3.15%	15.00%	to	17.50%
2008	4,025	$24.89	to	$35.86	124,761	3.84%	1.00%	to	3.00%	3.06%	to	5.15%
2007	2,675	$26.00	to	$34.15	84,083	1.99%	1.00%	to	2.95%	7.83%	to	9.96%
2006	909	$29.91	to	$31.13	27,726	3.17%	1.15%	to	1.49%	11.47%	to	11.48%
2005	1,092	$26.83	to	$27.92	29,837	6.41%	1.15%	to	1.49%	-4.37%	to	-4.18%
Templeton Growth Securities Fund
2009	22,893	$16.47	to	$22.59	399,185	3.28%	1.00%	to	3.15%	27.04%	to	29.80%
2008	22,126	$13.25	to	$17.43	351,451	1.93%	1.00%	to	3.00%	-44.03%	to	-42.90%
2007	30,377	$24.71	to	$30.58	870,214	1.41%	1.00%	to	2.95%	-0.64%	to	1.32%
2006	29,543	$24.80	to	$30.81	844,951	1.34%	1.00%	to	2.70%	11.80%	to	18.57%
2005	26,041	$20.92	to	$25.07	626,812	1.16%	1.15%	to	2.70%	5.97%	to	7.62%
Van Kampen LIT Capital Growth Portfolio
2009	279	$6.60	to	$7.45	1,979	0.00%	1.15%	to	2.55%	61.47%	to	63.75%
2008	327	$4.09	to	$4.55	1,424	0.19%	1.15%	to	2.55%	-50.40%	to	-49.70%
2007	462	$8.24	to	$9.04	4,019	0.00%	1.15%	to	2.55%	13.69%	to	15.30%
2006	685	$7.25	to	$7.84	5,196	0.00%	1.15%	to	2.55%	0.05%	to	1.45%
2005	863	$7.24	to	$7.73	6,486	0.01%	1.15%	to	2.55%	4.93%	to	6.41%
Van Kampen LIT Growth and Income Portfolio
2009	31	$13.24	to	$14.26	446	3.84%	1.15%	to	2.55%	21.24%	to	22.94%
2008	55	$10.85	to	$11.60	632	2.10%	1.15%	to	2.55%	-33.75%	to	-32.81%
2007	59	$16.27	to	$17.27	975	1.66%	1.15%	to	2.55%	0.20%	to	1.62%
2006	64	$15.42	to	$16.99	1,043	1.29%	1.15%	to	2.55%	13.32%	to	14.91%
2005	82	$14.15	to	$14.79	1,183	1.14%	1.15%	to	1.90%	7.92%	to	8.73%

 (Continued)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as M&E and administrative charges that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Net Investment income ratios may be calculated by applying applicable expense ratios.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account. The total return does not include any expenses assessed through the redemption of units.Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.As the total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and is not annualized.

**** Units Outstanding excludes units for annuitized contracts and Seed Shares.Total Net Assets includes the net assets of the annuitized contracts and Seed Shares.Total net assets of annuitized contracts at December 31, 2009 and 2008 are $7,434 and $6,151, respectively.

1.           Period from May 2, 2005 (fund commencement) to December 31, 2005
2.           Period from May 2, 2006 (fund commencement) to December 31, 2006
3.           Period from May 1, 2007 (fund commencement) to December 31, 2007
4.           Period from May 1, 2008 (fund commencement) to December 31, 2008
5.           Period from April 23, 2009 (fund commencement) to December 31, 2009
6.           Period from October 23, 2009 (fund commencement) to December 31, 2009

7.       SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued. No material subsequent events have occurred since December 31, 2009 that requires adjustment to the financial statements.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are included in Part B hereof:
1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2009 and 2008
3.	Consolidated Statements of Operations – Years ended December 31, 2009, 2008, and 2007
4.	Consolidated Statements of Comprehensive Income – Years ended December 31, 2009, 2008, and 2007
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2009, 2008, and 2007
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2009, 2008, and 2007
7.	Notes to Consolidated Financial Statements – December 31, 2009, 2008, and 2007
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other Than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are included in Part B hereof:
1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2009
3.	Statements of Operations for the year ended December 31, 2009
4.	Statements of Changes in Net Assets for the year ended December 31, 2009 and 2008
5.	Notes to the Financial Statements – December 31, 2009
b.	Exhibits
1.	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985(1) incorporated by reference as exhibit EX-99.B1.
2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988.(2) incorporated by reference as exhibit EX-99.B3.a. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement between North American Life and Casualty Company and NALAC Financial Plans, Inc. dated November 19, 1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September 30, 2002; Amendment #3 dated October 1, 2003.(13) incorporated by reference as exhibit EX-99.B3.b. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference(11) as exhibit EX-99.B3.b. The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.	Individual Variable Annuity Original Contract and Schedule Page -L30800(4) incorporated by reference as exhibit EX-99.B4.a.
	b.	Individual Variable Annuity-May 2003 Contract - L30800(5/03)(7) incorporated by reference as exhibit EX-99.B4.b.
	c.	Contract Schedule Page-May 2003 - S40010(5-03)(7) incorporated by reference as exhibit EX-99.B4.c.
	d.	Contract Schedule Page-PRIME Plus - S40010(1-06)(10) incorporated by reference as exhibit EX-99.B4.d.
	e.	Contract Schedule Addendum-add, reset-PRIME Plus - S40729-A-R(10) incorporated by reference as exhibit EX-99.B4.e.
	f.	Contract Schedule Addendum-drop-PRIME Plus - S40729-D(10) incorporated by reference as exhibit EX-99.B4.f.
	g.	Asset Allocation Rider-PRIME Plus - S40721-ALT(10) incorporated by reference as exhibit EX-99.B4.g.
	h.	PRIME Plus Benefit Rider-PRIME Plus - S40722(10) incorporated by reference as exhibit EX-99.B4.h.
	i.	Annuity Option 6 Amendment Endorsement - S40397(7) incorporated by reference as exhibit EX-99.B4.d.
	j.	Waiver of CDSC Endorsement - S30074(3) incorporated by reference as exhibit EX-99.B4.a.
	k.	Traditional GMDB Endorsement - S40020(4) incorporated by reference as exhibit EX-99.B4.b.
	l.	Traditional GMDB Rider II-PRIME Plus - S40727(10) incorporated by reference as exhibit EX-99.B4.l.
	m.	Enhanced Death Benefit Endorsement - S40052(4) incorporated by reference as exhibit EX-99.B4.c.
	n.	Enhanced GMDB Endorsement-May 2003 Contracts - S40390(7) incorporated by reference as exhibit EX-99.B4.h.
	o.	Enhanced GMDB Rider II-PRIME Plus - S40726(10) incorporated by reference as exhibit EX-99.B4.o.
	p.	Traditional GMIB Endorsement - S40021(4) incorporated by reference as exhibit EX-99.B4.d.
	q.	Enhanced GMIB Endorsement - S40094(4) incorporated by reference as exhibit EX-99.B4.e.
	r.	Enhanced GMIB Endorsement (3% & MAV)-May 2003 Contracts - S40391(7) incorporated by reference as exhibit EX-99.B4.k.
	s.	Charitable Remainder Trust Endorsement(3) incorporated by reference as exhibit EX-99.B4.t.
	t.	IRA Endorsement - S40014(4) incorporated by reference as exhibit EX-99.B4.g.
	u.	Unisex Endorsement - S20146(4) incorporated by reference as exhibit EX-99.B4.h.
	v.	Pension Plan and Profit Sharing Plan Endorsement - S20205(4) incorporated by reference as exhibit EX-99.B4.i.
	w.	Group Pension Plan Death Benefit Endorsement - S30072(4-99)(3) incorporated by reference as exhibit EX-99.B4.g.
	x.	403(b) Annuity Endorsement - S30072(4-99)(4) incorporated by reference as exhibit EX-99.B4.k.
	y.	Earnings Protection GMDB Endorsement-Original Contracts - S20219(03-01)(7) incorporated by reference as exhibit EX-99.B4.r.
	z.	Earnings Protection GMDB Endorsement-May 2003 Contracts - S40379(7) incorporated by reference as exhibit EX-99.B4.s.
	aa.	Earnings Protection GMDB Rider II-PRIME Plus - S40725(10) incorporated by reference as exhibit EX-99.B4.aa.
	ab.	Traditional GPWB Endorsement - S40392(7) incorporated by reference as exhibit EX-99.B4.t.
	ac.	Enhanced GPWB Endorsement - S40393(7) incorporated by reference as exhibit EX-99.B4.u.
	ad.	Inherited IRA/Roth IRA Endorsement(10) incorporated by reference as exhibit EX-99.B4.ad.
5.	a.	Application for Ind. Var. Annuity-Original Contracts(3) incorporated by reference as exhibit EX-99.B5.
	b.	Application for Ind. Var. Annuity-May 2003 Contracts - F40269(05-03)(7) incorporated by reference as exhibit EX-99.B5.b.
	c.	Application for Ind. Var. Annuity-PRIME Plus Contracts - F40269(1-06)(10) incorporated by reference as exhibit EX-99.B5.c.
6.	(i).	Certificate of the Amendment of Charter of the Company dated October 5, 1988 and the Declaration of Intention and Charter dated August 26, 1996(11) incorporated by reference as exhibit EX-99.B6.(i).
	(ii).	The Restated Bylaws of the Company (as amended October 2, 1996)(11) incorporated by reference as exhibit EX-99.B6.(ii).
7.	Not Applicable
8.	a.	22c-2 Agreements(14) incorporated by reference as exhibit EX-99.B8.a.
	b.	22c-2 Agreement-BlackRock Distributors, Inc.(15) incorporated by reference as exhibit EX-99.B8.b.
c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008(15) incorporated by reference as exhibit EX-99.B8.c.

	d.	Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008(15) incorporated by reference as exhibit EX-99.B8.d.
e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999(4) incorporated by reference as exhibit EX-99.B8.e.

f.
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08.(15) incorporated by reference as exhibit EX-99.B8.f.

	g.	Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 5/1/2002(13) incorporated by reference as exhibit EX-99.B8.f.
h.
Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 8/7/02, 10/16/06(13) incorporated by reference as exhibit EX-99.B8.g.

i.
Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002(13) incorporated by reference as exhibit EX-99.B8.h.

j.
Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002(6) incorporated by reference as exhibit EX-99.B8.h.

k.
Amendment to Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007.(14) incorporated by reference as exhibit EX-99.B8.j.

	l.	Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003(9) incorporated by reference as exhibit EX-99.B8.ac.
m.
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008.(15) incorporated by reference as exhibit EX-99.B8.h.

n.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003(9) incorporated by reference as exhibit EX-99.B8.h.

o.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08.(15) incorporated by reference as exhibit EX-99.B8.j.

p.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006(12) incorporated by reference as exhibit EX-99.B8.ai.

	q.	Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006(12) incorporated by reference as exhibit EX-99.B8.aj.
	r.	Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(8) incorporated by reference as exhibit EX-99.B8.u.
s.
Amendment to Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00(13) incorporated by reference as exhibit EX-99.B8.r.

t.
Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(4) incorporated by reference as exhibit EX-99.B8.h.

u.
Amendments to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06(13) incorporated by reference as exhibit EX-99.B8.t.

v.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007(13) incorporated by reference as exhibit EX-99.B8.u.

w.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999(4) incorporated by reference as exhibit EX-99.B8.i.

x.
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05(13) incorporated by reference as exhibit EX-99.B8.w.

y.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007(13) incorporated by reference as exhibit EX-99.B8.x.

	z.	Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000(8) incorporated by reference as exhibit EX-99.B8.w.
aa.
Amendment to Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 9/9/2002(13) incorporated by reference as exhibit EX-99.B8.z.

ab.
Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services, LLC, dated 12/15/2000(5) incorporated by reference as exhibit EX-99.B8.k.

	ac.	Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated 12/16/1999(8) incorporated by reference as exhibit EX-99.B8.x.
	ad.	Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(4) incorporated by reference as exhibit EX-99.B8.j.
ae.
Amendments to Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06(13) incorporated by reference as exhibit EX-99.B8.ad.

9.	Opinion and Consent of Counsel*
10.	Consent of Independent Registered Public Accounting Firm*
11.	Not Applicable
12.	Not Applicable
13.	Power of Attorney(16) incorporated by reference as exhibit EX-99.B13.

*	Filed herewith

(1)	Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2)	Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3)	Incorporated by reference from Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on July 6, 1999.
(4)	Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 30, 1999.
(5)	Incorporated by reference from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6)	Incorporated by reference from Post-Effective Amendment No. 3 to Allianz Life's Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(7)	Incorporated by reference from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2003.
(8)	Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(9)	Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.
(10)	Incorporated by reference from Post-Effective Amendment No. 16 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 27, 2006.
(11)	Incorporated by reference from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
(12)	Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(13)	Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.
(14)	Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.
(15)	Incorporated by reference from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.
(16)	Incorporated by reference from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 10, 2010.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gary C. Bhojwani	Director, President and Chief Executive Officer
Giulio Terzariol	Director, Senior Vice President and Chief Financial Officer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Maureen A. Phillips	Senior Vice President, Secretary and General Counsel
Axel Zehren	Senior Vice President, Chief Investment Officer
Walter R. White	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Patrick L. Nelson	Vice President, Chief Suitability Officer
Marc B. Olson	Vice President, Controller
Jay Ralph Allianz SE Koniginstr. 28 80802 Munchen Germany	Director and Chairman of the Board
Dr. Helmut Perlet Koniginstr. 80802 Munchen Germany	Director
Dr. Brigitte Bovermann Koniginstr. 28 80802 Munchen Germany	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Registrant's Post-Effective No. 21 to

Form N-4 File Nos. 333-139701 and 811-05618 filed electronically on April 23, 2010.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2010 there were 34,634 qualified Contract Owners and 19,478 non-qualified Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION

The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

a.	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
b.	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Robert DeChellis	Chief Executive Officer, President and Governor
Thomas Burns	Governor
Angela Forsman	Chief Financial Officer and Vice President
Jeffrey W. Kletti	Senior Vice President
Kristine Klitzke	Chief Compliance Officer
Stewart D. Gregg	Vice President and Secretary
Bernt vonOhlen	Assistant Secretary

c.	For the period 1-1-2009 to 12-31-2009
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$169,464,504.26	$0	$0	$0
The $169,464,504.26 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of April, 2010.

ALLIANZ LIFE VARIABLE ACCOUNT B

(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(Depositor)

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(Depositor)

By: GARY C. BHOJWANI*

Gary C. Bhojwani

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2010.

Signature	Title
Gary C. Bhojwani* Gary C. Bhojwani	Director, President & Chief Executive Officer
Giulio Terzariol* Giulio Terzariol	Director, Vice President, Chief Financial Officer and Treasurer
Peter Huehne* Peter Huehne	Director
Charles Kavitsky* Charles Kavitsky	Director
Brigitte Bovermann* Brigitte Bovermann	Director

*	By Power of Attorney filed as Exhibit 13 to this Registration Statement

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 22

TO FORM N-4

(FILE NOS. 333-82329 AND 811-05816)

ALLIANZ LIFE VARIABLE ACCOUNT B

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm